UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (19.9%)
*	Amazon.com, Inc.	55,130	18,552
*	AMC Networks, Inc. - Class A	60,670	4,434
	Comcast Corp. - Class A	256,250	12,818
	Delphi Automotive PLC	168,530	11,436
*	Dollar General Corp.	83,570	4,636
	The Home Depot, Inc.	188,450	14,912
	Las Vegas Sands Corp.	145,700	11,770
*	Michael Kors Holdings, Ltd.	104,340	9,732
	NIKE, Inc. - Class B	146,070	10,789
*	Priceline.com, Inc.	9,920	11,824
	PVH Corp.	64,290	8,021
	Starbucks Corp.	160,930	11,809
	Twenty-First Century Fox, Inc.	300,670	9,612
*	Under Armour, Inc.	108,540	12,443
*	Urban Outfitters, Inc.	153,900	5,613
	Viacom, Inc. - Class B	127,530	10,839

	Total		169,240

	Consumer Staples (10.9%)
	Coca-Cola Enterprises, Inc.	248,800	11,883
	Costco Wholesale Corp.	100,390	11,212
	CVS Caremark Corp.	128,070	9,587
	Mondelez International, Inc.	270,310	9,339
	PepsiCo, Inc.	252,230	21,061
	Philip Morris International, Inc.	242,470	19,851
	Whole Foods Market, Inc.	206,080	10,450

	Total		93,383

	Energy (4.9%)
	EOG Resources, Inc.	71,450	14,016
	National Oilwell Varco, Inc.	92,470	7,201
	Schlumberger, Ltd.	209,360	20,413

	Total		41,630

	Financials (5.6%)
	American Express Co.	139,260	12,538
	Ameriprise Financial, Inc.	86,660	9,539
	BlackRock, Inc.	30,910	9,720
	Discover Financial Services	115,530	6,723
	IntercontinentalExchange Group, Inc.	46,010	9,102

	Total		47,622

	Health Care (14.0%)
*	Alexion Pharmaceuticals, Inc.	51,710	7,867

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Amgen, Inc.	91,960	11,342
*	Biogen Idec, Inc.	45,930	14,049
	Bristol-Myers Squibb Co.	267,960	13,920
*	Forest Laboratories, Inc.	93,030	8,584
*	Gilead Sciences, Inc.	244,280	17,310
*	Illumina, Inc.	54,790	8,145
	McKesson Corp.	68,710	12,132
*	Mylan, Inc.	121,310	5,923
	Perrigo Co. PLC	49,750	7,694
*	Regeneron Pharmaceuticals, Inc.	27,360	8,216
*	Vertex Pharmaceuticals, Inc.	57,050	4,035

	Total		119,217

	Industrials (10.8%)
	Cummins, Inc.	109,930	16,378
	Danaher Corp.	146,920	11,019
	FedEx Corp.	58,430	7,745
	Fluor Corp.	148,410	11,536
	Honeywell International, Inc.	181,930	16,876
	Precision Castparts Corp.	68,190	17,236
	Tyco International, Ltd.	272,540	11,556

	Total		92,346

	Information Technology (28.7%)
	Accenture PLC - Class A	190,340	15,174
*	Adobe Systems, Inc.	130,390	8,572
*	Cognizant Technology Solutions Corp. - Class A	246,320	12,466
	EMC Corp.	390,970	10,716
*	Facebook, Inc. - Class A	268,650	16,183
*	Google, Inc. - Class A	31,610	35,230
	Intuit, Inc.	160,490	12,475
*	Juniper Networks, Inc.	444,900	11,461
*	LinkedIn Corp. - Class A	39,920	7,383
	MasterCard, Inc. - Class A	158,620	11,849
	Microsoft Corp.	917,410	37,605
*	Salesforce.com, Inc.	182,110	10,397
*	ServiceNow, Inc.	105,600	6,327
	Texas Instruments, Inc.	341,320	16,093
*	Twitter, Inc.	92,242	4,305
	Visa, Inc. - Class A	81,760	17,649
	Xilinx, Inc.	197,200	10,702

	Total		244,587

	Materials (4.0%)
	Eastman Chemical Co.	114,810	9,898
	Martin Marietta Materials, Inc.	66,060	8,479

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Praxair, Inc.	118,520	15,522

Total		33,899

Total Common Stocks
(Cost: $664,449)		841,924

Total Investments (98.8%)
(Cost: $664,449)(a)		841,924

Other Assets, Less
Liabilities (1.2%)		9,992

Net Assets (100.0%)		851,916

Growth Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $664,449 and the net unrealized appreciation of investments based on that cost was $177,475 which is comprised of $181,170 aggregate gross unrealized appreciation and $3,695 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$841,924	$-	$-
Total	$841,924	$-	$-

Focused Appreciation Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (26.7%)
*	Amazon.com, Inc.	56,967	19,170
	Comcast Corp. - Class A	235,538	11,782
	Delphi Automotive PLC	263,278	17,866
	Lowe’s Cos., Inc.	423,458	20,707
	Marriott International, Inc. - Class A	221,449	12,406
*	MGM Resorts International	289,332	7,482
*	Panera Bread Co. - Class A	44,859	7,916
*	Priceline.com, Inc.	16,269	19,391
	Starbucks Corp.	167,953	12,324
	The TJX Cos., Inc.	303,691	18,419
	Twenty-First Century Fox, Inc.	576,874	18,443

	Total		165,906

	Consumer Staples (1.3%)
*	Monster Beverage Corp.	119,768	8,318

	Total		8,318

	Financials (7.8%)
	Citigroup, Inc.	322,714	15,361
	IntercontinentalExchange Group, Inc.	57,365	11,349
	U.S. Bancorp	499,834	21,423

	Total		48,133

	Health Care (18.9%)
*	athenahealth, Inc.	38,902	6,234
*	Biogen Idec, Inc.	30,770	9,411
*	Celgene Corp.	131,194	18,315
*	Endo Pharmaceuticals Holdings, Inc.	241,264	16,563
*	Express Scripts Holding Co.	247,631	18,594
*	Gilead Sciences, Inc.	302,962	21,468
*	Valeant Pharmaceuticals International, Inc.	74,185	9,780
	Zoetis, Inc.	588,423	17,029

	Total		117,394

	Industrials (11.5%)
	Canadian Pacific Railway, Ltd.	163,924	24,659
	Cummins, Inc.	50,128	7,468
	Nielsen Holdings NV	262,152	11,700
	Precision Castparts Corp.	108,882	27,521

	Total		71,348

	Information Technology (21.5%)
	Amphenol Corp. - Class A	96,692	8,862
	ARM Holdings PLC - ADR	284,078	14,479
*	CoStar Group, Inc.	46,635	8,709
*	Google, Inc. - Class A	28,854	32,158
*	LinkedIn Corp. - Class A	22,529	4,166

	Common Stocks (94.1%)		Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	MasterCard, Inc. - Class A		298,826	22,322
*	Salesforce.com, Inc.		273,894	15,637
	TE Connectivity, Ltd.		212,969	12,823
*	Teradata Corp.		164,999	8,116
*	Yahoo!, Inc.		175,698	6,308

	Total			133,580

	Materials (3.6%)
	Monsanto Co.		195,130	22,200

	Total			22,200

	Telecommunication Services (2.8%)
	Crown Castle International Corp.		146,622	10,818
*	T-Mobile US, Inc.		206,099	6,807

	Total			17,625

	Total Common Stocks
	(Cost: $482,714)			584,504

	Foreign Common Stocks (4.8%)	Country

	Consumer Discretionary (1.7%)
	Prada SpA	Italy	1,376,800	10,774

	Total			10,774

	Information Technology (1.5%)
	Tencent Holdings, Ltd.	Cayman Islands	135,900	9,453

	Total			9,453

	Telecommunication Services (1.6%)
	Iliad SA	France	34,975	10,085

	Total			10,085

	Total Foreign Common Stocks
	(Cost: $30,089)			30,312

	Short-Term Investments (1.5%)

	Commercial Paper (1.5%)
	BNP Paribas Finance, Inc., 0.01%, 4/1/13		9,200,000	9,200

	Total			9,200

	Total Short-Term Investments
	(Cost: $9,200)			9,200

	Total Investments (100.4%)
	(Cost: $522,003)(a)			624,016

	Other Assets, Less
	Liabilities (-0.4%)			(2,735)

	Net Assets (100.0%)			621,281

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $522,003 and the net unrealized appreciation of investments based on that cost was $102,013 which is comprised of $110,972 aggregate gross unrealized appreciation and $8,959 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$584,504	$-	$-
Foreign Common Stocks	30,312	-	-
Short-Term Investments	-	9,200	-
Total	$614,816	$9,200	$-

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

Common Stocks (99.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.2%)
Comcast Corp. - Class A	119,152	5,960
McDonald’s Corp.	131,278	12,869
Target Corp.	139,553	8,444
Time Warner Cable, Inc.	22,288	3,058
Twenty-First Century Fox, Inc.	183,510	5,867
The Walt Disney Co.	94,133	7,537

Total		43,735

Consumer Staples (25.2%)
Altria Group, Inc.	286,708	10,731
The Coca-Cola Co.	554,535	21,438
Diageo PLC	41,833	5,212
The Estee Lauder Cos., Inc. - Class A	115,311	7,712
Kraft Foods Group, Inc.	29,451	1,652
Mondelez International, Inc.	154,689	5,345
Nestle SA, ADR	221,932	16,694
PepsiCo, Inc.	103,025	8,603
Philip Morris International, Inc.	286,328	23,442
The Procter & Gamble Co.	148,522	11,971
SABMiller PLC, ADR	107,053	5,395
Walgreen Co.	147,358	9,730
Wal-Mart Stores, Inc.	95,647	7,310

Total		135,235

Energy (19.4%)
Chevron Corp.	174,747	20,779
ConocoPhillips	154,170	10,846
EOG Resources, Inc.	18,411	3,612
Exxon Mobil Corp.	269,581	26,333
Imperial Oil, Ltd.	125,732	5,853
Occidental Petroleum Corp.	147,790	14,083
Phillips 66	43,579	3,358
Royal Dutch Shell PLC - Class A, ADR	128,227	9,368
Total SA, ADR	148,507	9,742

Total		103,974

Financials (10.1%)
ACE, Ltd.	53,944	5,344
American Express Co.	68,017	6,123
BlackRock, Inc.	28,303	8,901
Franklin Resources, Inc.	158,502	8,588
HSBC Holdings PLC, ADR	49,099	2,496
JPMorgan Chase & Co.	225,755	13,705
State Street Corp.	40,000	2,782
Wells Fargo & Co.	120,523	5,995

Total		53,934

	Common Stocks (99.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care (12.4%)
	Abbott Laboratories	210,638	8,112
	AbbVie, Inc.	171,972	8,839
*	Gilead Sciences, Inc.	64,000	4,535
	Johnson & Johnson	148,101	14,548
	Merck & Co., Inc.	76,073	4,319
	Novartis AG, ADR	71,303	6,062
	Novo Nordisk A/S, ADR	233,235	10,647
	Roche Holding AG, ADR	245,964	9,278

	Total		66,340

	Industrials (5.9%)
	Canadian Pacific Railway, Ltd.	39,854	5,995
	Caterpillar, Inc.	58,273	5,791
	General Electric Co.	202,792	5,250
	Union Pacific Corp.	15,000	2,815
	United Technologies Corp.	102,676	11,997

	Total		31,848

	Information Technology (15.4%)
	Apple, Inc.	41,727	22,397
	ASML Holding N.V.	30,000	2,801
	Automatic Data Processing, Inc.	86,475	6,681
	Intel Corp.	201,164	5,192
	International Business Machines Corp.	78,519	15,114
	Oracle Corp.	162,624	6,653
	Qualcomm, Inc.	122,918	9,693
	Texas Instruments, Inc.	206,633	9,743
	Xilinx, Inc.	83,444	4,528

	Total		82,802

	Materials (3.0%)
	Air Products and Chemicals, Inc.	35,897	4,273
	Praxair, Inc.	88,526	11,594

	Total		15,867

	Total Common Stocks
	(Cost: $446,757)		533,735

	Total Investments (99.6%)
	(Cost: $446,757)(a)		533,735

	Other Assets, Less
	Liabilities (0.4%)		2,350

	Net Assets (100.0%)		536,085

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $446,757 and the net unrealized appreciation of investments based on that cost was $86,978 which is comprised of $89,503 aggregate gross unrealized appreciation and $2,525 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$533,735	$-	$-
Total	$533,735	$-	$-

Large Cap Blend Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (2.3%)
	Time Warner, Inc.	53,875	3,520

	Total		3,520

	Consumer Staples (13.9%)
	DANONE SA, ADR	478,250	6,786
	Nestle SA, ADR	71,925	5,410
	Unilever PLC, ADR	92,025	3,937
	Wal-Mart Stores, Inc.	68,125	5,207

	Total		21,340

	Energy (8.9%)
	Devon Energy Corp.	102,200	6,840
	Schlumberger, Ltd.	69,750	6,801

	Total		13,641

	Financials (19.8%)
	American Express Co.	67,925	6,115
	The Bank of New York Mellon Corp.	211,100	7,450
*	Berkshire Hathaway, Inc. - Class B	59,125	7,389
	Comerica, Inc.	123,050	6,374
	Willis Group Holdings PLC	72,150	3,184

	Total		30,512

	Health Care (13.6%)
	AmerisourceBergen Corp.	74,750	4,903
	Covidien PLC	73,175	5,390
	GlaxoSmithKline PLC, ADR	54,875	2,932
	UnitedHealth Group, Inc.	94,275	7,729

	Total		20,954

	Industrials (15.5%)
	3M Co.	43,500	5,901
	Cintas Corp.	67,050	3,997
	Expeditors International of Washington, Inc.	106,050	4,203
	Illinois Tool Works, Inc.	63,225	5,142
	PACCAR, Inc.	68,900	4,646

	Total		23,889

	Information Technology (11.1%)
	Accenture PLC - Class A	90,575	7,221
	Microsoft Corp.	122,525	5,022
	TE Connectivity, Ltd.	81,425	4,903

	Total		17,146

Common Stocks (91.2%)	Shares/ $ Par	Value $ (000’s)

Materials (6.1%)
Potash Corp. of Saskatchewan, Inc.	261,750	9,481

Total		9,481

Total Common Stocks
(Cost: $118,340)		140,483

Short-Term Investments (8.7%)

Money Market Funds (8.7%)
JPMorgan U.S. Government Money Market Fund	6,663,518	6,663
JPMorgan U.S. Treasury Plus Money Market Fund	6,663,518	6,664

Total		13,327

Total Short-Term Investments
(Cost: $13,327)		13,327

Total Investments (99.9%)
(Cost: $131,667)(a)		153,810

Other Assets, Less
Liabilities (0.1%)		178

Net Assets (100.0%)		153,988

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $131,667 and the net unrealized appreciation of investments based on that cost was $22,143 which is comprised of $22,376 aggregate gross unrealized appreciation and $233 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$140,483	$-	$-
Short-Term Investments	13,327	-	-
Total	$153,810	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.9%)
*	Amazon.com, Inc.	47,900	16,119
*	AutoNation, Inc.	8,129	433
*	AutoZone, Inc.	4,325	2,323
*	Bed Bath & Beyond, Inc.	27,400	1,885
	Best Buy Co., Inc.	35,175	929
	BorgWarner, Inc.	29,400	1,807
	Cablevision Systems Corp. - Class A	27,600	466
*	CarMax, Inc.	28,800	1,348
	Carnival Corp.	56,509	2,139
	CBS Corp. - Class B	71,124	4,395
*	Chipotle Mexican Grill, Inc.	4,000	2,272
	Coach, Inc.	35,800	1,778
	Comcast Corp. - Class A	335,905	16,802
	D.R. Horton, Inc.	36,700	795
	Darden Restaurants, Inc.	16,950	860
	Delphi Automotive PLC	35,900	2,436
*	DIRECTV	61,100	4,669
*	Discovery Communications, Inc. - Class A	28,700	2,374
*	Dollar General Corp.	38,000	2,108
*	Dollar Tree, Inc.	26,800	1,398
	Expedia, Inc.	13,150	953
	Family Dollar Stores, Inc.	12,300	714
	Ford Motor Co.	508,165	7,927
*	Fossil Group, Inc.	6,200	723
	GameStop Corp. - Class A	14,900	612
	Gannett Co., Inc.	29,250	807
	The Gap, Inc.	34,175	1,369
	Garmin, Ltd.	15,800	873
	General Motors Co.	168,000	5,783
	Genuine Parts Co.	19,800	1,720
	The Goodyear Tire & Rubber Co.	32,000	836
	Graham Holdings, Co.	600	422
	H&R Block, Inc.	35,300	1,066
	Harley-Davidson, Inc.	28,400	1,892
	Harman International Industries, Inc.	8,700	926
	Hasbro, Inc.	15,025	836
	The Home Depot, Inc.	181,500	14,362
	International Game Technology	31,800	447
	The Interpublic Group of Cos., Inc.	54,637	937
	Johnson Controls, Inc.	85,600	4,051
	Kohl’s Corp.	25,967	1,475
	L Brands, Inc.	31,387	1,782
	Leggett & Platt, Inc.	17,933	585
	Lennar Corp. - Class A	22,700	899
	Lowe’s Cos., Inc.	134,800	6,592
	Macy’s, Inc.	47,446	2,813

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Marriott International, Inc. - Class A	28,456	1,594
	Mattel, Inc.	43,888	1,760
	McDonald’s Corp.	127,578	12,506
*	Michael Kors Holdings, Ltd.	23,100	2,155
*	Mohawk Industries, Inc.	7,900	1,074
*	Netflix, Inc.	7,700	2,711
	Newell Rubbermaid, Inc.	35,892	1,073
*	News Corp. - Class A	64,150	1,105
	NIKE, Inc. - Class B	95,800	7,076
	Nordstrom, Inc.	18,434	1,151
	Omnicom Group, Inc.	33,300	2,418
*	O’Reilly Automotive, Inc.	13,700	2,033
	PetSmart, Inc.	13,400	923
*	Priceline.com, Inc.	6,700	7,986
	PulteGroup, Inc.	44,235	849
	PVH Corp.	10,500	1,310
	Ralph Lauren Corp.	7,600	1,223
	Ross Stores, Inc.	27,700	1,982
	Scripps Networks Interactive - Class A	14,100	1,070
	Staples, Inc.	83,850	951
	Starbucks Corp.	97,400	7,147
	Starwood Hotels & Resorts Worldwide, Inc.	24,700	1,966
	Target Corp.	81,457	4,929
	Tiffany & Co.	14,167	1,221
	Time Warner Cable, Inc.	35,792	4,910
	Time Warner, Inc.	115,033	7,515
	The TJX Cos., Inc.	91,600	5,556
	Tractor Supply Co.	18,000	1,271
*	TripAdvisor, Inc.	14,250	1,291
	Twenty-First Century Fox, Inc.	250,100	7,996
*	Urban Outfitters, Inc.	14,000	511
	VF Corp.	45,428	2,811
	Viacom, Inc. - Class B	51,324	4,362
	The Walt Disney Co.	209,957	16,811
	Whirlpool Corp.	9,944	1,486
	Wyndham Worldwide Corp.	16,486	1,207
	Wynn Resorts, Ltd.	10,400	2,310
	Yum! Brands, Inc.	57,060	4,302

	Total		259,290

	Consumer Staples (9.6%)
	Altria Group, Inc.	256,822	9,613
	Archer-Daniels-Midland Co.	84,803	3,680
	Avon Products, Inc.	55,900	818
	Beam, Inc.	21,367	1,780
	Brown-Forman Corp. - Class B	20,933	1,878
	Campbell Soup Co.	23,022	1,033

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	The Clorox Co.	16,750	1,474
	The Coca-Cola Co.	488,250	18,876
	Coca-Cola Enterprises, Inc.	30,600	1,462
	Colgate-Palmolive Co.	112,444	7,294
	ConAgra Foods, Inc.	54,167	1,681
*	Constellation Brands, Inc. - Class A	21,600	1,835
	Costco Wholesale Corp.	56,664	6,328
	CVS Caremark Corp.	152,361	11,406
	Dr. Pepper Snapple Group, Inc.	25,400	1,383
	The Estee Lauder Cos., Inc. - Class A	32,900	2,200
	General Mills, Inc.	80,434	4,168
	The Hershey Co.	19,300	2,015
	Hormel Foods Corp.	17,300	852
	The J.M. Smucker Co.	13,400	1,303
	Kellogg Co.	33,057	2,073
	Keurig Green Mountain, Inc.	16,600	1,753
	Kimberly-Clark Corp.	48,856	5,386
	Kraft Foods Group, Inc.	76,798	4,308
	The Kroger Co.	66,605	2,907
	Lorillard, Inc.	46,638	2,522
	McCormick & Co., Inc.	16,900	1,212
	Mead Johnson Nutrition Co.	26,031	2,164
	Molson Coors Brewing Co. - Class B	20,400	1,201
	Mondelez International, Inc.	219,196	7,573
*	Monster Beverage Corp.	17,400	1,208
	PepsiCo, Inc.	196,225	16,385
	Philip Morris International, Inc.	204,222	16,720
	The Procter & Gamble Co.	349,364	28,159
	Reynolds American, Inc.	40,100	2,142
	Safeway, Inc.	29,700	1,097
	Sysco Corp.	75,325	2,722
	Tyson Foods, Inc. - Class A	34,600	1,523
	Walgreen Co.	112,646	7,438
	Wal-Mart Stores, Inc.	208,500	15,936
	Whole Foods Market, Inc.	47,900	2,429

	Total		207,937

	Energy (10.0%)
	Anadarko Petroleum Corp.	64,924	5,503
	Apache Corp.	50,846	4,218
	Baker Hughes, Inc.	56,364	3,665
	Cabot Oil & Gas Corp.	54,400	1,843

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Cameron International Corp.	27,900	1,723
	Chesapeake Energy Corp.	65,200	1,670
	Chevron Corp.	246,014	29,254
	ConocoPhillips	158,038	11,118
	CONSOL Energy, Inc.	29,500	1,179
	Denbury Resources, Inc.	45,900	753
	Devon Energy Corp.	49,300	3,300
	Diamond Offshore Drilling, Inc.	9,000	439
	Ensco PLC - Class A	30,100	1,589
	EOG Resources, Inc.	35,220	6,909
	EQT Corp.	19,400	1,881
	Exxon Mobil Corp.	556,801	54,388
*	FMC Technologies, Inc.	30,400	1,590
	Halliburton Co.	109,638	6,457
	Helmerich & Payne, Inc.	13,900	1,495
	Hess Corp.	35,200	2,917
	Kinder Morgan, Inc.	86,317	2,804
	Marathon Oil Corp.	89,766	3,188
	Marathon Petroleum Corp.	37,933	3,302
	Murphy Oil Corp.	22,200	1,395
	Nabors Industries, Ltd.	33,600	828
	National Oilwell Varco, Inc.	55,200	4,298
*	Newfield Exploration Co.	17,600	552
	Noble Corp.	32,700	1,071
	Noble Energy, Inc.	46,400	3,296
	Occidental Petroleum Corp.	102,440	9,761
	ONEOK, Inc.	26,800	1,588
	Peabody Energy Corp.	35,000	572
	Phillips 66	75,719	5,835
	Pioneer Natural Resources Co.	18,400	3,443
	QEP Resources, Inc.	23,100	680
	Range Resources Corp.	21,100	1,751
*	Rowan Cos., PLC - Class A	16,050	541
	Schlumberger, Ltd.	168,484	16,427
*	Southwestern Energy Co.	45,500	2,093
	Spectra Energy Corp.	86,336	3,189
	Tesoro Corp.	17,000	860
	Transocean, Ltd.	43,700	1,807
	Valero Energy Corp.	68,600	3,643
	The Williams Companies, Inc.	88,200	3,579

	Total		218,394

	Financials (16.2%)
	ACE, Ltd.	43,400	4,299
	Aflac, Inc.	58,750	3,704
	The Allstate Corp.	57,628	3,261
	American Express Co.	117,775	10,603
	American International Group, Inc.	188,691	9,436
	American Tower Corp.	50,900	4,167

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Ameriprise Financial, Inc.	24,555	2,703
	Aon PLC	38,800	3,270
	Apartment Investment & Management Co. - Class A	18,856	570
	Assurant, Inc.	9,200	598
	AvalonBay Communities, Inc.	15,673	2,058
	Bank of America Corp.	1,361,796	23,423
	The Bank of New York Mellon Corp.	146,263	5,162
	BB&T Corp.	91,600	3,680
*	Berkshire Hathaway, Inc. - Class B	231,966	28,989
	BlackRock, Inc.	16,200	5,095
	Boston Properties, Inc.	19,700	2,256
	Capital One Financial Corp.	73,829	5,697
*	CBRE Group, Inc.	35,900	985
	The Charles Schwab Corp.	150,611	4,116
	The Chubb Corp.	31,600	2,822
	Cincinnati Financial Corp.	18,975	923
	Citigroup, Inc.	391,264	18,624
	CME Group, Inc.	40,700	3,012
	Comerica, Inc.	23,450	1,215
	Crown Castle International Corp.	43,000	3,173
	Discover Financial Services	60,656	3,530
*	E*TRADE Financial Corp.	37,160	855
	Equity Residential	43,300	2,511
	Fifth Third Bancorp	109,734	2,518
	Franklin Resources, Inc.	52,050	2,820
	General Growth Properties, Inc.	67,200	1,478
*	Genworth Financial, Inc. - Class A	63,800	1,131
	The Goldman Sachs Group, Inc.	54,300	8,897
	The Hartford Financial Services Group, Inc.	57,550	2,030
	HCP, Inc.	58,900	2,285
	Health Care REIT, Inc.	37,400	2,229
	Host Hotels & Resorts, Inc.	97,494	1,973
	Hudson City Bancorp, Inc.	61,300	603
	Huntington Bancshares, Inc.	107,142	1,068
	IntercontinentalExchange Group, Inc.	14,827	2,933
	Invesco, Ltd.	55,800	2,065
	JPMorgan Chase & Co.	487,929	29,622
	KeyCorp	114,575	1,632
	Kimco Realty Corp.	52,800	1,155
	Legg Mason, Inc.	13,500	662

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Leucadia National Corp.	40,400	1,131
	Lincoln National Corp.	33,930	1,719
	Loews Corp.	39,421	1,736
	M&T Bank Corp.	16,900	2,050
	The Macerich Co.	18,100	1,128
	Marsh & McLennan Cos., Inc.	70,680	3,485
	McGraw Hill Financial, Inc.	34,920	2,664
	MetLife, Inc.	144,774	7,644
	Moody’s Corp.	24,250	1,923
	Morgan Stanley	180,713	5,633
	The NASDAQ OMX Group, Inc.	15,100	558
	Northern Trust Corp.	28,750	1,885
	People’s United Financial, Inc.	40,000	595
	Plum Creek Timber Co., Inc.	22,800	959
	PNC Financial Services Group, Inc.	68,789	5,985
	Principal Financial Group, Inc.	35,400	1,628
	The Progressive Corp.	70,600	1,710
	Prologis, Inc.	64,397	2,629
	Prudential Financial, Inc.	59,700	5,054
	Public Storage	18,600	3,134
	Regions Financial Corp.	182,890	2,032
	Simon Property Group, Inc.	40,536	6,648
	SLM Corp.	55,242	1,352
	State Street Corp.	55,600	3,867
	SunTrust Banks, Inc.	68,933	2,743
	T. Rowe Price Group, Inc.	33,800	2,783
	Torchmark Corp.	11,375	895
	The Travelers Cos., Inc.	45,410	3,864
	U.S. Bancorp	234,821	10,064
	Unum Group	33,431	1,180
	Ventas, Inc.	37,900	2,296
	Vornado Realty Trust	22,474	2,215
	Wells Fargo & Co.	617,031	30,691
	Weyerhaeuser Co.	75,353	2,212
	XL Group PLC	35,600	1,112
	Zions Bancorporation	23,800	737

	Total		353,779

	Health Care (13.2%)
	Abbott Laboratories	198,850	7,658
	AbbVie, Inc.	204,650	10,519
*	Actavis, Inc.	22,400	4,611
	Aetna, Inc.	46,784	3,507
	Agilent Technologies, Inc.	42,937	2,401
*	Alexion Pharmaceuticals, Inc.	25,500	3,879
	Allergan, Inc.	38,434	4,770
	AmerisourceBergen Corp.	29,500	1,935
	Amgen, Inc.	97,243	11,994

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Baxter International, Inc.	70,000	5,151
	Becton, Dickinson and Co.	24,850	2,909
*	Biogen Idec, Inc.	30,490	9,326
*	Boston Scientific Corp.	170,622	2,307
	Bristol-Myers Squibb Co.	211,813	11,004
	C.R. Bard, Inc.	10,000	1,480
	Cardinal Health, Inc.	44,225	3,095
*	CareFusion Corp.	26,812	1,078
*	Celgene Corp.	52,300	7,301
*	Cerner Corp.	38,100	2,143
	Cigna Corp.	35,287	2,955
	Covidien PLC	58,100	4,280
*	DaVita HealthCare Partners, Inc.	22,800	1,570
	DENTSPLY International, Inc.	18,300	843
*	Edwards Lifesciences Corp.	13,800	1,024
	Eli Lilly and Co.	127,006	7,476
*	Express Scripts Holding Co.	100,041	7,512
*	Forest Laboratories, Inc.	30,766	2,839
*	Gilead Sciences, Inc.	198,200	14,044
*	Hospira, Inc.	21,465	928
	Humana, Inc.	19,800	2,232
*	Intuitive Surgical, Inc.	4,900	2,146
	Johnson & Johnson	364,537	35,808
*	Laboratory Corp. of America Holdings	11,000	1,080
	McKesson Corp.	29,605	5,227
	Medtronic, Inc.	129,000	7,939
	Merck & Co., Inc.	378,883	21,509
*	Mylan, Inc.	47,900	2,339
	Patterson Cos., Inc.	10,600	443
	PerkinElmer, Inc.	14,500	653
	Perrigo Co. PLC	17,200	2,660
	Pfizer, Inc.	822,468	26,418
	Quest Diagnostics, Inc.	18,600	1,077
*	Regeneron Pharmaceuticals, Inc.	10,100	3,033
	St. Jude Medical, Inc.	36,600	2,393
	Stryker Corp.	38,000	3,096
*	Tenet Heathcare Corp.	12,462	533
	Thermo Fisher Scientific, Inc.	50,500	6,072
	UnitedHealth Group, Inc.	127,444	10,449
*	Varian Medical Systems, Inc.	13,300	1,117
*	Vertex Pharmaceuticals, Inc.	30,400	2,150
*	Waters Corp.	11,000	1,192
	WellPoint, Inc.	36,400	3,624
	Zimmer Holdings, Inc.	21,837	2,065
	Zoetis, Inc.	64,407	1,864

	Total		287,658

	Industrials (10.5%)
	3M Co.	81,076	10,999

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	The ADT Corp.	23,600	707
	Allegion PLC	11,566	603
	AMETEK, Inc.	31,600	1,627
	The Boeing Co.	88,176	11,065
	C.H. Robinson Worldwide, Inc.	19,100	1,001
	Caterpillar, Inc.	82,176	8,166
	Cintas Corp.	12,933	771
	CSX Corp.	129,800	3,760
	Cummins, Inc.	22,400	3,337
	Danaher Corp.	77,400	5,805
	Deere & Co.	47,620	4,324
	Delta Air Lines, Inc.	109,400	3,791
	Dover Corp.	21,867	1,788
	The Dun & Bradstreet Corp.	4,800	477
	Eaton Corp. PLC	61,203	4,598
	Emerson Electric Co.	90,600	6,052
	Equifax, Inc.	15,700	1,068
	Expeditors International of Washington, Inc.	26,100	1,034
	Fastenal Co.	35,200	1,736
	FedEx Corp.	37,820	5,013
	Flowserve Corp.	17,700	1,387
	Fluor Corp.	20,700	1,609
	General Dynamics Corp.	41,900	4,564
	General Electric Co.	1,292,806	33,471
	Honeywell International, Inc.	101,050	9,373
	Illinois Tool Works, Inc.	50,400	4,099
	Ingersoll-Rand PLC	33,300	1,906
	Iron Mountain, Inc.	21,985	606
*	Jacobs Engineering Group, Inc.	17,000	1,080
	Joy Global, Inc.	12,900	748
	Kansas City Southern	14,200	1,449
	L-3 Communications Holdings, Inc.	11,100	1,312
	Lockheed Martin Corp.	34,808	5,682
	Masco Corp.	45,900	1,019
	Nielsen Holdings NV	36,600	1,633
	Norfolk Southern Corp.	39,957	3,883
	Northrop Grumman Corp.	27,920	3,445
	PACCAR, Inc.	45,615	3,076
	Pall Corp.	14,150	1,266
	Parker Hannifin Corp.	19,212	2,300
	Pentair, Ltd.	25,480	2,022
	Pitney Bowes, Inc.	26,137	679
	Precision Castparts Corp.	18,700	4,727
*	Quanta Services, Inc.	28,100	1,037
	Raytheon Co.	40,500	4,001
	Republic Services, Inc.	34,807	1,189
	Robert Half International, Inc.	17,740	744
	Rockwell Automation, Inc.	17,850	2,223
	Rockwell Collins, Inc.	17,450	1,390
	Roper Industries, Inc.	12,800	1,709
	Ryder System, Inc.	6,900	551

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Snap-on, Inc.	7,517	853
	Southwest Airlines Co.	90,467	2,136
	Stanley Black & Decker, Inc.	20,042	1,628
*	Stericycle, Inc.	11,000	1,250
	Textron, Inc.	36,400	1,430
	Tyco International, Ltd.	59,300	2,514
	Union Pacific Corp.	58,620	11,001
	United Parcel Service, Inc. - Class B	91,600	8,920
	United Technologies Corp.	108,534	12,681
	W.W. Grainger, Inc.	7,900	1,996
	Waste Management, Inc.	55,685	2,343
	Xylem, Inc.	23,800	867

	Total		229,521

	Information Technology (18.4%)
	Accenture PLC - Class A	82,100	6,545
*	Adobe Systems, Inc.	59,850	3,935
*	Akamai Technologies, Inc.	23,000	1,339
*	Alliance Data Systems Corp.	6,900	1,880
	Altera Corp.	40,911	1,483
	Amphenol Corp. - Class A	20,400	1,870
	Analog Devices, Inc.	40,257	2,139
	Apple, Inc.	114,900	61,671
	Applied Materials, Inc.	156,100	3,188
*	Autodesk, Inc.	29,268	1,439
	Automatic Data Processing, Inc.	62,050	4,794
	Broadcom Corp. - Class A	71,100	2,238
	CA, Inc.	41,492	1,285
	Cisco Systems, Inc.	663,800	14,876
*	Citrix Systems, Inc.	23,720	1,362
*	Cognizant Technology Solutions Corp. - Class A	78,300	3,963
	Computer Sciences Corp.	18,750	1,140
	Corning, Inc.	179,400	3,735
*	eBay, Inc.	150,100	8,292
*	Electronic Arts, Inc.	39,900	1,157
	EMC Corp.	260,974	7,153
*	F5 Networks, Inc.	9,700	1,034
*	Facebook, Inc. - Class A	220,100	13,259
	Fidelity National Information Services, Inc.	37,500	2,004
*	First Solar, Inc.	9,100	635
*	Fiserv, Inc.	32,750	1,857
	FLIR Systems, Inc.	18,200	655
*	Google, Inc. - Class A	36,400	40,568
	Harris Corp.	13,800	1,010
	Hewlett-Packard Co.	244,226	7,903
	Intel Corp.	640,663	16,536
	International Business Machines Corp.	126,139	24,280

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Intuit, Inc.	36,500	2,837
	Jabil Circuit, Inc.	24,167	435
*	Juniper Networks, Inc.	64,600	1,664
	KLA-Tencor Corp.	21,500	1,487
*	Lam Research Corp.	20,887	1,149
	Linear Technology Corp.	30,350	1,478
	LSI Corp.	71,900	796
	MasterCard, Inc. - Class A	131,500	9,823
	Microchip Technology, Inc.	25,700	1,227
*	Micron Technology, Inc.	136,650	3,233
	Microsoft Corp.	973,292	39,895
	Motorola Solutions, Inc.	29,153	1,874
	NetApp, Inc.	42,700	1,576
	NVIDIA Corp.	71,450	1,280
	Oracle Corp.	446,225	18,255
	Paychex, Inc.	41,735	1,778
	Qualcomm, Inc.	217,934	17,186
*	Red Hat, Inc.	24,400	1,293
*	Salesforce.com, Inc.	72,300	4,128
	SanDisk Corp.	29,100	2,363
	Seagate Technology PLC	42,400	2,381
	Symantec Corp.	89,154	1,780
	TE Connectivity, Ltd.	52,900	3,185
*	Teradata Corp.	20,500	1,008
	Texas Instruments, Inc.	139,700	6,587
	Total System Services, Inc.	21,278	647
*	VeriSign, Inc.	16,200	873
	Visa, Inc. - Class A	65,300	14,096
	Western Digital Corp.	27,100	2,488
	Western Union Co.	70,632	1,156
	Xerox Corp.	143,570	1,622
	Xilinx, Inc.	34,400	1,867
*	Yahoo!, Inc.	121,000	4,344

	Total		401,016

	Materials (3.5%)
	Air Products and Chemicals, Inc.	27,267	3,246
	Airgas, Inc.	8,600	916
	Alcoa, Inc.	138,907	1,788
	Allegheny Technologies, Inc.	13,917	524
	Avery Dennison Corp.	12,350	626
	Ball Corp.	18,064	990
	Bemis Co., Inc.	13,100	514
	CF Industries Holdings, Inc.	7,100	1,851
	Cliffs Natural Resources, Inc.	19,700	403
	The Dow Chemical Co.	156,709	7,614
	E.I. du Pont de Nemours and Co.	119,428	8,014
	Eastman Chemical Co.	19,650	1,694
	Ecolab, Inc.	34,900	3,769
	FMC Corp.	17,100	1,309
	Freeport-McMoRan Copper & Gold, Inc.	133,776	4,424

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	International Flavors & Fragrances, Inc.	10,500	1,005
	International Paper Co.	56,566	2,595
	LyondellBasell Industries NV - Class A	55,600	4,945
	MeadWestvaco Corp.	22,479	846
	Monsanto Co.	67,606	7,691
	The Mosaic Co.	43,700	2,185
	Newmont Mining Corp.	64,180	1,504
	Nucor Corp.	41,032	2,074
*	Owens-Illinois, Inc.	21,200	717
	PPG Industries, Inc.	17,867	3,457
	Praxair, Inc.	37,900	4,964
	Sealed Air Corp.	25,242	830
	The Sherwin-Williams Co.	11,013	2,171
	Sigma-Aldrich Corp.	15,400	1,438
	United States Steel Corp.	18,650	515
	Vulcan Materials Co.	16,800	1,116

	Total		75,735

	Telecommunication Services (2.4%)
	AT&T, Inc.	670,975	23,531
	CenturyLink, Inc.	74,433	2,445
	Frontier Communications Corp.	128,797	734
	Verizon Communications, Inc.	533,642	25,385
	Windstream Holdings, Inc.	76,792	633

	Total		52,728

	Utilities (3.0%)
	The AES Corp.	84,900	1,212
	AGL Resources, Inc.	15,354	752
	Ameren Corp.	31,267	1,288
	American Electric Power Co., Inc.	62,840	3,183
	CenterPoint Energy, Inc.	55,262	1,309
	CMS Energy Corp.	34,400	1,007
	Consolidated Edison, Inc.	37,750	2,025
	Dominion Resources, Inc.	74,976	5,323
	DTE Energy Co.	22,850	1,698
	Duke Energy Corp.	91,030	6,483
	Edison International	42,020	2,379
	Entergy Corp.	23,009	1,538
	Exelon Corp.	110,513	3,709
	FirstEnergy Corp.	53,906	1,834
	Integrys Energy Group, Inc.	10,332	616
	NextEra Energy, Inc.	56,114	5,366
	NiSource, Inc.	40,473	1,438
	Northeast Utilities	40,600	1,847
	NRG Energy, Inc.	41,900	1,332
	Pepco Holdings, Inc.	32,300	662
	PG&E Corp.	58,925	2,546
	Pinnacle West Capital Corp.	14,200	776

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	PPL Corp.	81,268	2,693
	Public Service Enterprise Group, Inc.	65,172	2,486
	SCANA Corp.	18,200	934
	Sempra Energy	29,302	2,835
	The Southern Co.	114,400	5,027
	TECO Energy, Inc.	26,400	453
	Wisconsin Energy Corp.	29,100	1,355
	Xcel Energy, Inc.	64,220	1,950

	Total		66,056

	Total Common Stocks
	(Cost: $1,239,418)		2,152,114

	Short-Term Investments (1.2%)

	Commercial Paper (1.2%)
	Cox Enterprises, Inc., 0.20%, 4/1/14 144A	4,500,000	4,500
	Duke Energy Corp., 0.18%, 4/3/14 144A	5,000,000	5,000
(b)	Federal Home Loan Bank, 0.07%, 5/23/14	2,000,000	2,000
	General Mills, Inc., 0.10%, 4/4/14 144A	5,000,000	5,000
	Lowe’s Cos., Inc., 0.18%, 4/4/14	5,000,000	5,000
	Xcel Energy, Inc., 0.17%, 4/7/14 144A	5,000,000	5,000

	Total		26,500

	Total Short-Term Investments
	(Cost: $26,500)		26,500

	Total Investments (99.9%)
	(Cost: $1,265,918)(a)		2,178,614

	Other Assets, Less
	Liabilities (0.1%)		2,283

	Net Assets (100.0%)		2,180,897

Index 500 Stock Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $19,500 representing 0.9% of the net assets.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $1,265,918 and the net unrealized appreciation of investments based on that cost was $912,696 which is comprised of $978,164 aggregate gross unrealized appreciation and $65,468 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2014, $26,641)	287	6/14	$116

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$2,152,114	$-	$-
Short-Term Investments	-	26,500	-
Other Financial Instruments^
Futures	116	-	-
Total	$2,152,230	$26,500	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (7.4%)
	Carnival Corp.	18,110	686
	CBS Corp. - Class B	6,010	371
*	CBS Outdoor Americas, Inc.	4,060	119
	Comcast Corp. - Class A	32,100	1,606
	Ford Motor Co.	128,570	2,006
*	Hilton Worldwide Holdings, Inc.	14,160	315
	Lowe’s Cos., Inc.	16,100	787
	Macy’s, Inc.	30,520	1,810
	Marriott International, Inc. - Class A	1,860	104
	Nordstrom, Inc.	6,990	436
	Target Corp.	26,230	1,587
	Time Warner Cable, Inc.	5,150	706
	Time Warner, Inc.	34,470	2,252

	Total		12,785

	Consumer Staples (5.1%)
	Altria Group, Inc.	25,640	960
	CVS Caremark Corp.	32,350	2,422
	The Kroger Co.	21,420	935
	PepsiCo, Inc.	13,340	1,114
	The Procter & Gamble Co.	42,300	3,409

	Total		8,840

	Energy (15.2%)
	Apache Corp.	13,190	1,094
	Chevron Corp.	60,820	7,232
	Exxon Mobil Corp.	53,540	5,230
	Halliburton Co.	33,580	1,978
	Marathon Petroleum Corp.	11,270	981
	National Oilwell Varco, Inc.	18,560	1,445
*	Oasis Petroleum, Inc.	22,650	945
	Occidental Petroleum Corp.	34,390	3,277
	Schlumberger, Ltd.	16,020	1,562
	Total SA, ADR	39,900	2,617

	Total		26,361

	Financials (29.2%)
	The Allstate Corp.	34,390	1,946
	American International Group, Inc.	33,760	1,688
	Ameriprise Financial, Inc.	16,250	1,789
	Bank of America Corp.	136,680	2,351
	The Bank of New York Mellon Corp.	33,280	1,174
*	Berkshire Hathaway, Inc. - Class B	27,610	3,450
	BlackRock, Inc.	5,240	1,648
	Brixmor Property Group, Inc.	28,800	614
	Camden Property Trust	8,120	547
	Capital One Financial Corp.	22,000	1,697

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Chubb Corp.	8,800	786
	Citigroup, Inc.	76,350	3,634
	The Goldman Sachs Group, Inc.	14,480	2,373
	JPMorgan Chase & Co.	112,500	6,830
	KeyCorp	61,310	873
	MetLife, Inc.	41,600	2,196
	Morgan Stanley	27,680	863
	PNC Financial Services Group, Inc.	35,140	3,057
	Principal Financial Group, Inc.	12,500	575
	Prudential Financial, Inc.	17,800	1,507
	The Travelers Cos., Inc.	20,770	1,768
	U.S. Bancorp	84,150	3,607
	Wells Fargo & Co.	112,310	5,586

	Total		50,559

	Health Care (14.2%)
	Abbott Laboratories	59,920	2,308
	Aetna, Inc.	18,820	1,411
	Amgen, Inc.	5,030	620
*	Gilead Sciences, Inc.	4,800	340
	Johnson & Johnson	62,580	6,147
	Medtronic, Inc.	54,300	3,342
	Merck & Co., Inc.	69,870	3,967
	Pfizer, Inc.	137,220	4,407
	Quest Diagnostics, Inc.	10,170	589
	WellPoint, Inc.	13,450	1,339

	Total		24,470

	Industrials (9.9%)
	The ADT Corp.	17,990	539
	Eaton Corp. PLC	32,180	2,417
	General Dynamics Corp.	14,490	1,578
	General Electric Co.	153,980	3,987
	Honeywell International, Inc.	14,470	1,342
	Ingersoll-Rand PLC	20,190	1,156
	Masco Corp.	38,920	864
	PACCAR, Inc.	21,790	1,470
	Raytheon Co.	10,110	999
	Southwest Airlines Co.	26,900	635
	Textron, Inc.	28,850	1,133
	Tyco International, Ltd.	13,560	575
*	United Rentals, Inc.	4,510	428

	Total		17,123

	Information Technology (10.0%)
	Apple, Inc.	1,740	934
	Applied Materials, Inc.	96,570	1,972
	Cisco Systems, Inc.	81,110	1,818
*	Electronic Arts, Inc.	46,130	1,338
*	F5 Networks, Inc.	2,910	310
	Intel Corp.	28,680	740
	Microchip Technology, Inc.	38,110	1,820

Large Company Value Portfolio

Common Stocks (98.7%)		Shares/ $ Par	Value $ (000’s)

Information Technology continued
Microsoft Corp.		65,350	2,679
NetApp, Inc.		33,360	1,231
Oracle Corp.		56,520	2,312
Qualcomm, Inc.		28,010	2,209

Total			17,363

Materials (2.8%)
E.I. du Pont de Nemours and Co.		12,860	863
Freeport-McMoRan Copper & Gold, Inc.		53,210	1,760
International Paper Co.		23,460	1,076
LyondellBasell Industries NV - Class A		13,150	1,170

Total			4,869

Telecommunication Services (1.3%)
AT&T, Inc.		32,240	1,131
CenturyLink, Inc.		32,470	1,066

Total			2,197

Utilities (3.6%)
American Electric Power Co., Inc.		27,440	1,390
Pinnacle West Capital Corp.		20,270	1,108
PPL Corp.		37,850	1,255
Westar Energy, Inc.		31,920	1,122
Xcel Energy, Inc.		42,750	1,298

Total			6,173

Total Common Stocks
(Cost: $143,566)			170,740

Foreign Common Stocks (0.3%)	Country

Energy (0.3%)
Imperial Oil, Ltd.	Canada	11,240	524

Total			524

Total Foreign Common Stocks
(Cost: $514)			524

Short-Term Investments (1.0%)

Commercial Paper (0.7%)
Federal Farm Credit Bank, 0.01%, 4/1/14	1,106,000	1,106

Total		1,106

Short-Term Investments (1.0%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.3%)
JPMorgan Money Market Fund	576,317	576

Total		576

Total Short-Term Investments
(Cost: $1,682)		1,682

Total Investments (100.0%)
(Cost: $145,762)(a)		172,946

Other Assets, Less
Liabilities (0.0%)		16

Net Assets (100.0%)		172,962

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $145,762 and the net unrealized appreciation of investments based on that cost was $27,184 which is comprised of $27,801 aggregate gross unrealized appreciation and $617 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	CAD	458	4/14	$-	$(2)	$(2)
Sell	HSBC Bank USA	EUR	1,711	4/141	1	-	1

					$1	$(2)	$(1)

CAD — Canadian Dollar

EUR — Euro

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$170,740	$-	$-
Foreign Common Stocks	524	-	-
Short-Term Investments	576	1,106	-
Other Financial Instruments^
Forward Currency Contracts	-	1	-
Total Assets	$171,840	$1,107	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(2)	-
Total Liabilities	$-	$(2)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

Common Stocks (99.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.8%)
Johnson Controls, Inc.	368,900	17,456
Lowe’s Cos., Inc.	328,400	16,059

Total		33,515

Consumer Staples (12.0%)
Archer-Daniels-Midland Co.	408,000	17,703
CVS Caremark Corp.	234,100	17,525
Kraft Foods Group, Inc.	297,666	16,699
Mondelez International, Inc.	505,900	17,479

Total		69,406

Energy (14.5%)
Chevron Corp.	146,046	17,366
ConocoPhillips	223,500	15,723
Halliburton Co.	312,100	18,380
Marathon Oil Corp.	466,500	16,570
Occidental Petroleum Corp.	170,800	16,276

Total		84,315

Financials (12.1%)
The Allstate Corp.	316,800	17,925
The Bank of New York Mellon Corp.	508,400	17,941
BB&T Corp.	417,400	16,767
Marsh & McLennan Cos., Inc.	358,500	17,674

Total		70,307

Health Care (18.5%)
Baxter International, Inc.	249,500	18,358
Cardinal Health, Inc.	256,700	17,964
Johnson & Johnson	171,600	16,856
Merck & Co., Inc.	333,900	18,955
Pfizer, Inc.	544,200	17,480
Quest Diagnostics, Inc.	306,400	17,747

Total		107,360

Industrials (8.8%)
Northrop Grumman Corp.	146,500	18,075
Raytheon Co.	173,100	17,101
Waste Management, Inc.	377,900	15,898

Total		51,074

Information Technology (15.3%)
Broadcom Corp. - Class A	597,600	18,813
Cisco Systems, Inc.	796,700	17,854
Intel Corp.	701,000	18,093
Motorola Solutions, Inc.	264,900	17,030
Xerox Corp.	1,500,700	16,958

Total		88,748

Common Stocks (99.1%)	Shares/ $ Par	Value $ (000’s)

Materials (3.0%)
E.I. du Pont de Nemours and Co.	256,000	17,177

Total		17,177

Telecommunication Services (5.8%)
AT&T, Inc.	524,200	18,384
Verizon Communications, Inc.	325,300	15,474

Total		33,858

Utilities (3.3%)
Edison International	338,400	19,157

Total		19,157

Total Common Stocks
(Cost: $449,160)		574,917

Short-Term Investments (0.7%)

Money Market Funds (0.7%)
JPMorgan U.S. Government Money Market Fund	2,123,026	2,123
JPMorgan U.S. Treasury Plus Money Market Fund	2,123,026	2,123

Total		4,246

Total Short-Term Investments
(Cost: $4,246)		4,246

Total Investments (99.8%)
(Cost: $453,406)(a)		579,163

Other Assets, Less
Liabilities (0.2%)		941

Net Assets (100.0%)		580,104

Domestic Equity Portfolio

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $453,406 and the net unrealized appreciation of investments based on that cost was $125,757 which is comprised of $127,290 aggregate gross unrealized appreciation and $1,533 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$574,917	$-	$-
Short-Term Investments	4,246	-	-
Total	$579,163	$-	$-

Equity Income Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (91.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.1%)
	Cablevision Systems Corp. - Class A	174,400	2,942
	Carnival Corp.	152,900	5,789
	Coach, Inc.	41,200	2,046
	Comcast Corp. - Class A	64,300	3,216
	Ford Motor Co.	233,000	3,635
	General Motors Co.	108,633	3,739
	Genuine Parts Co.	46,000	3,995
	Johnson Controls, Inc.	94,100	4,453
	Kohl’s Corp.	129,400	7,350
	Macy’s, Inc.	87,600	5,194
*	Madison Square Garden, Inc. - Class A	49,550	2,813
	Mattel, Inc.	177,700	7,128
	The New York Times Co. - Class A	155,700	2,666
	Staples, Inc.	308,800	3,502
	Tiffany & Co.	4,500	388
	Time Warner, Inc.	111,700	7,297
	The Walt Disney Co.	46,500	3,723
	Whirlpool Corp.	4,700	702

	Total		70,578

	Consumer Staples (4.9%)
	Archer-Daniels-Midland Co.	176,000	7,637
	Avon Products, Inc.	236,100	3,457
	Campbell Soup Co.	139,600	6,265
	The Clorox Co.	76,200	6,706
	Dr. Pepper Snapple Group, Inc.	11,400	621
	McCormick & Co., Inc.	38,100	2,733
	PepsiCo, Inc.	70,500	5,887
	The Procter & Gamble Co.	17,300	1,394

	Total		34,700

	Energy (14.2%)
	Anadarko Petroleum Corp.	74,800	6,340
	Apache Corp.	141,100	11,704
	BP PLC, ADR	76,100	3,660
	Chevron Corp.	126,200	15,006
	ConocoPhillips	39,200	2,758
	CONSOL Energy, Inc.	129,400	5,170
	Diamond Offshore Drilling, Inc.	82,300	4,013
	Eni S.p.A.	28,700	1,440
	Exxon Mobil Corp.	130,900	12,786
	Hess Corp.	94,100	7,799
	Murphy Oil Corp.	109,700	6,896
	Petroleo Brasileiro SA, ADR	265,400	3,490
	Royal Dutch Shell PLC - Class A, ADR	136,900	10,002
	Schlumberger, Ltd.	76,400	7,449
	Talisman Energy, Inc.	126,100	1,259

	Total		99,772

	Common Stocks (91.5%)	Shares/ $ Par	Value $ (000’s)

	Financials (19.3%)
	The Allstate Corp.	141,100	7,983
	American Express Co.	78,900	7,103
	Bank of America Corp.	686,723	11,812
	The Bank of New York Mellon Corp.	5,500	194
	The Chubb Corp.	34,400	3,072
	Digital Realty Trust, Inc.	52,800	2,803
	JPMorgan Chase & Co.	308,988	18,759
	Legg Mason, Inc.	134,800	6,611
	Loews Corp.	47,100	2,075
	Marsh & McLennan Cos., Inc.	179,200	8,835
	McGraw Hill Financial, Inc.	14,100	1,076
	Northern Trust Corp.	105,800	6,936
	Och-Ziff Capital Management Group - Class A	65,500	902
	PNC Financial Services Group, Inc.	117,500	10,222
	Regions Financial Corp.	254,100	2,823
	Sun Life Financial, Inc.	78,000	2,701
	SunTrust Banks, Inc.	179,100	7,126
	U.S. Bancorp	288,000	12,344
	Wells Fargo & Co.	313,300	15,583
	Weyerhaeuser Co.	161,835	4,750
	Willis Group Holdings PLC	46,600	2,056

	Total		135,766

	Health Care (5.7%)
	Bristol-Myers Squibb Co.	138,000	7,169
	Johnson & Johnson	108,900	10,697
	Merck & Co., Inc.	155,800	8,845
	Pfizer, Inc.	289,026	9,283
	Quest Diagnostics, Inc.	69,900	4,049

	Total		40,043

	Industrials (14.6%)
	The Boeing Co.	58,300	7,316
	Deere & Co.	47,100	4,277
	Eaton Corp. PLC	51,870	3,896
	Emerson Electric Co.	119,700	7,996
	General Electric Co.	735,800	19,050
	Honeywell International, Inc.	98,000	9,091
	Illinois Tool Works, Inc.	117,300	9,540
	Joy Global, Inc.	76,400	4,431
	Masco Corp.	168,400	3,740
	Norfolk Southern Corp.	71,700	6,967
	Stanley Black & Decker, Inc.	57,600	4,679
*	United Continental Holdings, Inc.	153,500	6,851
	United Parcel Service, Inc. - Class B	73,700	7,177
*	USG Corp.	92,500	3,027
	Xylem, Inc.	122,000	4,443

	Total		102,481

Equity Income Portfolio

	Common Stocks (91.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (9.6%)
	Analog Devices, Inc.	97,200	5,165
	Apple, Inc.	15,300	8,212
	Applied Materials, Inc.	296,200	6,049
	CA, Inc.	58,800	1,821
	Cisco Systems, Inc.	248,400	5,567
	Computer Sciences Corp.	76,500	4,653
	Corning, Inc.	352,700	7,343
(p)*	Dell Appraisal Rights Action	347,300	4,775
	Harris Corp.	96,200	7,038
	Microsoft Corp.	221,000	9,059
	Texas Instruments, Inc.	112,500	5,304
	Western Union Co.	141,100	2,308

	Total		67,294

	Materials (4.8%)
	E.I. du Pont de Nemours and Co.	61,400	4,120
	International Paper Co.	189,000	8,671
	MeadWestvaco Corp.	93,600	3,523
	Newmont Mining Corp.	111,500	2,613
	Nucor Corp.	117,800	5,954
	Potash Corp. of Saskatchewan, Inc.	88,200	3,195
	Vulcan Materials Co.	83,200	5,529

	Total		33,605

	Telecommunication Services (2.9%)
	AT&T, Inc.	288,535	10,119
	CenturyLink, Inc.	101,790	3,343
	Verizon Communications, Inc.	142,808	6,795

	Total		20,257

	Utilities (5.4%)
	The AES Corp.	182,200	2,602
	Duke Energy Corp.	110,100	7,841
	Entergy Corp.	93,000	6,217
	Exelon Corp.	163,300	5,481
	FirstEnergy Corp.	95,800	3,260
	NiSource, Inc.	229,600	8,158
	Xcel Energy, Inc.	136,700	4,150

	Total		37,709

	Total Common Stocks
	(Cost: $500,590)		642,205

Foreign Common Stocks (1.2%)	Country

Consumer Discretionary (0.2%)
Pearson PLC	United Kingdom	88,059	1,560

Total			1,560

Health Care (0.5%)
GlaxoSmithKline PLC	United Kingdom	130,472	3,462

Total			3,462

Foreign Common Stocks (1.2%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.5%)
Telefonica SA	Spain	127,973	2,025
Vodafone Group PLC	United Kingdom	387,997	1,425

Total			3,450

Total Foreign Common Stocks
(Cost: $8,987)			8,472

Preferred Stocks (0.1%)

Financials (0.1%)
Weyerhaeuser Co., 6.375%, 7/1/16	4,800	262

Total		262

Total Preferred Stocks
(Cost: $240)		262

Short-Term Investments (7.1%)

Money Market Funds (7.1%)
T. Rowe Price Reserve Investment Fund	49,744,107	49,744

Total		49,744

Total Short-Term Investments
(Cost: $49,744)		49,744

Total Investments (99.9%)
(Cost: $559,561)(a)		700,683

Other Assets, Less
Liabilities (0.1%)		997

Net Assets (100.0%)		701,680

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $559,561 and the net unrealized appreciation of investments based on that cost was $141,122 which is comprised of $152,089 aggregate gross unrealized appreciation and $10,967 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(p)	Restricted securities (excluding 144A issues) on March 31, 2014.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Dell Appraisal Rights Action (347,300 Restricted Shares)	6/13/12	$4,130	$4,775	0.68%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks
Information Technology	$62,519	$-	$4,775
All Others	574,911	-	-
Foreign Common Stocks	8,472	-	-
Preferred Stocks	262	-	-
Short-Term Investments	49,744	-	-
Total	$695,908	$-	$4,775

Mid Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (99.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.6%)
*	Bed Bath & Beyond, Inc.	282,859	19,461
*	Chipotle Mexican Grill, Inc.	25,277	14,359
	Dick’s Sporting Goods, Inc.	475,651	25,975
*	Dollar General Corp.	440,159	24,420
*	Fossil Group, Inc.	161,506	18,833
	Harley-Davidson, Inc.	352,945	23,510
*	Lululemon Athletica, Inc.	227,844	11,982
*	O’Reilly Automotive, Inc.	200,092	29,692
	Williams-Sonoma, Inc.	284,413	18,953

	Total		187,185

	Consumer Staples (6.1%)
	Church & Dwight Co., Inc.	327,355	22,611
	Keurig Green Mountain, Inc.	183,808	19,408
	Mead Johnson Nutrition Co.	270,256	22,469

	Total		64,488

	Energy (4.5%)
*	FMC Technologies, Inc.	253,598	13,261
	Helmerich & Payne, Inc.	74,853	8,051
	Range Resources Corp.	171,737	14,249
*	Whiting Petroleum Corp.	173,649	12,049

	Total		47,610

	Financials (5.7%)
*	Affiliated Managers Group, Inc.	117,726	23,551
	LPL Financial Holdings, Inc.	236,055	12,402
*	Portfolio Recovery Associates, Inc.	73,773	4,268
*	Signature Bank	159,557	20,039

	Total		60,260

	Health Care (15.3%)
*	BioMarin Pharmaceutical, Inc.	257,673	17,576
*	Catamaran Corp.	268,597	12,023
	HealthSouth Corp.	335,877	12,068
*	HMS Holdings Corp.	1,007,229	19,188
*	IDEXX Laboratories, Inc.	213,508	25,920
*	Medivation, Inc.	202,286	13,021
	Perrigo Co. PLC	112,156	17,346
*	Salix Pharmaceuticals, Ltd.	104,054	10,781
*	Sirona Dental Systems, Inc.	289,826	21,641
	Techne Corp.	156,252	13,339

	Total		162,903

	Common Stocks (99.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials (16.9%)
	AMETEK, Inc.	307,683	15,843
	Equifax, Inc.	405,908	27,614
	Fastenal Co.	406,349	20,041
	Fortune Brands Home & Security, Inc.	513,554	21,610
	J.B. Hunt Transport Services, Inc.	23,520	1,692
*	Jacobs Engineering Group, Inc.	304,422	19,331
*	Old Dominion Freight Line, Inc.	444,273	25,208
*	Stericycle, Inc.	217,091	24,666
	TransDigm Group, Inc.	126,520	23,431

	Total		179,436

	Information Technology (26.2%)
*	Akamai Technologies, Inc.	365,733	21,289
	Amphenol Corp. - Class A	120,610	11,054
*	ANSYS, Inc.	130,704	10,067
*	CoStar Group, Inc.	89,788	16,767
*	F5 Networks, Inc.	134,113	14,300
	FactSet Research Systems, Inc.	175,009	18,868
*	Gartner, Inc.	465,554	32,328
*	Genpact, Ltd.	1,207,947	21,042
*	Guidewire Software, Inc.	403,527	19,793
*	IPG Photonics Corp.	271,775	19,318
*	NeuStar, Inc. - Class A	334,036	10,859
*	Pandora Media, Inc.	477,562	14,480
*	Red Hat, Inc.	414,906	21,982
*	Solarwinds, Inc.	417,495	17,798
*	Vantiv, Inc. - Class A	612,145	18,499
*	VeriSign, Inc.	172,838	9,318

	Total		277,762

	Materials (4.3%)
	Airgas, Inc.	215,713	22,976
	Cytec Industries, Inc.	230,607	22,509

	Total		45,485

	Telecommunication Services (2.5%)
*	SBA Communications Corp. - Class A	292,799	26,633

	Total		26,633

	Total Common Stocks
	(Cost: $957,750)		1,051,762

	Total Investments (99.1%)
	(Cost: $957,750)(a)		1,051,762

	Other Assets, Less
	Liabilities (0.9%)		9,325

	Net Assets (100.0%)		1,061,087

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $957,750 and the net unrealized appreciation of investments based on that cost was $94,012 which is comprised of $117,917 aggregate gross unrealized appreciation and $23,905 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,051,762	$-	$-
Total	$1,051,762	$-	$-

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.2%)
	Aaron’s, Inc.	28,657	867
	Abercrombie & Fitch Co. - Class A	30,419	1,171
	Advance Auto Parts, Inc.	29,035	3,673
*	AMC Networks, Inc. - Class A	23,604	1,725
	American Eagle Outfitters, Inc.	67,547	827
*	Ann, Inc.	18,283	758
*	Apollo Group, Inc. - Class A	39,482	1,352
*	Ascena Retail Group, Inc.	51,395	888
*	Bally Technologies, Inc.	15,566	1,032
*	Big Lots, Inc.	23,244	880
	Bob Evans Farms, Inc.	9,829	492
	Brinker International, Inc.	26,732	1,402
	Brunswick Corp.	36,855	1,669
*	Cabela’s, Inc.	18,568	1,216
	Carter’s, Inc.	21,360	1,659
	The Cheesecake Factory, Inc.	18,863	898
	Chico’s FAS, Inc.	63,222	1,013
	Cinemark Holdings, Inc.	41,345	1,199
	CST Brands, Inc.	30,100	940
*	Deckers Outdoor Corp.	13,784	1,099
	DeVry, Inc.	22,700	962
	Dick’s Sporting Goods, Inc.	40,566	2,215
	Domino’s Pizza, Inc.	22,190	1,708
*	DreamWorks Animation SKG, Inc. - Class A	28,619	760
	Foot Locker, Inc.	58,423	2,745
	Gentex Corp.	57,990	1,828
	Guess?, Inc.	23,657	653
	Hanesbrands, Inc.	39,600	3,029
	HSN, Inc.	13,325	796
	International Speedway Corp. - Class A	11,112	378
*	J.C. Penney Co., Inc.	121,284	1,045
*	Jarden Corp.	49,264	2,947
	John Wiley & Sons, Inc. - Class A	18,544	1,069
*	Kate Spade & Co.	49,130	1,822
	KB Home	33,041	561
*	Lamar Advertising Co. - Class A	26,054	1,329
*	Life Time Fitness, Inc.	15,427	742
*	LKQ Corp.	119,994	3,162
	M.D.C. Holdings, Inc.	15,540	439
	Matthews International Corp. - Class A	10,880	444
	Meredith Corp.	14,768	686
*	Murphy USA, Inc.	17,680	718
	The New York Times Co. - Class A	50,086	858
*	NVR, Inc.	1,638	1,879

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Office Depot, Inc.	192,868	797
*	Panera Bread Co. - Class A	10,487	1,851
	Polaris Industries, Inc.	26,166	3,656
	Rent-A-Center, Inc.	21,012	559
*	Scientific Games Corp. - Class A	19,335	265
	Service Corp. International	84,559	1,681
	Signet Jewelers, Ltd.	31,937	3,381
	Sotheby’s	27,533	1,199
*	Tempur-Pedic International, Inc.	24,144	1,223
	Thor Industries, Inc.	17,827	1,089
*	Toll Brothers, Inc.	63,673	2,286
	Tupperware Brands Corp.	20,050	1,679
*	Under Armour, Inc.	32,023	3,671
	The Wendy’s Co.	104,965	957
	Williams-Sonoma, Inc.	34,915	2,327

	Total		84,156

	Consumer Staples (3.2%)
	Church & Dwight Co., Inc.	54,622	3,773
	Dean Foods Co.	37,801	584
	Energizer Holdings, Inc.	24,934	2,512
	Flowers Foods, Inc.	69,766	1,497
*	The Hain Celestial Group, Inc.	19,857	1,816
	Hillshire Brands Co.	48,743	1,816
	Ingredion, Inc.	29,659	2,019
	Lancaster Colony Corp.	7,715	767
*	Post Holdings, Inc.	15,007	827
*	SUPERVALU, INC.	78,576	537
	Tootsie Roll Industries, Inc.	8,232	246
*	United Natural Foods, Inc.	19,752	1,401
	Universal Corp.	9,243	517
*	The WhiteWave Foods Co. - Class A	69,089	1,972

	Total		20,284

	Energy (5.8%)
*	Alpha Natural Resources, Inc.	88,018	374
*	Atwood Oceanics, Inc.	23,008	1,159
*	Bill Barrett Corp.	19,570	501
	CARBO Ceramics, Inc.	7,910	1,091
	Cimarex Energy Co.	34,643	4,126
*	Dresser-Rand Group, Inc.	30,374	1,774
*	Dril-Quip, Inc.	16,195	1,815
	Energen Corp.	28,951	2,340
*	Gulfport Energy Corp.	33,929	2,415
*	Helix Energy Solutions Group, Inc.	39,151	900
	HollyFrontier Corp.	79,219	3,769

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Oceaneering International, Inc.	43,078	3,096
*	Oil States International, Inc.	21,237	2,094
	Patterson-UTI Energy, Inc.	57,425	1,819
*	Rosetta Resources, Inc.	24,424	1,138
	SM Energy Co.	26,698	1,903
	Superior Energy Services, Inc.	63,151	1,943
	Tidewater, Inc.	19,699	958
*	Unit Corp.	17,445	1,141
	World Fuel Services Corp.	28,620	1,262
*	WPX Energy, Inc.	80,320	1,448

	Total		37,066

	Financials (22.6%)
*	Affiliated Managers Group, Inc.	21,204	4,242
	Alexander & Baldwin, Inc.	17,053	726
	Alexandria Real Estate Equities, Inc.	28,523	2,070
*	Alleghany Corp.	6,653	2,710
	American Campus Communities, Inc.	41,719	1,558
	American Financial Group, Inc.	28,526	1,646
	Arthur J. Gallagher & Co.	53,288	2,535
	Aspen Insurance Holdings, Ltd.	25,934	1,030
	Associated Banc-Corp.	64,110	1,158
	Astoria Financial Corp.	33,450	462
	BancorpSouth, Inc.	33,488	836
	Bank of Hawaii Corp.	17,732	1,075
	BioMed Realty Trust, Inc.	76,671	1,571
	BRE Properties, Inc.	30,778	1,932
	Brown & Brown, Inc.	47,481	1,461
	Camden Property Trust	34,010	2,290
	Cathay General Bancorp	29,470	742
	CBOE Holdings, Inc.	34,433	1,949
	City National Corp.	18,941	1,491
	Commerce Bancshares, Inc.	32,475	1,507
	Corporate Office Properties Trust	34,809	927
	Corrections Corp. of America	46,166	1,446
	Cullen/Frost Bankers, Inc.	21,045	1,632
	Duke Realty Corp.	130,208	2,198
	East West Bancorp, Inc.	57,017	2,081
	Eaton Vance Corp.	48,867	1,865
	Equity One, Inc.	25,210	563
	Essex Property Trust, Inc.	15,371	2,614
	Everest Re Group, Ltd.	18,862	2,887

Index 400 Stock Portfolio

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Extra Space Storage, Inc.	43,801	2,125
	Federal Realty Investment Trust	26,605	3,052
	Federated Investors, Inc. - Class B	37,553	1,147
	Fidelity National Financial, Inc. - Class A	110,018	3,459
	First American Financial Corp.	42,261	1,122
	First Horizon National Corp.	94,108	1,161
	First Niagara Financial Group, Inc.	140,902	1,332
	FirstMerit Corp.	65,713	1,369
	Fulton Financial Corp.	76,197	959
	Greenhill & Co., Inc.	10,579	550
	Hancock Holding Co.	32,759	1,201
	Hanover Insurance Group, Inc.	17,471	1,073
	HCC Insurance Holdings, Inc.	39,735	1,808
	Highwoods Properties, Inc.	35,803	1,375
	Home Properties, Inc.	22,715	1,366
	Hospitality Properties Trust	59,569	1,711
	International Bancshares Corp.	22,745	570
	Janus Capital Group, Inc.	60,092	653
	Jones Lang LaSalle, Inc.	17,718	2,100
	Kemper Corp.	20,333	796
	Kilroy Realty Corp.	32,690	1,915
	Liberty Property Trust	58,367	2,157
	Mack-Cali Realty Corp.	35,272	733
	Mercury General Corp.	14,446	651
	Mid-America Apartment Communities, Inc.	29,849	2,038
*	MSCI, Inc.	46,427	1,997
	National Retail Properties, Inc.	48,574	1,667
	New York Community Bancorp, Inc.	176,045	2,829
	Old Republic International Corp.	96,445	1,582
	OMEGA Healthcare Investors, Inc.	49,460	1,658
	Potlatch Corp.	16,140	624
	Primerica, Inc.	21,884	1,031
	Prosperity Bancshares, Inc.	22,674	1,500
	Protective Life Corp.	31,295	1,646
	Raymond James Financial, Inc.	49,313	2,758
	Rayonier, Inc.	50,339	2,311
	Realty Income Corp.	82,652	3,377
	Regency Centers Corp.	36,762	1,877
	Reinsurance Group of America, Inc.	28,176	2,244
	RenaissanceRe Holdings, Ltd.	16,589	1,619

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	SEI Investments Co.	56,684	1,905
	Senior Housing Properties Trust	74,922	1,683
*	Signature Bank	18,830	2,365
	SL Green Realty Corp.	37,843	3,808
	StanCorp Financial Group, Inc.	17,405	1,163
*	SVB Financial Group	18,258	2,351
	Synovus Financial Corp.	387,160	1,312
	Taubman Centers, Inc.	25,134	1,779
	TCF Financial Corp.	65,880	1,098
	Trustmark Corp.	26,840	680
	UDR, Inc.	100,107	2,586
	Valley National Bancorp	79,724	830
	W.R. Berkley Corp.	41,453	1,725
	Waddell & Reed Financial, Inc. - Class A	33,785	2,487
	Washington Federal, Inc.	40,814	951
	Webster Financial Corp.	35,980	1,118
	Weingarten Realty Investors	44,669	1,340
	Westamerica Bancorporation	10,515	569

	Total		144,097

	Health Care (9.2%)
*	Align Technology, Inc.	28,548	1,478
*	Allscripts Healthcare Solutions, Inc.	63,447	1,144
*	Bio-Rad Laboratories, Inc. - Class A	7,997	1,025
*	Charles River Laboratories International, Inc.	18,975	1,145
*	Community Health Systems, Inc.	45,140	1,768
	The Cooper Cos., Inc.	19,054	2,617
*	Covance, Inc.	22,550	2,343
*	Cubist Pharmaceuticals, Inc.	29,780	2,178
*	Endo Pharmaceuticals Holdings, Inc.	54,741	3,758
*	Health Net, Inc.	31,856	1,083
*	Henry Schein, Inc.	34,017	4,061
	Hill-Rom Holdings, Inc.	22,876	882
*	HMS Holdings Corp.	34,832	664
*	Hologic, Inc.	109,246	2,349
*	IDEXX Laboratories, Inc.	20,544	2,494
*	LifePoint Hospitals, Inc.	18,778	1,024
*	Mallinckrodt PLC	23,160	1,469
*	Masimo Corp.	20,545	561
*	MEDNAX, Inc.	40,295	2,497
*	Mettler-Toledo International, Inc.	11,701	2,758
	Omnicare, Inc.	39,728	2,371
	Owens & Minor, Inc.	25,122	880
	ResMed, Inc.	56,401	2,521
*	Salix Pharmaceuticals, Ltd.	25,216	2,613

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Sirona Dental Systems, Inc.	22,011	1,644
	STERIS Corp.	23,463	1,120
	Techne Corp.	13,223	1,129
	Teleflex, Inc.	16,410	1,760
*	Thoratec Corp.	22,606	809
*	United Therapeutics Corp.	18,489	1,738
	Universal Health Services, Inc. - Class B	35,728	2,932
*	VCA Antech, Inc.	35,136	1,132
*	WellCare Health Plans, Inc.	17,428	1,107

	Total		59,054

	Industrials (16.3%)
	A.O. Smith Corp.	30,517	1,404
	Acuity Brands, Inc.	17,144	2,273
*	Aecom Technology Corp.	39,441	1,269
	AGCO Corp.	34,691	1,914
	Alaska Air Group, Inc.	27,347	2,552
	Alliant Techsystems, Inc.	12,671	1,801
*	B/E Aerospace, Inc.	39,333	3,414
	The Brink’s Co.	19,218	549
	Carlisle Cos., Inc.	25,345	2,011
	CLARCOR, Inc.	20,071	1,151
*	Clean Harbors, Inc.	22,001	1,205
	Con-way, Inc.	22,664	931
*	Copart, Inc.	44,601	1,623
	The Corporate Executive Board Co.	13,391	994
	Crane Co.	19,486	1,386
	Deluxe Corp.	20,076	1,053
	Donaldson Co., Inc.	53,182	2,255
*	Esterline Technologies Corp.	12,667	1,350
	Exelis, Inc.	75,455	1,434
	Fortune Brands Home & Security, Inc.	65,958	2,775
*	FTI Consulting, Inc.	16,179	539
	GATX Corp.	18,315	1,243
	General Cable Corp.	19,604	502
*	Genesee & Wyoming, Inc. - Class A	20,271	1,973
	Graco, Inc.	24,232	1,811
	Granite Construction, Inc.	14,411	575
	Harsco Corp.	32,122	753
	Herman Miller, Inc.	23,514	755
	HNI Corp.	17,910	655
	Hubbell, Inc. - Class B	21,459	2,572
	Huntington Ingalls Industries, Inc.	19,398	1,984
	IDEX Corp.	32,205	2,347
	ITT Corp.	36,390	1,556
	J.B. Hunt Transport Services, Inc.	36,411	2,619
*	JetBlue Airways Corp.	90,632	788
	KBR, Inc.	58,986	1,574
	Kennametal, Inc.	31,294	1,386
*	Kirby Corp.	22,656	2,294
	Landstar System, Inc.	18,115	1,073

Index 400 Stock Portfolio

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Lennox International, Inc.	17,926	1,630
	Lincoln Electric Holdings, Inc.	32,254	2,323
	Manpower, Inc.	31,676	2,497
	MSA Safety, Inc.	12,594	718
	MSC Industrial Direct Co., Inc. - Class A	18,802	1,627
	Nordson Corp.	24,084	1,698
*	Old Dominion Freight Line, Inc.	27,788	1,577
	Oshkosh Corp.	33,497	1,972
	R.R. Donnelley & Sons Co.	78,749	1,410
	Regal-Beloit Corp.	17,952	1,305
	Rollins, Inc.	25,593	774
	SPX Corp.	17,868	1,757
	Terex Corp.	44,075	1,952
	The Timken Co.	31,030	1,824
	Towers Watson & Co. - Class A	25,553	2,914
	Trinity Industries, Inc.	30,851	2,223
	Triumph Group, Inc.	20,887	1,349
*	United Rentals, Inc.	37,114	3,524
	URS Corp.	28,721	1,352
	UTI Worldwide, Inc.	36,288	384
	Valmont Industries, Inc.	10,682	1,590
	Wabtec Corp.	38,221	2,962
	Waste Connections, Inc.	49,211	2,158
	Watsco, Inc.	10,810	1,080
	Werner Enterprises, Inc.	18,267	466
	Woodward, Inc.	23,814	989

	Total		104,398

	Information Technology (15.4%)
*	3D Systems Corp.	38,216	2,260
*	ACI Worldwide, Inc.	15,309	906
*	Acxiom Corp.	30,410	1,046
	ADTRAN, Inc.	22,552	551
*	Advanced Micro Devices, Inc.	245,734	985
	Advent Software, Inc.	16,146	474
*	ANSYS, Inc.	36,844	2,838
*	AOL, Inc.	31,634	1,385
*	Arrow Electronics, Inc.	39,799	2,362
*	Atmel Corp.	169,391	1,416
	Avnet, Inc.	55,073	2,563
	Broadridge Financial Solutions, Inc.	47,556	1,766
*	Cadence Design Systems, Inc.	115,101	1,789
*	Ciena Corp.	41,816	951
*	CommVault Systems, Inc.	17,775	1,154
	Compuware Corp.	86,870	912
*	Concur Technologies, Inc.	18,940	1,876
	Convergys Corp.	40,124	879
*	Conversant, Inc.	25,208	710
*	CoreLogic, Inc.	36,340	1,092
*	Cree, Inc.	48,419	2,739
	Cypress Semiconductor Corp.	56,519	580

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Diebold, Inc.	25,597	1,021
	DST Systems, Inc.	11,650	1,104
*	Equinix, Inc.	19,670	3,636
	FactSet Research Systems, Inc.	15,841	1,708
	Fair Isaac Corp.	13,900	769
*	Fairchild Semiconductor International, Inc.	49,666	685
*	Fortinet, Inc.	54,465	1,200
*	Gartner, Inc.	36,700	2,548
	Global Payments, Inc.	28,635	2,036
*	Informatica Corp.	43,482	1,643
*	Ingram Micro, Inc. - Class A	61,536	1,819
*	Integrated Device Technology, Inc.	54,322	664
	InterDigital, Inc.	16,106	533
*	International Rectifier Corp.	28,370	777
	Intersil Corp. - Class A	50,866	657
*	Itron, Inc.	15,592	554
	Jack Henry & Associates, Inc.	34,035	1,898
*	JDS Uniphase Corp.	92,965	1,302
*	Knowles Corp.	33,846	1,069
	Leidos Holdings, Inc.	28,978	1,025
	Lexmark International, Inc. - Class A	24,512	1,135
	ManTech International Corp. - Class A	9,439	278
	Mentor Graphics Corp.	38,786	854
*	MICROS Systems, Inc.	29,960	1,586
	National Instruments Corp.	39,140	1,123
*	NCR Corp.	66,371	2,426
*	NeuStar, Inc. - Class A	24,363	792
	Plantronics, Inc.	17,119	761
*	Polycom, Inc.	54,500	748
*	PTC, Inc.	47,261	1,674
*	Rackspace Hosting, Inc.	46,305	1,520
*	RF Micro Devices, Inc.	112,495	886
*	Riverbed Technology, Inc.	63,698	1,255
*	Rovi Corp.	39,217	893
	Science Applications International Corp.	16,587	620
*	Semtech Corp.	27,329	693
*	Silicon Laboratories, Inc.	15,687	820
*	Skyworks Solutions, Inc.	75,221	2,822
*	Solarwinds, Inc.	26,025	1,109
	Solera Holdings, Inc.	27,461	1,739
*	SunEdison, Inc.	97,855	1,844
*	Synopsys, Inc.	61,348	2,356
*	Tech Data Corp.	15,154	924
*	Teradyne, Inc.	77,231	1,536
*	TIBCO Software, Inc.	60,768	1,235
*	Trimble Navigation, Ltd.	103,455	4,021
*	VeriFone Systems, Inc.	44,233	1,496
	Vishay Intertechnology, Inc.	54,009	804
*	WEX, Inc.	15,484	1,472

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Zebra Technologies Corp. - Class A	20,054	1,392

	Total		98,696

	Materials (7.1%)
	Albemarle Corp.	31,652	2,102
	AptarGroup, Inc.	26,090	1,725
	Ashland, Inc.	28,810	2,866
	Cabot Corp.	23,836	1,408
	Carpenter Technology Corp.	21,126	1,395
	Commercial Metals Co.	46,707	882
	Compass Minerals International, Inc.	13,335	1,100
	Cytec Industries, Inc.	14,205	1,387
	Domtar Corp.	12,949	1,453
	Eagle Materials, Inc.	19,896	1,764
	Grief, Inc. - Class A	12,144	637
*	Intrepid Potash, Inc.	22,013	340
*	Louisiana-Pacific Corp.	56,242	949
	Martin Marietta Materials, Inc.	18,378	2,359
	Minerals Technologies, Inc.	13,708	885
	NewMarket Corp.	4,452	1,740
	Olin Corp.	31,647	874
	Packaging Corp. of America	39,100	2,751
	Reliance Steel & Aluminum Co.	30,884	2,182
	Rock-Tenn Co. - Class A	28,546	3,014
	Royal Gold, Inc.	25,926	1,624
	RPM International, Inc.	53,023	2,219
	The Scotts Miracle-Gro Co. - Class A	17,543	1,075
	Sensient Technologies Corp.	19,985	1,127
	Silgan Holdings, Inc.	17,421	863
	Sonoco Products Co.	40,721	1,670
	Steel Dynamics, Inc.	88,788	1,580
	The Valspar Corp.	31,329	2,259
	Worthington Industries, Inc.	21,026	804

	Total		45,034

	Telecommunication Services (0.4%)
	Telephone and Data Systems, Inc.	39,406	1,033
*	tw telecom, Inc.	55,991	1,750

	Total		2,783

	Utilities (4.6%)
	Alliant Energy Corp.	44,172	2,509
	Aqua America, Inc.	70,396	1,765
	Atmos Energy Corp.	39,878	1,879
	Black Hills Corp.	17,719	1,022
	Cleco Corp.	24,078	1,218
	Great Plains Energy, Inc.	61,261	1,657
	Hawaiian Electric Industries, Inc.	40,378	1,026

Index 400 Stock Portfolio

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	IDACORP, Inc.	19,995	1,109
	MDU Resources Group, Inc.	75,397	2,587
	National Fuel Gas Co.	33,353	2,336
	OGE Energy Corp.	79,080	2,907
*	ONE Gas, Inc.	20,680	743
	PNM Resources, Inc.	31,714	857
	Questar Corp.	69,721	1,658
	UGI Corp.	45,691	2,084
	Vectren Corp.	32,814	1,293
	Westar Energy, Inc.	51,277	1,803
	WGL Holdings, Inc.	20,648	827

	Total		29,280

	Total Common Stocks
	(Cost: $417,617)		624,848

	Short-Term Investments (2.1%)

	Commercial Paper (2.1%)
(b)	Duke Energy Corp., 0.18%, 4/1/14 144A	1,700,000	1,700
	Federal Home Loan Bank, 0.07%, 5/23/14	2,000,000	2,000
	Liberty Street Funding LLC, 0.13%, 4/2/14 144A	5,000,000	5,000
	Xcel Energy, Inc., 0.17%, 4/1/14 144A	5,000,000	5,000

	Total Short-Term Investments
	(Cost: $13,700)		13,700

	Total Investments (99.9%)
	(Cost: $431,317)(a)		638,548

	Other Assets, Less
	Liabilities (0.1%)		531

	Net Assets (100.0%)		639,079

Index 400 Stock Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $11,700 representing 1.8% of the net assets.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $431,317 and the net unrealized appreciation of investments based on that cost was $207,231 which is comprised of $223,769 aggregate gross unrealized appreciation and $16,538 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at March 31, 2014, $13,945)	101	6/14	$(59)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$624,848	$-	$-
Short-Term Investments	-	13,700	-
Total Assets	$624,848	$13,700	$-
Liabilities:
Other Financial Instruments^
Futures	(59)	-	-
Total Liabilities	$(59)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (90.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (5.6%)
	Autoliv, Inc.	13,081	1,313
*	Bed Bath & Beyond, Inc.	15,738	1,083
	Carnival Corp.	75,047	2,841
	Coach, Inc.	22,078	1,096
	CST Brands, Inc.	61,149	1,910
	Family Dollar Stores, Inc.	20,820	1,208
	International Game Technology	141,484	1,989
	Lowe’s Cos., Inc.	109,070	5,334
	Target Corp.	57,026	3,451

	Total		20,225

	Consumer Staples (7.0%)
	Campbell Soup Co.	35,280	1,583
	ConAgra Foods, Inc.	70,350	2,183
	Dr. Pepper Snapple Group, Inc.	32,340	1,761
	Energizer Holdings, Inc.	8,240	830
	General Mills, Inc.	45,563	2,361
	Hillshire Brands Co.	114,843	4,279
	Kellogg Co.	31,215	1,958
	Kraft Foods Group, Inc.	41,510	2,329
	Mondelez International, Inc.	73,993	2,556
	Sysco Corp.	159,557	5,765

	Total		25,605

	Energy (5.5%)
	Apache Corp.	63,782	5,291
*	Cameron International Corp.	28,697	1,773
	Devon Energy Corp.	54,581	3,653
	Murphy Oil Corp.	48,270	3,034
*	Southwestern Energy Co.	74,291	3,418
	Williams Partners LP	56,086	2,857

	Total		20,026

	Financials (24.4%)
	ACE, Ltd.	38,222	3,786
	Aflac, Inc.	25,520	1,609
	The Allstate Corp.	38,404	2,173
	Annaly Capital Management, Inc.	284,162	3,117
	Arthur J. Gallagher & Co.	43,210	2,056
	BOK Financial Corp.	23,522	1,624
	Capitol Federal Financial, Inc.	65,120	817
	Capstead Mortgage Corp.	75,500	956
	The Charles Schwab Corp.	19,993	546
	The Chubb Corp.	34,796	3,107
	Comerica, Inc.	42,353	2,194
	Commerce Bancshares, Inc.	93,099	4,322
	Corrections Corp. of America	114,554	3,588
	Cullen/Frost Bankers, Inc.	37,176	2,882
	Empire State Realty Trust, Inc.	118,779	1,795
	Federal Realty Investment Trust	11,520	1,322
	Franklin Resources, Inc.	50,356	2,728
	HCC Insurance Holdings, Inc.	78,744	3,582

	Common Stocks (90.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	KeyCorp	75,651	1,077
	M&T Bank Corp.	36,930	4,480
	Marsh & McLennan Cos., Inc.	30,677	1,512
	MetLife, Inc.	29,410	1,553
	Northern Trust Corp.	153,963	10,094
	People’s United Financial, Inc.	289,403	4,303
	Piedmont Office Realty Trust, Inc. - Class A	230,469	3,953
	PNC Financial Services Group, Inc.	49,365	4,295
	Reinsurance Group of America, Inc.	49,918	3,975
	State Street Corp.	15,507	1,078
	SunTrust Banks, Inc.	67,762	2,696
	Symetra Financial Corp.	52,959	1,050
	The Travelers Cos., Inc.	22,666	1,929
	Unum Group	59,193	2,090
	Westamerica Bancorporation	51,794	2,801

	Total		89,090

	Health Care (10.9%)
	Agilent Technologies, Inc.	41,345	2,312
	Becton, Dickinson and Co.	14,682	1,719
*	Bio-Rad Laboratories, Inc. - Class A	14,204	1,820
*	Boston Scientific Corp.	168,397	2,277
*	CareFusion Corp.	108,921	4,381
	CIGNA Corp.	17,097	1,432
*	Hospira, Inc.	82,529	3,569
*	LifePoint Hospitals, Inc.	75,525	4,120
	Medtronic, Inc.	64,405	3,963
	Patterson Cos., Inc.	59,098	2,468
	Quest Diagnostics, Inc.	71,868	4,163
	STERIS Corp.	36,174	1,727
	Stryker Corp.	35,324	2,878
	Zimmer Holdings, Inc.	29,028	2,745

	Total		39,574

	Industrials (11.5%)
	The ADT Corp.	243,729	7,300
	Brady Corp. - Class A	41,507	1,127
	General Dynamics Corp.	24,954	2,718
	Heartland Express, Inc.	47,605	1,080
	Northrop Grumman Corp.	9,361	1,155
	Regal-Beloit Corp.	19,625	1,427
	Republic Services, Inc.	346,722	11,844
	Rockwell Collins, Inc.	22,170	1,766
	Southwest Airlines Co.	107,568	2,540
	Stanley Black & Decker, Inc.	29,360	2,385
	Textron, Inc.	55,712	2,189
	Tyco International, Ltd.	77,190	3,273
	Waste Management, Inc.	41,053	1,727
	Werner Enterprises, Inc.	58,463	1,491

	Total		42,022

Mid Cap Value Portfolio

	Common Stocks (90.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (9.5%)
	Analog Devices, Inc.	21,646	1,150
	Applied Materials, Inc.	344,469	7,034
	Harris Corp.	14,262	1,043
	KLA-Tencor Corp.	36,425	2,519
	Maxim Integrated Products, Inc.	79,312	2,627
	Microchip Technology, Inc.	36,774	1,756
*	Micron Technology, Inc.	130,910	3,097
	SanDisk Corp.	42,097	3,418
	TE Connectivity, Ltd.	43,927	2,645
*	Teradyne, Inc.	208,319	4,144
	Western Digital Corp.	56,349	5,174

	Total		34,607

	Materials (2.9%)
	Bemis Co., Inc.	63,989	2,511
*	Constellium NV - Class A	65,703	1,928
	Newmont Mining Corp.	62,157	1,457
	Nucor Corp.	55,549	2,808
	Sonoco Products Co.	44,447	1,823

	Total		10,527

	Telecommunication Services (1.0%)
	CenturyLink, Inc.	110,719	3,636

	Total		3,636

	Utilities (11.9%)
	AGL Resources, Inc.	26,170	1,281
	Ameren Corp.	57,170	2,355
	Atmos Energy Corp.	12,948	610
	Consolidated Edison, Inc.	74,050	3,973
	The Empire District Electric Co.	42,450	1,032
	Great Plains Energy, Inc.	181,035	4,895
	The Laclede Group, Inc.	93,389	4,403
	Northeast Utilities	48,393	2,202
	NorthWestern Corp.	38,070	1,806
	PG&E Corp.	85,679	3,701
	Portland General Electric Co.	58,089	1,879
	Southern Co.	60,720	2,668
	Southwest Gas Corp.	11,234	601
	Westar Energy, Inc.	165,193	5,808
	WGL Holdings, Inc.	48,651	1,949
	Xcel Energy, Inc.	138,003	4,190

	Total		43,353

	Total Common Stocks
	(Cost: $291,135)		328,665

Foreign Common Stocks (5.4%)	Country

Consumer Staples (0.5%)
Danone SA	France	24,050	1,701

Total			1,701

Energy (2.8%)
Imperial Oil, Ltd.	Canada	216,119	10,064

Total			10,064

Foreign Common Stocks (5.4%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials (1.5%)
BAE Systems PLC	United Kingdom	264,440	1,826
Royal Philips Electronics NV	Netherlands	109,261	3,839

Total			5,665

Telecommunication Services (0.6%)
Rogers Communications, Inc. - Class B	Canada	57,378	2,378

Total			2,378

Total Foreign Common Stocks
(Cost: $18,121)			19,808

Investment Companies (1.7%)

Domestic Equity (1.7%)
iShares Russell Midcap Value Index Fund		88,642	6,092

Total			6,092

Total Investment Companies
(Cost: $5,806)			6,092

Short-Term Investments (2.7%)

Commercial Paper (1.8%)
Federal Farm Credit Banks, 0.01%, 4/1/14		6,556,000	6,556

Total			6,556

Money Market Funds (0.9%)
JPMorgan Money Market Fund		3,414,112	3,414

Total			3,414

Total Short-Term Investments
(Cost: $9,970)			9,970

Total Investments (100.0%)
(Cost: $325,032)(a)			364,535

Other Assets, Less
Liabilities (0.0%)			(103)

Net Assets (100.0%)			364,432

Mid Cap Value Portfolio

*	Non-Income Producing

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $325,032 and the net unrealized appreciation of investments based on that cost was $39,503 which is comprised of $43,910 aggregate gross unrealized appreciation and $4,407 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	CAD	11,557	4/14	$-	$(105)	$(105)
Sell	HSBC Bank USA	EUR	3,468	4/14	3	(1)	2
Sell	HSBC Bank USA	GBP	916	4/14	-	(7)	(7)

					$3	$(113)	$(110)

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$328,665	$-	$-
Foreign Common Stocks	19,808	-	-
Investment Companies	6,092	-	-
Short-Term Investments	3,414	6,556	-
Other Financial Instruments^
Forward Currency Contracts	-	3	-
Total Assets	$357,979	$6,559	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(113)	-
Total Liabilities	$-	$(113)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.7%)
	Arctic Cat, Inc.	72,550	3,467
*	Bloomin’ Brands, Inc.	214,560	5,171
	Brinker International, Inc.	84,100	4,411
*	Buffalo Wild Wings, Inc.	30,940	4,607
	Core-Mark Holding Co., Inc.	60,480	4,391
	Dana Holding Corp.	193,310	4,498
*	Del Frisco’s Restaurant Group, Inc.	115,030	3,209
*	DreamWorks Animation SKG, Inc. - Class A	68,930	1,830
	DSW, Inc. - Class A	79,520	2,851
*	Five Below, Inc.	81,970	3,482
	Group 1 Automotive, Inc.	33,430	2,195
	HSN, Inc.	84,680	5,058
*	Ignite Restaurant Group, Inc.	151,435	2,131
*	Kate Spade & Co.	158,930	5,895
*	Marriott Vacations Worldwide Corp.	85,470	4,779
	Pier 1 Imports, Inc.	254,965	4,814
	Sotheby’s	87,050	3,791
*	Steven Madden, Ltd.	143,860	5,176
*	Taylor Morrison Home Corp. - Class A	97,600	2,294
*	Tenneco, Inc.	98,740	5,734
*	Vince Holding Corp.	100,122	2,639

	Total		82,423

	Consumer Staples (3.3%)
	Casey’s General Stores, Inc.	82,100	5,549
*	Darling International, Inc.	164,300	3,290
*	Elizabeth Arden, Inc.	80,990	2,390
*	Natural Grocers by Vitamin Cottage, Inc.	51,516	2,249
*	TreeHouse Foods, Inc.	51,635	3,717

	Total		17,195

	Energy (4.1%)
*	Athlon Energy, Inc.	72,915	2,585
*	EPL Oil & Gas, Inc.	66,700	2,575
*	Jones Energy, Inc. - Class A	166,770	2,525
	PBF Energy, Inc.	92,780	2,394
*	Rosetta Resources, Inc.	89,500	4,169
*	RSP Permian, Inc.	132,000	3,813
	SemGroup Corp.	55,900	3,671

	Total		21,732

	Financials (6.8%)
*	Altisource Portfolio Solutions SA	10,100	1,229
	Altisource Residential Corp.	66,460	2,097
	AMERISAFE, Inc.	72,400	3,179

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	CoreSite Realty Corp.	73,500	2,279
	EverBank Financial Corp.	168,370	3,322
	Evercore Partners, Inc.	50,070	2,766
	First Merchants Corp.	136,380	2,951
	Flushing Financial Corp.	82,500	1,738
	HFF, Inc. - Class A	100,050	3,363
*	Portfolio Recovery Associates, Inc.	26,370	1,526
	Protective Life Corp.	59,300	3,119
	Ramco-Gershenson Properties Trust	110,800	1,806
	Sunstone Hotel Investors, Inc.	227,200	3,119
	Wintrust Financial Corp.	65,200	3,173

	Total		35,667

	Health Care (20.6%)
*	Acorda Therapeutics, Inc.	79,800	3,025
*	Aerie Pharmaceuticals, Inc.	89,640	1,900
*	Agios Pharmaceuticals, Inc.	53,710	2,103
*	Alnylam Pharmaceuticals, Inc.	59,150	3,971
*	Anacor Pharmaceuticals, Inc.	134,646	2,694
	Atrion Corp.	8,954	2,741
*	Bruker Corp.	184,425	4,203
*	CorVel Corp.	77,500	3,856
*	Cyberonics, Inc.	52,180	3,405
*	DexCom, Inc.	153,260	6,339
*	Durata Therapeutics, Inc.	138,790	1,869
*	Exelixis, Inc.	426,515	1,510
*	Five Prime Therapeutics, Inc.	96,370	1,895
*	Globus Medical, Inc. - Class A	218,430	5,808
*	GlycoMimetics, Inc.	77,884	1,272
	HEALTHSOUTH Corp.	149,520	5,372
*	HeartWare International, Inc.	25,500	2,391
*	Hyperion Therapeutics, Inc.	84,500	2,180
*	ICU Medical, Inc.	51,710	3,096
*	ImmunoGen, Inc.	154,800	2,311
*	Ironwood Pharmaceuticals, Inc.	25,900	319
*	The Medicines Co.	148,710	4,226
*	NPS Pharmaceuticals, Inc.	118,580	3,549
*	Omnicell, Inc.	109,200	3,125
*	PAREXEL International Corp.	89,000	4,814
*	Portola Pharmaceuticals, Inc.	78,230	2,026
*	Prestige Brands Holdings, Inc.	132,390	3,608

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Puma Biotechnology, Inc.	25,015	2,605
*	Salix Pharmaceuticals, Ltd.	26,425	2,738
*	Team Health Holdings, Inc.	98,510	4,408
*	Tesaro, Inc.	68,400	2,017
	U.S. Physical Therapy, Inc.	114,480	3,958
*	Vascular Solutions, Inc.	176,064	4,611
*	WellCare Health Plans, Inc.	51,550	3,275
*	XenoPort, Inc.	226,790	1,173

	Total		108,393

	Industrials (16.1%)
	A.O. Smith Corp.	58,120	2,675
	AAON, Inc.	76,309	2,127
	Acuity Brands, Inc.	37,630	4,989
	Altra Holdings, Inc.	94,700	3,381
	Applied Industrial Technologies, Inc.	67,970	3,279
	Astronics Corp.	71,400	4,527
*	Avis Budget Group, Inc.	93,610	4,559
	AZZ, Inc.	66,400	2,967
	Celadon Group, Inc.	104,000	2,500
*	Chart Industries, Inc.	61,010	4,853
	Deluxe Corp.	91,290	4,790
*	Esterline Technologies Corp.	35,600	3,793
	Exponent, Inc.	54,888	4,120
*	GP Strategies Corp.	109,700	2,987
*	GrafTech International, Ltd.	194,490	2,124
	Heico Corp.	59,647	3,588
	Lennox International, Inc.	47,500	4,318
	Lindsay Corp.	18,790	1,657
	Marten Transport, Ltd.	105,000	2,259
*	Moog, Inc. - Class A	58,750	3,849
*	On Assignment, Inc.	106,515	4,110
	Sun Hydraulics Corp.	56,400	2,443
*	Teledyne Technologies, Inc.	47,780	4,650
*	TriMas Corp.	59,730	1,983
*	WageWorks, Inc.	35,200	1,975

	Total		84,503

	Information Technology (24.3%)
*	Aspen Technology, Inc.	126,470	5,357
*	Bankrate, Inc.	171,690	2,908
*	CACI International, Inc. - Class A	42,960	3,170
*	Carbonite, Inc.	238,259	2,428
	Cass Information Systems, Inc.	77,810	4,012
	CDW Corp.	97,600	2,678
*	Coherent, Inc.	20,130	1,315

Small Cap Growth Stock Portfolio

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Cvent, Inc.	42,090	1,522
*	Demandware, Inc.	33,450	2,143
*	Ellie Mae, Inc.	132,660	3,826
*	Exlservice Holdings, Inc.	116,120	3,589
	Fair Isaac Corp.	81,250	4,495
	FEI Co.	61,625	6,349
*	Fleetmatics Group, Ltd.	85,430	2,858
*	GT Advance Technologies, Inc.	209,190	3,567
	Heartland Payment Systems, Inc.	106,910	4,431
*	Higher One Holdings, Inc.	136,450	986
*	Imperva, Inc.	54,060	3,011
	j2 Global, Inc.	93,940	4,702
*	Manhattan Associates, Inc.	173,110	6,064
*	Marketo, Inc.	48,400	1,581
*	Mitek Systems, Inc.	210,000	813
*	Model N, Inc.	146,150	1,478
*	Nanometrics, Inc.	81,600	1,466
*	NetScout Systems, Inc.	91,120	3,424
*	OpenTable, Inc.	68,240	5,250
	Plantronics, Inc.	110,600	4,916
*	PTC, Inc.	149,470	5,296
*	Sapient Corp.	300,960	5,134
	Solera Holdings, Inc.	38,110	2,414
*	SunEdison, Inc.	368,930	6,951
*	SunPower Corp.	110,940	3,579
*	Tyler Technologies, Inc.	71,300	5,966
*	Ubiquiti Networks, Inc.	69,410	3,156
*	Ultratech, Inc.	99,580	2,907
*	WebMD Health Corp.	72,005	2,981
*	WEX, Inc.	13,900	1,321

	Total		128,044

	Materials (4.7%)
	Cabot Corp.	61,995	3,662
*	Graphic Packaging Holding Co.	452,500	4,597
*	Headwaters, Inc.	294,800	3,894
*	Omnova Solutions, Inc.	296,430	3,077
	PolyOne Corp.	164,290	6,023
	Silgan Holdings, Inc.	68,600	3,397

	Total		24,650

	Total Common Stocks
	(Cost: $423,527)		502,607

Investment Companies (3.4%)	Shares/ $ Par	Value $ (000’s)

Investment Companies (3.4%)
iShares Russell 2000 Growth Index Fund	131,560	17,900

Total		17,900

Total Investment Companies
(Cost: $16,588)		17,900

Total Investments (99.0%)
(Cost: $440,115)(a)		520,507

Other Assets, Less
Liabilities (1.0%)		5,271

Net Assets (100.0%)		525,778

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $440,115 and the net unrealized appreciation of investments based on that cost was $80,392 which is comprised of $92,984 aggregate gross unrealized appreciation and $12,592 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$502,607	$-	$-
Investment Companies	17,900	-	-
Total	$520,507	$-	$-

Index 600 Stock Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.3%)
*	Aeropostale, Inc.	9,585	48
*	American Public Education, Inc.	2,153	76
	Arctic Cat, Inc.	1,604	77
*	Barnes & Noble, Inc.	4,533	95
	Big 5 Sporting Goods Corp.	2,178	35
*	Biglari Holdings, Inc.	179	87
*	BJ’s Restaurants, Inc.	3,047	100
*	Blue Nile, Inc.	1,560	54
	Blyth, Inc.	1,037	11
*	Boyd Gaming Corp.	9,216	122
	Brown Shoe Co., Inc.	5,009	133
	The Buckle, Inc.	3,423	157
*	Buffalo Wild Wings, Inc.	2,297	342
	Callaway Golf Co.	9,445	97
	Capella Education Co.	1,342	85
*	Career Education Corp.	7,052	53
	The Cato Corp. - Class A	3,287	89
	The Children’s Place Retail Stores, Inc.	2,720	135
*	Christopher & Banks Corp.	4,447	29
	Cracker Barrel Old Country Store, Inc.	2,909	283
*	Crocs, Inc.	10,812	169
	DineEquity, Inc.	1,977	154
*	Dorman Products, Inc.	3,699	218
	Drew Industries, Inc.	2,698	146
*	The E.W. Scripps Co. - Class A	3,672	65
	Ethan Allen Interiors, Inc.	3,178	81
	The Finish Line, Inc. - Class A	5,990	162
*	Francesca’s Holdings Corp.	5,130	93
	Fred’s, Inc. - Class A	4,179	75
*	FTD Companies, Inc.	2,311	74
*	Genesco, Inc.	2,910	217
*	G-III Apparel Group, Ltd.	2,018	144
	Group 1 Automotive, Inc.	2,575	169
	Harte-Hanks, Inc.	5,346	47
	Haverty Furniture Cos., Inc.	2,447	73
*	Helen of Troy, Ltd.	3,259	226
*	Hibbett Sports, Inc.	3,152	167
	Hillenbrand, Inc.	7,699	249
*	Iconix Brand Group, Inc.	5,928	233
	Interval Leisure Group, Inc.	4,839	126

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	iRobot Corp.	3,544	145
*	ITT Educational Services, Inc.	2,226	64
*	Jack in the Box, Inc.	5,116	302
	JAKKS Pacific, Inc.	2,049	15
*	Jos. A. Bank Clothiers, Inc.	3,418	220
*	Kirkland’s, Inc.	1,837	34
	La-Z-Boy, Inc.	6,391	173
	Lithia Motors, Inc. - Class A	2,753	183
*	Live Nation Entertainment, Inc.	17,348	377
*	Lumber Liquidators Holdings, Inc.	3,355	315
*	M/I Homes, Inc.	2,984	67
	The Marcus Corp.	2,214	37
*	MarineMax, Inc.	3,002	46
*	Marriott Vacations Worldwide Corp.	3,651	204
	The Men’s Wearhouse, Inc.	5,506	270
*	Meritage Homes Corp.	4,485	188
*	Monarch Casino & Resort, Inc.	1,187	22
	Monro Muffler Brake, Inc.	3,648	208
	Movado Group, Inc.	2,203	100
*	Multimedia Games Holding Co., Inc.	3,614	105
	Nutrisystem, Inc.	3,501	53
*	Outerwall, Inc.	2,455	178
	Oxford Industries, Inc.	1,764	138
	Papa John’s International, Inc.	3,785	197
*	The Pep Boys - Manny, Moe & Jack	6,493	83
*	Perry Ellis International, Inc.	1,513	21
	PetMed Express, Inc.	2,465	33
*	Pinnacle Entertainment, Inc.	7,228	171
	Pool Corp.	5,496	337
*	Quiksilver, Inc.	15,815	119
*	Red Robin Gourmet Burgers, Inc.	1,601	115
	Regis Corp.	5,331	73
*	Ruby Tuesday, Inc.	7,049	40
	Ruth’s Hospitality Group, Inc.	4,392	53
	The Ryland Group, Inc.	5,689	227
	Scholastic Corp.	3,146	108
*	Select Comfort Corp.	6,687	121
*	Sizmek, Inc.	2,858	30
*	Skechers U.S.A., Inc. - Class A	4,842	177

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Sonic Automotive, Inc. - Class A	4,166	94
*	Sonic Corp.	6,414	146
	Spartan Motors, Inc.	4,177	21
	Stage Stores, Inc.	3,811	93
	Standard Motor Products, Inc.	2,523	90
*	Standard Pacific Corp.	18,315	152
	Stein Mart, Inc.	3,426	48
*	Steven Madden, Ltd.	7,101	255
*	Strayer Education, Inc.	1,318	61
	Sturm, Ruger & Co., Inc.	2,363	141
	Superior Industries International, Inc.	2,814	58
	Texas Roadhouse, Inc.	7,262	189
*	Tuesday Morning Corp.	4,542	64
*	Universal Electronics, Inc.	1,899	73
	Universal Technical Institute, Inc.	2,589	34
*	Vitamin Shoppe, Inc.	3,727	177
*	VOXX International Corp.	2,411	33
*	Winnebago Industries, Inc.	3,385	93
	Wolverine World Wide, Inc.	12,310	351
*	Zale Corp.	4,032	84
*	Zumiez, Inc.	2,699	65

	Total		12,667

	Consumer Staples (3.2%)
*	Alliance One International, Inc.	10,010	29
	The Andersons, Inc.	3,237	192
*	Annie’s, Inc.	2,076	83
	B&G Foods, Inc.	6,551	197
*	The Boston Beer Co., Inc. - Class A	1,081	265
	Calavo Growers, Inc.	1,693	60
	Cal-Maine Foods, Inc.	1,825	115
	Casey’s General Stores, Inc.	4,700	318
*	Central Garden & Pet Co. - Class A	5,125	42
*	Darling International, Inc.	20,062	402
*	Diamond Foods, Inc.	2,682	94
	Inter Parfums, Inc.	2,077	75
	J & J Snack Foods Corp.	1,780	171
*	Medifast, Inc.	1,560	45
	Sanderson Farms, Inc.	2,480	195
*	Seneca Foods Corp. - Class A	866	27
	Snyder’s-Lance, Inc.	5,978	168

Index 600 Stock Portfolio

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Spartan Stores, Inc.	4,606	107
*	TreeHouse Foods, Inc.	4,456	321
	WD-40 Co.	1,750	136

	Total		3,042

	Energy (4.1%)
*	Approach Resources, Inc.	4,330	91
	Arch Coal, Inc.	25,921	125
*	Basic Energy Services, Inc.	3,270	90
	Bristow Group, Inc.	4,429	334
*	C&J Energy Services, Inc.	5,615	164
*	Carrizo Oil & Gas, Inc.	5,053	270
*	Cloud Peak Energy, Inc.	7,436	157
	Comstock Resources, Inc.	5,432	124
*	Contango Oil & Gas Co.	1,892	90
*	ERA Group, Inc.	2,293	67
	Exterran Holdings, Inc.	7,164	314
*	Forest Oil Corp.	14,540	28
*	Geospace Technologies Corp.	1,604	106
	Green Plains Renewable Energy, Inc.	3,236	97
	Gulf Island Fabrication, Inc.	1,505	32
*	Hornbeck Offshore Services, Inc.	3,967	166
*	ION Geophysical Corp.	15,595	66
*	Matrix Service Co.	3,216	109
*	Newpark Resources, Inc.	10,545	121
*	Northern Oil and Gas, Inc.	6,948	102
*	PDC Energy, Inc.	4,356	271
*	Penn Virginia Corp.	6,465	113
*	PetroQuest Energy, Inc.	7,070	40
*	Pioneer Energy Services Corp.	7,636	99
*	SEACOR Holdings, Inc.	2,315	200
*	Stone Energy Corp.	6,080	255
*	Swift Energy Co.	5,309	57
*	Tesco Corp.	3,877	72
*	TETRA Technologies, Inc.	9,634	123

	Total		3,883

	Financials (19.0%)
	Acadia Realty Trust	6,826	180
	Agree Realty Corp.	1,827	56
	American Assets Trust, Inc.	4,192	141
	AMERISAFE, Inc.	2,274	100
	Associated Estates Realty Corp.	7,029	119
	Bank Mutual Corp.	5,286	33
	Bank of the Ozarks, Inc.	3,964	270
	Banner Corp.	2,382	98
	BBCN Bancorp, Inc.	9,700	166

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	BofI Holding, Inc.	1,500	129
	Boston Private Financial Holdings, Inc.	9,766	132
	Brookline Bancorp, Inc.	8,602	81
	Calamos Asset Management, Inc.	2,332	30
	Capstead Mortgage Corp.	11,694	148
	Cardinal Financial Corp.	3,698	66
	Cash America International, Inc.	3,434	133
	Cedar Realty Trust, Inc.	8,313	51
	City Holding Co.	1,916	86
	Columbia Banking System, Inc.	6,262	179
	Community Bank System, Inc.	4,948	193
	CoreSite Realty Corp.	2,604	81
	Cousins Properties, Inc.	22,536	258
	CVB Financial Corp.	11,489	183
	DiamondRock Hospitality Co.	23,868	280
	Dime Community Bancshares	3,586	61
	EastGroup Properties, Inc.	3,775	237
*	eHealth, Inc.	2,274	115
	Employers Holdings, Inc.	3,823	77
*	Encore Capital Group, Inc.	2,863	131
	EPR Properties	6,463	345
	Evercore Partners, Inc.	4,237	234
*	EZCORP, Inc. - Class A	6,639	72
	F.N.B. Corp.	20,231	271
	Financial Engines, Inc.	6,228	316
*	First BanCorp.	12,138	66
*	First Cash Financial Services, Inc.	3,529	178
	First Commonwealth Financial Corp.	11,503	104
	First Financial Bancorp.	7,022	126
	First Financial Bankshares, Inc.	3,712	229
	First Midwest Bancorp, Inc.	9,191	157
*	Forestar Group, Inc.	4,263	76
	Franklin Street Properties Corp.	10,643	134
	FXCM, Inc. - Class A	4,409	65
	The GEO Group, Inc.	8,803	284
	Getty Realty Corp.	3,262	62
	Glacier Bancorp, Inc.	9,088	264
	Government Properties Income Trust	6,682	168
*	Green Dot Corp. - Class A	2,677	52
	Hanmi Financial Corp.	3,877	90
	HCI Group, Inc.	1,235	45

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Healthcare Realty Trust, Inc.	11,721	283
	HFF, Inc. - Class A	4,048	136
	Home BancShares, Inc.	5,806	200
	Horace Mann Educators Corp.	4,954	144
	Independent Bank Corp.	2,905	114
	Infinity Property & Casualty Corp.	1,405	95
	Inland Real Estate Corp.	10,231	108
	Interactive Brokers Group, Inc. - Class A	5,874	127
*	Investment Technology Group, Inc.	4,431	89
	Kite Realty Group Trust	15,982	96
	LaSalle Hotel Properties	12,697	398
	Lexington Realty Trust	24,912	272
	LTC Properties, Inc.	4,250	160
	MarketAxess Holdings, Inc.	4,615	273
	MB Financial, Inc.	6,711	208
	Meadowbrook Insurance Group, Inc.	5,665	33
	Medical Properties Trust, Inc.	20,789	266
	National Penn Bancshares, Inc.	13,592	142
*	The Navigators Group, Inc.	1,301	80
	NBT Bancorp, Inc.	5,357	131
	Northwest Bancshares, Inc.	11,526	168
	Old National Bancorp	12,202	182
	Oritani Financial Corp.	4,800	76
	PacWest Bancorp	4,863	209
	Parkway Properties, Inc.	8,827	161
	Pennsylvania Real Estate Investment Trust	8,353	151
	Pinnacle Financial Partners, Inc.	4,056	152
*	Piper Jaffray Cos., Inc.	1,975	90
*	Portfolio Recovery Associates, Inc.	6,093	353
	Post Properties, Inc.	6,633	326
	PrivateBancorp, Inc.	7,971	243
	ProAssurance Corp.	7,386	329
	Prospect Capital Corp.	349	4
	Provident Financial Services, Inc.	6,556	120
	PS Business Parks, Inc.	2,459	206
	RLI Corp.	4,199	186
	S&T Bancorp, Inc.	3,631	86
	Sabra Health Care REIT, Inc.	4,754	133
	Safety Insurance Group, Inc.	1,560	84
	Saul Centers, Inc.	1,545	73
	Selective Insurance Group, Inc.	6,858	160

Index 600 Stock Portfolio

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Simmons First National Corp. - Class A	1,985	74
	Sovran Self Storage, Inc.	3,972	292
	Sterling Bancorp	9,626	122
	Stewart Information Services Corp.	2,555	90
*	Stifel Financial Corp.	7,405	368
	Susquehanna Bancshares, Inc.	22,890	261
*	SWS Group, Inc.	3,553	27
	Tanger Factory Outlet Centers, Inc.	11,654	408
*	Taylor Capital Group, Inc.	1,862	44
*	Texas Capital Bancshares, Inc.	5,221	339
	Tompkins Financial Corp.	1,441	71
	Tower Group International, Ltd.	4,659	13
	TrustCo Bank Corp. NY	11,547	81
	UMB Financial Corp.	4,584	297
	Umpqua Holdings Corp.	13,701	255
	United Bankshares, Inc.	7,641	234
*	United Community Banks, Inc.	4,718	92
	United Fire Group, Inc.	2,633	80
	Universal Health Realty Income Trust	1,570	66
	Universal Insurance Holdings, Inc.	3,468	44
	Urstadt Biddle Properties, Inc. - Class A	3,124	65
	ViewPoint Financial Group	4,390	127
*	Virtus Investment Partners, Inc.	856	148
	Wilshire Bancorp, Inc.	8,293	92
	Wintrust Financial Corp.	5,642	275
*	World Acceptance Corp.	1,255	94

	Total		18,058

	Health Care (9.1%)
*	Abaxis, Inc.	2,553	99
*	ABIOMED, Inc.	4,327	113
*	Acorda Therapeutics, Inc.	5,044	191
*	Affymetrix, Inc.	8,851	63
*	Air Methods Corp.	4,298	230
*	Akorn, Inc.	8,707	192
*	Almost Family, Inc.	1,023	24
*	Amedisys, Inc.	3,964	59
*	AMN Healthcare Services, Inc.	5,661	78
*	AmSurg Corp.	3,967	187
	Analogic Corp.	1,516	124
*	Anika Therapeutics, Inc.	1,378	57
*	ArQule, Inc.	6,508	13

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Bio-Reference Laboratories, Inc.	3,012	83
*	Cambrex Corp.	3,722	70
	Cantel Medical Corp.	4,085	138
*	Centene Corp.	7,035	438
	Chemed Corp.	2,165	194
	Computer Programs and Systems, Inc.	1,281	83
	CONMED Corp.	3,322	144
*	CorVel Corp.	1,380	69
*	Cross Country Healthcare, Inc.	3,302	27
	CryoLife, Inc.	3,066	31
*	Cyberonics, Inc.	2,949	192
*	Cynosure, Inc. - Class A	2,379	70
*	Emergent Biosolutions, Inc.	3,547	90
	Ensign Group, Inc.	2,409	105
*	Gentiva Health Services, Inc.	3,498	32
*	Greatbatch, Inc.	3,010	138
*	Haemonetics Corp.	6,336	206
*	Hanger, Inc.	4,245	143
*	HealthStream, Inc.	2,511	67
*	Healthways, Inc.	4,287	73
*	Hi-Tech Pharmacal Co., Inc.	1,347	58
*	ICU Medical, Inc.	1,640	98
*	Impax Laboratories, Inc.	7,921	209
*	Integra LifeSciences Holdings	2,889	133
	Invacare Corp.	3,518	67
*	IPC The Hospitalist Co.	2,083	102
	Kindred Healthcare, Inc.	6,608	155
	Landauer, Inc.	1,165	53
*	LHC Group, Inc.	1,484	33
*	Ligand Pharmaceuticals, Inc. - Class B	2,517	169
*	Luminex Corp.	4,562	83
*	Magellan Health Services, Inc.	3,355	199
*	The Medicines Co.	7,897	224
*	Medidata Solutions, Inc.	6,218	338
	Meridian Bioscience, Inc.	5,074	111
*	Merit Medical Systems, Inc.	4,959	71
*	Molina Healthcare, Inc.	3,481	131
*	Momenta Pharmaceuticals, Inc.	5,639	66
*	MWI Veterinary Supply, Inc.	1,569	244
*	Natus Medical, Inc.	3,403	88
*	Neogen Corp.	4,469	201
*	NuVasive, Inc.	5,608	215
*	Omnicell, Inc.	4,349	124
*	PAREXEL International Corp.	6,912	374
*	PharMerica Corp.	3,629	102

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Prestige Brands Holdings, Inc.	6,325	172
	Quality Systems, Inc.	5,367	91
	Questcor Pharmaceuticals, Inc.	6,806	442
*	Spectrum Pharmaceuticals, Inc.	6,697	52
*	SurModics, Inc.	1,651	37
*	Symmetry Medical, Inc.	4,578	46
	West Pharmaceutical Services, Inc.	8,589	378

	Total		8,689

	Industrials (13.5%)
	AAON, Inc.	3,410	95
	AAR Corp.	4,832	125
	ABM Industries, Inc.	6,344	182
	Actuant Corp. - Class A	8,886	303
*	Aegion Corp.	4,637	117
*	Aerovironment, Inc.	2,412	97
	Albany International Corp. - Class A	3,445	122
	Allegiant Travel Co.	1,794	201
	American Science and Engineering, Inc.	960	64
*	American Woodmark Corp.	1,480	50
	Apogee Enterprises, Inc.	3,522	117
	Applied Industrial Technologies, Inc.	5,124	247
	Arkansas Best Corp.	2,969	110
	Astec Industries, Inc.	2,289	101
*	Atlas Air Worldwide Holdings, Inc.	3,057	108
	AZZ, Inc.	3,118	139
	Barnes Group, Inc.	5,764	222
	Brady Corp. - Class A	5,731	156
	Briggs & Stratton Corp.	5,740	128
	CDI Corp.	1,762	30
	CIRCOR International, Inc.	2,150	158
	Comfort Systems USA, Inc.	4,595	70
	Cubic Corp.	2,551	130
	Curtiss-Wright Corp.	5,864	373
*	DXP Enterprises, Inc.	1,292	123
*	Dycom Industries, Inc.	4,126	130
	EMCOR Group, Inc.	8,172	382
	Encore Wire Corp.	2,276	110
	EnerSys	5,759	399
*	Engility Holdings, Inc.	2,104	95
*	EnPro Industries, Inc.	2,590	188
	ESCO Technologies, Inc.	3,235	114
	Exponent, Inc.	1,595	120
*	Federal Signal Corp.	7,666	114
	Forward Air Corp.	3,751	173
	Franklin Electric Co., Inc.	4,775	203

Index 600 Stock Portfolio

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	G & K Services, Inc. - Class A	2,437	149
*	GenCorp, Inc.	7,496	137
*	Gibraltar Industries, Inc.	3,528	67
	Griffon Corp.	5,356	64
	Healthcare Services Group, Inc.	8,561	249
	Heartland Express, Inc.	6,104	139
	Heidrick & Struggles International, Inc.	1,968	40
*	Hub Group, Inc. - Class A	4,255	170
*	II-VI, Inc.	6,653	103
	Insperity, Inc.	2,772	86
	Interface, Inc.	7,152	147
	John Bean Technologies Corp.	3,345	103
	Kaman Corp.	3,280	133
	Kelly Services, Inc. - Class A	3,336	79
	Knight Transportation, Inc.	7,385	171
*	Korn/Ferry International	6,073	181
	Lindsay Corp.	1,578	139
*	Lydall, Inc.	2,054	47
	Matson, Inc.	5,243	129
	Mobile Mini, Inc.	5,010	217
*	Moog, Inc. - Class A	5,539	363
	Mueller Industries, Inc.	6,920	208
	National Presto Industries, Inc.	598	47
*	Navigant Consulting, Inc.	5,992	112
*	On Assignment, Inc.	5,671	219
*	Orbital Sciences Corp.	7,393	206
*	Orion Marine Group, Inc.	3,339	42
	Powell Industries, Inc.	1,128	73
	Quanex Building Products Corp.	4,578	95
	Resources Connection, Inc.	4,767	67
*	Roadrunner Transportation Systems, Inc.	3,073	78
*	Saia, Inc.	2,989	114
	Simpson Manufacturing Co., Inc.	5,018	177
	SkyWest, Inc.	6,273	80
	Standex International Corp.	1,558	83
*	TASER International, Inc.	6,334	116
*	Teledyne Technologies, Inc.	4,596	447
	Tennant Co.	2,258	148
*	Tetra Tech, Inc.	7,931	235
	Titan International, Inc.	6,541	124
	The Toro Co.	6,887	435
*	TrueBlue, Inc.	5,019	147

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	UniFirst Corp.	1,859	204
	United Stationers, Inc.	4,838	199
	Universal Forest Products, Inc.	2,436	135
	Viad Corp.	2,482	60
*	Vicor Corp.	2,212	23
*	WageWorks, Inc.	3,656	205
	Watts Water Technologies, Inc. - Class A	3,493	205

	Total		12,793

	Information Technology (16.8%)
*	Advanced Energy Industries, Inc.	4,608	113
*	Agilysys, Inc.	1,729	23
	Anixter International, Inc.	3,260	331
*	ARRIS Group, Inc.	14,432	407
*	ATMI, Inc.	4,042	137
	Badger Meter, Inc.	1,759	97
	Bel Fuse, Inc. - Class B	1,211	27
	Belden, Inc.	5,309	369
*	Benchmark Electronics, Inc.	6,557	148
	Black Box Corp.	1,913	47
	Blackbaud, Inc.	5,632	176
*	Blucora, Inc.	5,151	101
*	Bottomline Technologies, Inc.	4,550	160
	Brooks Automation, Inc.	8,138	89
*	Cabot Microelectronics Corp.	2,984	131
*	CACI International, Inc. - Class A	2,865	211
*	CalAmp Corp.	4,086	114
*	Cardtronics, Inc.	5,432	211
*	CEVA, Inc.	2,684	47
*	Checkpoint Systems, Inc.	5,060	68
*	CIBER, Inc.	8,323	38
*	Cirrus Logic, Inc.	7,609	151
*	Cognex Corp.	10,075	341
*	Coherent, Inc.	3,033	198
	Cohu, Inc.	2,851	31
*	comScore, Inc.	3,924	129
	Comtech Telecommunications Corp.	1,872	60
	CSG Systems International, Inc.	4,177	109
	CTS Corp.	4,117	86
	Daktronics, Inc.	4,686	67
*	Dealertrack Holdings, Inc.	5,392	265
*	Dice Holdings, Inc.	4,498	34
*	Digi International, Inc.	3,160	32
*	Digital River, Inc.	3,434	60
*	Diodes, Inc.	4,448	116
*	DSP Group, Inc.	2,755	24

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	DTS, Inc.	2,196	43
	Ebix, Inc.	3,897	67
	Electro Scientific Industries, Inc.	3,105	31
*	Electronics for Imaging, Inc.	5,734	248
*	Entropic Communications, Inc.	11,234	46
	EPIQ Systems, Inc.	3,788	52
*	Exar Corp.	5,798	69
*	Exlservice Holdings, Inc.	3,732	115
*	FARO Technologies, Inc.	2,099	111
	FEI Co.	5,157	531
	Forrester Research, Inc.	1,544	55
*	Gerber Scientific, Inc.	2,359	-
*	GT Advance Technologies, Inc.	16,526	282
*	Harmonic, Inc.	12,027	86
	Heartland Payment Systems, Inc.	4,483	186
*	Higher One Holdings, Inc.	3,977	29
	Hittite Microwave Corp.	3,831	241
*	iGATE Corp.	3,586	113
*	Insight Enterprises, Inc.	5,069	127
*	Interactive Intelligence Group	1,926	140
*	Intevac, Inc.	2,921	28
*	Ixia	6,881	86
	j2 Global, Inc.	5,430	272
*	Kopin Corp.	7,461	28
*	Kulicke and Soffa Industries, Inc.	9,329	118
*	Liquidity Services, Inc.	3,194	83
	Littelfuse, Inc.	2,743	257
*	LivePerson, Inc.	6,015	73
*	LogMeIn, Inc.	2,779	125
*	Manhattan Associates, Inc.	9,335	327
	MAXIMUS, Inc.	8,286	372
*	Measurement Specialties, Inc.	1,853	126
*	Mercury Systems, Inc.	4,060	54
	Methode Electronics, Inc.	4,336	133
	Micrel, Inc.	5,496	61
*	Microsemi Corp.	11,568	290
*	MicroStrategy, Inc. - Class A	1,104	127
	MKS Instruments, Inc.	6,519	195
*	Monolithic Power Systems	4,299	167
	Monotype Imaging Holdings, Inc.	4,764	144
*	Monster Worldwide, Inc.	11,737	88
	MTS Systems Corp.	1,866	128
*	Nanometrics, Inc.	2,756	50

Index 600 Stock Portfolio

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	NETGEAR, Inc.	4,452	150
*	NetScout Systems, Inc.	4,542	171
*	Newport Corp.	4,780	99
	NIC, Inc.	7,306	141
*	OpenTable, Inc.	2,863	220
*	Oplink Communications, Inc.	2,202	40
*	OSI Systems, Inc.	2,288	137
	Park Electrochemical Corp.	2,548	76
	PC-Tel, Inc.	2,127	19
*	Perficient, Inc.	4,147	75
*	Pericom Semiconductor Corp.	2,536	20
*	Plexus Corp.	4,144	166
	Power Integrations, Inc.	3,694	243
*	Procera Networks, Inc.	2,522	26
*	Progress Software Corp.	6,298	137
*	QLogic Corp.	10,618	135
*	QuinStreet, Inc.	3,505	23
*	Rofin-Sinar Technologies, Inc.	3,440	82
*	Rogers Corp.	2,184	136
*	Rubicon Technology, Inc.	2,411	27
*	Rudolph Technologies, Inc.	4,022	46
*	Sanmina Corp.	10,108	176
*	ScanSource, Inc.	3,481	142
*	Sigma Designs, Inc.	3,803	18
*	Stamps.com, Inc.	1,789	60
*	Super Micro Computer, Inc.	4,057	70
*	Supertex, Inc.	1,271	42
*	Sykes Enterprises, Inc.	4,768	95
*	Synaptics, Inc.	4,344	261
*	Synchronoss Technologies, Inc.	3,724	128
*	SYNNEX Corp.	3,225	195
*	Take-Two Interactive Software, Inc.	11,370	249
*	Tangoe, Inc.	4,156	77
*	TeleTech Holdings, Inc.	2,319	57
	Tessera Technologies, Inc.	5,834	138
*	TriQuint Semiconductor, Inc.	19,997	268
*	TTM Technologies, Inc.	6,662	56
*	Tyler Technologies, Inc.	3,538	296
*	Ultratech, Inc.	3,420	100
*	VASCO Data Security International, Inc.	3,566	27
*	Veeco Instruments, Inc.	4,865	204
*	ViaSat, Inc.	5,178	357
*	Virtusa Corp.	3,170	106
*	XO Group, Inc.	3,033	31

	Total		15,974

	Materials (6.0%)
	A. Schulman, Inc.	3,555	129

	Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	A.M. Castle & Co.	2,089	31
*	AK Steel Holding Corp.	16,690	121
	AMCOL International Corp.	3,058	140
	American Vanguard Corp.	3,057	66
	Balchem Corp.	3,701	193
*	Boise Cascade Co.	3,845	110
*	Calgon Carbon Corp.	6,561	143
*	Century Aluminum Co.	6,283	83
*	Clearwater Paper Corp.	2,553	160
	Deltic Timber Corp.	1,362	89
*	Flotek Industries, Inc.	5,577	155
	FutureFuel Corp.	2,752	56
	Globe Specialty Metals, Inc.	7,814	163
	H.B. Fuller Co.	6,112	295
	Hawkins, Inc.	1,154	42
	Haynes International, Inc.	1,512	82
*	Headwaters, Inc.	8,956	118
	Innophos Holdings, Inc.	2,729	155
	Kaiser Aluminum Corp.	2,200	157
*	KapStone Paper & Packaging Corp.	9,818	283
	Koppers Holdings, Inc.	2,520	104
*	Kraton Performance Polymers, Inc.	3,975	104
*	LSB Industries, Inc.	2,339	88
	Materion Corp.	2,518	85
	Myers Industries, Inc.	3,224	64
	Neenah Paper, Inc.	1,999	103
	Olympic Steel, Inc.	1,111	32
	OM Group, Inc.	3,907	130
	P.H. Glatfelter Co.	5,269	143
	PolyOne Corp.	11,571	424
	Quaker Chemical Corp.	1,612	127
*	RTI International Metals, Inc.	3,731	104
	Schweitzer-Mauduit International, Inc.	3,712	158
	Stepan Co.	2,318	150
*	Stillwater Mining Co.	14,608	216
*	SunCoke Energy, Inc.	8,514	194
*	Texas Industries, Inc.	2,621	235
	Tredegar Corp.	3,077	71
	US Silica Holdings, Inc.	6,539	250
	Wausau Paper Corp.	6,075	77
	Zep, Inc.	2,805	50

	Total		5,680

	Telecommunication Services (0.5%)
*	8x8, Inc.	9,979	108
	Atlantic Tele-Network, Inc.	1,212	80
*	Cbeyond, Inc.	3,429	25
*	Cincinnati Bell, Inc.	25,488	88
*	General Communication, Inc. - Class A	3,755	43

Common Stocks (88.7%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
Lumos Networks Corp.	2,195	29
NTELOS Holdings Corp.	1,865	25
USA Mobility, Inc.	2,645	48

Total		446

Utilities (3.2%)
ALLETE, Inc.	4,647	244
American States Water Co.	4,731	153
Avista Corp.	7,340	225
El Paso Electric Co.	4,933	176
The Laclede Group, Inc.	3,720	175
New Jersey Resources Corp.	5,145	256
Northwest Natural Gas Co.	3,309	146
NorthWestern Corp.	4,734	225
Piedmont Natural Gas Co., Inc.	9,517	337
South Jersey Industries, Inc.	3,998	224
Southwest Gas Corp.	5,677	303
UIL Holdings Corp.	6,895	254
UNS Energy Corp.	5,084	305

Total		3,023

Total Common Stocks
(Cost: $63,923)		84,255

Investment Companies (1.6%)

Domestic Equity (1.6%)
iShares S&P SmallCap 600 Index Fund	13,566	1,494

Total		1,494

Total Investment Companies
(Cost: $1,507)		1,494

Short-Term Investments (9.6%)

Commercial Paper (9.6%)
Cox Enterprises, Inc., 0.22%, 4/2/14 144A	800,000	800
Duke Energy Corp., 0.18%, 4/3/14 144A	800,000	800
Federal Home Loan Bank Disc Corp., 0.04%, 5/16/14	1,000,000	1,000
Federal Home Loan Bank Disc Corp., 0.05%, 4/2/14	1,500,000	1,500
Federal Home Loan Bank Disc Corp., 0.05%, 5/21/14	3,400,000	3,400
Kellogg Co., 0.14%, 4/8/14 144A	800,000	800

Index 600 Stock Portfolio

Short-Term Investments (9.6%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continued
Xcel Energy, Inc., 0.17%, 4/1/14 144A	800,000	800

Total Short-Term Investments
(Cost: $9,100)		9,100

Total Investments (99.9%)
(Cost: $74,530)(a)		94,849

Other Assets, Less
Liabilities (0.1%)		63

Net Assets (100.0%)		94,912

Index 600 Stock Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $3,200 representing 3.4% of the net assets.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $74,530 and the net unrealized appreciation of investments based on that cost was $20,319 which is comprised of $21,622 aggregate gross unrealized appreciation and $1,303 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on March 31, 2014.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JPMorgan Chase Bank, N.A.	1-Month USD Libor - 6 Bps	S&P SmallCap 600 Index	5/14	9,155	$-

						$-

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$84,255	$-	$-
Investment Companies	1,494	-	-
Short-Term Investments	-	9,100	-
Other Financial Instruments^
Total Return Swaps	-	-	-
Total	$85,749	$9,100	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.5%)
	Aaron’s, Inc.	331,000	10,009
*	American Public Education, Inc.	57,000	2,000
*	Ascent Capital Group LLC - Class A	47,100	3,558
	Brunswick Corp.	59,900	2,713
	CSS Industries, Inc.	89,000	2,403
	Culp, Inc.	103,400	2,041
	Drew Industries, Inc.	134,400	7,284
	Ethan Allen Interiors, Inc.	90,300	2,298
	Fred’s, Inc. - Class A	103,359	1,862
	Haverty Furniture Cos., Inc.	152,700	4,535
*	Kate Spade & Co.	87,300	3,238
*	M/I Homes, Inc.	79,200	1,776
*	MarineMax, Inc.	143,300	2,177
	Matthews International Corp. - Class A	110,800	4,522
*	Meritage Homes Corp.	122,000	5,109
*	Modine Manufacturing Co.	210,000	3,077
*	Orient-Express Hotels, Ltd. - Class A	234,600	3,381
	Pier 1 Imports, Inc.	126,600	2,390
	Pool Corp.	110,300	6,764
*	Red Robin Gourmet Burgers, Inc.	26,190	1,877
	Saga Communications, Inc. - Class A	68,933	3,425
	Stein Mart, Inc.	250,000	3,503
*	Winnebago Industries, Inc.	169,200	4,634

	Total		84,576

	Consumer Staples (0.7%)
*	Alliance One International, Inc.	302,000	882
	Spartan Stores, Inc.	140,500	3,261

	Total		4,143

	Energy (6.1%)
*	Atwood Oceanics, Inc.	48,300	2,434
*	C&J Energy Services, Inc.	71,000	2,070
	CARBO Ceramics, Inc.	30,500	4,209
*	Cloud Peak Energy, Inc.	109,300	2,311
*	EPL Oil & Gas, Inc.	73,000	2,818
	GasLog, Ltd.	212,000	4,937
*	Hercules Offshore, Inc.	160,700	738
*	Northern Oil and Gas, Inc.	200,000	2,924
*	Oasis Petroleum, Inc.	126,900	5,295
*	PDC Energy, Inc.	59,900	3,729
	Teekay Tankers, Ltd. - Class A	358,500	1,269
*	TETRA Technologies, Inc.	214,200	2,742

	Total		35,476

	Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

	Financials (21.8%)
	Acadia Realty Trust	119,700	3,158
	Ares Capital Corp.	251,800	4,437
	Assured Guaranty, Ltd.	94,300	2,388
	CBL & Associates Properties, Inc.	206,800	3,671
	Cedar Realty Trust, Inc.	230,300	1,407
	Columbia Banking System, Inc.	110,333	3,147
	Compass Diversified Holdings	151,000	2,855
	East West Bancorp, Inc.	286,498	10,457
	Employers Holdings, Inc.	115,590	2,338
	First Potomac Realty Trust	230,400	2,977
	Glacier Bancorp, Inc.	198,200	5,762
	Hatteras Financial Corp.	64,100	1,208
	Hercules Technology Growth Capital, Inc.	265,000	3,729
	Home BancShares, Inc.	256,000	8,812
	JMP Group, Inc.	104,000	739
	KCAP Financial, Inc.	180,500	1,563
	Kilroy Realty Corp.	81,800	4,792
	Kite Realty Group Trust	303,000	1,818
	LaSalle Hotel Properties	140,300	4,393
*	Markel Corp.	920	548
	Meadowbrook Insurance Group, Inc.	318,000	1,854
	National Interstate Corp.	110,400	2,960
*	Piper Jaffray Cos., Inc.	38,600	1,768
	Potlatch Corp.	87,000	3,366
	ProAssurance Corp.	219,000	9,752
	PS Business Parks, Inc.	18,000	1,505
	Radian Group, Inc.	160,100	2,406
	Redwood Trust, Inc.	200,000	4,056
*	Safeguard Scientifics, Inc.	90,000	1,996
	Saul Centers, Inc.	50,700	2,401
*	Signature Bank	40,800	5,124
*	SVB Financial Group	92,300	11,886
	Washington Real Estate Investment Trust	88,900	2,123
	Wintrust Financial Corp.	120,000	5,839

	Total		127,235

	Health Care (3.6%)
	Analogic Corp.	35,500	2,915
	Landauer, Inc.	34,100	1,546
*	Momenta Pharmaceuticals, Inc.	126,000	1,468
	National Healthcare Corp.	66,000	3,681
*	Quidel Corp.	106,000	2,894
*	Triple-S Management Corp. - Class B	92,200	1,488
	West Pharmaceutical Services, Inc.	161,000	7,092

	Total		21,084

	Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

	Industrials (24.7%)
*	Aegion Corp.	152,100	3,850
	Alaska Air Group, Inc.	105,600	9,854
	Astec Industries, Inc.	55,700	2,446
*	Beacon Roofing Supply, Inc.	241,100	9,321
	CIRCOR International, Inc.	64,400	4,722
	Comfort Systems USA, Inc.	135,000	2,057
	ESCO Technologies, Inc.	76,273	2,684
	Franklin Electric Co., Inc.	87,097	3,703
*	FTI Consulting, Inc.	49,300	1,644
	G & K Services, Inc. - Class A	90,300	5,524
*	Genesee & Wyoming, Inc. - Class A	105,700	10,287
*	Gibraltar Industries, Inc.	180,000	3,397
*	Hub Group, Inc. - Class A	83,900	3,355
	IDEX Corp.	57,777	4,211
	Kaman Corp.	92,600	3,767
*	Kirby Corp.	90,400	9,153
*	Kratos Defense & Security Solutions, Inc.	230,300	1,736
	Landstar System, Inc.	177,500	10,512
	Luxfer Holdings PLC, ADR	10,239	200
	McGrath RentCorp	186,500	6,520
	MSA Safety, Inc.	89,800	5,119
*	Navigant Consulting, Inc.	192,068	3,584
	Nordson Corp.	90,000	6,344
*	On Assignment, Inc.	149,000	5,750
*	Pike Corp.	134,500	1,447
*	Proto Labs, Inc.	14,100	954
	Quanex Building Products Corp.	102,000	2,109
*	RBC Bearings, Inc.	26,500	1,688
	Sun Hydraulics Corp.	58,900	2,551
	Universal Forest Products, Inc.	75,300	4,167
	Universal Truckload Services, Inc.	70,904	2,049
	US Ecology, Inc.	83,900	3,114
	Waste Connections, Inc.	38,868	1,705
	Woodward, Inc.	101,029	4,196

	Total		143,720

	Information Technology (10.8%)
*	Accelrys, Inc.	41,260	514
*	Advanced Energy Industries, Inc.	165,000	4,043
*	ATMI, Inc.	77,100	2,622
	Belden, Inc.	99,900	6,953
	Brooks Automation, Inc.	151,000	1,650
*	Cabot Microelectronics Corp.	102,500	4,510
*	Cognex Corp.	75,600	2,560
	Electro Rent Corp.	213,100	3,748

Small Cap Value Portfolio

	Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Electro Scientific Industries, Inc.	198,000	1,950
*	Entegris, Inc.	214,000	2,592
*	Fabrinet	151,400	3,145
*	Ixia	215,000	2,687
	Littelfuse, Inc.	70,600	6,611
	Methode Electronics, Inc.	80,300	2,462
*	Newport Corp.	97,000	2,006
*	Progress Software Corp.	169,200	3,689
*	Sonus Networks, Inc.	508,300	1,713
*	SYNNEX Corp.	94,800	5,746
*	Teradyne, Inc.	188,500	3,749

	Total		62,950

	Materials (9.6%)
	AMCOL International Corp.	45,440	2,080
	American Vanguard Corp.	127,000	2,750
	AptarGroup, Inc.	116,500	7,701
	Carpenter Technology Corp.	83,900	5,541
*	Clearwater Paper Corp.	88,300	5,534
	Deltic Timber Corp.	61,600	4,018
	Innospec, Inc.	170,000	7,689
	Minerals Technologies, Inc.	75,000	4,842
	Myers Industries, Inc.	193,700	3,858
	Royal Gold, Inc.	50,300	3,150
*	Sandstorm Gold, Ltd.	131,600	733
	Schnitzer Steel Industries, Inc.	60,000	1,731
*	Stillwater Mining Co.	148,700	2,202
*	Texas Industries, Inc.	21,470	1,924
	Wausau Paper Corp.	192,000	2,444

	Total		56,197

	Telecommunication Services (0.5%)
*	Premiere Global Services, Inc.	222,000	2,677

	Total		2,677

	Utilities (3.9%)
	Black Hills Corp.	54,600	3,148
	Cleco Corp.	115,100	5,822
	El Paso Electric Co.	106,000	3,787
	NorthWestern Corp.	70,200	3,329
	PNM Resources, Inc.	96,400	2,606
	Southwest Gas Corp.	80,300	4,292

	Total		22,984

	Total Common Stocks
	(Cost: $335,654)		561,042

Investment Companies (0.7%)	Shares/ $ Par	Value $ (000’s)

Domestic Equity (0.7%)
iShares Russell 2000 Value Index Fund	38,000	3,832

Total Investment Companies
(Cost: $2,237)		3,832

Short-Term Investments (3.0%)

Money Market Funds (3.0%)
T. Rowe Price Reserve Investment Fund	17,670,102	17,670

Total Short-Term Investments
(Cost: $17,670)		17,670

Total Investments (99.9%)
(Cost: $355,561)(a)		582,544

Other Assets, Less
Liabilities (0.1%)		509

Net Assets (100.0%)		583,053

Small Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $355,561 and the net unrealized appreciation of investments based on that cost was $226,983 which is comprised of $236,678 aggregate gross unrealized appreciation and $9,695 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$561,042	$-	$-
Investment Companies	3,832	-	-
Short-Term Investments	17,670	-	-
Total	$582,544	$-	$-

International Growth Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (20.1%)
	Cie Financiere Richemont SA	Switzerland	73,496	7,017
	Ctrip.com International, Ltd., ADR	China	74,774	3,770
	Fuji Media Holdings, Inc.	Japan	394,400	7,241
	Iida Group Holdings Co., Ltd.	Japan	224,400	3,107
	Isuzu Motors, Ltd.	Japan	907,000	5,211
	L’Occitane International SA	Luxembourg	1,661,000	4,094
	NGK Spark Plug Co., Ltd.	Japan	363,000	8,159
	PC Jeweller, Ltd.	India	972,024	1,575
	Prada S.p.A	Italy	567,000	4,390
	Rakuten, Inc.	Japan	553,400	7,383
	Samsonite International SA	Luxembourg	3,023,300	9,355
	Sega Sammy Holdings, Inc.	Japan	342,500	7,672
	Volkswagen AG	Germany	32,578	8,442
	WPP PLC	United Kingdom	415,345	8,566

	Total			85,982

	Consumer Staples (9.3%)
	ITC, Ltd.	India	1,046,371	6,184
	Japan Tobacco, Inc.	Japan	325,200	10,208
	LT Group, Inc.	Philippines	12,070,900	4,694
	Reckitt Benckiser Group PLC	United Kingdom	91,119	7,424
	SABMiller PLC	United Kingdom	139,128	6,947
	Unilever NV	Netherlands	109,507	4,501

	Total			39,958

	Energy (7.2%)
*	Athabasca Oil Corp.	Canada	328,659	2,366
	Glencore Xstrata PLC	United Kingdom	1,597,973	8,227
	Inpex Corp.	Japan	500,400	6,492
	Koninklijke Vopak NV	Netherlands	99,113	5,534
	Petrofac, Ltd.	United Kingdom	235,613	5,648
	Tullow Oil PLC	United Kingdom	191,616	2,391

	Total			30,658

	Financials (24.3%)
	AIA Group, Ltd.	Hong Kong	2,151,000	10,205
*	Banco Bilbao Vizcaya Argentaria SA - Rights	Spain	573,782	134
	Banco Bilbao Vizcaya Argentaria SA	Spain	573,782	6,891
	Bangkok Bank PCL	Thailand	802,100	4,414
	BB Seguridade Participacoes SA	Brazil	234,800	2,599
	BNP Paribas SA	France	107,735	8,310
	Countrywide PLC	United Kingdom	435,748	4,755
	Deutsche Bank AG	Germany	135,699	6,071
	Housing Development Finance Corp., Ltd.	India	178,356	2,628
	HSBC Holdings PLC	United Kingdom	299,209	3,030
	ICICI Bank, Ltd.	India	254,225	5,288
*	ING Groep NV	Netherlands	289,373	4,096
*	Kennedy Wilson Europe Real Estate PLC	Jersey Channel Islands	495,000	8,583

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Mitsubishi Estate Co., Ltd.	Japan	269,000	6,375
	Prudential PLC	United Kingdom	236,781	5,007
	Seven Bank, Ltd.	Japan	2,284,997	8,966
	Societe Generale SA	France	89,482	5,511
	Turkiye Halk Bankasi A.S.	Turkey	336,431	2,083
	UniCredit SpA	Italy	962,424	8,791

	Total			103,737

	Health Care (9.1%)
	AstraZeneca PLC	United Kingdom	79,669	5,149
	Essilor International SA	France	68,917	6,950
	Novo Nordisk A/S	Denmark	132,980	6,056
	Roche Holding AG	Switzerland	27,728	8,312
	Shire PLC	Ireland	189,285	9,293
*	Swedish Orphan Biovitrum AB	Sweden	305,009	3,341

	Total			39,101

	Industrials (9.5%)
	A.P. Moller - Maersk A/S	Denmark	1,016	12,186
	Edenred	France	98,560	3,093
	Havells India, Ltd.	India	141,683	2,219
	Kuehne + Nagel International AG	Switzerland	30,468	4,263
	Panalpina Welttransport Holding AG	Switzerland	52,459	8,058
	TNT Express NV	Netherlands	863,549	8,481
	Vallourec SA	France	41,564	2,256

	Total			40,556

	Information Technology (10.4%)
	ARM Holdings PLC	United Kingdom	382,551	6,365
	Hexagon AB - Class B	Sweden	135,125	4,591
	Keyence Corp.	Japan	20,800	8,579
	Sumco Corp.	Japan	193,800	1,496
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,301,000	8,954
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	740,260	9,859
	Travelsky Technology, Ltd.	China	2,967,000	2,635
*	Youku Tudou, Inc., ADR	China	73,139	2,051

	Total			44,530

	Materials (7.0%)
	Alent PLC	United Kingdom	1,082,384	5,720
	Kansai Paint Co., Ltd.	Japan	246,000	3,516
	LyondellBasell Industries NV	Netherlands	101,253	9,005
	Rio Tinto PLC	United Kingdom	70,312	3,912
	Shin-Etsu Chemical Co., Ltd.	Japan	59,600	3,406
	ThyssenKrupp AG	Germany	156,811	4,205

	Total			29,764

International Growth Portfolio

Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (1.0%)
Vodafone Group PLC	United Kingdom	1,149,827	4,223

Total			4,223

Total Foreign Common Stocks
(Cost: $370,346)			418,509

Short-Term Investments (1.7%)

Commercial Paper (1.7%)
BNP Paribas Finance, Inc., 0.02%, 4/1/14 144A	United States	7,100,000	7,100

Total			7,100

Total Short-Term Investments
(Cost: $7,100)			7,100

Total Investments (99.6%)
(Cost: $377,446)(a)			425,609

Other Assets, Less
Liabilities (0.4%)			1,506

Net Assets (100.0%)			427,115

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $7,100 representing 1.7% of the net assets.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $377,446 and the net unrealized appreciation of investments based on that cost was $48,163 which is comprised of $61,666 aggregate gross unrealized appreciation and $13,503 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	20.6%
United Kingdom	18.1%
Netherlands	7.4%
Switzerland	6.5%
France	6.1%
Other	40.9%
Total	99.6%

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$418,509	$-	$-
Short-Term Investments	-	7,100	-
Total	$418,509	$7,100	$-

Research International Core Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.0%)
	Autoliv, Inc.	United States	40,730	4,087
	Compass Group PLC	United Kingdom	177,800	2,712
	Denso Corp.	Japan	140,700	6,745
	Dollarama, Inc.	Canada	16,960	1,292
	Honda Motor Co., Ltd.	Japan	192,700	6,785
	Inditex SA	Spain	20,273	3,041
	Kia Motors Corp.	South Korea	53,680	2,990
	Li & Fung, Ltd.	Hong Kong	3,436,000	5,077
	LVMH Moet Hennessy Louis Vuitton SA	France	26,769	4,866
	Nippon Television Holdings	Japan	139,800	2,284
	Paddy Power PLC	Ireland	10,833	863
	Publicis Groupe SA	France	39,846	3,600
	Reed Elsevier NV	Netherlands	92,487	1,998
	Sands China, Ltd.	Macau	485,600	3,622
	Whitbread PLC	United Kingdom	70,573	4,897
	WPP PLC	Jersey Channel Islands	33,634	694

	Total			55,553

	Consumer Staples (9.6%)
	Danone SA	France	94,596	6,689
	Heineken NV	Netherlands	34,904	2,429
	Japan Tobacco, Inc.	Japan	149,000	4,677
	Kobayashi Pharmaceutical Co., Ltd.	Japan	18,000	1,038
	M Dias Branco SA	Brazil	51,700	2,083
	Nestle SA	Switzerland	159,188	11,983
	Pernod Ricard SA	France	47,566	5,537
	Reckitt Benckiser Group PLC	United Kingdom	51,460	4,193
	Sundrug Co., Ltd.	Japan	50,800	2,321

	Total			40,950

	Energy (6.9%)
	BG Group PLC	United Kingdom	220,666	4,111
*	Cairn Energy PLC	United Kingdom	198,156	551
	Cenovus Energy, Inc.	Canada	46,730	1,351
	Galp Energia SGPS SA	Portugal	59,078	1,020
	Inpex Corp.	Japan	152,800	1,982
	Oil Search, Ltd.	Australia	167,840	1,317
	Petroleo Brasileiro SA, ADR	Brazil	175,260	2,305
	Reliance Industries, Ltd.	India	95,467	1,499
	Royal Dutch Shell PLC - Class A	Netherlands	366,126	13,374
	Technip SA	France	20,830	2,150

	Total			29,660

	Financials (24.6%)
	AEON Financial Service Co., Ltd.	Japan	84,800	1,912
	AIA Group, Ltd.	Hong Kong	1,227,600	5,824
	BNP Paribas SA	France	78,564	6,060
	DBS Group Holdings, Ltd.	Singapore	331,000	4,255
	Delta Lloyd NV	Netherlands	74,850	2,075

	Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Deutsche Wohnen AG	Germany	81,615	1,705
	Erste Group Bank AG	Austria	139,770	4,775
	HDFC Bank, Ltd., ADR	India	57,870	2,374
	Hiscox, Ltd.	Bermuda	164,000	1,865
	HSBC Holdings PLC	United Kingdom	1,123,020	11,374
*	ING Groep NV	Netherlands	341,333	4,832
	Itau Unibanco Holding SA, ADR	Brazil	75,038	1,115
*	Julius Baer Group, Ltd.	Switzerland	69,645	3,090
	Kasikornbank PCL	Thailand	341,700	1,875
	KBC Groep NV	Belgium	86,556	5,324
	Mitsubishi Estate Co., Ltd.	Japan	178,000	4,218
	Mitsubishi UFJ Financial Group, Inc.	Japan	753,500	4,139
*	Royal Bank of Scotland Group PLC	United Kingdom	904,529	4,690
	Sberbank of Russia, ADR	Russia	97,552	948
	Sony Financial Holdings, Inc.	Japan	93,600	1,533
	Standard Chartered PLC	United Kingdom	140,692	2,940
	Sumitomo Mitsui Financial Group, Inc.	Japan	142,500	6,087
*	UBS AG	Switzerland	359,432	7,424
	UniCredit SpA	Italy	326,910	2,986
	Westpac Banking Corp.	Australia	260,950	8,364
*	Zurich Insurance Group AG	Switzerland	12,067	3,705

	Total			105,489

	Health Care (10.0%)
	Bayer AG	Germany	58,187	7,870
	GlaxoSmithKline PLC	United Kingdom	309,498	8,212
	Novartis AG	Switzerland	169,700	14,397
	Odontoprev SA	Brazil	249,800	993
	Roche Holding AG	Switzerland	13,536	4,057
	Santen Pharmaceutical Co., Ltd.	Japan	109,300	4,850
*	Sonova Holding AG	Switzerland	17,918	2,619

	Total			42,998

	Industrials (11.5%)
	Atlas Copco AB	Sweden	214,503	6,187
	Experian PLC	Ireland	141,249	2,546
	Hutchison Whampoa, Ltd.	Hong Kong	293,000	3,883
	JGC Corp.	Japan	116,000	4,035
	Joy Global, Inc.	United States	57,170	3,316
	Legrand SA	France	25,076	1,558
	Mitsubishi Corp.	Japan	121,400	2,254
	Schindler Holding AG	Switzerland	30,701	4,525
	Schneider Electric SA	France	89,704	7,952
	Siemens AG	Germany	57,580	7,750
	Yamato Holdings Co., Ltd.	Japan	249,700	5,380

	Total			49,386

	Information Technology (5.6%)
*	Cognizant Technology Solutions Corp. - Class A	United States	63,070	3,192

Research International Core Portfolio

	Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Computershare, Ltd.	Australia	158,020	1,773
	Dassault Systemes SA	France	19,895	2,331
	Infineon Technologies AG	Germany	199,526	2,381
	MediaTek, Inc.	Taiwan	301,000	4,443
	Nomura Research Institute, Ltd.	Japan	64,200	2,028
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	718,189	2,795
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	314,164	4,184
	Yahoo Japan Corp.	Japan	180,400	884

	Total			24,011

	Materials (8.1%)
	Akzo Nobel NV	Netherlands	88,670	7,235
	Gerdau SA, ADR	Brazil	273,660	1,754
	Iluka Resources, Ltd.	Australia	377,202	3,467
	JSR Corp.	Japan	199,600	3,699
	Linde AG	Germany	34,367	6,875
	Rio Tinto PLC	United Kingdom	172,040	9,572
	Symrise AG	Germany	42,213	2,109

	Total			34,711

	Telecommunication Services (5.2%)
	Bezeq Israeli Telecommunication Corp., Ltd.	Israel	420,150	748
	BT Group PLC	United Kingdom	296,300	1,875
	China Unicom Hong Kong, Ltd.	Hong Kong	482,000	633
	KDDI Corp.	Japan	134,800	7,805
	TDC A/S	Denmark	196,637	1,818
	Telecom Italia S.p.A. - Rights	Italy	1,769,774	1,655
	Telefonica Brasil SA, ADR	Brazil	68,800	1,461
*	Turkcell Iletisim Hizmet AS	Turkey	302,250	1,688
	Vodafone Group PLC	United Kingdom	1,232,092	4,525

	Total			22,208

	Utilities (3.8%)
	APA Group	Australia	262,495	1,565
	Canadian Utilities, Ltd.	Canada	48,190	1,793
	China Resources Gas Group, Ltd.	Hong Kong	532,000	1,691
	EDP - Energias do Brasil SA	Brazil	329,700	1,497
	GDF Suez	France	151,872	4,155
	Snam SpA	Italy	429,570	2,515
	Tokyo Gas Co., Ltd.	Japan	594,000	3,016

	Total			16,232

	Total Foreign Common Stocks
	(Cost: $365,074)			421,198

	Total Investments (98.3%)
	(Cost: $365,074)(a)			421,198

	Other Assets, Less
	Liabilities (1.7%)			7,498

	Net Assets (100.0%)			428,696

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $365,074 and the net unrealized appreciation of investments based on that cost was $56,124 which is comprised of $64,643 aggregate gross unrealized appreciation and $8,519 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	18.1%
United Kingdom	13.9%
Switzerland	12.1%
France	10.5%
Netherlands	7.5%
Germany	6.7%
Other	29.5%
Total	98.3%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$421,198	$-	$-
Total	$421,198	$-	$-

International Equity Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Foreign Common Stocks (97.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.8%)
	Cie Generale des Etablissements Michelin	France	157,858	19,742
	Haier Electronics Group Co., Ltd.	Hong Kong	13,909,000	37,657
	Hyundai Mobis	South Korea	66,060	19,549
	Kingfisher PLC	United Kingdom	5,006,660	35,174
	Marks & Spencer Group PLC	United Kingdom	577,570	4,348
	Nikon Corp.	Japan	311,500	5,016
	Nissan Motor Co., Ltd.	Japan	2,114,490	18,847
	SEB SA	France	195,270	16,851
	Toyota Motor Corp.	Japan	317,280	17,909

	Total			175,093

	Consumer Staples (2.1%)
	Metro AG	Germany	302,910	12,363
	Tesco PLC	United Kingdom	4,916,610	24,213

	Total			36,576

	Energy (11.4%)
	China Shenhua Energy Co., Ltd.	China	4,099,940	11,840
	Eni SpA	Italy	1,116,505	28,010
	Fugro NV	Netherlands	199,600	12,274
	Galp Energia SGPS SA	Portugal	1,849,900	31,946
	Kunlun Energy Co., Ltd.	Bermuda	9,386,989	15,757
	Petroleo Brasileiro SA, ADR	Brazil	654,340	8,604
	Repsol SA	Spain	693,953	17,710
	Royal Dutch Shell PLC - Class B	United Kingdom	849,205	33,136
	Statoil ASA	Norway	491,680	13,877
	Talisman Energy, Inc.	Canada	1,011,970	10,088
	Technip SA	France	94,720	9,775
	Trican Well Service, Ltd.	Canada	862,290	10,912

	Total			203,929

	Financials (22.6%)
	Aegon NV	Netherlands	931,090	8,547
	AIA Group, Ltd.	Hong Kong	5,984,820	28,394
	Aviva PLC	United Kingdom	2,395,180	19,047
	AXA SA	France	554,855	14,420
	BNP Paribas SA	France	446,500	34,441
	Cheung Kong Holdings, Ltd.	Hong Kong	741,850	12,290
	China Life Insurance Co., Ltd.	China	6,621,000	18,779
*	Credit Agricole SA	France	2,092,100	32,987
*	Credit Suisse Group AG	Switzerland	974,615	31,519
	DBS Group Holdings, Ltd.	Singapore	2,175,000	27,959
	Deutsche Boerse AG	Germany	324,180	25,800
	Housing Development Finance Corp., Ltd.	India	47,610	701
	HSBC Holdings PLC	United Kingdom	2,956,937	29,945
*	ING Groep NV	Netherlands	1,845,152	26,119
	Intesa Sanpaolo SpA	Italy	2,364,860	8,015
	Standard Chartered PLC	United Kingdom	1,335,740	27,914

	Foreign Common Stocks (97.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Swiss Re AG	Switzerland	302,612	28,052
	UniCredit SpA	Italy	3,147,550	28,749
	UNIQA Insurance Group AG	Austria	4,531	60

	Total			403,738

	Health Care (15.2%)
*	Basilea Pharmaceutica AG	Switzerland	87,430	9,979
	Bayer AG	Germany	242,800	32,840
	Draegerwerk AG & Co. KGaA	Germany	92,710	11,388
	Gerresheimer AG	Germany	134,790	8,723
	Getinge AB - Class B	Sweden	591,650	16,573
	H Lundbeck A/S	Denmark	398,070	12,267
	Ipsen SA	France	282,440	11,564
	Merck KGaA	Germany	176,850	29,785
*	MorphoSys AG	Germany	168,120	15,587
*	Nobel Biocare Holding AG	Switzerland	873,930	12,555
	Roche Holding AG	Switzerland	114,640	34,364
	Sanofi	France	99,135	10,336
	Shanghai Pharmaceuticals Holding Co., Ltd.	China	7,792,400	17,621
*	Sorin SpA	Italy	1,547,340	4,621
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	570,080	30,123
	UCB SA	Belgium	177,210	14,189

	Total			272,515

	Industrials (12.9%)
*	ABB, Ltd.	Switzerland	643,060	16,585
	Alstom SA	France	109,430	2,988
	Bilfinger SE	Germany	196,850	24,974
	Cie de St-Gobain	France	341,910	20,655
	CSR Corp., Ltd.	China	9,108,600	7,656
*	Deutsche Lufthansa AG	Germany	907,390	23,770
	FLSmidth & Co. A/S	Denmark	68,780	3,470
	Hutchison Whampoa, Ltd.	Hong Kong	1,897,983	25,155
*	International Consolidated Airlines Group SA	United Kingdom	3,873,850	26,944
	Serco Group PLC	United Kingdom	1,605,540	11,269
	Shanghai Electric Group Co., Ltd.	China	31,604,000	11,205
	Siemens AG, ADR	Germany	132,090	17,852
	TNT Express NV	Netherlands	3,846,610	37,778

	Total			230,301

	Information Technology (5.8%)
	Capcom Co., Ltd.	Japan	468,400	8,885
	Infineon Technologies AG	Germany	1,580,200	18,857
	Samsung Electronics Co., Ltd.	South Korea	8,570	10,813
	Software AG	Germany	519,740	18,824
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	8,880,235	34,556
	Trend Micro, Inc.	Japan	375,180	11,614

	Total			103,549

International Equity Portfolio

Foreign Common Stocks (97.0%)	Country	Shares/ $ Par	Value $ (000’s)

Materials (8.0%)
Akzo Nobel NV	Netherlands	336,140	27,429
CRH PLC	Ireland	558,050	15,583
HeidelbergCement AG	Germany	303,280	25,992
LyondellBasell Industries NV - Class A	United States	116,730	10,382
MMC Norilsk Nickel OJSC, ADR	Russia	1,671,710	27,801
POSCO	South Korea	37,010	10,292
POSCO, ADR	South Korea	92,600	6,427
Rexam PLC	United Kingdom	2,445,435	19,846

Total			143,752

Telecommunication Services (8.4%)
China Mobile, Ltd.	China	2,046,500	18,733
China Telecom Corp., Ltd. - Class H	China	54,694,000	25,314
Singapore Telecommunications, Ltd.	Singapore	10,531,850	30,560
Telefonica SA	Spain	1,692,450	26,779
Telenor ASA	Norway	1,699,790	37,670
Vivendi	France	201,800	5,621
Vodafone Group PLC	United Kingdom	1,697,694	6,235

Total			150,912

Utilities (0.8%)
Power Grid Corp. of India, Ltd.	India	8,352,110	14,740

Total			14,740

Total Foreign Common Stocks
(Cost: $1,383,318)			1,735,105

Short-Term Investments (2.2%)

Commercial Paper (2.2%)
Federal Farm Credit Bank, 0.00%, 4/1/14	United States	40,000,000	40,000

Total			40,000

Total Short-Term Investments
(Cost: $40,000)			40,000

Total Investments (99.2%)
(Cost: $1,423,318)(a)			1,775,105

Other Assets, Less
Liabilities (0.8%)			13,889

Net Assets (100.0%)			1,788,994

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $1,423,318 and the net unrealized appreciation of investments based on that cost was $351,787 which is comprised of $407,567 aggregate gross unrealized appreciation and $55,780 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Germany	14.9%
United Kingdom	13.3%
France	10.0%
Switzerland	7.4%
Netherlands	6.3%
China	6.2%
Hong Kong	5.8%
Other	35.3%
Total	99.2%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,735,105	$-	$-
Short-Term Investments	-	40,000	-
Total	$1,735,105	$40,000	$-

Emerging Markets Equity Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (20.4%)
*	Abril Educacao SA	Brazil	90,910	1,114
	Ajisen China Holdings, Ltd.	Hong Kong	2,203,000	2,005
	Anhanguera Educacional Participacoes SA	Brazil	289,700	1,788
	Astro Malaysia Holdings Bhd	Malaysia	4,418,800	4,330
	Belle International Holdings, Ltd.	Hong Kong	2,894,000	2,869
	Cia Hering	Brazil	132,200	1,595
	E-Mart Co., Ltd.	South Korea	17,658	4,048
	Estacio Participacoes SA	Brazil	309,510	3,118
	Exide Industries, Ltd.	India	1,459,349	2,969
	Guangzhou Automobile Group Co., Ltd.	China	6,274,000	6,592
	Kia Motors Corp.	South Korea	194,010	10,808
	Kroton Educacional SA	Brazil	123,756	2,722
	Li & Fung, Ltd.	Hong Kong	4,966,000	7,337
	Minor International PCL	Thailand	1,962,210	1,500
	Mitra Adiperkasa Tbk PT	Indonesia	1,483,000	816
	Naspers, Ltd. - Class N	South Africa	99,149	10,937
	Shangri-La Asia, Ltd.	Hong Kong	1,602,000	2,623
	Stella International Holdings, Ltd.	Hong Kong	1,884,000	4,508
	Woolworths Holdings, Ltd.	South Africa	625,302	4,359

	Total			76,038

	Consumer Staples (7.4%)
	AMBEV SA, ADR	Brazil	485,960	3,601
	Arca Continental SAB de CV	Mexico	184,643	1,101
	Dabur India, Ltd.	India	1,637,006	4,931
	Dairy Farm International Holdings, Ltd.	Hong Kong	216,000	2,104
	First Pacific Co., Ltd.	Hong Kong	2,570,750	2,552
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	407,684	1,088
	M Dias Branco SA	Brazil	55,800	2,248
	Magnit OJSC	Russia	12,217	2,822
	SABMiller PLC	United Kingdom	120,690	6,026
	Wumart Stores, Inc.	China	1,365,000	1,322

	Total			27,795

	Energy (7.6%)
	China Shenhua Energy Co., Ltd. - Class H	China	1,868,000	5,395
	Gazprom OAO, ADR	Russia	518,984	3,996
	INPEX Corp.	Japan	123,300	1,600
*	Lamprell PLC	United Arab Emirates	877,130	2,033
	NovaTek OAO GDR	Russia	17,600	1,936
	Petroleo Brasileiro SA, ADR	Brazil	429,364	5,646
	Reliance Industries, Ltd.	India	386,891	6,075
	TMK-GDR REG S	Russia	196,830	1,722

	Total			28,403

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials (23.2%)
	Banco do Brasil SA	Brazil	189,330	1,902
	BDO Unibank, Inc.	Philippines	2,004,110	3,799
	BM&FBOVESPA SA	Brazil	880,500	4,366
	Bolsa Mexicana de Valores SAB de CV	Mexico	761,800	1,504
	Brasil Brokers Participacoes SA	Brazil	541,300	1,217
	Brasil Insurance Participacoes e Administracao SA	Brazil	383,800	1,930
	Cathay Financial Holding Co., Ltd.	Taiwan	2,581,000	3,763
	China Construction Bank Corp. - Class H	China	8,781,020	6,147
	China Pacific Insurance Group Co., Ltd. - Class H	China	1,351,400	4,843
	Compartamos SAB de CV	Mexico	592,530	1,084
	Concentradora Fibra Danhos SA de CV	Mexico	946,300	1,928
	Concentradora Fibra Hotelera Mexicana SA de CV	Mexico	808,100	1,364
	Credicorp, Ltd.	Bermuda	25,592	3,530
	E.Sun Financial Holding Co., Ltd.	Taiwan	4,491,000	2,706
	Grupo Financiero Banorte SAB de CV	Mexico	282,100	1,908
	Hang Lung Properties, Ltd.	Hong Kong	1,173,000	3,365
	Housing Development Finance Corp., Ltd.	India	687,922	10,136
	Itau Unibanco Holding SA, ADR	Brazil	121,917	1,812
	Kasikornbank PCL	Thailand	1,597,600	8,829
	Komercni Banka AS	Czech Republic	16,714	3,993
	LPS Brasil - Consultoria de Imoveis SA	Brazil	247,400	1,406
*	Macquarie Mexico Real Estate Management SA de CV	Mexico	1,016,500	1,917
	Sberbank of Russia	Russia	2,074,330	4,957
	Standard Chartered PLC	United Kingdom	246,075	5,152
	Turkiye Garanti Bankasi AS	Turkey	858,226	2,936

	Total			86,494

	Health Care (2.0%)
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	558,500	1,437
	OdontoPrev SA	Brazil	617,900	2,456
*	Qualicorp SA	Brazil	167,500	1,694
	Top Glove Corp. Bhd	Malaysia	1,246,000	1,889

	Total			7,476

	Industrials (4.9%)
*	51job, Inc., ADR	China	28,250	2,013
	CCR SA	Brazil	154,270	1,184
	Copa Holdings SA	Panama	9,562	1,388
*	Diana Shipping, Inc.	Marshall Islands	258,210	3,096
	Glory, Ltd.	Japan	117,100	3,210
	Mills Estruturas e Servicos de Engenharia SA	Brazil	232,900	2,874

Emerging Markets Equity Portfolio

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Promotora y Operadora de Infraestructura SAB de CV	Mexico	105,700	1,420
	Thermax, Ltd.	India	91,196	1,142
*	TK Corp.	South Korea	106,898	1,983

	Total			18,310

	Information Technology (17.5%)
*	Cognizant Technology Solutions Corp.	United States	209,890	10,623
	Hon Hai Precision Industry Co., Ltd.	Taiwan	2,053,776	5,820
	MediaTek, Inc.	Taiwan	485,000	7,159
	NAVER Corp.	South Korea	6,453	4,692
	Samsung Electronics Co., Ltd.	South Korea	7,316	9,231
	Seoul Semiconductor Co., Ltd.	South Korea	60,498	2,575
	Siliconware Precision Industries Co.	Taiwan	4,132,000	5,495
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,443,290	17,290
	VTech Holdings, Ltd.	Bermuda	190,900	2,455

	Total			65,340

	Materials (7.2%)
	Anhui Conch Cement Co., Ltd. - Class H	China	1,248,500	5,360
*	Cemex SAB de CV, ADR	Mexico	161,860	2,044
*	Fibria Celulose SA	Brazil	176,200	1,959
	Gerdau SA, ADR	Brazil	275,350	1,765
	Grasim Industries, Ltd.	India	11,300	545
	Grupo Mexico SAB de CV - Series B	Mexico	741,001	2,338
	Iluka Resources, Ltd.	Australia	511,451	4,701
	Steel Authority of India, Ltd.	India	1,942,790	2,316
	Vale SA, ADR	Brazil	421,727	5,833

	Total			26,861

	Telecommunication Services (6.2%)
	America Movil SAB de CV - Series L, ADR	Mexico	139,290	2,769
	China Mobile, Ltd.	Hong Kong	331,000	3,030
	China Unicom Hong Kong, Ltd.	Hong Kong	1,270,000	1,667
	Mobile Telesystems OJSC, ADR	Russia	158,443	2,771
	MTN Group, Ltd.	South Africa	234,136	4,794
	Orange Polska SA	Poland	635,250	2,174
	PT XL Axiata Tbk	Indonesia	6,400,500	2,479
*	Turkcell Iletisim Hizmetleri AS	Turkey	647,930	3,619

	Total			23,303

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Utilities (1.8%)
	Aguas Andinas SA - Class A	Chile	1,354,718	849
*	Alupar Investimento SA	Brazil	179,400	1,418
	CESC, Ltd.	India	364,106	3,066
	EDP - Energias do Brasil SA	Brazil	333,300	1,513

	Total			6,846

	Total Foreign Common Stocks
	(Cost: $363,550)			366,866

	Total Investments (98.2%)
	(Cost: $363,550)(a)			366,866

	Other Assets, Less
	Liabilities (1.8%)			6,557

	Net Assets (100.0%)			373,423

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $363,550 and the net unrealized appreciation of investments based on that cost was $3,316 which is comprised of $36,944 aggregate gross unrealized appreciation and $33,628 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Brazil	14.8%
Taiwan	11.3%
South Korea	8.9%
Hong Kong	8.6%
China	8.5%
India	8.3%
Mexico	5.9%
South Africa	5.4%
Other	26.5%
Total	98.2%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$74,538	$1,500	$-
Consumer Staples	24,973	2,822	-
Financials	81,538	4,957	-
All Others	176,538	-	-
Total	$357,587	$9,279	$-

Money Market Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Autos (7.7%)
American Honda Finance Corp., 0.234%, 12/5/14	13,000,000	13,000
American Honda Finance Corp., 0.364%, 4/8/14 144A	5,000,000	5,000
Toyota Motor Credit Corp., 0.10%, 4/3/14	5,000,000	5,000
Toyota Motor Credit Corp., 0.242%, 7/14/14	13,000,000	13,000

Total		36,000

Commercial Banks Non-US (10.3%)
Rabobank Nederland of NY, 0.26%, 1/13/15	10,000,000	10,000
Rabobank Nederland of NY, 0.284%, 2/25/15	8,000,000	8,000
Royal Bank of Canada NY, 0.25%, 2/4/15	15,000,000	15,000
Toronto Dominion Holdings USA, 0.13%, 5/21/14 144A	15,000,000	14,998

Total		47,998

Commercial Banks US (9.3%)
Bank of America NA, 0.19%, 4/2/14	5,500,000	5,500
Bank Of America NA, 0.19%, 5/6/14	6,800,000	6,800
Bank Of America NA, 0.21%, 6/19/14	5,000,000	5,000
US Bank NA, 0.15%, 4/1/14	18,000,000	18,000
Wells Fargo & Co., 0.14%, 6/3/14	8,000,000	7,998

Total		43,298

Federal Government & Agencies (1.9%)
Federal Home Loan Bank Disc Corp., 0.05%, 5/9/14	5,000,000	5,000
Federal Home Loan Bank Disc Corp., 0.06%, 4/25/14	3,900,000	3,900

Total		8,900

Finance Services (14.3%)
Alpine Securitization, 0.11%, 4/23/14 144A	5,000,000	5,000
Alpine Securitization, 0.13%, 4/17/14 144A	11,000,000	10,999
Govco LLC, 0.10%, 4/11/14 144A	8,000,000	8,000
Govco LLC, 0.16%, 5/13/14 144A	10,000,000	9,998
Kells Funding LLC, 0.14%, 5/15/14 144A	5,000,000	4,999
Kells Funding LLC, 0.15%, 6/2/14 144A	11,300,000	11,297

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
Liberty Street Funding LLC, 0.13%, 4/9/14 144A	4,000,000	4,000
Liberty Street Funding LLC, 0.13%, 4/14/14 144A	5,100,000	5,100
Liberty Street Funding LLC, 0.18%, 5/12/14 144A	7,200,000	7,198

Total		66,591

Government (25.6%)
US Treasury, 0.095%, 1/31/16	15,000,000	14,995
US Treasury, 0.125%, 7/31/14	15,000,000	15,003
US Treasury, 1.25%, 4/15/14	14,000,000	14,007
US Treasury, 1.875%, 4/30/14	15,000,000	15,022
US Treasury, 2.25%, 5/31/14	15,000,000	15,055
US Treasury, 2.625%, 6/30/14	30,000,000	30,191
US Treasury, 4.25%, 8/15/14	4,800,000	4,875
US Treasury, 4.75%, 5/15/14	9,750,000	9,806

Total		118,954

Health Care/Pharmaceuticals (3.3%)
Roche Holdings, Inc., 0.05%, 4/11/14 144A	9,100,000	9,100
Roche Holdings, Inc., 0.07%, 4/10/14 144A	6,100,000	6,100

Total		15,200

Information Technology (4.0%)
Google, Inc., 0.06%, 4/16/14 144A	6,000,000	6,000
Google, Inc., 0.09%, 5/20/14 144A	7,400,000	7,399
Google, Inc., 0.12%, 5/13/14 144A	5,100,000	5,099

Total		18,498

Machinery (6.3%)
Caterpillar Financial, 0.10%, 5/1/14	6,100,000	6,099
Caterpillar Financial, 0.10%, 6/25/14	5,000,000	4,999
John Deere Bank SA, 0.08%, 4/15/14 144A	5,000,000	5,000
John Deere Canada Ulc, 0.07%, 4/4/14 144A	13,000,000	13,000

Total		29,098

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Miscellaneous Business Credit Institutions (3.6%)
General Electric Capital, 0.12%, 6/5/14	13,000,000	12,997
Jupiter Securitization Co. LLC, 0.14%, 6/6/14 144A	4,000,000	3,999

Total		16,996

Personal Credit Institutions (5.6%)
Old Line Funding LLC, 0.06%, 4/1/14 144A	4,000,000	4,000
Old Line Funding LLC, 0.12%, 5/12/14 144A	6,600,000	6,599
Old Line Funding LLC, 0.14%, 4/7/14 144A	7,900,000	7,900
Thunder Bay Funding LLC, 0.11%, 4/10/14 144A	2,400,000	2,400
Thunder Bay Funding LLC, 0.17%, 4/28/14 144A	5,000,000	4,999

Total		25,898

Short Term Business Credit (7.9%)
Atlantic Asset Securitization LLC, 0.13%, 4/21/14 144A	5,000,000	5,000
Atlantic Asset Securitization LLC, 0.19%, 5/20/14 144A	6,000,000	5,998
Atlantic Asset Securitization LLC, 0.20%, 6/5/14 144A	7,000,000	6,997
Sheffield Receivables, 0.10%, 4/8/14 144A	8,800,000	8,800
Sheffield Receivables, 0.18%, 6/4/14 144A	10,000,000	9,997

Total		36,792

Total Money Market Investments
(Cost: $464,223)		464,223

Total Investments (99.8%)
(Cost: $464,223)		464,223

Other Assets, Less
Liabilities (0.2%)		773

Net Assets (100.0%)		464,996

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $204,976 representing 44.1% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessairly correspond to the Portfolio’s pereceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$118,954	$-
Corporate Bonds	-	64,000	-
Commercial Paper	-	263,269	-
Total	$-	$464,223	$-

Short-Term Bond Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.3%)
The Boeing Co., 0.95%, 5/15/18	250,000	242
L-3 Communications Corp., 3.95%, 11/15/16	300,000	319

Total		561

Autos & Vehicle Parts (1.1%)
American Honda Finance Corp., 2.125%, 10/10/18	250,000	251
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	126
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	375,000	389
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	252
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	250,000	260
General Motors Co., 3.50%, 10/2/18 144A	250,000	255
General Motors Financial Co., Inc., 2.75%, 5/15/16	250,000	253
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	31
Toyota Motor Credit Corp., 2.00%, 10/24/18	500,000	499

Total		2,316

Banking (6.2%)
Abbey National Treasury Services PLC/Stamford CT, 1.375%, 3/13/17	500,000	501
Ally Financial, Inc., 2.75%, 1/30/17	250,000	252
American Express Credit Corp., 2.375%, 3/24/17	250,000	259
Bank of America Corp., 2.00%, 1/11/18	600,000	599
Bank of America Corp., 2.60%, 1/15/19	765,000	768
Bank of America Corp., 2.65%, 4/1/19	190,000	191
Bank of America Corp., 3.625%, 3/17/16	125,000	131
Bank of Montreal, 1.30%, 7/15/16	250,000	252
The Bank of New York Mellon Corp., 1.35%, 3/6/18	250,000	246
The Bank of New York Mellon Corp., 2.20%, 3/4/19	125,000	125

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Bank of Nova Scotia, 1.375%, 7/15/16	500,000	505
Barclays Bank PLC, 6.05%, 12/4/17 144A	250,000	280
BNP Paribas SA, 2.40%, 12/12/18	250,000	250
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	415,000	411
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	30,000	31
Citigroup, Inc., 1.75%, 5/1/18	850,000	835
Fifth Third Bank, 4.75%, 2/1/15	600,000	620
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	250,000	255
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	500,000	571
HSBC Bank NA/New York NY, 6.00%, 8/9/17	250,000	282
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	246
JPMorgan Chase & Co., 1.80%, 1/25/18	850,000	848
JPMorgan Chase & Co., 2.35%, 1/28/19	250,000	251
KeyBank NA/Cleveland OH, 7.413%, 5/6/15	250,000	267
Morgan Stanley, 2.125%, 4/25/18	250,000	249
Morgan Stanley, 3.80%, 4/29/16	250,000	263
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	341
PNC Bank NA, 4.875%, 9/21/17	250,000	276
Royal Bank of Canada, 1.45%, 9/9/16	500,000	506
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	282
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	165
SunTrust Banks, Inc., 2.35%, 11/1/18	215,000	215
The Toronto-Dominion Bank, 1.40%, 4/30/18	170,000	167
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	358
U.S. Bancorp, 3.442%, 2/1/16	450,000	470

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Wells Fargo & Co., 5.625%, 12/11/17	600,000	684

Total		12,952

Builders & Building Materials (0.0%)
Lennar Corp., 4.50%, 6/15/19	85,000	86

Total		86

Capital Goods (0.1%)
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	208

Total		208

Chemicals (0.2%)
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	445

Total		445

Conglomerate & Diversified Manufacturing (0.3%)
Eaton Corp., 1.50%, 11/2/17	335,000	333
Roper Industries, Inc., 2.05%, 10/1/18	180,000	177

Total		510

Consumer Products & Retailing (1.3%)
Colgate-Palmolive Co., 0.90%, 5/1/18	175,000	169
CVS Caremark Corp., 1.20%, 12/5/16	250,000	251
CVS Caremark Corp., 2.25%, 12/5/18	250,000	250
Delhaize Group, 6.50%, 6/15/17	250,000	283
The Home Depot, Inc., 2.25%, 9/10/18	500,000	506
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	280,000	279
Unilever Capital Corp., 2.75%, 2/10/16	250,000	260
Walgreen Co., 1.80%, 9/15/17	255,000	257
Wal-Mart Stores, Inc., 1.125%, 4/11/18	500,000	490

Total		2,745

Electric Utilities (4.0%)
Arizona Public Service Co., 4.65%, 5/15/15	262,000	273
Commonwealth Edison Co., 2.15%, 1/15/19	250,000	249
Consumers Energy Co., 5.50%, 8/15/16	500,000	553

Short-Term Bond Portfolio

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	465,000	472
Dominion Resources, Inc., 5.20%, 8/15/19	150,000	168
Dominion Resources, Inc., 6.00%, 11/30/17	500,000	570
Duke Energy Corp., 2.10%, 6/15/18	115,000	115
Duke Energy Indiana, Inc., 0.592%, 7/11/16	500,000	500
Entergy Corp., 4.70%, 1/15/17	340,000	360
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	519
Exelon Corp., 4.90%, 6/15/15	250,000	262
FirstEnergy Corp., 2.75%, 3/15/18	250,000	249
Jersey Central Power & Light Co., 5.65%, 6/1/17	250,000	276
MidAmerican Energy Co., 2.40%, 3/15/19	500,000	503
Nevada Power Co., 5.95%, 3/15/16	250,000	275
NextEra Energy Capital Holding, Inc., 2.60%, 9/1/15	500,000	512
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	250,000	251
Northeast Utilities, 1.45%, 5/1/18	105,000	102
NSTAR Electric Co., 0.476%, 5/17/16	440,000	439
Peco Energy Co., 1.20%, 10/15/16	250,000	252
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	575
Public Service Electric & Gas Co., 2.30%, 9/15/18	400,000	406
Southern Electric Generating Co., 2.20%, 12/1/18 144A	140,000	138
Westar Energy, Inc., 8.625%, 12/1/18	300,000	381

Total		8,400

Energy (1.2%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	250,000	277
Apache Corp., 5.625%, 1/15/17	300,000	335
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	250,000	281
National Oilwell Varco, Inc., 1.35%, 12/1/17	105,000	104

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Noble Energy, Inc., 8.25%, 3/1/19	250,000	311
Petrohawk Energy Corp., 6.25%, 6/1/19	500,000	544
Sempra Energy, 6.15%, 6/15/18	250,000	289
Talisman Energy, Inc., 5.125%, 5/15/15	245,000	255
Transocean, Inc., 2.50%, 10/15/17	75,000	76

Total		2,472

Entertainment (0.4%)
Time Warner, Inc., 3.15%, 7/15/15	135,000	139
Viacom, Inc., 2.20%, 4/1/19	145,000	144
Viacom, Inc., 2.50%, 9/1/18	250,000	253
Viacom, Inc., 4.375%, 9/15/14	250,000	254

Total		790

Finance (0.4%)
General Electric Capital Corp., 2.30%, 4/27/17	900,000	927

Total		927

Food & Beverage (1.8%)
Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	750,000	738
Coca-Cola Femsa, SAB de CV, 2.375%, 11/26/18	325,000	325
ConAgra Foods, Inc., 1.90%, 1/25/18	285,000	283
Diageo Capital PLC, 1.125%, 4/29/18	500,000	486
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	250,000	293
Heineken NV, 1.40%, 10/1/17 144A	280,000	279
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	203
Mondelez International, Inc., 4.125%, 2/9/16	400,000	423
Pernod Ricard SA, 2.95%, 1/15/17 144A	250,000	259
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	250,000	257
WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	60,000	60
WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	80,000	80
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	65,000	65

Total		3,751

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Foreign Agencies (0.5%)
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	993

Total		993

Healthcare (0.6%)
Baxter International, Inc., 0.95%, 6/1/16	250,000	251
Express Scripts Holding Co., 2.65%, 2/15/17	355,000	367
Express Scripts Holding Co., 3.125%, 5/15/16	60,000	63
McKesson Corp., 1.40%, 3/15/18	275,000	268
Stryker Corp., 3.00%, 1/15/15	135,000	137
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	65,000	65
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	175,000	178

Total		1,329

Insurance (2.0%)
ACE INA Holdings, Inc., 5.80%, 3/15/18	250,000	284
Aetna, Inc., 1.50%, 11/15/17	110,000	110
American International Group, Inc., 5.85%, 1/16/18	445,000	509
Berkshire Hathaway Finance Corp., 1.30%, 5/15/18	250,000	246
The Hartford Financial Services Group, Inc., 4.00%, 10/15/17	250,000	269
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	160,000	162
Metropolitan Life Global Funding I, 1.50%, 1/10/18 144A	250,000	244
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	260
New York Life Global Funding, 1.125%, 3/1/17 144A	750,000	747
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	297,502	305
Prudential Financial, Inc., 6.00%, 12/1/17	250,000	287
UnitedHealth Group, Inc., 1.40%, 10/15/17	320,000	319
WellPoint, Inc., 1.875%, 1/15/18	100,000	99
WellPoint, Inc., 5.25%, 1/15/16	350,000	376

Total		4,217

Short-Term Bond Portfolio

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Media (0.5%)
Comcast Corp., 4.95%, 6/15/16	250,000	272
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 1.75%, 1/15/18	250,000	246
Discovery Communications LLC, 3.70%, 6/1/15	180,000	186
SES Global Americas Holdings GP, 2.50%, 3/25/19 144A	50,000	50
Time Warner Cable, Inc., 5.85%, 5/1/17	250,000	281

Total		1,035

Metals & Mining (0.1%)
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	250,000	250

Total		250

Oil & Gas (1.1%)
BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	521
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	508
Chevron Corp., 1.718%, 6/24/18	250,000	249
Shell International Finance BV, 1.125%, 8/21/17	350,000	348
Shell International Finance BV, 1.90%, 8/10/18	250,000	250
Total Capital Canada, Ltd., 1.45%, 1/15/18	250,000	248
Total Capital SA, 2.125%, 8/10/18	250,000	252

Total		2,376

Pharmaceuticals (0.9%)
AbbVie, Inc., 1.75%, 11/6/17	750,000	752
Actavis, Inc., 1.875%, 10/1/17	115,000	114
Gilead Sciences, Inc., 2.05%, 4/1/19	120,000	119
Merck & Co., Inc., 1.30%, 5/18/18	250,000	244
Mylan, Inc., 1.80%, 6/24/16	75,000	76
Mylan, Inc., 2.55%, 3/28/19	95,000	94
Mylan, Inc., 2.60%, 6/24/18	80,000	81
Perrigo Co., PLC, 1.30%, 11/8/16 144A	180,000	180
Perrigo Co., PLC, 2.30%, 11/8/18 144A	125,000	124

Total		1,784

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Pipelines (1.6%)
CenterPoint Energy Resources Corp., 6.00%, 5/15/18	250,000	286
CenterPoint Energy Resources Corp., 6.15%, 5/1/16	250,000	276
Energy Transfer Partners LP, 5.95%, 2/1/15	400,000	417
EnLink Midstream Partners LP, 2.70%, 4/1/19	85,000	85
Enterprise Products Operating LLC, 3.20%, 2/1/16	100,000	104
Enterprise Products Operating LLC, 6.50%, 1/31/19	250,000	296
Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	165,000	165
NiSource Finance Corp., 5.25%, 9/15/17	250,000	278
ONEOK Partners LP, 3.20%, 9/15/18	250,000	258
ONEOK Partners LP, 3.25%, 2/1/16	230,000	239
Spectra Energy Partners LP, 2.95%, 6/15/16	521,000	541
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	275,000	317

Total		3,262

Real Estate Investment Trusts (0.9%)
ARC Properties Operating Partnership LP/Clark Acquisition LLC., 2.00%, 2/6/17 144A	100,000	100
ARC Properties Operating Partnership LP/Clark Acquisition LLC., 3.00%, 2/6/19 144A	100,000	100
DDR Corp., 4.75%, 4/15/18	250,000	271
ERP Operating LP, 6.584%, 4/13/15	275,000	292
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	305
Simon Property Group LP, 1.50%, 2/1/18 144A	250,000	246
Ventas Realty LP, 1.55%, 9/26/16	500,000	504

Total		1,818

Services (0.3%)
QVC, Inc., 3.125%, 4/1/19 144A	55,000	55
Republic Services, Inc., 5.50%, 9/15/19	250,000	283

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Services continued
Waste Management, Inc., 2.60%, 9/1/16	200,000	207

Total		545

Technology (1.2%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	255
Apple, Inc., 1.00%, 5/3/18	200,000	194
Cisco Systems, Inc., 2.125%, 3/1/19	250,000	249
EMC Corp., 1.875%, 6/1/18	250,000	250
Hewlett-Packard Co., 2.75%, 1/14/19	275,000	277
International Business Machines Corp., 5.70%, 9/14/17	500,000	572
Oracle Corp., 2.375%, 1/15/19	250,000	253
Oracle Corp., 5.75%, 4/15/18	250,000	288
Xerox Corp., 4.25%, 2/15/15	250,000	257

Total		2,595

Telecommunications (1.1%)
America Movil SAB de CV, 2.375%, 9/8/16	75,000	77
America Movil SAB de CV, 3.625%, 3/30/15	140,000	144
American Tower Corp., 4.50%, 1/15/18	250,000	270
AT&T, Inc., 1.40%, 12/1/17	400,000	396
British Telecommunications PLC, 2.35%, 2/14/19	250,000	249
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	230,000	230
Verizon Communications, Inc., 1.10%, 11/1/17	200,000	196
Verizon Communications, Inc., 2.50%, 9/15/16	350,000	362
Verizon Communications, Inc., 3.65%, 9/14/18	335,000	357

Total		2,281

Transportation (0.5%)
Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	750,000	853

Short-Term Bond Portfolio

	Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

	Transportation continued
	Union Pacific Corp., 2.25%, 2/15/19	85,000	85

	Total		938

	Total Corporate Bonds
	(Cost: $58,985)		59,586

	Governments (47.6%)

	Governments (47.6%)
	Federal Home Loan Mortgage Corp., 4.375%, 7/17/15	35,430,000	37,326
(b)	US Treasury, 0.25%, 12/31/15	61,960,000	61,877

	Total Governments
	(Cost: $99,111)		99,203

	Municipal Bonds (0.9%)

	Municipal Bonds (0.9%)
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	200,000	202
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	191
	Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 2/1/19 RB	41,305	44
	Province of Ontario Canada, , 2.00%, 9/27/18 GO	1,000,000	1,006
	State of Illinois, Series 2010-3, 4.79%, 4/1/16 GO	300,000	319
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	209

	Total Municipal Bonds
	(Cost: $1,940)		1,971

	Structured Products (20.0%)

	Structured Products (20.0%)
	AEP Texas Central Transition Funding LLC, 5.17%, 1/1/18	700,000	770
	Ally Auto Receivables Trust, Series 2012-2, Class B, 1.76%, 2/15/17 144A	750,000	761

Structured Products (20.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	650,000	709
Bear Stearns Commercial Mortgage Securities Trust, Inc., Series 2007-PWR17, Class AAB, 5.703%, 6/11/50	522,443	529
Capital Auto Receivables Asset Trust/Ally, Series 2014-1, Class A2, 0.96%, 4/20/17	325,000	325
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.96%, 9/16/19	500,000	498
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	400,000	400
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	1,750,000	1,764
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.82%, 7/10/38	500,000	544
Commercial Mortgage Trust, Series 2001-J2A, Class C, 6.586%, 7/16/34	491,409	548
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AM, 5.10%, 8/15/38	285,000	301
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 9/25/45 144A	116,200	116
DBRR Trust, Series 2013-EZ3, Class A, 1.636%, 12/18/49	1,944,935	1,951
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.605%, 5/15/18	1,000,000	1,001
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	422,345	429
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.25%, 6/15/27	3,232,589	3,124
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.487%, 8/25/20 IO	2,346,948	165

Structured Products (20.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	1,247,444	1,259
Federal Home Loan Mortgage Corp., 2.50%, 1/1/24	2,456,707	2,521
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	91,574	97
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	442,692	482
Federal National Mortgage Association, Series 2010-95, Class BK, 1.50%, 2/25/20	1,084,871	1,101
Federal National Mortgage Association, Series 2013-74, Class AD, 2.00%, 7/25/23	1,056,407	1,069
Federal National Mortgage Association, Series 2011-113, Class AG, 2.50%, 11/25/26	604,120	620
Federal National Mortgage Association, 3.00%, 6/1/22	574,471	597
Federal National Mortgage Association, 6.00%, 8/1/22	231,273	251
Ford Credit Auto Lease Trust, Series 2014-A, Class A3, 0.68%, 4/17/17	260,000	260
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	220,000	220
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.57%, 10/15/17	1,000,000	1,001
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	350,000	350
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	425,000	425
Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.27%, 1/15/17	200,000	205
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	575,000	586

Short-Term Bond Portfolio

Structured Products (20.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ford Credit Auto Owner Trust, Series 2011-A, Class D, 3.21%, 7/15/17	110,000	113
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A1, 0.85%, 1/15/18	400,000	401
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	500,000	498
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	725,000	726
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	1,930,000	1,931
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	150,000	151
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	445,000	463
John Deere Owner Trust, Series 2012-A, Class A4, 0.99%, 6/15/18	600,000	603
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.158%, 1/12/39 144A	156,295	156
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	485,000	529
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 5.845%, 4/15/45	730,000	799
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	183,860	185
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AM, 5.413%, 9/15/39	400,000	437
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A3, 1.06%, 11/15/17	500,000	504
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	22,490	23

	Structured Products (20.0%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.283%, 11/12/37	360,000	383
	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, 5.856%, 9/12/49	680,000	761
	Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, 5.073%, 8/13/42	600,000	622
	Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	1,000,000	1,002
	Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.304%, 6/25/36	1,530,783	1,510
	Santander Drive Auto Receivables Trust, Series 2011-1, Class B, 2.35%, 11/16/15	46,499	47
	Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.09%, 5/15/17	200,000	203
	Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82%, 8/15/17	440,000	451
	Trade MAPS, Ltd., Series 2013-1A, Class A, 0.854%, 12/10/18	2,400,000	2,408
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	916,000	997
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.612%, 12/25/34	766,633	786
	World Omni Auto Receivables Trust, Series 2013-B, Class A3, 0.83%, 8/15/18	150,000	150

	Total Structured Products
	(Cost: $41,717)		41,818

	Short-Term Investments (2.4%)

	Commercial Paper (2.4%)
(b)	Cox Enterprises, Inc., 0.20%, 4/1/14 144A	1,000,000	1,000
(b)	Duke Energy Corp., 0.18%, 4/1/14 144A	1,000,000	1,000
(b)	Federal Home Loan Bank Disc Corp., 0.07%, 5/23/14	500,000	500

	Short-Term Investments (2.4%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
(b)	Lowe’s Cos., Inc., 0.18%, 4/2/14	1,000,000	1,000
(b)	ONEOK Partners LP, 0.21%, 4/7/14 144A	600,000	600
(b)	Xcel Energy, Inc., 0.17%, 4/7/14 144A	1,000,000	1,000

	Total		5,100

	Total Short-Term Investments
	(Cost: $5,100)		5,100

	Total Investments (99.5%)
	(Cost: $206,853)(a)		207,678

	Other Assets, Less
	Liabilities (0.5%)		953

	Net Assets (100.0%)		208,631

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $12,477 representing 6.0% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $206,853 and the net unrealized appreciation of investments based on that cost was $825 which is comprised of $1,131 aggregate gross unrealized appreciation and $306 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2014, $14,244)	119	6/14	$89
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2014, $400)	3	6/14	1
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2014, $11,821)	95	6/14	88
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2014, $27,700)	126	6/14	(35)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2014, $854)	6	6/14	(13)

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$99,203	$-
Municipal Bonds	-	1,971	-
Corporate Bonds	-	59,586	-
Structured Products	-	37,459	4,359
Short-Term Investments	-	5,100	-
Other Financial Instruments^
Futures	178	-	-
Total Assets	$178	$203,319	$4,359
Liabilities:
Other Financial Instruments^
Futures	(48)	-	-
Total Liabilities	$(48)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the quarter ended March 31, 2014, there were transfers from Level 3 to Level 2 in the amount of $1,271 thousand. The transfers were the result of an increase in the quantity of observable inputs for a security that is priced by a third party vendor.

Short-Term Bond Portfolio

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2014. (Amounts in thousands)

Category	Market Value 12/31/13	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value 03/31/14	Net Change in Unrealized Appreciation/ (Depreciation) on Invetments Held at 03/31/14
Structured Products	$5,798	$-	$137	$-	$-	$(31)	$-	$1,271	$4,359	$(31)

The following is a summary of signifiant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Category	Market Value 03/31/14 (in thousands)	Valuation Technique	Unobservable Inputs		Range of Input Value(s)
Structured Products	$4,359	Third Party Vendor	Broker Quotes	#	100.312 – 100.3125

# Changes to the broker quotes would result in direct and proportional changes in the fair value of the security

Select Bond Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.5%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	740,000	854
Boeing Capital Corp., 2.125%, 8/15/16	745,000	768
General Dynamics Corp., 2.25%, 11/15/22	900,000	830
L-3 Communications Corp., 4.75%, 7/15/20	360,000	377
L-3 Communications Corp., 4.95%, 2/15/21	1,515,000	1,623
L-3 Communications Corp., 5.20%, 10/15/19	950,000	1,037
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,160
Lockheed Martin Corp., 3.35%, 9/15/21	315,000	321
Lockheed Martin Corp., 4.07%, 12/15/42	267,000	250
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	571
Raytheon Co., 3.125%, 10/15/20	1,000,000	1,010

Total		8,801

Autos & Vehicle Parts (0.9%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	1,520,000	1,553
American Honda Finance Corp., 2.125%, 10/10/18	1,250,000	1,255
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	410,000	414
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	125,000	129
Daimler Finance North America LLC, 2.875%, 3/10/21 144A	1,545,000	1,530
Ford Motor Co., 7.45%, 7/16/31	1,180,000	1,514
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	1,500,000	1,513
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,255,000	1,432
General Motors Co., 3.50%, 10/2/18 144A	900,000	917
General Motors Financial Co., Inc., 2.75%, 5/15/16	1,095,000	1,109
General Motors Financial Co., Inc., 3.25%, 5/15/18	435,000	439
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,845,000	1,872
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,800,000	1,818

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts continued
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,075,000	1,116

Total		16,611

Banking (5.0%)
Ally Financial, Inc., 2.75%, 1/30/17	2,345,000	2,368
American Express Co., 6.15%, 8/28/17	875,000	1,009
American Express Credit Corp., 1.30%, 7/29/16	550,000	554
Australia & New Zealand Banking Group, Ltd., 4.50%, 3/19/24 144A	2,135,000	2,129
Bank of America Corp., 2.60%, 1/15/19	1,060,000	1,064
Bank of America Corp., 3.30%, 1/11/23	1,925,000	1,856
Bank of America Corp., 4.00%, 4/1/24	635,000	634
Bank of America Corp., 4.125%, 1/22/24	1,735,000	1,754
Bank of America Corp., 5.00%, 1/21/44	1,735,000	1,771
Bank of America Corp., 5.75%, 12/1/17	985,000	1,115
Bank of Montreal, 2.55%, 11/6/22	1,025,000	967
The Bank of New York Mellon Corp., 3.55%, 9/23/21	1,595,000	1,652
Bank of Nova Scotia, 1.375%, 12/18/17	1,275,000	1,262
Barclays Bank PLC, 6.05%, 12/4/17 144A	1,290,000	1,446
BNP Paribas SA, 2.40%, 12/12/18	2,510,000	2,510
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	1,170,000	1,157
Citigroup, Inc., 3.50%, 5/15/23	2,505,000	2,363
Citigroup, Inc., 3.953%, 6/15/16	6,155,000	6,522
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	410,000	425
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.50%, 1/11/21	325,000	352

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.75%, 12/1/43	1,505,000	1,642
Deutsche Bank AG, 4.296%, 5/24/28	1,100,000	1,036
Discover Bank of Greenwood Delaware, 4.25%, 3/13/26	815,000	817
Fifth Third Bank, 4.75%, 2/1/15	1,215,000	1,256
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	2,505,000	2,555
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,895,000	2,146
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,275
HSBC Holdings PLC, 4.25%, 3/14/24	230,000	230
HSBC Holdings PLC, 5.10%, 4/5/21	875,000	978
HSBC Holdings PLC, 5.25%, 3/14/44	190,000	192
JPMorgan Chase & Co., 3.15%, 7/5/16	6,890,000	7,210
JPMorgan Chase & Co., 3.20%, 1/25/23	1,285,000	1,246
JPMorgan Chase & Co., 5.625%, 8/16/43	1,550,000	1,667
JPMorgan Chase & Co., 6.00%, 1/15/18	720,000	826
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	3,110,000	3,570
Morgan Stanley, 3.75%, 2/25/23	1,410,000	1,401
Morgan Stanley, 3.80%, 4/29/16	1,175,000	1,238
Morgan Stanley, 4.10%, 5/22/23	640,000	633
Morgan Stanley, 4.75%, 3/22/17	1,830,000	1,997
Morgan Stanley, 5.00%, 11/24/25	620,000	638
Nordea Bank AB, 4.875%, 1/27/20 144A	440,000	488
The Northern Trust Co., 5.85%, 11/9/17 144A	250,000	278
PNC Bank NA, 2.95%, 1/30/23	2,280,000	2,165
PNC Bank NA, 3.80%, 7/25/23	1,250,000	1,261

Select Bond Portfolio

	Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	PNC Bank NA, 4.20%, 11/1/25	420,000	431
	Royal Bank of Canada, 1.45%, 9/9/16	1,230,000	1,245
	Royal Bank of Canada, 2.20%, 7/27/18	1,250,000	1,258
	Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	630,000	645
	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	620,000	644
	The Royal Bank of Scotland PLC, 5.625%, 8/24/20	765,000	864
	Standard Chartered PLC, 3.20%, 5/12/16 144A	960,000	1,002
	Standard Chartered PLC, 5.20%, 1/26/24 144A	1,260,000	1,294
	State Street Corp., 2.875%, 3/7/16	585,000	609
	SunTrust Bank/Atlanta GA, 2.75%, 5/1/23	845,000	791
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	649
	The Toronto-Dominion Bank, 2.625%, 9/10/18	1,230,000	1,260
	U.S. Bancorp, 3.442%, 2/1/16	1,065,000	1,112
	Wachovia Corp., 5.75%, 2/1/18	280,000	321
(d)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	-
(d)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	-
	Wells Fargo & Co., 1.50%, 1/16/18	1,815,000	1,798
	Wells Fargo & Co., 3.45%, 2/13/23	1,635,000	1,587
	Wells Fargo & Co., 4.60%, 4/1/21	1,085,000	1,194
	Wells Fargo & Co., 7.98%, 3/29/49	250,000	284

	Total		86,643

	Basic Materials (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	1,430,000	1,603
	Georgia-Pacific LLC, 7.75%, 11/15/29	90,000	118
	Northwestern University, 4.643%, 12/1/44	495,000	517

	Total		2,238

	Builders & Building Materials (0.2%)
	Lennar Corp., 4.50%, 6/15/19	710,000	723
	M.D.C. Holdings, Inc., 5.50%, 1/15/24	2,520,000	2,574

	Total		3,297

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Capital Goods (0.4%)
Caterpillar Financial Services Corp., 1.625%, 6/1/17	855,000	862
Caterpillar Financial Services Corp., 2.45%, 9/6/18	1,250,000	1,272
Caterpillar, Inc., 3.803%, 8/15/42	710,000	630
Deere & Co., 2.60%, 6/8/22	1,200,000	1,147
John Deere Capital Corp., 0.70%, 9/4/15	900,000	903
John Deere Capital Corp., 1.20%, 10/10/17	615,000	613
John Deere Capital Corp., 2.25%, 4/17/19	690,000	691
John Deere Capital Corp., 2.80%, 1/27/23	925,000	885

Total		7,003

Chemicals (0.4%)
Celanese US Holdings LLC, 4.625%, 11/15/22	625,000	615
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	1,500,000	1,573
Eastman Chemical Co., 7.25%, 1/15/24	110,000	131
LYB International Finance BV, 4.875%, 3/15/44	1,030,000	1,028
LyondellBasell Industries NV, 5.00%, 4/15/19	475,000	529
LyondellBasell Industries NV, 6.00%, 11/15/21	605,000	709
Monsanto Co., 5.125%, 4/15/18	55,000	62
The Mosaic Co., 4.25%, 11/15/23	535,000	549
The Mosaic Co., 5.45%, 11/15/33	935,000	1,011
Praxair, Inc., 3.55%, 11/7/42	1,250,000	1,082

Total		7,289

Conglomerate & Diversified Manufacturing (0.5%)
Amsted Industries, Inc., 5.00%, 3/15/22 144A	1,250,000	1,256
Eaton Corp., 2.75%, 11/2/22	2,700,000	2,556
Honeywell International, Inc., 4.25%, 3/1/21	1,000,000	1,090
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19 144A	300,000	299
Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23 144A	310,000	317
Roper Industries, Inc., 3.125%, 11/15/22	990,000	935
United Technologies Corp., 3.10%, 6/1/22	1,620,000	1,617
United Technologies Corp., 4.50%, 6/1/42	750,000	764

Total		8,834

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing (2.0%)
Colgate-Palmolive Co., 2.10%, 5/1/23	1,465,000	1,336
Costco Wholesale Corp., 1.70%, 12/15/19	2,210,000	2,136
CVS Caremark Corp., 5.30%, 12/5/43	330,000	364
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,803
CVS Pass-Through Trust, 6.036%, 12/10/28	772,158	867
Delhaize Group SA, 4.125%, 4/10/19	1,140,000	1,181
The Gap, Inc., 5.95%, 4/12/21	1,650,000	1,858
The Home Depot, Inc., 2.25%, 9/10/18	2,190,000	2,214
The Home Depot, Inc., 3.75%, 2/15/24	940,000	960
The Home Depot, Inc., 4.40%, 4/1/21	250,000	275
The Home Depot, Inc., 5.40%, 3/1/16	250,000	272
The Home Depot, Inc., 5.875%, 12/16/36	585,000	705
The Kroger Co., 4.00%, 2/1/24	705,000	713
The Kroger Co., 7.50%, 4/1/31	735,000	935
Limited Brands, Inc., 5.625%, 2/15/22	1,200,000	1,268
Lowe’s Cos., Inc., 3.80%, 11/15/21	200,000	211
Lowe’s Cos., Inc., 3.875%, 9/15/23	1,230,000	1,268
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	2,510,000	2,598
Nordstrom, Inc., 5.00%, 1/15/44 144A	1,546,000	1,618
Nordstrom, Inc., 6.25%, 1/15/18	330,000	380
The Procter & Gamble Co., 2.30%, 2/6/22	1,550,000	1,483
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	547
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	1,000,000	995
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	560,000	522
Target Corp., 2.90%, 1/15/22	1,000,000	979
The TJX Cos., Inc., 2.50%, 5/15/23	665,000	616
Unilever Capital Corp., 2.20%, 3/6/19	1,875,000	1,875
Unilever Capital Corp., 4.25%, 2/10/21	1,000,000	1,091
Wal-Mart Stores, Inc., 1.95%, 12/15/18	615,000	616
Wal-Mart Stores, Inc., 2.80%, 4/15/16	450,000	470
Wal-Mart Stores, Inc., 3.25%, 10/25/20	735,000	763
Wal-Mart Stores, Inc., 3.625%, 7/8/20	390,000	410

Select Bond Portfolio

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Wal-Mart Stores, Inc., 4.875%, 7/8/40	625,000	670
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,480,000	1,755

Total		35,754

Electric Utilities (2.7%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	710
Alabama Power Co., 3.95%, 6/1/21	1,170,000	1,220
Ameren Corp., 8.875%, 5/15/14	350,000	353
Appalachian Power Co., 4.60%, 3/30/21	590,000	645
Arizona Public Service Co., 5.05%, 9/1/41	535,000	586
Arizona Public Service Co., 8.75%, 3/1/19	115,000	147
Bruce Mansfield Unit, 6.85%, 6/1/34	361,412	392
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	435
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	603
Commonwealth Edison Co., 4.70%, 1/15/44	575,000	602
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	119
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	161
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	182
Constellation Energy Group, Inc., 5.15%, 12/1/20	270,000	295
Consumers Energy Co., 3.375%, 8/15/23	390,000	391
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,109
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	1,150,000	1,166
The Detroit Edison Co., 3.45%, 10/1/20	635,000	659
The Detroit Edison Co., 5.45%, 2/15/35	105,000	115
Dominion Resources, Inc., 1.40%, 9/15/17	1,250,000	1,232
DTE Energy Co., 6.375%, 4/15/33	415,000	506
Duke Energy Corp., 6.25%, 6/15/18	50,000	58
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,180,000	1,242
Duke Energy Ohio, Inc., 3.80%, 9/1/23	225,000	233
Duke Energy Progress, Inc., 2.80%, 5/15/22	910,000	890
Duke Energy Progress, Inc., 4.10%, 3/15/43	1,900,000	1,814
Entergy Corp., 5.125%, 9/15/20	1,310,000	1,402

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	681
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,268
Jersey Central Power & Light Co., 4.70%, 4/1/24 144A	870,000	901
MidAmerican Energy Co., 2.40%, 3/15/19	1,230,000	1,239
Mississippi Power Co., 4.75%, 10/15/41	970,000	954
Monongahela Power Co., 5.40%, 12/15/43 144A	640,000	702
Nevada Power Co., 5.95%, 3/15/16	165,000	181
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	1,105,000	1,158
Northeast Utilities, 2.80%, 5/1/23	895,000	835
Northeast Utilities, 4.50%, 11/15/19	55,000	60
Northern States Power Co./MN, 2.60%, 5/15/23	1,255,000	1,184
NV Energy, Inc., 6.25%, 11/15/20	535,000	625
Ohio Edison Co., 6.875%, 7/15/36	130,000	163
Ohio Power Co., 5.375%, 10/1/21	600,000	693
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,750,000	1,798
Pacific Gas & Electric Co., 3.85%, 11/15/23	330,000	333
Pacific Gas & Electric Co., 5.125%, 11/15/43	690,000	735
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	341
PacifiCorp., 3.85%, 6/15/21	1,170,000	1,237
Peco Energy Co., 1.20%, 10/15/16	655,000	659
Peco Energy Co., 2.375%, 9/15/22	785,000	740
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	221
PPL Capital Funding, Inc., 4.20%, 6/15/22	670,000	695
PPL Capital Funding, Inc., 4.70%, 6/1/43	940,000	909
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	163
Public Service Co. of Colorado, 2.50%, 3/15/23	635,000	593
Public Service Co. of Colorado, 3.20%, 11/15/20	785,000	806
Public Service Co. of New Mexico, 5.35%, 10/1/21	650,000	705
Public Service Electric & Gas Co., 2.30%, 9/15/18	1,230,000	1,248
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	715

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Public Service Electric & Gas Co., 3.65%, 9/1/42	535,000	479
Puget Energy, Inc., 5.625%, 7/15/22	625,000	712
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	469
San Diego Gas & Electric Co., 3.60%, 9/1/23	860,000	885
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	215
Southern California Edison Co., 3.50%, 10/1/23	1,080,000	1,090
Southern Electric Generating Co., 2.20%, 12/1/18 144A	1,065,000	1,046
Tampa Electric Co., 5.40%, 5/15/21	95,000	108
Union Electric Co., 3.90%, 9/15/42	715,000	665
Union Electric Co., 6.40%, 6/15/17	140,000	160
Union Electric Co., 6.70%, 2/1/19	195,000	234
Virginia Electric & Power Co., 3.45%, 9/1/22	945,000	963
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	68

Total		46,903

Energy (1.2%)
Anadarko Petroleum Corp., 6.20%, 3/15/40	1,245,000	1,442
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,140,000	1,305
Apache Corp., 3.25%, 4/15/22	1,000,000	1,009
Apache Corp., 4.75%, 4/15/43	605,000	608
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	595,000	670
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	156
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	304
ConocoPhillips, 6.00%, 1/15/20	2,345,000	2,776
Devon Energy Corp., 1.875%, 5/15/17	595,000	599
Devon Energy Corp., 3.25%, 5/15/22	910,000	896
Encana Corp., 3.90%, 11/15/21	795,000	816
Encana Corp., 6.50%, 2/1/38	325,000	390
EOG Resources, Inc., 4.40%, 6/1/20	340,000	373
Marathon Oil Corp., 6.60%, 10/1/37	130,000	163
National Oilwell Varco, Inc., 1.35%, 12/1/17	195,000	193

Select Bond Portfolio

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Energy continued
National Oilwell Varco, Inc., 2.60%, 12/1/22	685,000	650
Noble Energy, Inc., 4.15%, 12/15/21	305,000	321
Noble Energy, Inc., 5.25%, 11/15/43	1,245,000	1,299
Noble Energy, Inc., 6.00%, 3/1/41	425,000	486
Occidental Petroleum Corp., 4.125%, 6/1/16	385,000	412
Petrohawk Energy Corp., 6.25%, 6/1/19	1,260,000	1,370
Rowan Cos., 5.85%, 1/15/44	1,020,000	1,036
Sempra Energy, 2.30%, 4/1/17	510,000	522
Sempra Energy, 2.875%, 10/1/22	510,000	483
Sempra Energy, 6.15%, 6/15/18	215,000	248
Talisman Energy, Inc., 3.75%, 2/1/21	1,055,000	1,049
Transocean, Inc., 6.375%, 12/15/21	960,000	1,079
Weatherford International, Ltd., 5.95%, 4/15/42	600,000	647

Total		21,302

Entertainment (0.4%)
Activision Blizzard, Inc., 5.625%, 9/15/21 144A	940,000	1,006
Historic TW, Inc., 6.625%, 5/15/29	880,000	1,059
Historic TW, Inc., 6.875%, 6/15/18	180,000	213
Time Warner, Inc., 5.35%, 12/15/43	1,300,000	1,386
Viacom, Inc., 3.875%, 4/1/24	520,000	519
Viacom, Inc., 4.25%, 9/1/23	735,000	756
Viacom, Inc., 5.25%, 4/1/44	615,000	628
Viacom, Inc., 5.85%, 9/1/43	625,000	687
The Walt Disney Co., 2.55%, 2/15/22	1,000,000	960

Total		7,214

Finance (0.4%)
General Electric Capital Corp., 3.10%, 1/9/23	1,760,000	1,722
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	4,154
General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	1,550,000	1,642
The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	40,000	44

Total		7,562

Food & Beverage (1.6%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	200,000	235

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,575,000	1,487
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,180,000	1,355
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,260,000	1,912
Archer-Daniels-Midland Co., 4.479%, 3/1/21	335,000	363
The Coca-Cola Co., 2.50%, 4/1/23	1,200,000	1,126
The Coca-Cola Co., 3.15%, 11/15/20	2,420,000	2,481
Coca-Cola Femsa, SAB de CV, 2.375%, 11/26/18	1,220,000	1,219
Coca-Cola Femsa, SAB de CV, 3.875%, 11/26/23	610,000	612
Coca-Cola Femsa, SAB de CV, 5.25%, 11/26/43	835,000	889
ConAgra Foods, Inc., 1.90%, 1/25/18	580,000	575
ConAgra Foods, Inc., 4.65%, 1/25/43	635,000	612
Diageo Capital PLC, 1.125%, 4/29/18	935,000	909
Diageo Capital PLC, 2.625%, 4/29/23	680,000	634
Diageo Capital PLC, 3.875%, 4/29/43	495,000	452
General Mills, Inc., 3.15%, 12/15/21	900,000	905
Heineken NV, 1.40%, 10/1/17 144A	430,000	428
Heineken NV, 2.75%, 4/1/23 144A	645,000	599
Kellogg Co., 3.25%, 5/21/18	375,000	392
Kraft Foods Group, Inc., 2.25%, 6/5/17	285,000	292
Kraft Foods Group, Inc., 5.375%, 2/10/20	480,000	547
Kraft Foods Group, Inc., 6.125%, 8/23/18	750,000	870
Mead Johnson Nutrition Co., 4.90%, 11/1/19	960,000	1,049
Mondelez International, Inc., 4.00%, 2/1/24	1,885,000	1,913
Mondelez International, Inc., 6.50%, 2/9/40	1,029,000	1,294
PepsiCo, Inc., 2.75%, 3/5/22	1,000,000	970
PepsiCo, Inc., 7.90%, 11/1/18	345,000	433
Pernod-Ricard SA, 5.75%, 4/7/21 144A	840,000	954
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	920,000	940
TreeHouse Foods, Inc., 4.875%, 3/15/22	310,000	312
WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	180,000	181
WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	240,000	241

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	200,000	201
WM Wrigley Jr. Co., 2.90%, 10/21/19 144A	475,000	479
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	305,000	308

Total		28,169

Foreign Agencies (0.4%)
Eksportfinans ASA, 2.00%, 9/15/15	3,000,000	2,977
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	222
Petroleos Mexicanos, 6.375%, 1/23/45 144A	420,000	453
Statoil ASA, 2.45%, 1/17/23	1,900,000	1,781
Statoil ASA, 2.90%, 11/8/20	1,865,000	1,882

Total		7,315

Healthcare (0.5%)
Express Scripts Holding Co., 2.65%, 2/15/17	545,000	564
Express Scripts Holding Co., 3.125%, 5/15/16	220,000	229
Express Scripts Holding Co., 3.50%, 11/15/16	900,000	953
Express Scripts Holding Co., 3.90%, 2/15/22	285,000	292
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	620,000	668
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	465,000	494
McKesson Corp., 2.284%, 3/15/19	515,000	511
McKesson Corp., 2.85%, 3/15/23	430,000	404
McKesson Corp., 4.883%, 3/15/44	245,000	248
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,239
Tenet Healthcare Corp., 4.375%, 10/1/21	1,255,000	1,211
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	405,000	402
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	325,000	324
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	360,000	370
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	235,000	253

Total		8,162

Insurance (1.1%)
Aetna, Inc., 1.50%, 11/15/17	140,000	140
Aetna, Inc., 2.75%, 11/15/22	395,000	371
American International Group, Inc., 3.375%, 8/15/20	2,280,000	2,328

Select Bond Portfolio

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
American International Group, Inc., 4.875%, 6/1/22	1,590,000	1,741
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	1,250,000	1,246
The Hartford Financial Services Group, Inc., 4.30%, 4/15/43	250,000	233
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	395,000	400
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	125,000	137
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,280
MetLife, Inc., 4.368%, 9/15/23	825,000	879
MetLife, Inc., 4.875%, 11/13/43	315,000	327
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	1,340,000	1,417
New York Life Global Funding, 2.45%, 7/14/16 144A	1,140,000	1,182
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	1,759,500	1,806
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	476
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	164
Prudential Financial, Inc., 6.20%, 11/15/40	1,662,000	2,011
UnitedHealth Group, Inc., 1.40%, 10/15/17	180,000	180
UnitedHealth Group, Inc., 2.75%, 2/15/23	210,000	198
UnitedHealth Group, Inc., 2.875%, 3/15/22	210,000	204
UnitedHealth Group, Inc., 3.95%, 10/15/42	90,000	81
UnitedHealth Group, Inc., 4.70%, 2/15/21	595,000	656
WellPoint, Inc., 3.125%, 5/15/22	105,000	100
WellPoint, Inc., 3.30%, 1/15/23	1,090,000	1,045
WellPoint, Inc., 3.70%, 8/15/21	45,000	46
WellPoint, Inc., 4.35%, 8/15/20	20,000	21

Total		18,669

Media (1.2%)
21st Century Fox America, Inc., 3.00%, 9/15/22	730,000	701
21st Century Fox America, Inc., 4.00%, 10/1/23	565,000	575
21st Century Fox America, Inc., 5.40%, 10/1/43	1,515,000	1,631
21st Century Fox America, Inc., 6.90%, 8/15/39	170,000	214
Comcast Corp., 2.85%, 1/15/23	2,725,000	2,627

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Media continued
Comcast Corp., 4.50%, 1/15/43	1,095,000	1,068
Comcast Corp., 4.65%, 7/15/42	1,095,000	1,092
Comcast Corp., 5.875%, 2/15/18	800,000	916
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	1,820,000	1,801
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	1,890,000	1,895
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	150,000	158
Discovery Communications LLC, 3.25%, 4/1/23	145,000	140
Discovery Communications LLC, 4.875%, 4/1/43	125,000	122
Discovery Communications LLC, 5.05%, 6/1/20	326,000	362
NBCUniversal Media LLC, 4.45%, 1/15/43	1,095,000	1,059
NBCUniversal Media LLC, 6.40%, 4/30/40	695,000	860
SES Global Americas Holdings GP, 2.50%, 3/25/19 144A	630,000	626
SES Global Americas Holdings GP, 5.30%, 3/25/44 144A	1,260,000	1,263
Time Warner Cable, Inc., 4.00%, 9/1/21	1,260,000	1,307
Time Warner Cable, Inc., 4.50%, 9/15/42	1,855,000	1,703
Time Warner Cable, Inc., 5.875%, 11/15/40	465,000	504

Total		20,624

Metals & Mining (0.7%)
Barrick North America Finance LLC, 4.40%, 5/30/21	820,000	826
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	435
BHP Billiton Finance USA, Ltd., 3.85%, 9/30/23	2,065,000	2,115
FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	1,875,000	2,020
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	1,705,000	1,677
Goldcorp, Inc., 3.70%, 3/15/23	200,000	189
Newmont Mining Corp., 3.50%, 3/15/22	305,000	277

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Newmont Mining Corp., 6.25%, 10/1/39	145,000	140
Plains Exploration & Production Co., 6.125%, 6/15/19	550,000	607
Plains Exploration & Production Co., 6.50%, 11/15/20	385,000	424
Plains Exploration & Production Co., 6.75%, 2/1/22	685,000	757
Plains Exploration & Production Co., 6.875%, 2/15/23	550,000	612
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	900,000	948
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	293
Teck Resources, Ltd., 3.00%, 3/1/19	170,000	170

Total		11,490

Oil & Gas (1.0%)
BP Capital Markets PLC, 1.846%, 5/5/17	1,230,000	1,249
BP Capital Markets PLC, 2.50%, 11/6/22	2,155,000	2,009
BP Capital Markets PLC, 4.50%, 10/1/20	295,000	321
BP Capital Markets PLC, 4.75%, 3/10/19	1,936,000	2,152
Cenovus Energy, Inc., 4.45%, 9/15/42	1,255,000	1,190
Chevron Corp., 1.718%, 6/24/18	620,000	618
Chevron Corp., 2.427%, 6/24/20	300,000	298
Chevron Corp., 3.191%, 6/24/23	930,000	919
Husky Energy, Inc., 3.95%, 4/15/22	1,355,000	1,390
Husky Energy, Inc., 7.25%, 12/15/19	195,000	239
Petro-Canada, 6.05%, 5/15/18	480,000	553
Shell International Finance BV, 1.90%, 8/10/18	930,000	931
Shell International Finance BV, 4.30%, 9/22/19	2,303,000	2,542
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	270
Total Capital International SA, 1.50%, 2/17/17	480,000	487
Total Capital SA, 2.125%, 8/10/18	930,000	939
Total Capital SA, 4.45%, 6/24/20	1,440,000	1,583

Total		17,690

Pharmaceuticals (1.3%)
AbbVie, Inc., 1.75%, 11/6/17	1,760,000	1,766
AbbVie, Inc., 2.90%, 11/6/22	1,085,000	1,044

Select Bond Portfolio

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Actavis, Inc., 1.875%, 10/1/17	135,000	134
Actavis, Inc., 3.25%, 10/1/22	360,000	345
Amgen, Inc., 3.875%, 11/15/21	1,500,000	1,565
Forest Laboratories, Inc., 5.00%, 12/15/21 144A	940,000	994
Gilead Sciences, Inc., 2.05%, 4/1/19	445,000	441
Gilead Sciences, Inc., 3.70%, 4/1/24	930,000	930
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	541
Merck & Co., Inc., 2.80%, 5/18/23	625,000	594
Merck & Co., Inc., 3.875%, 1/15/21	2,145,000	2,289
Merck & Co., Inc., 4.75%, 3/1/15	500,000	520
Merck & Co., Inc., 5.75%, 11/15/36	250,000	299
Merck & Co., Inc., 6.40%, 3/1/28	125,000	156
Mylan, Inc., 3.125%, 1/15/23 144A	830,000	786
Mylan, Inc., 5.40%, 11/29/43	1,070,000	1,111
The Novartis Capital Corp., 2.40%, 9/21/22	1,860,000	1,758
The Novartis Capital Corp., 4.40%, 5/6/44	1,260,000	1,271
Perrigo Co., PLC, 2.30%, 11/8/18 144A	315,000	312
Perrigo Co., PLC, 4.00%, 11/15/23 144A	490,000	490
Perrigo Co., PLC, 5.30%, 11/15/43 144A	400,000	421
Pfizer, Inc., 5.35%, 3/15/15	450,000	470
Roche Holdings, Inc., 6.00%, 3/1/19 144A	408,000	479
Sanofi-Aventis SA, 2.625%, 3/29/16	1,750,000	1,818
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	920,000	855
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	1,045,000	998
Wyeth LLC, 5.50%, 2/15/16	35,000	38

Total		22,425

Pipelines (1.7%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	137
El Paso LLC, 7.00%, 6/15/17	420,000	474
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	500,000	446
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	2,660,000	2,817

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Enbridge, Inc., 4.00%, 10/1/23	1,230,000	1,232
Energy Transfer Partners LP, 4.15%, 10/1/20	840,000	867
Energy Transfer Partners LP, 4.65%, 6/1/21	460,000	484
Energy Transfer Partners LP, 6.05%, 6/1/41	1,205,000	1,306
Energy Transfer Partners LP, 6.70%, 7/1/18	440,000	511
EnLink Midstream Partners LP, 4.40%, 4/1/24	650,000	663
EnLink Midstream Partners LP, 5.60%, 4/1/44	715,000	755
Enterprise Products Operating LLC, 4.85%, 3/15/44	1,265,000	1,262
Enterprise Products Operating LLC, 5.10%, 2/15/45	880,000	910
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	1,150,000	1,293
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	226
Kinder Morgan Energy Partners, L.P., 3.50%, 3/1/21	1,055,000	1,051
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	1,430,000	1,548
Magellan Midstream Partners LP, 5.15%, 10/15/43	610,000	641
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	524
NiSource Finance Corp., 5.80%, 2/1/42	1,530,000	1,648
NiSource Finance Corp., 6.125%, 3/1/22	250,000	288
Oneok Partners LP, 5.00%, 9/15/23	615,000	659
Oneok Partners LP, 6.20%, 9/15/43	695,000	796
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	257
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	625,000	648
Spectra Energy Partners LP, 4.75%, 3/15/24	1,415,000	1,491
Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24	295,000	294
Sunoco Logistics Partners Operations LP, 5.30%, 4/1/44	1,540,000	1,537
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 144A	1,560,000	1,447

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Western Gas Partners LP, 5.45%, 4/1/44	1,265,000	1,290
Williams Partners LP, 3.35%, 8/15/22	235,000	225
Williams Partners LP, 4.00%, 11/15/21	225,000	229
Williams Partners LP, 4.125%, 11/15/20	90,000	93
Williams Partners LP, 5.40%, 3/4/44	1,045,000	1,072
Williams Partners LP, 5.80%, 11/15/43	190,000	205

Total		29,326

Real Estate Investment Trusts (1.6%)
ARC Properties Operating Partnership LP/Clark Acquisition LLC., 3.00%, 2/6/19 144A	945,000	941
ARC Properties Operating Partnership LP/Clark Acquisition LLC., 4.60%, 2/6/24 144A	945,000	945
AvalonBay Communities, Inc., 2.85%, 3/15/23	350,000	328
Boston Properties LP, 3.125%, 9/1/23	320,000	300
Boston Properties LP, 3.80%, 2/1/24	625,000	620
BRE Properties, Inc., 3.375%, 1/15/23	925,000	877
BRE Properties, Inc., 5.20%, 3/15/21	810,000	887
BRE Properties, Inc., 5.50%, 3/15/17	360,000	399
CBL & Associates LP, 5.25%, 12/1/23	1,675,000	1,724
Corporate Office Properties LP, 3.60%, 5/15/23	1,285,000	1,188
Corporate Office Properties LP, 5.25%, 2/15/24	1,230,000	1,283
DDR Corp., 4.625%, 7/15/22	355,000	372
DDR Corp., 4.75%, 4/15/18	880,000	954
Duke Realty LP, 3.875%, 2/15/21	1,875,000	1,879
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,143
Essex Portfolio LP, 3.625%, 8/15/22	1,885,000	1,841
HCP, Inc., 4.20%, 3/1/24	210,000	213
HCP, Inc., 4.25%, 11/15/23	885,000	905
Health Care REIT, Inc., 3.625%, 3/15/16	440,000	462
Lexington Realty Trust, 4.25%, 6/15/23	2,315,000	2,242
Mid-America Apartments LP, 6.05%, 9/1/16 144A	255,000	280
Piedmont Operating Partnership LP, 3.40%, 6/1/23	2,085,000	1,931

Select Bond Portfolio

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Piedmont Operating Partnership LP, 4.45%, 3/15/24	1,125,000	1,123
Realty Income Corp., 4.65%, 8/1/23	1,145,000	1,198
Simon Property Group LP, 3.375%, 3/15/22	1,200,000	1,213
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	250,000	259
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	165,000	178
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	362
WP Carey, Inc., 4.60%, 4/1/24	1,895,000	1,894

Total		27,941

Services (0.2%)
QVC, Inc., 3.125%, 4/1/19 144A	290,000	288
QVC, Inc., 4.85%, 4/1/24 144A	655,000	664
Republic Services, Inc., 5.25%, 11/15/21	515,000	576
Waste Management, Inc., 2.90%, 9/15/22	740,000	706
Waste Management, Inc., 4.60%, 3/1/21	655,000	710

Total		2,944

Technology (0.8%)
Apple, Inc., 1.00%, 5/3/18	990,000	960
Cisco Systems, Inc., 2.125%, 3/1/19	1,890,000	1,882
Fidelity National Information Services, Inc., 3.50%, 4/15/23	635,000	603
Fidelity National Information Services, Inc., 5.00%, 3/15/22	1,500,000	1,569
Hewlett-Packard Co., 2.75%, 1/14/19	1,260,000	1,268
Hewlett-Packard Co., 4.65%, 12/9/21	625,000	661
International Business Machines Corp., 1.95%, 7/22/16	540,000	556
International Business Machines Corp., 2.00%, 1/5/16	980,000	1,005
Micron Technology, Inc., 5.875%, 2/15/22 144A	560,000	587
Microsoft Corp., 0.875%, 11/15/17	340,000	335
Microsoft Corp., 3.75%, 5/1/43	935,000	838
NCR Corp., 4.625%, 2/15/21	750,000	754
NCR Corp., 5.875%, 12/15/21 144A	250,000	263
Oracle Corp., 2.375%, 1/15/19	1,575,000	1,594
Oracle Corp., 2.50%, 10/15/22	900,000	846

Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Xerox Corp., 4.25%, 2/15/15	400,000	412

Total		14,133

Telecommunications (1.7%)
America Movil SAB de CV, 2.375%, 9/8/16	705,000	725
America Movil SAB de CV, 5.00%, 3/30/20	780,000	855
American Tower Corp., 5.00%, 2/15/24	1,945,000	2,026
American Tower Corp., 7.00%, 10/15/17	300,000	348
AT&T, Inc., 2.625%, 12/1/22	1,875,000	1,743
AT&T, Inc., 2.95%, 5/15/16	1,310,000	1,364
AT&T, Inc., 3.00%, 2/15/22	1,000,000	971
AT&T, Inc., 5.55%, 8/15/41	1,260,000	1,323
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	880,000	856
CenturyLink, Inc., 5.15%, 6/15/17	665,000	713
Qwest Corp., 6.50%, 6/1/17	920,000	1,041
Rogers Communications, Inc., 4.10%, 10/1/23	385,000	395
Rogers Communications, Inc., 5.00%, 3/15/44	1,260,000	1,269
Rogers Communications, Inc., 5.45%, 10/1/43	685,000	727
Sprint Communications, Inc., 6.00%, 11/15/22	935,000	952
Telefonica Emisiones SAU, 3.729%, 4/27/15	855,000	880
T-Mobile USA, Inc., 6.542%, 4/28/20	625,000	673
T-Mobile USA, Inc., 6.633%, 4/28/21	470,000	505
T-Mobile USA, Inc., 6.731%, 4/28/22	220,000	236
T-Mobile USA, Inc., 6.836%, 4/28/23	190,000	204
Verizon Communications, Inc., 2.45%, 11/1/22	1,250,000	1,139
Verizon Communications, Inc., 4.50%, 9/15/20	1,875,000	2,036
Verizon Communications, Inc., 5.15%, 9/15/23	1,565,000	1,713
Verizon Communications, Inc., 6.25%, 4/1/37	425,000	494
Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,392
Verizon Communications, Inc., 6.40%, 9/15/33	1,805,000	2,143
Verizon Communications, Inc., 6.55%, 9/15/43	2,480,000	3,018

Total		29,741

	Corporate Bonds (29.0%)	Shares/ $ Par	Value $ (000’s)

	Transportation (0.5%)
	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	1,950,000	1,894
	Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	685,000	656
	Burlington Northern Santa Fe LLC, 4.90%, 4/1/44	575,000	592
	Canadian National Railway Co., 5.85%, 11/15/17	120,000	137
	CSX Corp., 3.70%, 10/30/20	115,000	119
	CSX Corp., 3.70%, 11/1/23	530,000	525
	CSX Corp., 4.25%, 6/1/21	315,000	335
	CSX Corp., 5.60%, 5/1/17	725,000	812
	FedEx Corp., 4.90%, 1/15/34	735,000	755
	FedEx Corp., 5.10%, 1/15/44	515,000	534
	Norfolk Southern Corp., 2.903%, 2/15/23	1,099,000	1,046
	Union Pacific Corp., 2.25%, 2/15/19	420,000	420
	Union Pacific Corp., 4.30%, 6/15/42	1,255,000	1,208

	Total		9,033

	Yankee Sovereign (0.0%)
	Mexico Government International Bond, 5.55%, 1/21/45	650,000	691

	Total		691

	Total Corporate Bonds
	(Cost: $493,257)		507,804

	Governments (29.3%)

	Governments (29.3%)
	Federal Home Loan Mortgage Corp., 4.375%, 7/17/15	8,770,000	9,239
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,273
	US Department of Housing & Urban Development, 6.17%, 8/1/14	410,000	411
(g)	US Treasury, 0.25%, 12/31/15	232,660,000	232,351
	US Treasury, 0.375%, 3/31/16	35,125,000	35,087
(g)	US Treasury, 1.50%, 12/31/18	92,030,000	91,340
	US Treasury, 1.625%, 3/31/19	95,340,000	94,856
	US Treasury, 2.875%, 5/15/43	24,545,000	21,423
	US Treasury Stripped, 0.00%, 5/15/34	51,870,000	25,009

	Total Governments
	(Cost: $511,994)		511,989

Select Bond Portfolio

Municipal Bonds (1.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (1.9%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,930,000	2,142
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	100,000	129
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,648
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	551
The City of New York, Series C-1, 5.517%, 10/1/37 GO	870,000	978
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	1,883
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,755,000	2,020
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	290,000	330
Energy Northwest, Series E, 2.197%, 7/1/19 RB	1,685,000	1,674
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	15,000	15
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	55,000	55
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	2,480,000	2,465
The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	339
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	875,000	1,132
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,400,000	2,764
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	285,000	361
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	768

Municipal Bonds (1.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,830,000	4,055
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	1,087
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	732
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	203
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	1,510,000	1,549
State of California, Series A, 4.988%, 4/1/39 GO	1,440,000	1,438
State of California, Series 2010, 5.70%, 11/1/21 GO	1,140,000	1,331
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,970,000	2,105
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	556
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	1,230,000	1,518

Total Municipal Bonds
(Cost: $30,790)		33,828

Structured Products (37.0%)

Structured Products (37.0%)
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A2, 1.976%, 6/1/21	2,000,000	1,979
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3, 2.845%, 3/1/26	1,040,000	1,010
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.149%, 2/14/43 IO	2,704,062	69
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, 4.75%, 6/11/41	2,985,000	3,081
Capital Auto Receivables Asset Trust, Series 2013-4, Class A2x, 0.85%, 2/21/17	415,000	415

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Capital Auto Receivables Asset Trust/Ally, Series 2014-1, Class A, 0.96%, 4/20/17	2,450,000	2,453
CenterPoint Energy Transition Bond Co., Series 2012-1, Class A2, 2.161%, 10/15/21	1,425,000	1,424
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	3,500,000	3,498
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	3,065,000	3,065
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	5,295,000	5,338
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	3,325,000	3,342
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	158,013	160
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	1,040,000	1,052
Commercial Mortgage Pass-Through Certificates, Series 2014-LC15, Class A4, 4.006%, 4/10/47	4,650,000	4,782
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,357,216	1,433
CSMC Trust, Series 2013-IVR4, Class A6, 2.50%, 7/25/43	2,892,853	2,841
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	3,400,000	3,404
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.605%, 5/15/18	5,500,000	5,504
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.961%, 2/15/31 IO	5,001,628	47
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.167%, 10/15/30 IO 144A	3,316,220	16
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	4,962,555	5,039
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.487%, 8/25/20 IO	24,968,361	1,759

Select Bond Portfolio

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	2,642,303	2,557
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	3,073,334	3,075
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	414,623	430
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	875,455	899
Federal Home Loan Mortgage Corp., 3.00%, 8/1/26	2,583,788	2,654
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	1,215,683	1,249
Federal Home Loan Mortgage Corp., 3.00%, 12/1/26	268,721	276
Federal Home Loan Mortgage Corp., 3.00%, 1/1/27	2,674,529	2,747
Federal Home Loan Mortgage Corp., 3.00%, 4/1/27	1,731,319	1,778
Federal Home Loan Mortgage Corp., 3.00%, 10/1/42	591,561	571
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	7,543,788	7,283
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	10,205,805	9,853
Federal Home Loan Mortgage Corp., 3.00%, 2/1/43	3,959,068	3,822
Federal Home Loan Mortgage Corp., 3.00%, 4/1/43	44,873,895	43,323
Federal Home Loan Mortgage Corp., Series K030, Class A2, 3.25%, 4/25/23	3,085,000	3,109
Federal Home Loan Mortgage Corp., 3.32%, 2/25/23	3,425,000	3,472
Federal Home Loan Mortgage Corp., 3.50%, 1/1/21	48,713	51
Federal Home Loan Mortgage Corp., 3.50%, 1/1/26	1,751,552	1,834
Federal Home Loan Mortgage Corp., 3.50%, 4/1/26	2,136,624	2,237
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	3,099,979	3,246
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	1,510,361	1,582

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,055,728	1,062
Federal Home Loan Mortgage Corp., 3.50%, 12/1/41	1,812,129	1,823
Federal Home Loan Mortgage Corp., 3.50%, 3/1/42	448,049	451
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	1,359,216	1,367
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	82,230	83
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	1,666,863	1,677
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	17,188,873	17,288
Federal Home Loan Mortgage Corp., 4.00%, 9/1/20	5,837	6
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	215,867	228
Federal Home Loan Mortgage Corp., 4.00%, 7/1/24	203,534	216
Federal Home Loan Mortgage Corp., 4.00%, 2/1/25	285,614	302
Federal Home Loan Mortgage Corp., 4.00%, 6/1/25	290,619	308
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	3,888,485	4,118
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	1,408,412	1,492
Federal Home Loan Mortgage Corp., 4.00%, 12/1/26	136,876	145
Federal Home Loan Mortgage Corp., 4.00%, 8/1/31	658,499	694
Federal Home Loan Mortgage Corp., 4.00%, 11/1/40	2,363,323	2,453
Federal Home Loan Mortgage Corp., 4.00%, 12/1/40	5,394,617	5,598
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	7,390,891	7,671
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	11,701,119	12,144
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	7,562,907	7,847
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	2,904,468	3,015

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	1,348,331	1,399
Federal Home Loan Mortgage Corp., 4.00%, 10/1/43	4,362,699	4,528
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	314,004	332
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	613,415	650
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	97,277	98
Federal Home Loan Mortgage Corp., 4.50%, 7/1/39	275,117	294
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	1,266,274	1,351
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	810,107	868
Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	3,639,454	3,883
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	1,805,541	1,932
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	5,041,293	5,373
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	254,602	272
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	424,977	453
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	12,934,473	13,799
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	83,742	89
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	529,441	564
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	117,268	127
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	381,083	410
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	92,566	98
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	1,455,199	1,596
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	578,191	635

Select Bond Portfolio

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	4,792,139	5,256
Federal Home Loan Mortgage Corp., 5.00%, 4/1/36	2,457,371	2,673
Federal Home Loan Mortgage Corp., 5.00%, 11/1/38	5,566,924	6,039
Federal Home Loan Mortgage Corp., 5.00%, 12/1/38	185,648	201
Federal Home Loan Mortgage Corp., 5.00%, 1/1/39	2,515,101	2,729
Federal Home Loan Mortgage Corp., 5.00%, 2/1/39	342,298	371
Federal Home Loan Mortgage Corp., 5.00%, 9/1/39	1,494,276	1,621
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	82,244	90
Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	815,460	895
Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	3,689,611	4,007
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	1,663,922	1,808
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	116,257	128
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	161,671	176
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	491,433	535
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	2,010,541	2,182
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	148,011	160
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	548,397	591
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	108,664	116
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	681,999	738
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	31,461	33
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	361,474	385
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	356,187	394

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	1,186,084	1,308
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	1,438,058	1,586
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	210,408	231
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	5,116,262	5,517
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	664,788	729
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	128,447	143
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	7,025	8
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	47,918	53
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	278,484	309
Federal Home Loan Mortgage Corp., 6.00%, 11/1/37	399,785	444
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	960,767	1,065
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	240,272	266
Federal Home Loan Mortgage Corp., 6.00%, 3/1/38	123,480	137
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	2,157,587	2,395
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	67,602	77
Federal Home Loan Mortgage Corp. TBA, 3.00%, 5/1/27	2,940,000	3,009
Federal Home Loan Mortgage Corp. TBA, 3.00%, 5/1/43	3,100,000	2,979
Federal Home Loan Mortgage Corp. TBA, 3.50%, 5/1/41	24,360,000	24,394
Federal Home Loan Mortgage Corp. TBA, 4.00%, 5/1/41	21,480,000	22,206
Federal Home Loan Mortgage Corp. TBA, 4.50%, 5/1/39	12,670,000	13,449
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	249,175	238

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 1.75%, 3/25/28	1,559,863	1,493
Federal National Mortgage Association, 2.50%, 7/1/27	3,575,925	3,585
Federal National Mortgage Association, 2.50%, 8/1/27	2,183,407	2,189
Federal National Mortgage Association, 2.50%, 8/1/28	3,481,002	3,482
Federal National Mortgage Association, 2.96%, 5/1/22	525,000	529
Federal National Mortgage Association, 3.00%, 10/1/26	89,154	92
Federal National Mortgage Association, 3.00%, 3/1/27	1,461,167	1,503
Federal National Mortgage Association, 3.00%, 4/1/27	875,319	900
Federal National Mortgage Association, 3.00%, 6/1/27	2,443,740	2,513
Federal National Mortgage Association, 3.00%, 9/1/28	1,855,515	1,908
Federal National Mortgage Association, 3.00%, 11/1/42	2,092,610	2,022
Federal National Mortgage Association, 3.00%, 2/1/43	4,553,903	4,401
Federal National Mortgage Association, 3.00%, 5/1/44	2,090,000	2,011
Federal National Mortgage Association, 3.50%, 9/1/23	511,453	526
Federal National Mortgage Association, 3.50%, 1/1/26	433,319	455
Federal National Mortgage Association, 3.50%, 4/1/26	1,383,781	1,452
Federal National Mortgage Association, 3.50%, 9/1/26	2,067,566	2,169
Federal National Mortgage Association, 3.50%, 11/1/41	935,330	942
Federal National Mortgage Association, 3.50%, 12/1/41	1,127,437	1,135
Federal National Mortgage Association, 3.50%, 2/1/42	5,479,800	5,517
Federal National Mortgage Association, 3.50%, 6/1/42	3,777,227	3,803
Federal National Mortgage Association, 3.50%, 10/1/42	12,165,824	12,248

Select Bond Portfolio

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.50%, 5/1/43	6,930,101	6,977
Federal National Mortgage Association, 3.50%, 6/1/43	11,360,339	11,438
Federal National Mortgage Association, 3.50%, 7/1/43	959,104	966
Federal National Mortgage Association, 3.53%, 9/1/23	625,000	644
Federal National Mortgage Association, 3.61%, 9/1/23	275,000	285
Federal National Mortgage Association, 3.67%, 8/1/23	89,318	93
Federal National Mortgage Association, 3.73%, 8/1/23	431,571	450
Federal National Mortgage Association, 4.00%, 4/1/26	924,043	981
Federal National Mortgage Association, 4.00%, 5/1/26	1,210,780	1,283
Federal National Mortgage Association, 4.00%, 10/1/41	2,413,501	2,509
Federal National Mortgage Association, 4.00%, 12/1/41	2,865,178	2,979
Federal National Mortgage Association, 4.00%, 1/1/42	1,355,947	1,410
Federal National Mortgage Association, 4.00%, 12/1/43	1,488,534	1,549
Federal National Mortgage Association, 4.50%, 6/1/19	1,499,194	1,590
Federal National Mortgage Association, 4.50%, 8/1/19	149,712	159
Federal National Mortgage Association, 4.50%, 12/1/19	134,021	144
Federal National Mortgage Association, 4.50%, 7/1/20	276,183	295
Federal National Mortgage Association, 4.50%, 9/1/20	598,632	635
Federal National Mortgage Association, 4.50%, 9/1/24	904,345	959
Federal National Mortgage Association, 4.50%, 11/1/40	1,103,930	1,179
Federal National Mortgage Association, 4.50%, 1/1/41	1,842,782	1,972
Federal National Mortgage Association, 4.50%, 2/1/41	1,646,799	1,758

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 3/1/41	297,680	318
Federal National Mortgage Association, 4.50%, 4/1/41	297,286	317
Federal National Mortgage Association, 4.50%, 5/1/41	13,736,601	14,664
Federal National Mortgage Association, 4.50%, 8/1/41	6,671,649	7,118
Federal National Mortgage Association, 5.00%, 3/1/20	513,247	555
Federal National Mortgage Association, 5.00%, 5/1/20	1,335,411	1,436
Federal National Mortgage Association, 5.00%, 3/1/34	157,328	172
Federal National Mortgage Association, 5.00%, 11/1/35	2,490,048	2,717
Federal National Mortgage Association, 5.00%, 4/1/38	359,058	391
Federal National Mortgage Association, 5.00%, 4/1/41	5,504,631	6,008
Federal National Mortgage Association, 5.32%, 4/1/14	239,981	241
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	316,147	316
Federal National Mortgage Association, 5.50%, 4/1/21	333,801	363
Federal National Mortgage Association, 5.50%, 9/1/34	235,059	261
Federal National Mortgage Association, 5.50%, 3/1/35	1,333,914	1,480
Federal National Mortgage Association, 5.50%, 7/1/35	303,232	335
Federal National Mortgage Association, 5.50%, 8/1/35	487,371	541
Federal National Mortgage Association, 5.50%, 9/1/35	4,415,048	4,898
Federal National Mortgage Association, 5.50%, 10/1/35	1,038,535	1,154
Federal National Mortgage Association, 5.50%, 11/1/35	3,435,686	3,812
Federal National Mortgage Association, 5.50%, 1/1/36	2,045,079	2,272

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 2/1/37	1,048,671	1,162
Federal National Mortgage Association, 5.50%, 3/1/37	290,344	322
Federal National Mortgage Association, 5.50%, 5/1/37	463,698	514
Federal National Mortgage Association, 5.50%, 6/1/37	100,162	111
Federal National Mortgage Association, 5.50%, 2/1/38	1,545,494	1,712
Federal National Mortgage Association, 5.50%, 3/1/38	219,895	243
Federal National Mortgage Association, 5.50%, 4/1/38	2,474,218	2,741
Federal National Mortgage Association, 5.50%, 5/1/38	3,234,717	3,583
Federal National Mortgage Association, 5.50%, 6/1/38	1,136,071	1,259
Federal National Mortgage Association, 6.00%, 5/1/35	47,668	53
Federal National Mortgage Association, 6.00%, 6/1/35	9,870	11
Federal National Mortgage Association, 6.00%, 7/1/35	1,141,709	1,284
Federal National Mortgage Association, 6.00%, 10/1/35	390,871	435
Federal National Mortgage Association, 6.00%, 11/1/35	597,782	667
Federal National Mortgage Association, 6.00%, 6/1/36	825,681	922
Federal National Mortgage Association, 6.00%, 9/1/36	399,194	444
Federal National Mortgage Association, 6.00%, 1/1/37	2,379	3
Federal National Mortgage Association, 6.00%, 6/1/37	4,136	4
Federal National Mortgage Association, 6.00%, 10/1/37	2,626	3
Federal National Mortgage Association, 6.00%, 11/1/37	2,087,906	2,331
Federal National Mortgage Association, 6.00%, 12/1/37	1,451,864	1,614
Federal National Mortgage Association, 6.00%, 6/1/38	1,051,294	1,169

Select Bond Portfolio

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 10/1/38	1,561,131	1,739
Federal National Mortgage Association, 6.00%, 4/1/40	1,190,174	1,324
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	2,344,111	2,607
Federal National Mortgage Association, 6.50%, 10/1/36	248,988	279
Federal National Mortgage Association, 6.50%, 7/1/37	2,607,557	2,925
Federal National Mortgage Association, 6.50%, 9/1/37	1,390,033	1,562
Federal National Mortgage Association, 6.75%, 4/25/18	68,225	70
Federal National Mortgage Association TBA, 2.50%, 5/1/28	3,990,000	3,976
Federal National Mortgage Association TBA, 5.00%, 5/1/41	920,000	1,001
Ford Credit Auto Lease Trust, Series 2014-A, Class A3, 0.68%, 4/17/17	900,000	900
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	775,000	774
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.57%, 10/15/17	1,100,000	1,101
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	2,775,000	2,775
Ford Credit Auto Owner Trust, Series 2013-D, Class A4, 1.11%, 2/15/19	1,900,000	1,896
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	3,090,000	3,116
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	3,375,000	3,374
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	1,960,000	1,999
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	1,000,000	996
Freddie Mac Gold Pool, 3.00%, 7/1/43	285,081	275
Freddie Mac Gold Pool, 3.00%, 8/1/43	2,100,204	2,028

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GE Capital Credit Card Master Note Trust, Series 2012-1, Class B, 1.62%, 1/15/18	7,000,000	7,020
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	1,040,000	1,041
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	6,205,000	6,282
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class CSA, 5.286%, 12/17/39 144A	600,000	641
Government National Mortgage Association, 5.50%, 10/15/31	12,276	14
Government National Mortgage Association, 5.50%, 11/15/31	4,917	5
Government National Mortgage Association, 5.50%, 12/15/31	52,708	58
Government National Mortgage Association, 5.50%, 1/15/32	26,486	30
Government National Mortgage Association, 5.50%, 2/15/32	13,283	15
Government National Mortgage Association, 5.50%, 3/15/32	61,909	68
Government National Mortgage Association, 5.50%, 7/15/32	4,140	5
Government National Mortgage Association, 5.50%, 9/15/32	740,218	821
GS Mortgage Securities Trust, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	2,736,599	2,649
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	1,410,000	1,411
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	670,000	674
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 2/15/18	2,000,000	2,014
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	1,490,000	1,551
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.143%, 12/15/47	3,000,000	2,915

Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	2,900,000	3,166
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 5.845%, 4/15/45	4,350,000	4,762
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	3,343,616	3,564
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC20, Class AM, 5.904%, 2/12/51	1,200,000	1,355
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A3, 1.06%, 11/15/17	4,500,000	4,531
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.00%, 9/25/19	171,720	175
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	249,532	253
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	199,799	208
Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A3, 0.62%, 7/15/16	825,000	825
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.224%, 1/25/37	1,176,723	544
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.283%, 11/12/37	2,140,000	2,274
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	213,239	228
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, 5.856%, 9/12/49	4,060,000	4,541
Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	950,000	951
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	2,606,384	2,749
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	89,819	92

Select Bond Portfolio

	Structured Products (37.0%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	2,486,298	2,332
	Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	1,184,448	1,208
	Toyota Auto Receivables Trust, Series 2013-B, Class A4, 1.46%, 1/15/19	3,500,000	3,538
	Trade MAPS, Ltd., Series 2013-1A, Class A, 0.854%, 12/10/18	6,125,000	6,144
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	3,330,000	3,626
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	3,330,000	3,574
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.612%, 12/25/34	626,103	642
	World Omni Auto Receivables Trust, Series 2013-B, Class A3, 0.83%, 8/15/18	495,000	495

	Total Structured Products
	(Cost: $638,195)		646,963

	Short-Term Investments (10.9%)

	Commercial Paper (10.9%)
(b)	Alpine Securitization, 0.11%, 4/28/14	1,600,000	1,600
	Atlantic Asset Sec LLC, 0.13%, 4/16/14	10,000,000	9,999
(b)	Atlantic Asset Sec LLC, 0.14%, 4/4/14	10,000,000	10,000
(b)	Cox Enterprises, Inc., 0.20%, 4/1/14 144A	11,300,000	11,300
	Credit Suisse of New York, 0.199%, 7/25/14	10,000,000	9,999
(b)	Duke Energy Corp., 0.19%, 4/4/14 144A	10,000,000	10,000
(b)	Federal Home Loan Bank, 0.07%, 5/23/14	2,000,000	1,999
(b)	General Electric Capital Corp., 0.937%, 4/24/14	10,000,000	10,003
(b)	General Mills, Inc., 0.10%, 4/4/14 144A	10,000,000	10,000
	Govco LLC, 0.12%, 4/16/14	8,500,000	8,500
(b)	John Deere Bank Sa, 0.07%, 4/2/14	10,000,000	10,000
(b)	John Deere Bank Sa, 0.08%, 4/4/14 144A	10,000,000	10,000
(b)	Liberty Street Funding LLC, 0.13%, 4/11/14 144A	10,000,000	10,000

	Short-Term Investments (10.9%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
	Liberty Street Funding LLC, 0.16%, 5/23/14 144A	10,000,000	9,998
(b)	Lowe’s Cos., Inc., 0.17%, 4/1/14	10,000,000	10,000
(b)	Lowe’s Cos., Inc., 0.18%, 4/2/14	10,000,000	10,000
(b)	Roche Holdings, Inc., 0.07%, 4/10/14 144A	10,000,000	10,000
	Sheffield Receivables Corp., 0.10%, 4/8/14 144A	6,000,000	6,000
(b)	Sheffield Receivables Corp., 0.10%, 4/10/14 144A	10,300,000	10,300
	Staples, Inc., 0.21%, 4/1/14 144A	10,000,000	10,000
	Wal-mart Stores, Inc., 0.07%, 4/28/14	10,000,000	9,999

	Total		189,697

	Total Short-Term Investments
	(Cost: $189,695)		189,697

	Total Investments (108.1%)
	(Cost: $1,863,931)(a)		1,890,281

	Other Assets, Less
	Liabilities (-8.1%)		(142,393)

	Net Assets (100.0%)		1,747,888

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144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $167,269 representing 9.6% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $1,863,931 and the net unrealized appreciation of investments based on that cost was $26,350 which is comprised of $37,054 aggregate gross unrealized appreciation and $10,704 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2014, $6,415)	48	6/14	$21
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2014, $21,402)	172	6/14	160
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2014, $24,054)	169	6/14	(362)

(d)	Defaulted Security

(g)	All or portion of the securities have been loaned.

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The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency
Bonds	$-	$511,989	$-
Municipal Bonds	-	33,828	-
Corporate Bonds	-	507,804	-
Structured Products	-	634,537	12,426
Short-Term Investments	-	189,697	-
Other Financial Instruments^
Futures	181	-	-
Liabilities:
Other Financial Instruments^
Futures	(362)	-	-
Total	$(181)	$1,877,855	$12,426

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the quarter ended March 31, 2014, there were transfers from Level 3 to Level 2 in the amount of $6,080 thousand. The transfers were the result of an increase in the quantity of observable inputs for a security that is priced by a third party vendor.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2014. (Amounts in thousands)

Net Change in
Unrealized
Appreciation/
						Change in	Transfers	Transfers		(Depreciation)
	Market			Accrued	Realized	Unrealized	in at	out at	Market	on Invetments
	Value	Net	Net	Discounts/	Gain/	Appreciation	Market	Market	Value	Held at
Category	12/31/13	Purchases	Sales	(Premiums)	(Loss)	(Depreciation)	Value	Value	03/31/14	03/31/14
Structured Products	$18,660	$-	$228		$-	$74		$6,080	$12,426	$74

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

Governments (97.2%)	Shares/ $ Par	Value $ (000’s)

Governments (97.2%)
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	119
Federal National Mortgage Association, 6.25%, 5/15/29	2,000,000	2,630
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	995
Financing Corp., 8.60%, 9/26/19	700,000	916
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	453
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,141
Israel Government AID Bond, 0.00%, 2/15/23	100,000	75
Israel Government AID Bond, 0.00%, 5/15/23	500,000	372
Israel Government AID Bond, 5.50%, 9/18/23	800,000	947
Israel Government AID Bond, 5.50%, 12/4/23	300,000	356
Israel Government AID Bond, 5.50%, 4/26/24	100,000	119
Israel Government AID Bond, 5.50%, 9/18/33	300,000	365
Residual Funding Corp. Stripped, 0.00%, 10/15/19	300,000	266
Residual Funding Corp. Stripped, 0.00%, 10/15/20	2,000,000	1,696
Residual Funding Corp. Stripped, 0.00%, 4/15/30	4,800,000	2,652
Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	611
Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	241
Tennessee Valley Authority, 4.625%, 9/15/60	300,000	293
Tennessee Valley Authority Stripped, 0.00%, 5/1/30	500,000	246
US Treasury, 0.09%, 1/31/16	2,700,000	2,699
US Treasury, 0.25%, 2/28/15	100,000	100
US Treasury, 2.00%, 11/15/21	1,300,000	1,261

Governments (97.2%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 2.75%, 11/15/23	100,000	100
US Treasury, 2.75%, 2/15/24	400,000	401
US Treasury, 2.75%, 11/15/42	600,000	511
US Treasury, 3.125%, 11/15/41	8,000,000	7,415
US Treasury, 3.125%, 2/15/42	14,000,000	12,959
US Treasury, 3.125%, 2/15/43	2,050,000	1,887
US Treasury, 3.625%, 8/15/43	500,000	506
US Treasury, 3.75%, 11/15/43	11,300,000	11,699
US Treasury, 4.25%, 11/15/40	11,350,000	12,857
US Treasury, 6.125%, 8/15/29	600,000	818
US Treasury, 6.25%, 5/15/30	9,300,000	12,907
US Treasury, 8.75%, 8/15/20	600,000	839
US Treasury Inflation Index Bond, 1.375%, 2/15/44	401,424	410
US Treasury Stripped, 0.00%, 5/15/33	1,000,000	502
US Treasury Stripped, 0.00%, 5/15/37	1,400,000	611
US Treasury Stripped, 0.00%, 5/15/40	11,400,000	4,392
US Treasury Stripped, 0.00%, 5/15/42	800,000	281
US Treasury Stripped, 0.00%, 8/15/42	1,400,000	484
Vessel Management Services, Inc., 3.432%, 8/15/36	630,000	614

Total Governments
(Cost: $94,003)		88,746

Municipal Bonds (0.5%)

Municipal Bonds (0.5%)
Massachusetts Educational Financing Authority, Series 2008-1, 1.189%, 4/25/38 GO	168,334	169
Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	188

Municipal Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
South Carolina Student Loan Corp., Series 2008-1, 0.786%, 3/1/18 GO	66,572	67

Total		424

Total Municipal Bonds
(Cost: $428)		424

Structured Products (6.8%)

Structured Products (6.8%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.312%, 7/25/33	3,641	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.575%, 8/25/33	3,588	4
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.385%, 2/15/19	20,191	20
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.00%, 8/15/32	2,200,000	1,948
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	437,975	481
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	780,846	847
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T61, Class 1A1, 1.532%, 7/25/44	22,514	23
Federal National Mortgage Association, Series 2007-114, Class A6, 0.354%, 10/27/37	100,000	100
Federal National Mortgage Association, 3.765%, 12/1/25	900,000	939
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	268,206	278
Federal National Mortgage Association, 5.00%, 6/1/35	182,341	199

Long-Term U.S. Government Bond Portfolio

	Structured Products (6.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal National Mortgage Association, 5.00%, 2/1/36	298,933	326
	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.692%, 7/9/21 144A	234,651	234
	Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.193%, 5/25/33	11,199	11
	Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.960%, 5/25/33	3,392	3
	SLM Student Loan Trust, Series 2007-2, Class A2, 0.239%, 7/25/17	123,764	123
	SLM Student Loan Trust, Series 2008-7, Class A2, 0.739%, 10/25/17	82,893	83
	SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.433%, 12/15/33 144A	210,018	212
	SLM Student Loan Trust, Series 2008-9, Class A, 1.739%, 4/25/23	333,151	344
	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.816%, 10/19/34	10,614	10
	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.408%, 3/25/34	30,163	30

	Total Structured Products
	(Cost: $6,190)		6,219

	Short-Term Investments (54.6%)

	Commercial Paper (26.8%)
(k)	Federal Home Loan Bank, 0.05%, 4/30/14	1,900,000	1,900
	Federal Home Loan Bank, 0.10%, 10/24/14	18,000,000	17,990
(b)	US Treasury Bill, 0.003%, 2/5/15	4,600,000	4,596

	Total		24,486

	Money Market Funds (0.6%)
	JPMorgan Money Market Fund	514,921	515

	Total		515

Short-Term Investments (54.6%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements (27.2%)
US Treasury Repurchase, 0.08%, dated 3/31/14, due 4/1/14, (collateralized by US Treasury Bill, 0.06%, 7/24/14, valued at 14,298,070, repurchase proceeds of $14,000,000)	14,000,000	14,000
US Treasury Repurchase, 0.08%, dated 3/31/14, due 4/1/14, (collateralized by US Treasury Bond, 2.625%, 12/31/14, valued at $11,029,235, repurchase proceeds of $10,800,000)	10,800,000	10,800

Total		24,800

Total Short-Term Investments
(Cost: $49,800)		49,801

Total Investments (159.1%)
(Cost: $150,421)(a)		145,190

Other Assets, Less
Liabilities (-59.1%)		(53,931)

Net Assets (100.0%)		91,259

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $446 representing 0.5% of the net assets.

GO — General Obligation

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $150,421 and the net unrealized depreciation of investments based on that cost was $5,231 which is comprised of $1,881 aggregate gross unrealized appreciation and $7,112 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2014, $3,831)	29	6/14	$32

(i)	Written options outstanding on March 31, 2014.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CBOT US Ten Year Treasury Note	$125.000	5/14	20	$(6)
Put — CBOT US Ten Year Treasury Note	122.000	5/14	20	(8)

(Premiums Received $33)				$(14)

CBOT — Chicago Board of Trade

(k)	Cash or securities with an aggregate value of $1,900 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2014.

Long-Term U.S. Government Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$-	$88,746	$-
Municipal Bonds	-	424	-
Structured Products	-	6,219	-
Short-Term Investments	515	49,286	-
Other Financial Instruments^
Futures	32	-	-
Total Assets	$547	$144,675	$-
Liabilities:
Other Financial Instruments^
Written Options	-	(14)	-
Total Liabilities	$-	$(14)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

Corporate Bonds (14.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.3%)
Boeing Capital Corp., 2.125%, 8/15/16	130,000	134
L-3 Communications Corp., 5.20%, 10/15/19	50,000	54
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	103
Lockheed Martin Corp., 4.25%, 11/15/19	200,000	216
Raytheon Co., 2.50%, 12/15/22	300,000	280

Total		787

Autos & Vehicle Parts (0.4%)
Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	199
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	202
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	110
Toyota Motor Credit Corp., 3.30%, 1/12/22	500,000	505

Total		1,016

Banking (2.4%)
American Express Co., 1.55%, 5/22/18	350,000	344
American Express Credit Corp., 1.30%, 7/29/16	70,000	71
Ameriprise Financial, Inc., 4.00%, 10/15/23	100,000	103
Bank of America Corp., 3.30%, 1/11/23	350,000	337
Bank of America Corp., 5.75%, 12/1/17	500,000	566
BB&T Corp., 2.05%, 6/19/18	100,000	100
BNP Paribas SA, 2.40%, 12/12/18	150,000	150
Capital One Financial Corp., 3.15%, 7/15/16	100,000	105
Citigroup, Inc., 1.75%, 5/1/18	200,000	196
Citigroup, Inc., 4.05%, 7/30/22	160,000	161
Citigroup, Inc., 5.50%, 2/15/17	150,000	166
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	200,000	207
Fifth Third Bancorp, 4.30%, 1/16/24	60,000	61
The Goldman Sachs Group, Inc., 2.375%, 1/22/18	200,000	201

Corporate Bonds (14.2%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	100,000	102
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	350,000	344
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	230,000	261
HSBC Holdings PLC, 5.10%, 4/5/21	200,000	224
JPMorgan Chase & Co., 4.50%, 1/24/22	500,000	539
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	273
Morgan Stanley, 5.00%, 11/24/25	550,000	566
Morgan Stanley, 5.95%, 12/28/17	200,000	228
PNC Bank, N.A., 6.00%, 12/7/17	200,000	229
Standard Chartered PLC, 5.20%, 1/26/24 144A	60,000	62
U.S. Bancorp, 2.95%, 7/15/22	200,000	192
Wells Fargo & Co., 4.125%, 8/15/23	100,000	101
Wells Fargo & Co., 5.625%, 12/11/17	400,000	456

Total		6,345

Basic Materials (0.1%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	157
International Paper Co., 6.00%, 11/15/41	75,000	86

Total		243

Capital Goods (0.2%)
Caterpillar Financial Services Corp., 1.125%, 12/15/14	200,000	201
Caterpillar Financial Services Corp., 1.25%, 11/6/17	60,000	60
Deere & Co., 2.60%, 6/8/22	60,000	57
John Deere Capital Corp., 3.15%, 10/15/21	290,000	292

Total		610

Chemicals (0.5%)
The Dow Chemical Co., 2.50%, 2/15/16	130,000	134
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	200,000	190

Corporate Bonds (14.2%)	Shares/ $ Par	Value $ (000’s)

Chemicals continued
Eastman Chemical Co., 2.40%, 6/1/17	300,000	306
Eastman Chemical Co., 3.60%, 8/15/22	140,000	139
Ecolab, Inc., 4.35%, 12/8/21	360,000	387
LYB International Finance BV, 4.875%, 3/15/44	100,000	100
LyondellBasell Industries NV, 5.00%, 4/15/19	75,000	84

Total		1,340

Conglomerate & Diversified Manufacturing (0.1%)
General Electric Co., 5.25%, 12/6/17	210,000	238
United Technologies Corp., 4.50%, 6/1/42	80,000	81

Total		319

Consumer Products & Retailing (0.9%)
Colgate-Palmolive Co., 3.25%, 3/15/24	200,000	198
CVS Caremark Corp., 2.75%, 12/1/22	500,000	472
The Home Depot, Inc., 4.20%, 4/1/43	200,000	193
NIKE, Inc., 2.25%, 5/1/23	250,000	231
Staples, Inc., 4.375%, 1/12/23	140,000	136
Unilever Capital Corp., 2.20%, 3/6/19	200,000	200
Walgreen Co., 3.10%, 9/15/22	100,000	96
Wal-Mart Stores, Inc., 3.25%, 10/25/20	400,000	415
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	356

Total		2,297

Electric Utilities (0.5%)
CMS Energy Corp., 6.25%, 2/1/20	100,000	117
Constellation Energy Group, Inc., 5.15%, 12/1/20	260,000	284
Dominion Resources, Inc., 6.40%, 6/15/18	340,000	396
Duke Energy Corp., 3.55%, 9/15/21	150,000	153
Georgia Power Co., 4.30%, 3/15/42	100,000	97

Inflation Protection Portfolio

Corporate Bonds (14.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Potomac Electric Power Co., 3.60%, 3/15/24	80,000	81
Virginia Electric and Power Co., 3.45%, 2/15/24	50,000	50

Total		1,178

Energy (0.8%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	111
Apache Corp., 4.75%, 4/15/43	100,000	100
ConocoPhillips, Co., 2.40%, 12/15/22	280,000	264
Ensco PLC, 4.70%, 3/15/21	250,000	269
EOG Resources, Inc., 2.50%, 2/1/16	300,000	309
Noble Energy, Inc., 4.15%, 12/15/21	180,000	190
Occidental Petroleum Corp., 1.75%, 2/15/17	370,000	375
Sempra Energy, 6.50%, 6/1/16	50,000	56
Talisman Energy, Inc., 3.75%, 2/1/21	150,000	149
Transocean, Inc., 3.80%, 10/15/22	100,000	95
Transocean, Inc., 5.05%, 12/15/16	100,000	109

Total		2,027

Entertainment (0.4%)
Time Warner, Inc., 4.05%, 12/15/23	150,000	154
Time Warner, Inc., 4.70%, 1/15/21	100,000	109
Viacom, Inc., 3.875%, 4/1/24	100,000	100
Viacom, Inc., 4.50%, 3/1/21	250,000	269
The Walt Disney Co., 2.35%, 12/1/22	500,000	467

Total		1,099

Finance (0.4%)
General Electric Capital Corp., 2.10%, 12/11/19	250,000	248
General Electric Capital Corp., 4.65%, 10/17/21	100,000	110
General Electric Capital Corp., 5.625%, 9/15/17	500,000	567
General Electric Capital Corp., 6.00%, 8/7/19	110,000	129

Total		1,054

Food & Beverage (0.7%)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	400,000	459

Corporate Bonds (14.2%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	149
Diageo Capital PLC, 2.625%, 4/29/23	200,000	186
Dr. Pepper Snapple Group, Inc., 2.90%, 1/15/16	320,000	332
General Mills, Inc., 3.15%, 12/15/21	300,000	302
Kraft Foods Group, Inc., 5.375%, 2/10/20	130,000	148
Mondelez International, Inc., 4.00%, 2/1/24	100,000	102
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	200,000	204

Total		1,882

Foreign Agencies (0.2%)
Petrobras Global Finance BV, 4.375%, 5/20/23 144A	240,000	220
Statoil ASA, 2.45%, 1/17/23	250,000	234

Total		454

Healthcare (0.4%)
Baxter International, Inc., 1.85%, 1/15/17	200,000	203
Baxter International, Inc., 3.20%, 6/15/23	150,000	146
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	94
Express Scripts Holding Co., 3.125%, 5/15/16	150,000	156
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	122
Medtronic, Inc., 2.75%, 4/1/23	100,000	95
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	300,000	313

Total		1,129

Insurance (0.9%)
Aetna, Inc., 2.75%, 11/15/22	100,000	94
The Allstate Corp., 4.50%, 6/15/43	150,000	151
American International Group, Inc., 4.875%, 6/1/22	250,000	274
American International Group, Inc., 5.85%, 1/16/18	100,000	114
Berkshire Hathaway, Inc., 4.50%, 2/11/43	250,000	248
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	167

Corporate Bonds (14.2%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
ING US, Inc., 2.90%, 2/15/18	200,000	205
Liberty Mutual Group, Inc., 4.25%, 6/15/23 144A	100,000	101
Metropolitan Life Global Funding I, 3.00%, 1/10/23 144A	400,000	383
Prudential Financial, Inc., 2.30%, 8/15/18	100,000	100
Prudential Financial, Inc., 2.54%, 3/10/15	240,000	241
UnitedHealth Group, Inc., 4.25%, 3/15/43	150,000	143
XLIT ltd., 2.30%, 12/15/18	100,000	99

Total		2,320

Media (0.6%)
21st Century Fox America, Inc., 6.90%, 8/15/39	235,000	296
Comcast Corp., 6.50%, 11/15/35	200,000	248
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 3/15/15	400,000	411
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	100,000	100
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	369
NBCUniversal Media LLC, 5.15%, 4/30/20	240,000	271

Total		1,695

Metals & Mining (0.3%)
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	81
BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	180,000	182
Newmont Mining Corp., 6.25%, 10/1/39	220,000	213
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	288

Total		764

Oil & Gas (0.5%)
BP Capital Markets PLC, 2.50%, 11/6/22	60,000	56
BP Capital Markets PLC, 2.75%, 5/10/23	200,000	188
Chevron Corp., 2.427%, 6/24/20	100,000	99
Petro-Canada, 6.80%, 5/15/38	80,000	101
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	122

Inflation Protection Portfolio

Corporate Bonds (14.2%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas continued
Shell International Finance BV, 2.375%, 8/21/22	650,000	612
Total Capital SA, 2.125%, 8/10/18	100,000	101

Total		1,279

Pharmaceuticals (0.7%)
AbbVie, Inc., 2.90%, 11/6/22	200,000	193
Amgen, Inc., 5.85%, 6/1/17	90,000	102
Gilead Sciences, Inc., 4.40%, 12/1/21	260,000	281
GlaxoSmithKline Capital, Inc., 2.85%, 5/8/22	200,000	195
Merck & Co., Inc., 2.40%, 9/15/22	200,000	187
Mylan, Inc., 2.55%, 3/28/19	100,000	99
Mylan, Inc., 2.60%, 6/24/18	70,000	70
Roche Holdings, Inc., 6.00%, 3/1/19 144A	303,000	356
Sanofi, 1.20%, 9/30/14	150,000	151
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	170,000	162

Total		1,796

Pipelines (0.6%)
Energy Transfer Partners LP, 3.60%, 2/1/23	100,000	96
Energy Transfer Partners LP, 4.15%, 10/1/20	100,000	103
Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	83
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	100
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	270,000	296
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	200,000	201
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	200,000	190
TransCanada PipeLines, Ltd., 2.50%, 8/1/22	100,000	93
Williams Partners LP, 3.80%, 2/15/15	150,000	154
Williams Partners LP, 4.125%, 11/15/20	80,000	83
Williams Partners LP, 4.30%, 3/4/24	200,000	201

Total		1,600

Corporate Bonds (14.2%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (0.4%)
Boston Properties LP, 3.80%, 2/1/24	70,000	69
DDR Corp., 4.75%, 4/15/18	60,000	65
Essex Portfolio LP, 3.625%, 8/15/22	100,000	98
Health Care REIT, Inc., 3.75%, 3/15/23	300,000	295
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	97
Kilroy Realty LP, 3.80%, 1/15/23	130,000	127
ProLogis LP, 4.25%, 8/15/23	80,000	81
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	250,000	241

Total		1,073

Services (0.0%)
Republic Services, Inc., 3.80%, 5/15/18	100,000	106

Total		106

Technology (0.9%)
Adobe Systems, Inc., 3.25%, 2/1/15	300,000	306
Apple, Inc., 1.00%, 5/3/18	100,000	97
Apple, Inc., 2.40%, 5/3/23	100,000	93
Cisco Systems, Inc., 5.90%, 2/15/39	165,000	196
Fidelity National Information Services, Inc., 3.50%, 4/15/23	100,000	95
Hewlett-Packard Co., 4.30%, 6/1/21	150,000	157
Intel Corp., 2.70%, 12/15/22	260,000	248
International Business Machines Corp., 1.95%, 7/22/16	150,000	154
Intuit, Inc., 5.75%, 3/15/17	140,000	157
Microsoft Corp., 2.125%, 11/15/22	180,000	167
Oracle Corp., 2.50%, 10/15/22	300,000	282
Oracle Corp., 5.75%, 4/15/18	300,000	346

Total		2,298

Telecommunications (0.5%)
AT&T, Inc., 2.625%, 12/1/22	250,000	233
AT&T, Inc., 5.10%, 9/15/14	100,000	102
AT&T, Inc., 6.55%, 2/15/39	77,000	91

Corporate Bonds (14.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
British Telecommunications PLC, 5.95%, 1/15/18	100,000	114
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	90,000	88
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	154
Orange SA, 2.75%, 2/6/19	100,000	101
Verizon Communications, Inc., 4.15%, 3/15/24	150,000	152
Verizon Communications, Inc., 5.15%, 9/15/23	250,000	274

Total		1,309

Transportation (0.4%)
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	200,000	200
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	103
Canadian National Railway Co., 4.50%, 11/7/43	125,000	128
CSX Corp., 4.25%, 6/1/21	200,000	213
Norfolk Southern Corp., 3.85%, 1/15/24	75,000	76
Norfolk Southern Corp., 5.75%, 4/1/18	100,000	114
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	101
Union Pacific Corp., 2.75%, 4/15/23	100,000	94

Total		1,029

Yankee Sovereign (0.1%)
Mexico Government International Bond, 4.75%, 3/8/44	200,000	190

Total		190

Total Corporate Bonds
(Cost: $37,444)		37,239

Inflation Protection Portfolio

	Foreign Bonds (15.7%)	Shares/ $ Par	Value $ (000’s)

	Governments (15.7%)
(f)	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18, EUR	926,446	1,346
(f)	Canadian Government Bond, 4.25%, 12/1/21, CAD	710,870	846
(f)	Canadian Government Bond, 4.25%, 12/1/26, CAD	840,546	1,111
(f)	Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20, AUD	415,000	710
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23, EUR	866,733	1,201
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20, EUR	1,779,794	2,763
(f)	France Government Bond OAT, 1.10%, 7/25/22, EUR	3,718,047	5,508
(f)	France Government Bond OAT, 1.30%, 7/25/19, EUR	1,149,536	1,721
(f)	France Government Bond OAT, 1.85%, 7/25/27, EUR	921,295	1,456
(f)	France Government Bond OAT, 2.25%, 7/25/20, EUR	2,840,657	4,504
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16, JPY	52,500,000	573
(f)	United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52, GBP	88,750	164
(f)	United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22, GBP	1,990,786	4,021
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20, GBP	710,000	4,303
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24, GBP	2,000,000	10,992

	Total Foreign Bonds
	(Cost: $41,068)		41,219

	Governments (52.9%)

	Governments (52.9%)
	US Treasury Inflation Index Bond, 0.125%, 4/15/16	6,887,465	7,074

	Governments (52.9%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 0.125%, 4/15/17	1,338,675	1,376
	US Treasury Inflation Index Bond, 0.125%, 4/15/18	8,600,300	8,798
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	2,996,773	2,936
	US Treasury Inflation Index Bond, 0.125%, 7/15/22	8,645,095	8,468
	US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,546,480	3,431
(k)	US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,512,575	2,485
	US Treasury Inflation Index Bond, 0.625%, 7/15/21	8,519,763	8,772
(b)	US Treasury Inflation Index Bond, 0.625%, 1/15/24	12,680,234	12,724
	US Treasury Inflation Index Bond, 0.625%, 2/15/43	5,340,825	4,472
	US Treasury Inflation Index Bond, 0.75%, 2/15/42	6,055,218	5,276
	US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,723,067	7,137
	US Treasury Inflation Index Bond, 1.25%, 7/15/20	1,501,452	1,618
	US Treasury Inflation Index Bond, 1.375%, 7/15/18	3,091,167	3,354
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	1,730,528	1,870
	US Treasury Inflation Index Bond, 1.375%, 2/15/44	1,906,764	1,946
	US Treasury Inflation Index Bond, 1.625%, 1/15/18	2,679,432	2,908
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	3,008,779	3,334
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	2,738,500	3,048
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,595,799	5,233
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	4,221,309	4,714

Governments (52.9%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,634,962	3,155
US Treasury Inflation Index Bond, 2.125%, 2/15/41	2,547,252	3,061
US Treasury Inflation Index Bond, 2.375%, 1/15/17	463,916	508
US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,218,754	4,968
US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,160,428	3,752
US Treasury Inflation Index Bond, 2.50%, 7/15/16	1,910,931	2,085
US Treasury Inflation Index Bond, 2.50%, 1/15/29	5,408,722	6,568
US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,035,816	2,814
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,169,105	2,949
US Treasury Inflation Index Bond, 3.875%, 4/15/29	5,548,647	7,833

Total Governments
(Cost: $141,451)		138,667

Municipal Bonds (0.1%)

Municipal Bonds (0.1%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	15,000	19
Los Angeles Department of Water and Power, , 5.716%, 7/1/39 RB	15,000	18
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	36

Total Municipal Bonds
(Cost: $60)		73

Structured Products (9.6%)

Structured Products (9.6%)
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	200,000	193

Inflation Protection Portfolio

Structured Products (9.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	250,000	262
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	200,000	213
Banc of America Mortgage Trust, Series 2004-7, Class 7A1, 5.00%, 8/25/19	51,126	52
BB-UBS Trust, Series 2012, Class A, 3.43%, 11/5/36	900,000	860
Chesapeake Funding LLC, Series 2014-1A, Class A, 0.575%, 3/7/26	775,000	775
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	94,403	99
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, 4.426%, 2/10/47	550,000	575
Commercial Mortgage Trust, Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	102
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	43,204	44
Federal Home Loan Mortgage Corp., 4.00%, 5/1/42	6,955,517	7,226
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	6,123,202	6,556
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A, 3.551%, 4/10/34	1,000,000	1,007
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	715,207	735
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/38	248,940	249
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.173%, 5/15/48 144A	950,000	923

Structured Products (9.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	624
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.517%, 12/15/46	375,000	395
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	18,735	19
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	253,429	256
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	315
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	175,000	186
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.999%, 6/15/29	25,948	26
Morgan Stanley Capital I Trust, Series 2005-T17, Class A5, 4.78%, 12/13/41	690,739	703
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.632%, 12/18/37	96,126	98
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43	666,022	675
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	79,438	81
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39 144A	495,833	495
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 2.613%, 6/25/35	611,672	624
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.643%, 8/25/33	278,774	286

	Structured Products (9.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 5.345%, 8/25/35	112,859	117
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	133,732	138
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	32,232	33
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.00%, 8/25/36	153,148	161
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 6.066%, 1/25/38	126,645	128

	Total Structured Products
	(Cost: $25,069)		25,231

	Short-Term Investments (4.8%)

	Commercial Paper (3.0%)
(b)	Union Bank, N.A., 0.02%, 4/1/14 144A	7,824,000	7,824

	Total		7,824

	Money Market Funds (1.8%)
	JPMorgan Money Market Fund	4,872,331	4,872

	Total		4,872

	Total Short-Term Investments
	(Cost: $12,696)		12,696

	Total Investments (97.3%)
	(Cost: $257,788)(a)		255,125

	Other Assets, Less
	Liabilities (2.7%)		7,089

	Net Assets (100.0%)		262,214

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $11,218 representing 4.3% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $257,788 and the net unrealized depreciation of investments based on that cost was $2,663 which is comprised of $5,335 aggregate gross unrealized appreciation and $7,998 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2014, $5,558)	42	6/14	$(37)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2014, $7,575)	53	6/14	(82)

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on March 31, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	AUD	669	4/14	$-	$(27)	$(27)
Sell	HSBC Bank USA	CAD	2,120	4/14	17	-	17
Sell	HSBC Bank USA	EUR	13,314	4/14	-	(247)	(247)
Sell	HSBC Bank USA	GBP	11,611	4/14	-	(371)	(371)
Sell	HSBC Bank USA	JPY	50,897	4/14	-	(6)	(6)

					$17	$(651)	$(634)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(j)	Swap agreements outstanding on March 31, 2014.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.765%	CPURNSA Index Total Return at Maturity	8/14	7,700	$(38)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	(42)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(82)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.223%	CPURNSA Index Total Return at Maturity	5/18	2,500	(48)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.210%	CPURNSA Index Total Return at Maturity	3/19	6,500	$(38)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	3/19	4,500	(178)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(97)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(176)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(184)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index Total Return at Maturity	3/23	700	(32)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.770%	CPURNSA Index Total Return at Maturity	6/14	1,000	(66)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.770%	CPURNSA Index Total Return at Maturity	9/14	1,000	(4)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.095%	CPURNSA Index Total Return at Maturity	10/15	2,500	(54)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index Total Return at Maturity	1/16	1,700	(26)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index Total Return at Maturity	5/16	5,400	(195)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(195)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	(308)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.526%	CPURNSA Index Total Return at Maturity	5/23	5,500	(127)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.535%	CPURNSA Index Total Return at Maturity	5/23	1,000	(23)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(196)

						$(2,109)

Inflation Protection Portfolio

(k)	Cash or securities with an aggregate value of $2,485 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2014.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$138,667	$-
Foreign Bonds	-	41,219	-
Municipal Bonds	-	73	-
Corporate Bonds	-	37,239	-
Structured Products	-	24,456	775
Short-Term Investments	4,872	7,824	-
Other Financial Instruments^
Forward Currency Contracts	-	17	-
Total	$4,872	$249,495	$775
Liabilities:
Other Financial Instruments^
Futures	(119)	-	-
Forward Currency Contracts	-	(651)	-
Total Return Swaps	-	(2,109)	-
Total Liabilities	$(119)	$(2,760)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Common Stocks (0.1%)	Shares/ $ Par	Value $ (000’s)

	Materials (0.1%)
*	NewPage Group, Inc.	6,020	542

	Total		542

	Metals & Mining (0.0%)
*	Patriot Coal Corp. Warrants	14,178	196

	Total		196

	Total Common Stocks
	(Cost: $620)		738

	Preferred Stocks (1.1%)

	Energy (0.2%)
	SandRidge Energy, Inc., 8.50%, 12/31/49	9,300	971

	Total		971

	Financials (0.8%)
	Ally Financial, Inc., 7.00%, 12/31/49 144A	1,302	1,286
	Ally Financial, Inc, 8.50%, 12/31/49	93,329	2,553
	GMAC Capital Trust I, 8.125%, 2/15/40	24,559	670

	Total		4,509

	Metals & Mining (0.1%)
	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	31,780	404

	Total		404

	Telecommunications (0.0%)
	Crown Castle International Corp., 4.50%, 11/1/16	2,215	224

	Total		224

	Total Preferred Stocks
	(Cost: $5,567)		6,108

	Bonds (84.6%)

	Aerospace & Defense (1.0%)
	Bombardier, Inc., 5.75%, 3/15/22 144A	770,000	778
	Bombardier, Inc., 6.00%, 10/15/22 144A	480,000	480
	Bombardier, Inc., 6.125%, 1/15/23 144A	865,000	873
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,915,000	2,145

	Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

	Aerospace & Defense continued
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	550,000	607
	Spirit AeroSystems, Inc., 5.25%, 3/15/22 144A	145,000	146
	Triumph Group, Inc., 4.875%, 4/1/21	605,000	596

	Total		5,625

	Autos & Vehicle Parts (2.6%)
	American Axle & Manufacturing, Inc., 5.125%, 2/15/19	235,000	245
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	900,000	959
	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.25%, 6/15/21 144A	2,040,000	2,308
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	715,000	783
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	905,000	1,024
(d)	Exide Technologies, 8.625%, 2/1/18	740,000	562
	General Motors Financial Co., Inc., 4.75%, 8/15/17	975,000	1,042
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	1,200,000	1,308
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	913
	Jaguar Land Rover Automotive PLC, 4.125%, 12/15/18 144A	880,000	901
	Lear Corp., 5.375%, 3/15/24	480,000	488
	Meritor, Inc., 6.25%, 2/15/24	190,000	191
	Meritor, Inc., 6.75%, 6/15/21	435,000	460
	Navistar International Corp., 8.25%, 11/1/21	950,000	969
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	845,000	864
	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	570,000	606
	Visteon Corp., 6.75%, 4/15/19	612,000	643

	Total		14,266

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Banking (2.1%)
Ally Financial, Inc., 2.75%, 1/30/17	745,000	753
Ally Financial, Inc., 3.50%, 1/27/19	895,000	895
Ally Financial, Inc., 5.50%, 2/15/17	990,000	1,074
Ally Financial, Inc., 7.50%, 9/15/20	925,000	1,100
Ally Financial, Inc., 8.00%, 3/15/20	2,070,000	2,494
E*TRADE Financial Corp., 6.00%, 11/15/17	640,000	673
E*TRADE Financial Corp., 6.375%, 11/15/19	620,000	674
E*TRADE Financial Corp., 6.75%, 6/1/16	605,000	655
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.875%, 4/15/22 144A	230,000	232
JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	1,266
KCG Holdings, Inc., 8.25%, 6/15/18 144A	820,000	877
Wells Fargo & Co., 7.98%, 3/29/49	560,000	636

Total		11,329

Basic Materials (3.2%)
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	479
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19 144A	1,195,000	1,249
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	218,824	230
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	445,000	494
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, 6.00%, 6/15/17 144A	990,000	1,025

High Yield Bond Portfolio

	Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
(c)	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	977,542	1,065
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	360,000	382
	Cascades, Inc., 7.875%, 1/15/20	810,000	867
	Exopack Holdings SA, 7.875%, 11/1/19 144A	330,000	350
	Graphic Packaging International, Inc., 4.75%, 4/15/21	600,000	601
	Harland Clarke Holdings Corp., 6.875%, 3/1/20 144A	435,000	441
	Harland Clarke Holdings Corp., 9.25%, 3/1/21 144A	915,000	920
	Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 6.875%, 2/15/19 144A	435,000	450
	Plastipak Holdings, Inc., 6.50%, 10/1/21 144A	570,000	598
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	1,725,000	1,807
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	205,000	221
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	940,000	994
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	485,000	534
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	740,000	807
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	1,070,000	1,145
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	1,010,000	1,129
	Sealed Air Corp., 6.50%, 12/1/20 144A	370,000	408
	Sealed Air Corp., 8.125%, 9/15/19 144A	425,000	475

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Sealed Air Corp., 8.375%, 9/15/21 144A	785,000	904

Total		17,575

Builders & Building Materials (2.0%)
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	430,000	458
Building Materials Corp. of America, 6.75%, 5/1/21 144A	760,000	825
Cemex Finance LLC, 6.00%, 4/1/24 144A	615,000	616
Cemex SAB de CV, 5.875%, 3/25/19 144A	300,000	311
Cemex SAB de CV, 6.50%, 12/10/19 144A	1,715,000	1,824
D.R. Horton, Inc., 3.75%, 3/1/19	480,000	481
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19 144A	540,000	553
KB Home, 4.75%, 5/15/19	480,000	484
KB Home, 7.25%, 6/15/18	610,000	686
KB Home, 9.10%, 9/15/17	720,000	850
Lennar Corp., 4.50%, 6/15/19	460,000	468
Mattamy Group Corp., 6.50%, 11/15/20 144A	385,000	390
Ply Gem Industries, Inc., 6.50%, 2/1/22 144A	620,000	626
Summit Materials LLC / Summit Finance Corp., 10.50%, 1/31/20 144A	900,000	1,015
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.625%, 3/1/24 144A	335,000	331
USG Corp., 5.875%, 11/1/21 144A	140,000	149
USG Corp., 7.875%, 3/30/20 144A	575,000	643

Total		10,710

Capital Goods (1.2%)
Ashtead Capital, Inc., 6.50%, 7/15/22 144A	235,000	256
BlueLine Rental Finance Corp., 7.00%, 2/1/19 144A	215,000	228
Case New Holland, Inc., 7.875%, 12/1/17	1,015,000	1,190
CNH Capital LLC, 3.625%, 4/15/18	760,000	773
Jurassic Holdings III, 6.875%, 2/15/21 144A	1,975,000	2,034
Terex Corp., 6.00%, 5/15/21	620,000	664

	Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

	Capital Goods continued
	United Rentals North America, Inc., 5.75%, 7/15/18	290,000	310
	United Rentals North America, Inc., 5.75%, 11/15/24	270,000	272
	United Rentals North America, Inc., 6.125%, 6/15/23	385,000	408
	United Rentals North America, Inc., 7.375%, 5/15/20	405,000	447
(c)	Vander Intermediate Holding II Corp., 9.75%, 2/1/19 144A	75,000	79

	Total		6,661

	Chemicals (1.9%)
	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21 144A	240,000	261
	Celanese US Holdings LLC, 4.625%, 11/15/22	825,000	813
	Hexion US Finance Corp., 6.625%, 4/15/20	1,910,000	1,977
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,655,000	1,721
	Huntsman International LLC, 4.875%, 11/15/20	1,385,000	1,394
	Ineos Finance PLC, 7.50%, 5/1/20 144A	400,000	439
	Ineos Finance PLC, 8.375%, 2/15/19 144A	540,000	597
	Ineos Group Holdings SA, 5.875%, 2/15/19 144A	575,000	587
	Ineos Group Holdings SA, 6.125%, 8/15/18 144A	415,000	430
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,065,000	1,100
	Tronox Finance, 6.375%, 8/15/20	890,000	914

	Total		10,233

	Conglomerate & Diversified Manufacturing (0.5%)
	Amsted Industries, Inc., 5.00%, 3/15/22 144A	765,000	769
	Entegris, Inc., 6.00%, 4/1/22 144A	385,000	393
	Gardner Denver, Inc., 6.875%, 8/15/21 144A	340,000	350
	Rexel SA, 5.25%, 6/15/20 144A	795,000	813

High Yield Bond Portfolio

	Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

	Conglomerate & Diversified Manufacturing continued
	WESCO Distribution, Inc., 5.375%, 12/15/21 144A	475,000	486

	Total		2,811

	Consumer Products & Retailing (2.7%)
	AutoNation, Inc., 5.50%, 2/1/20	540,000	586
(c)	BI-LO LLC/BI-LO Finance Corp., 8.625%, 9/15/18 144A	685,000	710
	Cash America International, Inc., 5.75%, 5/15/18	785,000	773
(c)	Century Intermediate Holdings Co., 9.75%, 2/15/19 144A	115,000	121
	Ctrip.com International, Ltd., 1.25%, 10/15/18 144A	445,000	436
	First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	770,000	749
	Guitar Center, Inc., 6.50%, 4/15/19 144A	230,000	229
	Guitar Center, Inc., 9.625%, 4/15/20 144A	1,125,000	1,116
	Hanesbrands, Inc., 6.375%, 12/15/20	615,000	672
	JC Penney Corp., Inc., 7.95%, 4/1/17	900,000	823
	Levi Strauss & Co., 6.875%, 5/1/22	575,000	631
	Levi Strauss & Co., 7.625%, 5/15/20	615,000	668
	Limited Brands, Inc., 5.625%, 2/15/22	330,000	349
	Limited Brands, Inc., 8.50%, 6/15/19	580,000	702
	Neiman Marcus Group LTD, Inc., 8.00%, 10/15/21 144A	425,000	467
	Prestige Brands, Inc., 5.375%, 12/15/21 144A	425,000	435
	Rent-A-Center, Inc., 4.75%, 5/1/21	240,000	224
	Rent-A-Center, Inc., 6.625%, 11/15/20	1,055,000	1,089
	Revlon Consumer Products Corp., 5.75%, 2/15/21	905,000	909
	Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	60,000	63
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	870,000	953
	SUPERVALU, Inc., 6.75%, 6/1/21	780,000	791

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
SUPERVALU, Inc., 8.00%, 5/1/16	1,030,000	1,136

Total		14,632

Electric Utilities (2.1%)
The AES Corp., 5.50%, 3/15/24	765,000	759
The AES Corp., 8.00%, 10/15/17	72,000	85
The AES Corp., 8.00%, 6/1/20	1,170,000	1,381
Calpine Corp., 6.00%, 1/15/22 144A	330,000	347
Calpine Corp., 7.50%, 2/15/21 144A	739,000	807
Calpine Corp., 7.875%, 7/31/20 144A	1,427,000	1,570
GenOn Americas Generation LLC, 8.50%, 10/1/21	1,330,000	1,270
NRG Energy, Inc., 6.25%, 7/15/22 144A	1,060,000	1,092
NRG Energy, Inc., 7.625%, 1/15/18	1,765,000	1,981
NRG Energy, Inc., 7.625%, 5/15/19	1,210,000	1,263
NRG Energy, Inc., 8.25%, 9/1/20	230,000	252
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	705,000	753

Total		11,560

Energy (14.2%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	915,000	990
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,185,000	1,274
Antero Resources Finance Corp., 5.375%, 11/1/21 144A	945,000	959
Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	300,000	319
Atwood Oceanics, Inc., 6.50%, 2/1/20	340,000	365
Aurora USA Oil & Gas, Inc., 7.50%, 4/1/20 144A	300,000	331
Bill Barrett Corp., 7.00%, 10/15/22	860,000	905
Bill Barrett Corp., 7.625%, 10/1/19	1,280,000	1,387
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	240,000	256

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 4/15/22	475,000	514
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	445,000	489
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	710,000	761
Chesapeake Energy Corp., 5.375%, 6/15/21	1,195,000	1,258
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,526
Chesapeake Energy Corp., 6.875%, 11/15/20	1,255,000	1,424
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	874
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	425,000	441
Cimarex Energy Co., 5.875%, 5/1/22	960,000	1,042
Comstock Resources, Inc., 7.75%, 4/1/19	615,000	655
Comstock Resources, Inc., 9.50%, 6/15/20	955,000	1,089
Concho Resources, Inc., 5.50%, 4/1/23	700,000	728
Concho Resources, Inc., 7.00%, 1/15/21	615,000	678
Denbury Resources, Inc., 8.25%, 2/15/20	947,000	1,030
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21 144A	855,000	896
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	1,435,000	1,659
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	290,000	325
Exterran Holdings, Inc., 7.25%, 12/1/18	760,000	803
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21	1,100,000	1,094
Exterran Partners LP/EXLP Finance Corp., 6.00%, 10/1/22 144A	725,000	713
Forest Oil Corp., 7.25%, 6/15/19	1,110,000	973
Forum Energy Technologies, Inc., 6.25%, 10/1/21 144A	665,000	705
Halcon Resources Corp., 8.875%, 5/15/21	725,000	752

High Yield Bond Portfolio

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Halcon Resources Corp., 9.75%, 7/15/20 144A	735,000	790
Halcon Resources Corp., 9.75%, 7/15/20	760,000	819
Hercules Offshore, Inc., 6.75%, 4/1/22 144A	525,000	509
Hercules Offshore, Inc., 7.50%, 10/1/21 144A	840,000	848
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	625,000	678
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	485,000	531
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	1,018
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	800,000	786
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	345,000	361
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/1/22 144A	230,000	234
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	455,000	467
Kodiak Oil & Gas Corp., 5.50%, 2/1/22	570,000	584
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	855,000	948
Laredo Petroleum, Inc., 5.625%, 1/15/22 144A	260,000	263
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21	585,000	584
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	1,940,000	2,022
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/1/19 144A	1,155,000	1,204
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	920,000	989
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	190,000	206
Magnum Hunter Resources Corp., 9.75%, 5/15/20	1,235,000	1,368
MEG Energy Corp., 6.375%, 1/30/23 144A	1,370,000	1,418
MEG Energy Corp., 7.00%, 3/31/24 144A	140,000	148

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, 6/1/21	1,750,000	1,829
Northern Oil and Gas, Inc., 8.00%, 6/1/20	295,000	313
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,090,000	1,172
Oasis Petroleum, Inc., 6.875%, 3/15/22 144A	740,000	801
Offshore Group Investment, Ltd., 7.50%, 11/1/19	1,505,000	1,603
Oil States International, Inc., 5.125%, 1/15/23	405,000	454
Oil States International, Inc., 6.50%, 6/1/19	605,000	637
Pacific Drilling SA, 5.375%, 6/1/20 144A	780,000	774
Pacific Drilling V, Ltd., 7.25%, 12/1/17 144A	1,255,000	1,355
Parker Drilling Co., 6.75%, 7/15/22 144A	385,000	397
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	910,000	976
Pioneer Energy Services, Corp., 6.125%, 3/15/22 144A	95,000	97
QEP Resources, Inc., 5.25%, 5/1/23	590,000	587
QEP Resources, Inc., 6.875%, 3/1/21	1,130,000	1,243
Range Resources Corp., 5.75%, 6/1/21	725,000	777
Rosetta Resources, Inc., 5.625%, 5/1/21	500,000	511
Rosetta Resources, Inc., 5.875%, 6/1/22	1,895,000	1,938
Rosetta Resources, Inc., 9.50%, 4/15/18	615,000	646
Samson Investment Co., 10.75%, 2/15/20 144A	1,890,000	2,060
Sanchez Energy Corp., 7.75%, 6/15/21 144A	2,220,000	2,370
SandRidge Energy, Inc., 7.50%, 3/15/21	1,035,000	1,105
SandRidge Energy, Inc., 7.50%, 2/15/23	580,000	615
SandRidge Energy, Inc., 8.125%, 10/15/22	755,000	823
SESI LLC, 6.375%, 5/1/19	965,000	1,028
SM Energy Co., 6.50%, 11/15/21	960,000	1,037
SM Energy Co., 6.50%, 1/1/23	335,000	358
SM Energy Co., 6.625%, 2/15/19	610,000	653
Swift Energy Co., 7.875%, 3/1/22	300,000	300

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Swift Energy Co., 8.875%, 1/15/20	900,000	945
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	925,000	990
Unit Corp., 6.625%, 5/15/21	695,000	737
Venoco, Inc., 8.875%, 2/15/19	740,000	747
Whiting Petroleum Corp., 5.00%, 3/15/19	950,000	1,005
Whiting Petroleum Corp., 5.75%, 3/15/21	570,000	613
WPX Energy, Inc., 5.25%, 1/15/17	545,000	583
WPX Energy, Inc., 6.00%, 1/15/22	685,000	702

Total		76,771

Entertainment (0.9%)
Activision Blizzard, Inc., 5.625%, 9/15/21 144A	570,000	610
AMC Entertainment, Inc., 9.75%, 12/1/20	980,000	1,129
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20 144A	840,000	909
Regal Entertainment Group, 5.75%, 3/15/22	480,000	494
Speedway Motorsports, Inc., 6.75%, 2/1/19	730,000	776
WMG Acquisition Corp., 5.625%, 4/15/22 144A	145,000	147
WMG Acquisition Corp., 6.00%, 1/15/21 144A	216,000	225
WMG Acquisition Corp., 6.75%, 4/15/22 144A	690,000	694

Total		4,984

Finance (4.8%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	690,000	752
Aircastle, Ltd., 4.625%, 12/15/18	475,000	486
Aircastle, Ltd., 5.125%, 3/15/21	1,195,000	1,197
Aircastle, Ltd., 6.25%, 12/1/19	435,000	470
Aircastle, Ltd., 6.75%, 4/15/17	920,000	1,022
Aircastle, Ltd., 7.625%, 4/15/20	285,000	325
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	605,000	629
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	1,459,600	1,511

High Yield Bond Portfolio

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Finance continued
CIT Group, Inc., 5.00%, 5/15/17	575,000	615
CIT Group, Inc., 5.00%, 8/15/22	870,000	903
CIT Group, Inc., 5.25%, 3/15/18	1,680,000	1,806
CIT Group, Inc., 5.375%, 5/15/20	765,000	820
CIT Group, Inc., 5.50%, 2/15/19 144A	535,000	576
FTI Consulting, Inc., 6.00%, 11/15/22	495,000	505
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17 144A	480,000	485
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20 144A	1,370,000	1,452
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	515,000	551
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,540
International Lease Finance Corp., 8.75%, 3/15/17	1,840,000	2,160
International Lease Finance Corp., 8.875%, 9/1/17	925,000	1,101
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	530,000	533
PHH Corp., 6.375%, 8/15/21	1,140,000	1,177
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	795,000	795
SLM Corp., 4.875%, 6/17/19	945,000	960
SLM Corp., 5.50%, 1/15/19	760,000	804
SLM Corp., 8.00%, 3/25/20	550,000	633
SLM Corp., 8.45%, 6/15/18	970,000	1,142
Springleaf Finance Corp., 6.00%, 6/1/20	1,170,000	1,190

Total		26,140

Food & Beverage (1.9%)
ARAMARK Corp., 5.75%, 3/15/20	900,000	950
Darling Escrow Corp., 5.375%, 1/15/22 144A	285,000	293
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	630,000	674
JBS Investments GmbH, 7.25%, 4/3/24 144A	725,000	725

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
JBS Investments GmbH, 7.75%, 10/28/20 144A	665,000	701
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	1,410,000	1,500
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	1,020,000	1,081
Post Holdings, Inc., 6.75%, 12/1/21 144A	1,420,000	1,503
Post Holdings, Inc., 7.375%, 2/15/22 144A	170,000	183
Post Holdings, Inc., 7.375%, 2/15/22	467,000	502
Smithfield Foods, Inc., 6.625%, 8/15/22	785,000	848
Sun Merger Sub, Inc., 5.25%, 8/1/18 144A	570,000	592
Sun Merger Sub, Inc., 5.875%, 8/1/21 144A	285,000	296
TreeHouse Foods, Inc., 4.875%, 3/15/22	190,000	191

Total		10,039

Foreign Agencies (0.1%)
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	613

Total		613

Gaming/Leisure/Lodging (1.8%)
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	1,265,000	1,120
Churchill Downs, Inc., 5.375%, 12/15/21 144A	235,000	240
Golden Nugget Escrow, Inc., 8.50%, 12/1/21 144A	475,000	484
MGM Resorts International, 6.625%, 12/15/21	755,000	830
MGM Resorts International, 6.75%, 10/1/20	595,000	660
MGM Resorts International, 7.625%, 1/15/17	610,000	696
MGM Resorts International, 7.75%, 3/15/22	565,000	655
MGM Resorts International, 8.625%, 2/1/19	855,000	1,024
NCL Corp., Ltd., 5.00%, 2/15/18	300,000	311
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21	360,000	363
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	430,000	441

	Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Scientific Games International, Inc., 6.25%, 9/1/20	980,000	1,029
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	800,000	806
	Wynn Macau, Ltd., 5.25%, 10/15/21 144A	860,000	875

	Total		9,534

	Healthcare (4.8%)
	Biomet, Inc., 6.50%, 8/1/20	825,000	889
	Catamaran Corp., 4.75%, 3/15/21	270,000	274
	CHS/Community Health Systems, Inc., 5.125%, 8/15/18	575,000	604
	CHS/Community Health Systems, Inc., 6.875%, 2/1/22 144A	865,000	904
	CHS/Community Health Systems, Inc., 7.125%, 7/15/20	870,000	944
	CHS/Community Health Systems, Inc., 8.00%, 11/15/19	2,170,000	2,384
(c)	ConvaTec Finance International SA, 8.25%, 1/15/19 144A	285,000	294
	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	1,210,000	1,304
	Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	335,000	356
	Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	245,000	274
	HCA Holdings, Inc., 6.25%, 2/15/21	1,065,000	1,140
	HCA Holdings, Inc., 7.75%, 5/15/21	1,230,000	1,356
	HCA, Inc., 5.875%, 3/15/22	1,730,000	1,864
	HCA, Inc., 5.875%, 5/1/23	670,000	689
	HCA, Inc., 6.50%, 2/15/20	1,400,000	1,568
	HCA, Inc., 7.25%, 9/15/20	1,000,000	1,081
	HCA, Inc., 8.00%, 10/1/18	730,000	865
	Hologic, Inc., 6.25%, 8/1/20	230,000	243
	Kindred Healthcare, Inc., 6.375%, 4/15/22 144A	460,000	461
	Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	925,000	1,075

High Yield Bond Portfolio

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
LifePoint Hospitals, Inc., 5.50%, 12/1/21 144A	570,000	591
MPH Acquisition Holdings LLC, 6.625%, 4/1/22 144A	155,000	159
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	1,000,000	1,095
Tenet Healthcare Corp., 4.50%, 4/1/21	600,000	587
Tenet Healthcare Corp., 5.00%, 3/1/19 144A	480,000	479
Tenet Healthcare Corp., 6.00%, 10/1/20 144A	1,070,000	1,145
Tenet Healthcare Corp., 6.25%, 11/1/18	915,000	1,009
Tenet Healthcare Corp., 6.75%, 2/1/20	760,000	800
Tenet Healthcare Corp., 8.125%, 4/1/22	855,000	956
WellCare Health Plans, Inc., 5.75%, 11/15/20	475,000	499

Total		25,889

Insurance (0.6%)
Centene Corp., 5.75%, 6/1/17	1,620,000	1,762
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21 144A	1,140,000	1,217

Total		2,979

Media (8.3%)
Cablevision Systems Corp., 7.75%, 4/15/18	615,000	703
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22 144A	350,000	359
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	1,560,000	1,572
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,125,000	1,193
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	570,000	623
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	880,000	871
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	1,225,000	1,280
CSC Holdings LLC, 6.75%, 11/15/21	1,900,000	2,123

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Media continued
CSC Holdings LLC, 7.625%, 7/15/18	870,000	1,011
CSC Holdings LLC, 7.875%, 2/15/18	535,000	618
CSC Holdings LLC, 8.625%, 2/15/19	445,000	532
DISH DBS Corp., 4.25%, 4/1/18	1,795,000	1,874
DISH DBS Corp., 5.00%, 3/15/23	810,000	816
DISH DBS Corp., 5.125%, 5/1/20	1,200,000	1,251
DISH DBS Corp., 5.875%, 7/15/22	775,000	827
DISH DBS Corp., 6.75%, 6/1/21	1,210,000	1,355
DISH DBS Corp., 7.875%, 9/1/19	1,760,000	2,081
Gannett Co., 5.125%, 10/15/19 144A	570,000	596
Gannett Co., 5.125%, 7/15/20 144A	715,000	735
Gray Television, Inc., 7.50%, 10/1/20	700,000	760
Hughes Satellite Systems Corp., 6.50%, 6/15/19	965,000	1,059
Hughes Satellite Systems Corp., 7.625%, 6/15/21	605,000	682
IAC/InterActiveCorp., 4.875%, 11/30/18	475,000	496
Inmarsat Finance PLC, 7.375%, 12/1/17 144A	285,000	296
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,050,000	1,129
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	770,000	835
Intelsat Jackson Holdings SA, 8.50%, 11/1/19	845,000	906
Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	1,355,000	1,426
Lee Enterprises, Inc., 9.50%, 3/15/22 144A	675,000	695
LIN Television Corp., 6.375%, 1/15/21	600,000	636
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21 144A	240,000	241
Netflix, Inc., 5.375%, 2/1/21	480,000	504
Nexstar Finance, Inc., 6.875%, 11/15/20	285,000	306
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 144A	725,000	727

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Media continued
Outerwall, Inc., 6.00%, 3/15/19	1,280,000	1,338
RR Donnelley & Sons Co., 6.00%, 4/1/24	480,000	484
RR Donnelley & Sons Co., 7.00%, 2/15/22	285,000	313
RR Donnelley & Sons Co., 7.875%, 3/15/21	480,000	550
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	992
Sinclair Television Group, Inc., 6.125%, 10/1/22	760,000	770
Sinclair Television Group, Inc., 6.375%, 11/1/21	400,000	416
Sirius XM Holdings, Inc., 4.25%, 5/15/20 144A	470,000	459
Sirius XM Holdings, Inc., 4.625%, 5/15/23 144A	400,000	377
Sirius XM Holdings, Inc., 5.75%, 8/1/21 144A	760,000	790
Sirius XM Holdings, Inc., 5.875%, 10/1/20 144A	855,000	900
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 144A	295,000	305
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	450,000	465
Univision Communications, Inc., 6.75%, 9/15/22 144A	647,000	716
Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	884
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	985,000	1,054
UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	340,000	375
Videotron, Ltd., 5.00%, 7/15/22	960,000	962
Virgin Media Secured Finance PLC, 5.375%, 4/15/21 144A	1,005,000	1,038
VTR Finance BV, 6.875%, 1/15/24 144A	435,000	452

Total		44,758

Metals & Mining (5.3%)
AK Steel Corp., 7.625%, 5/15/20	510,000	509
AK Steel Corp., 8.75%, 12/1/18	925,000	1,038
Aleris International, Inc., 7.625%, 2/15/18	460,000	475
Aleris International, Inc., 7.875%, 11/1/20	600,000	618

High Yield Bond Portfolio

	Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,790,000	1,374
	ArcelorMittal, 5.75%, 8/5/20	915,000	972
	ArcelorMittal, 6.00%, 3/1/21	1,755,000	1,871
	ArcelorMittal, 6.125%, 6/1/18	2,005,000	2,198
	ArcelorMittal, 6.75%, 2/25/22	1,230,000	1,350
	CONSOL Energy, Inc., 8.00%, 4/1/17	1,545,000	1,613
	CONSOL Energy, Inc., 8.25%, 4/1/20	1,540,000	1,673
	First Quantum Minerals, Ltd., 6.75%, 2/15/20 144A	138,000	140
	First Quantum Minerals, Ltd., 7.00%, 2/15/21 144A	549,000	559
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	575,000	605
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	1,215,000	1,336
	GrafTech International, Ltd., 6.375%, 11/15/20	370,000	381
	HudBay Minerals, Inc., 9.50%, 10/1/20 144A	50,000	53
	HudBay Minerals, Inc., 9.50%, 10/1/20	405,000	433
	Imperial Metals Corp., 7.00%, 3/15/19 144A	115,000	117
	KGHM International, Ltd., 7.75%, 6/15/19 144A	905,000	955
	Molycorp, Inc., 6.00%, 9/1/17	950,000	751
	Molycorp, Inc., 10.00%, 6/1/20	820,000	812
	New Gold, Inc., 6.25%, 11/15/22 144A	735,000	746
(c)	Patriot Coal Corp., 15.00%, 12/15/23	120,964	210
	Peabody Energy Corp., 6.00%, 11/15/18	1,705,000	1,788
	Peabody Energy Corp., 6.25%, 11/15/21	610,000	612
	Peabody Energy Corp., 6.50%, 9/15/20	765,000	790
	Plains Exploration & Production Co., 6.125%, 6/15/19	1,150,000	1,269
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	310,000	319
	Steel Dynamics, Inc., 6.125%, 8/15/19	385,000	419

	Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	Steel Dynamics, Inc., 6.375%, 8/15/22	385,000	419
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	755,000	693
	United States Steel Corp., 7.375%, 4/1/20	930,000	1,016
	Vedanta Resources PLC, 6.00%, 1/31/19 144A	585,000	585

	Total		28,699

	Oil & Gas (0.8%)
	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21 144A	460,000	464
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20	430,000	460
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	1,125,000	1,221
	Tesoro Corp., 4.25%, 10/1/17	395,000	415
	Tesoro Corp., 5.125%, 4/1/24	360,000	358
	Tesoro Corp., 5.375%, 10/1/22	395,000	406
	Ultra Petroleum Corp., 5.75%, 12/15/18 144A	425,000	446
	Western Refining, Inc., 6.25%, 4/1/21	490,000	507

	Total		4,277

	Other Holdings (–%)
	General Motors Co. Escrow, 7.20%, 1/15/15	380,000	-
	General Motors Co. Escrow, 8.375%, 7/15/33	3,515,000	-

	Total		-

	Pharmaceuticals (2.1%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	1,110,000	1,444
(c)	Capsugel SA, 7.00%, 5/15/19 144A	330,000	340
	Endo Finance Co., 5.75%, 1/15/22 144A	945,000	969
	Endo Health Solutions, Inc., 7.00%, 7/15/19	340,000	366
	Endo Health Solutions, Inc., 7.25%, 1/15/22	605,000	655
	Forest Laboratories, Inc., 4.375%, 2/1/19 144A	1,010,000	1,063
	Forest Laboratories, Inc., 5.00%, 12/15/21 144A	565,000	597

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 144A	335,000	342
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 144A	345,000	355
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21 144A	355,000	379
Valeant Pharmaceuticals International, 6.375%, 10/15/20 144A	595,000	643
Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	555,000	587
Valeant Pharmaceuticals International, 6.75%, 8/15/18 144A	1,141,000	1,255
Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,585,000	1,684
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	475,000	499

Total		11,178

Pipelines (3.6%)
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	385,000	384
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	685,000	737
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20	790,000	841
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	995,000	1,042
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 3/1/22 144A	380,000	397
El Paso LLC, 6.50%, 9/15/20	500,000	549
El Paso LLC, 7.25%, 6/1/18	590,000	671
Energy Transfer Equity LP, 7.50%, 10/15/20	1,580,000	1,807
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	725,000	750
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	775,000	843

High Yield Bond Portfolio

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Kinder Morgan, Inc., 5.00%, 2/15/21 144A	530,000	531
Kinder Morgan, Inc., 5.625%, 11/15/23 144A	455,000	450
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	353,000	381
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	615,000	666
NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 144A	710,000	738
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21	295,000	315
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	677,000	760
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23	475,000	442
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	950,000	988
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	385,000	400
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,205,000	1,243
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	895,000	891
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 144A	1,660,000	1,731
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	405,000	430
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	475,000	496
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	420,000	439

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	685,000	726

Total		19,648

Real Estate Investment Trusts (0.5%)
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	810,000	867
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	885,000	951
Pennymac Corp., 5.375%, 5/1/20 144A	920,000	895
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/1/21	190,000	198

Total		2,911

Services (1.4%)
The ADT Corp., 4.125%, 4/15/19	360,000	357
The ADT Corp., 6.25%, 10/15/21 144A	1,215,000	1,248
APX Group, 8.75%, 12/1/20	475,000	483
APX Group, Inc., 6.375%, 12/1/19	190,000	194
Clean Harbors, Inc., 5.125%, 6/1/21	310,000	316
Clean Harbors, Inc., 5.25%, 8/1/20	550,000	567
The Geo Group, Inc., 5.875%, 1/15/22	570,000	586
The Geo Group, Inc., 6.625%, 2/15/21	460,000	493
Mobile Mini, Inc., 7.875%, 12/1/20	615,000	683
QVC, Inc., 5.125%, 7/2/22	260,000	270
QVC, Inc., 7.375%, 10/15/20 144A	410,000	442
Service Corp. International, 4.50%, 11/15/20	1,370,000	1,336
Service Corp. International, 7.00%, 5/15/19	430,000	455
Service Corp. International, 8.00%, 11/15/21	225,000	261

Total		7,691

Technology (4.7%)
ACI Worldwide, Inc., 6.375%, 8/15/20 144A	285,000	300
Advanced Micro Devices, Inc., 6.75%, 3/1/19 144A	575,000	577

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17 144A	475,000	488
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 144A	570,000	603
Amkor Technology, Inc., 6.375%, 10/1/22	475,000	492
Amkor Technology, Inc., 6.625%, 6/1/21	965,000	1,030
Audatex North America, Inc., 6.00%, 6/15/21 144A	1,805,000	1,927
Audatex North America, Inc., 6.125%, 11/1/23 144A	475,000	505
BCP Singapore VI Cayman Financing Co., 8.00%, 4/15/21 144A	765,000	777
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	855,000	900
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	1,521,000	1,548
Equinix, Inc., 7.00%, 7/15/21	215,000	240
First Data Corp., 6.75%, 11/1/20 144A	1,450,000	1,559
First Data Corp., 7.375%, 6/15/19 144A	870,000	935
First Data Corp., 8.25%, 1/15/21 144A	740,000	803
First Data Corp., 11.25%, 1/15/21	1,135,000	1,295
First Data Corp., 11.75%, 8/15/21	1,830,000	1,922
Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	1,560,000	1,591
Freescale Semiconductor, Inc., 6.00%, 1/15/22 144A	475,000	504
iGATE Corp., 4.75%, 4/15/19 144A	305,000	306
Iron Mountain, Inc., 7.75%, 10/1/19	1,060,000	1,169
Iron Mountain, Inc., 8.375%, 8/15/21	69,000	73
JDS Uniphase Corp., 0.625%, 8/15/33 144A	830,000	865
Micron Technology, Inc., 5.875%, 2/15/22 144A	1,020,000	1,068
NCR Corp., 4.625%, 2/15/21	490,000	492
NCR Corp., 5.00%, 7/15/22	240,000	240
NCR Escrow Corp., 5.875%, 12/15/21 144A	945,000	995

High Yield Bond Portfolio

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Technology continued
NCR Escrow Corp., 6.375%, 12/15/23 144A	380,000	404
SunGard Data Systems, Inc., 7.625%, 11/15/20	925,000	1,014
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	610,000	656

Total		25,278

Telecommunications (9.0%)
CenturyLink, Inc., 5.625%, 4/1/20	1,360,000	1,430
CenturyLink, Inc., 6.45%, 6/15/21	3,200,000	3,440
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	725,000	840
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	935,000	1,239
Columbus International, Inc., 7.375%, 3/30/21 144A	385,000	396
Digicel Group, Ltd., 7.125%, 4/1/22 144A	385,000	389
Digicel Group, Ltd., 8.25%, 9/30/20 144A	870,000	929
Digicel, Ltd., 6.00%, 4/15/21 144A	920,000	941
Frontier Communications Corp., 8.125%, 10/1/18	610,000	712
Frontier Communications Corp., 8.25%, 4/15/17	710,000	826
Frontier Communications Corp., 8.50%, 4/15/20	1,325,000	1,540
Frontier Communications Corp., 8.75%, 4/15/22	825,000	941
Frontier Communications Corp., 9.25%, 7/1/21	575,000	681
GCI, Inc., 8.625%, 11/15/19	1,130,000	1,209
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,135,000	1,212
SBA Communications Corp., 5.625%, 10/1/19	715,000	749
SBA Telecommunications, Inc., 5.75%, 7/15/20	580,000	608
SBA Telecommunications, Inc., 8.25%, 8/15/19	308,000	327

	Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	SoftBank Corp., 4.50%, 4/15/20 144A	970,000	965
	Sprint Capital Corp., 6.90%, 5/1/19	1,185,000	1,301
	Sprint Communications, Inc., 6.00%, 11/15/22	1,340,000	1,365
	Sprint Communications, Inc., 7.00%, 8/15/20	2,010,000	2,191
	Sprint Communications, Inc., 8.375%, 8/15/17	1,960,000	2,305
	Sprint Communications, Inc., 9.00%, 11/15/18 144A	1,020,000	1,247
	Sprint Communications, Inc., 9.125%, 3/1/17	575,000	680
	Sprint Communications, Inc., 11.50%, 11/15/21	1,140,000	1,516
	Sprint Corp., 7.125%, 6/15/24 144A	475,000	499
	Sprint Corp., 7.25%, 9/15/21 144A	1,895,000	2,066
	Sprint Corp., 7.875%, 9/15/23 144A	1,425,000	1,567
	Telecom Italia Capital SA, 7.175%, 6/18/19	1,255,000	1,439
	T-Mobile USA, Inc., 6.125%, 1/15/22	850,000	890
	T-Mobile USA, Inc., 6.25%, 4/1/21	2,000,000	2,115
	T-Mobile USA, Inc., 6.542%, 4/28/20	760,000	818
	T-Mobile USA, Inc., 6.625%, 4/1/23	400,000	424
	T-Mobile USA, Inc., 6.633%, 4/28/21	570,000	613
	T-Mobile USA, Inc., 6.731%, 4/28/22	265,000	284
	TW Telecom Holdings, Inc., 5.375%, 10/1/22	570,000	581
	Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	1,195,000	1,300
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	1,413,250	1,480
	Windstream Corp., 6.375%, 8/1/23	805,000	785
	Windstream Corp., 7.75%, 10/15/20	1,645,000	1,764
	Windstream Corp., 7.75%, 10/1/21	855,000	919
	Windstream Corp., 7.875%, 11/1/17	1,075,000	1,234

	Total		48,757

	Transportation (0.5%)
	The Hertz Corp., 4.25%, 4/1/18	180,000	185
	The Hertz Corp., 5.875%, 10/15/20	300,000	320
	Stena AB, 7.00%, 2/1/24 144A	865,000	880

Bonds (84.6%)	Shares/ $ Par	Value $ (000’s)

Transportation continued
United Continental Holdings, Inc., 6.00%, 12/1/20	1,420,000	1,477

Total		2,862

Total Bonds
(Cost: $431,999)		458,410

Bank Loan Obligations (6.7%)

Bank Loan Obligations (6.7%)
Albertsons LLC, 4.75%, 3/21/19	992,513	999
Allison Transmission, Inc., 3.75%, 8/23/19	983,496	984
Atlantic Power LP, 4.75%, 2/24/21	1,250,000	1,252
Calpine Construction Finance Co. LP, 3.00%, 5/3/20	992,500	974
Chesapeake Energy Corp., 5.75%, 12/2/17	1,500,000	1,533
Chrysler Group LLC, 3.50%, 5/24/17	1,227,904	1,228
CHS/Community Health Systems, Inc., 4.25%, 1/27/21	997,500	1,005
DaVita Healthcare Partners, Inc., 4.00%, 11/1/19	1,481,250	1,488
Dell International LLC, 4.50%, 4/29/20	1,995,000	1,979
Drillships Financing Holding, Inc., 6.00%, 3/31/21	1,492,500	1,521
FMG Resources (August 2006) Pty. Ltd., 4.25%, 6/30/19	985,050	992
Foresight Energy LLC, 5.50%, 8/23/20	995,000	1,001
Freescale Semiconductor, Inc., 4.25%, 3/1/20	990,548	993
Hilton Worldwide Finance LLC, 3.75%, 10/25/20	1,144,737	1,146
J.Crew Group, Inc., 4.00%, 3/5/21	1,000,000	997
Kinetic Concepts, Inc., 4.00%, 5/4/18	1,970,104	1,974
MEG Energy Corp., 3.75%, 3/31/20	987,379	991
MGM Resorts International, 3.50%, 12/20/19	987,500	985
Navistar, Inc., 5.75%, 8/17/17	845,588	856
Offshore Group Investment, Ltd., 5.00%, 10/25/17	900,000	901

High Yield Bond Portfolio

Bank Loan Obligations (6.7%)	Shares/ $ Par	Value $ (000’s)

Bank Loan Obligations continued
Scientific Games International, Inc., 4.25%, 10/18/20	997,500	998
Seadrill Operating LP, 4.00%, 2/21/21	1,500,000	1,495
Serta Simmons Holdings LLC, 4.25%, 10/1/19	969,599	972
SunGard Availability Services Capital, Inc., 6.00%, 3/31/19	1,000,000	1,002
SuperValu, Inc., 4.50%, 3/21/19	1,472,877	1,474
TransUnion LLC, 4.00%, 3/24/21	1,500,000	1,501
Tronox Pigments BV, 4.50%, 3/19/20	992,500	998
Univision Communications, Inc., 4.00%, 3/1/20	1,485,028	1,484
Valeant Pharmaceuticals International, Inc., 3.75%, 8/5/20	1,379,355	1,385
Virgin Media Investment Holdings, Ltd., 3.50%, 6/7/20	1,000,000	998

Total Bank Loan Obligations
(Cost: $35,932)		36,106

Short-Term Investments (7.1%)

Commercial Paper (7.1%)
Atlantic Asset Sec LLC, 0.14%, 4/4/14 144A	4,890,000	4,890
Cox Enterprises, Inc., 0.22%, 4/2/14 144A	5,000,000	5,000
Duke Energy Corp., 0.19%, 4/4/14 144A	5,000,000	5,000
John Deere Bank SA, 0.08%, 4/3/14 144A	5,000,000	5,000
Kellogg Co., 0.15%, 4/7/14 144A	5,000,000	5,000
Lowe’s Cos., Inc., 0.18%, 4/4/14	5,000,000	5,000
Oneok Partners LP, 0.21%, 4/7/14 144A	3,500,000	3,500
Xcel Energy, Inc., 0.17%, 4/7/14 144A	5,000,000	4,999

Total		38,389

Total Short-Term Investments
(Cost: $38,389)		38,389

Total Investments (99.6%)
(Cost: $512,507)(a)		539,751

Other Assets, Less
Liabilities (0.4%)		2,376

Net Assets (100.0%)		542,127

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $197,230 representing 36.4% of the net assets.

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $512,507 and the net unrealized appreciation of investments based on that cost was $27,244 which is comprised of $28,927 aggregate gross unrealized appreciation and $1,683 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$-	$-	$738
Bank Loan Obligations	-	36,106	-
Preferred Stocks
Financials	3,223	1,286	-
All Others	1,599	-	-
Corporate Bonds	-	458,410	-
Short-Term Investments	-	38,389	-
Total	$4,822	$534,191	$738

Multi-Sector Bond Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts (0.8%)
Banque PSA Finance, 2.143%, 4/4/14 144A	1,000,000	1,000
Banque PSA Finance, 4.375%, 4/4/16 144A	500,000	518
RCI Banque SA, 2.112%, 4/11/14 144A	900,000	900
RCI Banque SA, 3.50%, 4/3/18 144A	300,000	312
Schaeffler Finance BV, 7.75%, 2/15/17 144A	300,000	341
VW Credit, Inc., 2.25%, 3/23/18	800,000	807

Total		3,878

Banking (12.4%)
Ally Financial, Inc., 3.50%, 7/18/16	700,000	721
Ally Financial, Inc., 4.625%, 6/26/15	1,000,000	1,036
Ally Financial, Inc., 6.75%, 12/1/14	400,000	414
Ally Financial, Inc., 8.30%, 2/12/15	300,000	317
Banco Bradesco SA, 2.336%, 5/16/14 144A	1,000,000	1,000
Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.75%, 1/18/17 144A	600,000	650
Banco Santander Brasil SA/Cayman Islands, 4.25%, 1/14/16 144A	1,500,000	1,554
Banco Santander Brasil SA/Cayman Islands, 4.625%, 2/13/17	400,000	421
Banco Santander Chile, 3.875%, 9/20/22 144A	1,000,000	970
Banco Santander Mexico SA, 4.125%, 11/9/22 144A	2,350,000	2,306
Banco Votorantim SA, 5.25%, 2/11/16 144A	800,000	826
Bank of America Corp., 6.00%, 9/1/17	120,000	136
Barclays Bank PLC, 7.625%, 11/21/22	800,000	882
BBVA Bancomer SA/Texas, 4.50%, 3/10/16	2,300,000	2,432
BBVA US Senior SAU, 4.664%, 10/9/15	1,000,000	1,050
Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,586
Credit Agricole SA, 8.125%, 9/19/33	200,000	229

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Credit Suisse AG, 6.50%, 8/8/23 144A	900,000	988
	Credit Suisse AG, 6.50%, 8/8/23	700,000	768
	The Goldman Sachs Group, Inc., 4.00%, 3/3/24	400,000	398
	The Goldman Sachs Group, Inc., 5.25%, 7/27/21	600,000	664
	The Goldman Sachs Group, Inc., 5.75%, 1/24/22	400,000	454
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	500,000	572
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	850,000	974
	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	2,300,000	2,783
(b)	ING Bank NV, 5.80%, 9/25/23 144A	3,000,000	3,199
	Intesa Sanpaolo SpA, 1.65%, 4/7/15	1,400,000	1,400
	Intesa Sanpaolo SpA, 2.375%, 1/13/17	800,000	803
(b)	Intesa Sanpaolo SpA, 3.125%, 1/15/16	2,900,000	2,969
(k)	Intesa Sanpaolo SpA, 6.50%, 2/24/21 144A	4,100,000	4,624
	JPMorgan Chase & Co., 4.35%, 8/15/21	100,000	107
(b)	JPMorgan Chase & Co., 4.50%, 1/24/22	3,100,000	3,342
	KBC Bank NV, 8.00%, 1/25/23	1,800,000	2,022
	LBG Capital No.1 PLC, 8.50%, 12/29/49 144A	660,000	707
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	300,000	336
	Morgan Stanley, 5.50%, 1/26/20	500,000	564
	Morgan Stanley, 5.625%, 9/23/19	400,000	455
	Morgan Stanley, 5.95%, 12/28/17	200,000	228
	Morgan Stanley, 7.30%, 5/13/19	2,900,000	3,517
	Nationwide Building Society, 6.25%, 2/25/20 144A	900,000	1,049
	Rabobank Nederland NV, 11.00%, 12/29/49 144A	200,000	266

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Royal Bank of Scotland Group PLC, 6.40%, 10/21/19	1,200,000	1,383
(k)	The Royal Bank of Scotland PLC, 9.50%, 3/16/22	3,200,000	3,752
	UBS AG, 4.75%, 5/22/23	1,300,000	1,320
	UBS AG of Stamford Connecticut, 7.625%, 8/17/22	1,150,000	1,349
	UBS AG/Jersey, 7.25%, 2/22/22	2,700,000	2,963

	Total		60,486

	Basic Materials (1.4%)
	Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 144A	2,600,000	2,841
	Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	291
	Hamilton College, 4.75%, 7/1/13	100,000	86
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	1,900,000	2,009
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	200,000	220
	Rock Tenn Co., 4.45%, 3/1/19	200,000	214
	Sappi Papier Holding GmbH, 7.75%, 7/15/17 144A	400,000	445
	Weyerhaeuser Co., 7.375%, 10/1/19	400,000	486

	Total		6,592

	Builders & Building Materials (0.7%)
	Associated Materials LLC, 9.125%, 11/1/17	600,000	632
	Cemex SAB de CV, 9.50%, 6/15/18 144A	1,300,000	1,499
(d)	Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	25
(d)	Desarrolladora Homex SAB de CV, 7.50%, 9/28/15	100,000	11
	HD Supply, Inc., 8.125%, 4/15/19	1,000,000	1,115

	Total		3,282

Multi-Sector Bond Portfolio

Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

Chemicals (1.1%)
Ashland, Inc., 3.875%, 4/15/18	500,000	516
Braskem Finance, Ltd., 5.375%, 5/2/22 144A	200,000	195
Braskem Finance, Ltd., 5.75%, 4/15/21 144A	250,000	250
Braskem Finance, Ltd., 5.75%, 4/15/21	700,000	702
Celanese US Holdings LLC, 6.625%, 10/15/18	100,000	106
Huntsman International LLC, 8.625%, 3/15/21	600,000	672
Ineos Finance PLC, 7.50%, 5/1/20 144A	200,000	219
Ineos Finance PLC, 8.375%, 2/15/19 144A	200,000	221
Ineos Group Holdings SA EUR, 6.50%, 8/15/18	1,200,000	1,736
Phosagro OAO, 4.204%, 2/13/18 144A	200,000	191
Rhodia SA, 6.875%, 9/15/20 144A	500,000	549

Total		5,357

Consumer Products & Retailing (0.9%)
Altria Group, Inc., 2.85%, 8/9/22	1,600,000	1,501
Altria Group, Inc., 9.70%, 11/10/18	155,000	204
Altria Group, Inc., 10.20%, 2/6/39	418,000	686
CVS Pass-Through Trust, 4.704%, 1/10/36 144A	497,829	515
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	853,918	950
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	91,230	112
Jarden Corp., 6.125%, 11/15/22	100,000	108
Reynolds American, Inc., 6.75%, 6/15/17	50,000	58
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	100,000	110

Total		4,244

Electric Utilities (1.3%)
The AES Corp., 8.00%, 10/15/17	13,000	15
The AES Corp., 8.00%, 6/1/20	300,000	354
Entergy Corp., 3.625%, 9/15/15	100,000	104
Exelon Generation Co. LLC, 4.25%, 6/15/22	500,000	507

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Electric Utilities continued
	FirstEnergy Corp., 7.375%, 11/15/31	800,000	919
	NRG Energy, Inc., 7.625%, 1/15/18	600,000	674
	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22	800,000	838
	Puget Energy, Inc., 5.625%, 7/15/22	200,000	228
	RWE AG, 7.00%, 10/12/72	2,400,000	2,621

	Total		6,260

	Energy (2.1%)
	Anadarko Finance Co., 7.50%, 5/1/31	100,000	127
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	102
	Continental Resources, Inc., 7.125%, 4/1/21	100,000	113
	EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	112
	Harvest Operations Corp., 6.875%, 10/1/17	100,000	108
	Nakilat, Inc., 6.067%, 12/31/33	200,000	209
	Newfield Exploration Co., 6.875%, 2/1/20	300,000	320
	Newfield Exploration Co., 7.125%, 5/15/18	100,000	103
(b)	Novatek Finance, Ltd., 4.422%, 12/13/22 144A	3,590,000	3,155
	Novatek Finance, Ltd., 6.604%, 2/3/21 144A	1,600,000	1,666
	Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21	1,350,000	1,403
	Petrofac, Ltd., 3.40%, 10/10/18 144A	100,000	102
	Pioneer Natural Resources Co., 5.875%, 7/15/16	100,000	110
	Pride International, Inc., 8.50%, 6/15/19	500,000	631
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	1,207,340	1,299
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 9/30/19	550,000	653

	Total		10,213

	Entertainment (0.0%)
	Viacom, Inc., 5.85%, 9/1/43	100,000	110

	Total		110

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Finance (3.4%)
	American General Finance Corp., 5.40%, 12/1/15	900,000	943
	Aviation Capital Group Corp., 3.875%, 9/27/16 144A	1,000,000	1,036
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	712,000	737
	GATX Corp., 4.75%, 6/15/22	200,000	213
	International Lease Finance Corp., 6.75%, 9/1/16 144A	1,200,000	1,335
	LeasePlan Corp. NV, 3.00%, 10/23/17 144A	200,000	204
	PHH Corp., 6.375%, 8/15/21	300,000	310
	SCF Capital, Ltd., 5.375%, 10/27/17 144A	2,500,000	2,350
	SLM Corp., 4.875%, 6/17/19	1,200,000	1,219
	SLM Corp., 5.00%, 4/15/15	600,000	622
	SLM Corp., 6.00%, 1/25/17	100,000	109
(b)	SLM Corp., 6.25%, 1/25/16	3,200,000	3,440
	SLM Corp., 8.45%, 6/15/18	400,000	471
	Springleaf Finance Corp., 5.75%, 9/15/16	300,000	318
	Springleaf Finance Corp., 6.50%, 9/15/17	700,000	754
	Springleaf Finance Corp., 6.90%, 12/15/17	2,200,000	2,415

	Total		16,476

	Food & Beverage (0.1%)
	Constellation Brands, Inc., 4.25%, 5/1/23	300,000	293

	Total		293

	Foreign Agencies (14.8%)
	AK Transneft OAO, 8.70%, 8/7/18 144A	1,000,000	1,168
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	217
	Banco do Brasil SR (Cayman), 3.875%, 10/10/22	1,400,000	1,302
	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 144A	700,000	713
	Banco Nacional de Desenvolvimento Economico e Social, 6.50%, 6/10/19	2,000,000	2,260

Multi-Sector Bond Portfolio

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	432
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	216
	Centrais Eletricas Brasileiras SA, 7.75%, 11/30/15 144A	1,300,000	1,415
	Dolphin Energy, Ltd., 5.50%, 12/15/21 144A	1,300,000	1,467
	Dolphin Energy, Ltd., 5.50%, 12/15/21	200,000	226
	DP World, Ltd., 6.85%, 7/2/37 144A	200,000	216
	Ecopetrol SA, 7.375%, 9/18/43	1,400,000	1,598
	Ecopetrol SA, 7.625%, 7/23/19	720,000	863
	Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	992
	Eksportfinans ASA, 5.50%, 5/25/16	200,000	211
	Eksportfinans ASA, 5.50%, 6/26/17	100,000	106
	Electricite de France, 5.625%, 12/29/49 144A	500,000	504
	Electricite de France SA, 5.25%, 1/29/49	2,200,000	2,203
	The Export-Import Bank of Korea, 4.00%, 1/29/21	200,000	210
	The Export-Import Bank of Korea, 4.375%, 9/15/21	1,200,000	1,285
	The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	280
	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23 144A	2,200,000	2,156
	Gazprom Via Gaz Capital SA, 3.85%, 2/6/20 144A	1,400,000	1,313
	Gazprom Via Gaz Capital SA, 6.51%, 3/7/22	1,000,000	1,030
(k)	Gazprom Via Gaz Capital SA, 8.625%, 4/28/34	3,100,000	3,534
	Gazprom Via Gaz Capital SA, 9.25%, 4/23/19	1,500,000	1,770
	IPIC GMTN, Ltd., 5.00%, 11/15/20 144A	1,500,000	1,656
	IPIC GMTN, Ltd., 5.00%, 11/15/20	700,000	773
	Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	223

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued
	The Korea Development Bank, 3.00%, 9/14/22	1,000,000	978
	Korea Hyrdro & Nuclear Power Co., Ltd., 2.875%, 10/2/18 144A	200,000	203
	Korea National Oil Corp., 2.75%, 1/23/19	1,500,000	1,513
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	113
	Majapahit Holding BV, 7.75%, 1/20/20 144A	800,000	918
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	116
	Majapahit Holding BV, 8.00%, 8/7/19 144A	600,000	698
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	116
	Nakilat, Inc., 6.267%, 12/31/33 144A	648,207	708
(b)	Pemex Project Funding Master Trust, 5.75%, 3/1/18	2,840,000	3,149
	Pertamina Persero PT, 4.30%, 5/20/23 144A	600,000	541
	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	121,033	112
	Perusahaan Listrik Negara PT, 5.50%, 11/22/21 144A	600,000	606
	Petrobras Global Finance BV, 6.25%, 3/17/24	1,400,000	1,442
	Petrobras International Finance Co., 5.375%, 1/27/21	2,900,000	2,933
	Petrobras International Finance Co., 5.75%, 1/20/20	300,000	313
	Petrobras International Finance Co., 6.75%, 1/27/41	2,200,000	2,132
	Petroleos de Venezuela SA, 5.375%, 4/12/27	3,600,000	1,908
	Petroleos de Venezuela SA, 5.50%, 4/12/37	1,800,000	932
(k)	Petroleos de Venezuela SA, 8.50%, 11/2/17	4,300,000	3,601
	Petroleos Mexicanos, 8.00%, 5/3/19	1,200,000	1,464
	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,100,000	1,221
	QNB Finance, Ltd., 3.375%, 2/22/17	1,200,000	1,246
	Qtel International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	215

Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

Foreign Agencies continued
Qtel International Finance, Ltd., 4.75%, 2/16/21	1,100,000	1,180
Rosneft Finance SA, 7.25%, 2/2/20	400,000	440
Rosneft Oil Co. via Rosneft International Finance, Ltd., 3.149%, 3/6/17 144A	1,700,000	1,671
Russian Agricultural Bank OAO Via RSHB Capital SA, 5.10%, 7/25/18 144A	2,400,000	2,340
Russian Agricultural Bank OJSC, 5.298%, 12/27/17 144A	1,300,000	1,287
RZD Capital, Ltd., 5.739%, 4/3/17	1,600,000	1,668
SB Capital SA, 5.717%, 6/16/21	200,000	203
SB Capital SA, 6.125%, 2/7/22	400,000	412
Sberbank of Russia Via SB Capital SA, 4.95%, 2/7/17 144A	2,800,000	2,878
Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19	300,000	305
Temasek Financial I, Ltd., 3.375%, 7/23/42 144A	500,000	410
Vnesheconombank Via VEB Finance PLC, 5.942%, 11/21/23	200,000	189
Vnesheconombank Via VEB Finance PLC, 6.025%, 7/5/22 144A	1,100,000	1,071
Vnesheconombank Via VEB Finance PLC, 6.902%, 7/9/20 144A	600,000	628

Total		72,199

Healthcare (0.9%)
Baptist Health South Florida Obligated Group, 4.59%, 8/15/21	100,000	107
Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,377
CHS/Community Health Systems, Inc., 5.125%, 8/1/21 144A	200,000	205
HCA, Inc., 6.50%, 2/15/20	2,200,000	2,464
Tenet Healthcare Corp., 4.50%, 4/1/21	300,000	293

Total		4,446

Multi-Sector Bond Portfolio

Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

Insurance (0.1%)
The Doctors Co., 6.50%, 10/15/23 144A	300,000	298

Total		298

Media (1.2%)
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	500,000	534
Columbus International, Inc., 11.50%, 11/20/14 144A	100,000	106
CSC Holdings LLC, 7.625%, 7/15/18	800,000	930
CSC Holdings LLC, 7.875%, 2/15/18	400,000	462
CSC Holdings LLC, 8.625%, 2/15/19	200,000	239
DISH DBS Corp., 7.125%, 2/1/16	325,000	355
EchoStar DBS Corp., 7.75%, 5/31/15	700,000	750
Quebecor Media, Inc., 7.75%, 3/15/16	162,000	162
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	600,000	827
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	400,000	428
UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	200,000	221
UPCB Finance VI, Ltd., 6.875%, 1/15/22 144A	150,000	164
Virgin Media Secured Finance PLC, 5.25%, 1/15/21	700,000	725

Total		5,903

Metals & Mining (4.8%)
Aleris International, Inc., 7.625%, 2/15/18	1,200,000	1,239
Alrosa Finance SA, 7.75%, 11/3/20 144A	500,000	528
Alrosa Finance SA, 7.75%, 11/3/20	900,000	950
Anglo American Capital PLC, 2.625%, 9/27/17 144A	1,000,000	1,015
Anglo American Capital PLC, 4.125%, 9/27/22 144A	1,400,000	1,366
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	100
AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	1,000,000	870
AngloGold Ashanti Holdings PLC, 8.50%, 7/30/20	500,000	551

Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
ArcelorMittal, 4.25%, 2/25/15	100,000	102
ArcelorMittal SA, 4.25%, 8/5/15	1,500,000	1,545
ArcelorMittal SA, 9.50%, 2/15/15	400,000	427
CONSOL Energy, Inc., 8.00%, 4/1/17	1,500,000	1,566
CSN Resources SA, 6.50%, 7/21/20	100,000	102
Gerdau Holdings, Inc., 7.00%, 1/20/20	2,200,000	2,442
Glencore Funding LLC, 1.70%, 5/27/16 144A	300,000	301
Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	2,900,000	2,508
Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 144A	100,000	90
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41 144A	192,000	156
Plains Exploration & Production Co., 6.75%, 2/1/22	350,000	387
Severstal OAO Via Steel Capital SA, 4.45%, 3/19/18 144A	200,000	194
Severstal OAO Via Steel Capital SA, 6.70%, 10/25/17 144A	700,000	724
Southern Copper Corp., 5.25%, 11/8/42	1,700,000	1,455
Southern Copper Corp., 6.75%, 4/16/40	800,000	814
Southern Copper Corp., 7.50%, 7/27/35	200,000	220
Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	325
Vale Overseas, Ltd., 4.375%, 1/11/22	800,000	794
Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	416
Vale Overseas, Ltd., 6.875%, 11/21/36	1,000,000	1,065
Vale Overseas, Ltd., 6.875%, 11/10/39	300,000	321
Xstrata Canada Financial Corp., 3.60%, 1/15/17 144A	1,000,000	1,041

Total		23,614

Oil & Gas (0.6%)
BG Energy Capital PLC, 6.50%, 11/30/72	700,000	767
Borets Finance, Ltd., 7.625%, 9/26/18	1,100,000	1,045
Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	304

Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas continued
Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	28,727	29
TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	439
TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	112

Total		2,696

Pharmaceuticals (0.5%)
Amgen, Inc., 3.625%, 5/15/22	800,000	811
Amgen, Inc., 5.375%, 5/15/43	900,000	962
Hospira, Inc., 5.80%, 8/12/23	200,000	219
Mallinckrodt International Finance SA, 3.50%, 4/15/18 144A	200,000	197
Mylan, Inc., 7.875%, 7/15/20 144A	300,000	336

Total		2,525

Pipelines (3.3%)
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/23	1,000,000	1,008
El Paso LLC, 7.75%, 1/15/32	916,000	980
El Paso LLC, 8.25%, 2/15/16	100,000	108
Enterprise Products Operating LLC, 4.05%, 2/15/22	1,250,000	1,304
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	1,300,000	1,251
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 144A	1,900,000	1,935
NGPL PipeCo LLC, 7.768%, 12/15/37 144A	100,000	93
Oneok Partners LP, 3.20%, 9/15/18	100,000	103
Oneok Partners LP, 5.00%, 9/15/23	1,000,000	1,072
Plains All American Pipeline LP, 8.75%, 5/1/19	900,000	1,150
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	300,000	312
Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	980

Multi-Sector Bond Portfolio

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued
(b)	Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	2,900,000	2,994
(d)	Selectica, 8.75%, 11/15/15	500,000	-
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 144A	1,000,000	928
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	600,000	627
	Williams Partners LP, 3.35%, 8/15/22	1,100,000	1,054

	Total		15,899

	Real Estate Investment Trusts (0.5%)
	Deutsche Annington Finance BV, 5.00%, 10/2/23 144A	300,000	311
	Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,130
	SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,192

	Total		2,633

	Services (0.1%)
	QVC, Inc., 4.375%, 3/15/23	500,000	493
	QVC, Inc., 4.85%, 4/1/24 144A	100,000	101

	Total		594

	Technology (0.6%)
	Alliance Data Systems Corp., 5.25%, 12/1/17 144A	600,000	628
	Brocade Communications Systems, Inc., 6.875%, 1/15/20	1,100,000	1,176
	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	600,000	610
	Flextronics International, Ltd., 4.625%, 2/15/20	200,000	202
	NXP BV / NXP Funding LLC, 3.50%, 9/15/16 144A	400,000	410

	Total		3,026

	Telecommunications (4.5%)
	American Tower Corp., 7.25%, 5/15/19	1,500,000	1,784

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	British Telecommunications PLC, 9.625%, 12/15/30	400,000	618
	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	700,000	1,010
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	600,000	640
	Eileme 2 AB, 11.625%, 1/31/20 144A	600,000	715
	Millicom International Cellular SA, 6.625%, 10/15/21 144A	200,000	211
	Qwest Corp., 7.25%, 9/15/25	500,000	552
	Sprint Corp., 7.875%, 9/15/23 144A	1,500,000	1,650
	Telefonica Emisiones SAU, 3.992%, 2/16/16	700,000	734
	Telefonica Emisiones SAU, 6.221%, 7/3/17	100,000	113
	Telefonica Emisiones SAU, 6.421%, 6/20/16	300,000	332
	Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	2,400,000	2,675
	T-Mobile USA, Inc., 6.25%, 4/1/21	600,000	635
	T-Mobile USA, Inc., 6.542%, 4/28/20	600,000	646
(b)	Verizon Communications, Inc., 6.55%, 9/15/43	2,800,000	3,407
	Vimpel Communications Via VIP Finance Ireland, Ltd., 7.748%, 2/2/21 144A	1,200,000	1,229
	Vimpel Communications Via VIP Finance Ireland, Ltd., 9.125%, 4/30/18 144A	900,000	986
(k)	VimpelCom Holdings BV, 7.504%, 3/1/22 144A	3,700,000	3,750
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	300,000	317

	Total		22,004

	Transportation (1.2%)
	American Airlines Pass Through Trust, 5.25%, 1/31/21	162,428	176
	Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	517
	Asciano Finance, Ltd., 5.00%, 4/7/18 144A	800,000	859

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Transportation continued
	Brunswick Rail Finance, Ltd., 6.50%, 11/1/17 144A	500,000	506
	Continental Airlines Pass Through Trust, 4.75%, 1/12/21	86,050	93
	Continental Airlines Pass Through Trust, 7.25%, 11/10/19	247,823	290
	Delta Air Lines Pass Through Trust, 4.75%, 5/7/20	464,965	502
	Delta Air Lines Pass Through Trust, 7.75%, 12/17/19	198,934	233
	DP World Sukuk, Ltd., 6.25%, 7/2/17	200,000	222
	DP World, Ltd., 6.85%, 7/2/37	500,000	541
	United Airlines, 4.30%, 8/15/25	100,000	103
	United Airlines Pass Through Trust, Series 2009-2, Class A, 9.75%, 1/15/17	300,487	346
	US Airways Pass-Through Trust, 5.90%, 10/1/24	1,440,697	1,610
	The Virgin Australia 2013-1A Trust, 5.00%, 10/23/23 144A	100,000	105

	Total		6,103

	Yankee Sovereign (2.8%)
(k)	Indonesia Government International Bond, 6.875%, 1/17/18	5,300,000	6,022
	Qatar Government International Bond, 5.25%, 1/20/20 144A	1,200,000	1,362
	Slovenia Government International Bond, 4.125%, 2/18/19 144A	400,000	414
	Slovenia Government International Bond, 4.75%, 5/10/18	1,400,000	1,496
	Ukraine Government International Bond, 9.25%, 7/24/17	900,000	882
	Venezuela Government International Bond, 7.65%, 4/21/25	800,000	536
	Venezuela Government International Bond, 7.75%, 10/13/19	1,100,000	836
	Venezuela Government International Bond, 8.25%, 10/13/24	200,000	139
	Venezuela Government International Bond, 9.25%, 5/7/28	1,100,000	803

Multi-Sector Bond Portfolio

	Corporate Bonds (60.1%)	Shares/ $ Par	Value $ (000’s)

	Yankee Sovereign continued
	Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	1,027

	Total		13,517

	Total Corporate Bonds
	(Cost: $286,509)		292,648

	Foreign Bonds (21.8%)

	Aerospace & Defense (0.6%)
(f)	Finmeccanica Finance SA/Old, 8.00%, 12/16/19 GBP	1,500,000	2,883

	Total		2,883

	Autos & Vehicle Parts (0.5%)
(f)	Banque PSA Finance SA, 3.875%, 1/14/15 EUR	1,300,000	1,822
(f)	Fiat Finance and Trade, Ltd., 7.00%, 3/23/17 EUR	200,000	305
(c),(f)	Schaeffler Holding Finance BV, 6.875%, 8/15/18 EUR	200,000	293

	Total		2,420

	Banking (4.2%)
(f)	Banco do Brasil SA/Cayman, 4.50%, 1/20/16 144A EUR	200,000	287
(f)	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A EUR	300,000	436
(f)	Banco Popular Espanol SA, 11.50%, 10/29/49 EUR	800,000	1,254
(f)	Bank of America Corp., 7.00%, 7/31/28 GBP	1,000,000	2,162
(f)	Bank of Scotland PLC, 6.375%, 8/16/19 GBP	100,000	184
(f),(k)	Barclays Bank PLC, 10.00%, 5/21/21 GBP	2,050,000	4,465
(f)	Barclays Bank PLC, 14.00%, 11/29/49 GBP	800,000	1,803
(f)	Credit Suisse AG, 5.75%, 9/18/25 EUR	300,000	450
(f)	GMAC International Finance BV, 7.50%, 4/21/15 EUR	700,000	1,021
(f)	HBOS PLC, 5.374%, 6/30/21 EUR	600,000	880
(f)	LBG Capital No.1 PLC, 7.869%, 8/25/20 GBP	800,000	1,395
(f)	LBG Capital No.2 PLC, 15.00%, 12/21/19 EUR	700,000	1,471

	Foreign Bonds (21.8%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
(f)	LBG Capital No.2 PLC, 15.00%, 12/21/19 GBP	400,000	969
(f)	Nationwide Building Society, 10.25%, 6/29/49 GBP	1,200,000	2,466
(f)	OCI Euro Fund BV, 0.597%, 8/15/24 EUR	300,000	400
(f)	The Royal Bank of Scotland PLC, 1.986%, 3/30/15 CAD	1,100,000	981

	Total		20,624

	Basic Materials (0.3%)
(f)	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 EUR	100,000	146
(f)	German Residential Funding PLC, 1.439%, 8/27/24 EUR	99,250	139
(f)	Kloeckner Pentaplast GmbH & Co. KG, 11.625%, 7/15/17 EUR	200,000	315
(f)	Mondi Finance PLC, 5.75%, 4/3/17 EUR	100,000	155
(f)	OI European Group BV, 6.75%, 9/15/20 EUR	200,000	326
(f)	Smurfit Kappa Acquisitions, 4.125%, 1/30/20 144A EUR	300,000	440

	Total		1,521

	Builders & Building Materials (0.9%)
(f)	HeidelbergCement Finance Luxembourg SA, 9.50%, 12/15/18 EUR	300,000	537
(f)	Lafarge SA, 6.25%, 4/13/18 EUR	700,000	1,087
(f)	Lafarge SA, 6.625%, 11/29/18 EUR	1,000,000	1,591
(f)	Lafarge SA, 6.75%, 12/16/19 EUR	400,000	645
(f)	Lafarge SA, 10.00%, 5/30/17 GBP	200,000	398

	Total		4,258

	Capital Goods (0.5%)
(f)	Obrascon Huarte Lain SA, 7.625%, 3/15/20 EUR	400,000	618
(f)	Obrascon Huarte Lain SA, 8.75%, 3/15/18 EUR	1,200,000	1,823

	Total		2,441

	Foreign Bonds (21.8%)	Shares/ $ Par	Value $ (000’s)

	Chemicals (0.3%)
(f)	Kinove German Bondco GmbH, 10.00%, 6/15/18 EUR	1,080,000	1,623

	Total		1,623

	Consumer Products & Retailing (1.3%)
(f),(k)	Co.-Operative Group Holdings, Ltd., 6.875%, 7/8/20 GBP	2,200,000	3,778
(f)	DFS Furniture Holdings PLC, 7.625%, 8/15/18 GBP	100,000	179
(f)	Marks & Spencer PLC, 6.125%, 12/2/19 GBP	100,000	188
(f)	Marks & Spencer PLC, 6.125%, 12/6/21 GBP	300,000	561
(f)	Spirit Issuer PLC, 6.582%, 12/28/27 GBP	900,000	1,564

	Total		6,270

	Electric Utilities (0.5%)
(f)	RWE Finance BV, 6.50%, 4/20/21 GBP	200,000	391
(f)	SSE PLC, 5.625%, 9/29/49 EUR	1,500,000	2,218

	Total		2,609

	Foreign Agencies (0.6%)
(f)	Banco do Brasil SA, 3.75%, 7/25/18 144A EUR	300,000	424
(f)	EnBW Energie Baden-Wuerttemberg AG, 7.375%, 4/2/72 EUR	764,000	1,181
(f)	RZD Capital PLC, 7.487%, 3/25/31 EUR	800,000	1,373

	Total		2,978

	Governments (1.4%)
(b),(f)	Bankia SA, 0.50%, 1/25/16 EUR	2,600,000	3,501
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17 BRL	3,344,000	1,430
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/21 BRL	650,000	261
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/23 BRL	47,000	18
(f)	Mexican Bonos, 7.75%, 5/29/31 MXN	5,300,000	443
(f)	Slovenia Government International Bond, 4.70%, 11/1/16 144A EUR	600,000	897

	Total		6,550

Multi-Sector Bond Portfolio

	Foreign Bonds (21.8%)	Shares/ $ Par	Value $ (000’s)

	Healthcare (0.4%)
(f)	Priory Group No 3 PLC, 7.00%, 2/15/18 GBP	1,100,000	1,935

	Total		1,935

	Insurance (1.1%)
(f)	AXA SA, 5.125%, 7/4/43 EUR	300,000	455
(f)	AXA SA, 5.25%, 4/16/40 EUR	400,000	609
(f)	CNP Assurances, 6.00%, 9/14/40 EUR	100,000	152
(f)	CNP Assurances, 6.875%, 9/30/41 EUR	200,000	320
(f)	CNP Assurances, 7.375%, 9/30/41 GBP	1,000,000	1,842
(f)	Muenchener Reuckversicherungs-Gesellschaft AG, 6.25%, 5/26/42 EUR	200,000	333
(f)	Muenchener Rueckversicherungs-Gesellschaft AG, 6.00%, 5/26/41 EUR	900,000	1,461

	Total		5,172

	Media (2.6%)
(b)(f)	Lynx I Corp., 6.00%, 4/15/21 GBP	1,800,000	3,173
(f)	Nara Cable Funding, Ltd., 8.875%, 12/1/18 EUR	1,600,000	2,403
(f)	Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24 EUR	800,000	1,218
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23 144A EUR	300,000	448
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23 EUR	200,000	299
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, 1/15/23 EUR	100,000	150
(f)	Unitymedia KabelBW GmbH, 9.50%, 3/15/21 EUR	100,000	159
(f)	UPCB Finance II, Ltd., 6.375%, 7/1/20 EUR	400,000	591
(f)	Virgin Media Secured Finance PLC, 5.50%, 1/15/21 GBP	100,000	174
(f)	Virgin Media Secured Finance PLC, 7.00%, 1/15/18 GBP	900,000	1,555

	Foreign Bonds (21.8%)	Shares/ $ Par	Value $ (000’s)

	Media continued
(f)	Ziggo Bond Co. BV, 8.00%, 5/15/18 144A EUR	1,600,000	2,346

	Total		12,516

	Municipal Bonds (0.2%)
(f)	The Autonomous Community of Catalonia, 4.95%, 2/11/20 EUR	500,000	745
(f)	Hypo Alpe-Adria-Bank International AG, 4.375%, 1/24/17 EUR	200,000	275

	Total		1,020

	Oil & Gas (0.3%)
(f)	BG Energy Capital PLC, 6.50%, 11/30/72 GBP	800,000	1,447

	Total		1,447

	Structured Products (1.0%)
(f)	Cairn CLO BV, 0.649%, 1/31/22 EUR	1,073,794	1,450
(f)	EMF-NL BV, 1.09%, 4/17/41 EUR	276,241	336
(f)	Epic Opera PLC, 0.77%, 7/28/16 GBP	36,597	61
(f)	Eurosail-NL BV, 1.79%, 10/17/40 EUR	196,913	271
(f)	Mitchells & Butlers Finance PLC, 0.971%, 12/15/28 GBP	87,032	132
(f)	Opera Germany PLC, 0.52%, 10/20/14 EUR	84,085	115
(f)	Tesco Property Finance 2 PLC, 6.052%, 10/13/39 GBP	661,757	1,233
(f)	The Unique Pub Finance Co. PLC, 6.542%, 3/30/21 GBP	757,760	1,328

	Total		4,926

	Telecommunications (2.3%)
(f)	Koninklijke (Royal) KPN NV, 6.125%, 3/29/49 EUR	1,500,000	2,157
(f)	Telecom Italia S.p.A, 5.375%, 1/29/19 EUR	400,000	601
(f)	Telecom Italia S.p.A, 7.00%, 1/20/17 EUR	1,400,000	2,172
(f)	Telecom Italia S.p.A., 4.50%, 9/20/17 EUR	800,000	1,176
(f)	Telecom Italia SPA, 6.375%, 6/24/19 GBP	700,000	1,254
(f)	Telefonica Emisiones SAU, 5.597%, 3/12/20 GBP	100,000	182
(f)	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A EUR	100,000	149

	Foreign Bonds (21.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
(f)	Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 144A EUR	100,000	151
(f)	Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24 144A EUR	300,000	457
(b)(f)	Wind Acquisition Finance SA, 11.75%, 7/15/17 EUR	2,100,000	3,044

	Total		11,343

	Transportation (0.3%)
(f)	Europcar Groupe SA, 11.50%, 5/15/17 EUR	700,000	1,124
(f)	The Great Rolling Stock Co., Ltd., 6.875%, 7/27/35 GBP	96,040	194
(f)	Heathrow Finance PLC, 7.125%, 3/1/17 GBP	100,000	184

	Total		1,502

	Yankee Sovereign (2.5%)
(f)(k)	United Mexican States, 2.75%, 4/22/23 EUR	8,900,000	12,169

	Total		12,169

	Total Foreign Bonds
	(Cost: $101,540)		106,207

	Governments (1.8%)

	Governments (1.8%)
(b)	US Treasury, 0.25%, 5/31/14	1,460,000	1,461
(b)	US Treasury, 0.25%, 9/15/14	1,000,000	1,001
(b)	US Treasury, 0.25%, 9/30/14	600,000	601
(b)	US Treasury, 0.25%, 12/15/14	380,000	380
(b)	US Treasury, 0.25%, 1/31/15	900,000	901
(b)	US Treasury, 0.25%, 2/28/15	2,300,000	2,302
(b)	US Treasury, 0.25%, 3/31/15	100,000	100
(b)	US Treasury, 0.50%, 10/15/14	2,100,000	2,105
(b)	US Treasury, 0.625%, 7/15/14	100,000	100

	Total Governments
	(Cost: $8,947)		8,951

Multi-Sector Bond Portfolio

Municipal Bonds (2.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (2.6%)
Alameda County California Association of Joint Powers Authorities, Series 2010-A, 7.046%, 12/1/44 RB	100,000	121
American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	136
Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	260
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	82
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	900,000	725
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	260
California State, Series 2010, 7.30%, 10/1/39 GO	200,000	268
California State, Series 2010, 7.70%, 11/1/30 GO	200,000	239
California State, Series 2010, 7.95%, 3/1/36 GO	1,100,000	1,294
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	270
Golden State Tobacco Securitization Corp., Series 2007-A2, 5.30%, 6/1/37 RB	100,000	76
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	81
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	354
Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	125

Municipal Bonds (2.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	124
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	257
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	123
Municipal Electric Authority of Georgia, , 6.655%, 4/1/57 RB	200,000	222
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	122
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	350
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	607
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	116
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	262
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	205
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,265
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	107

Municipal Bonds (2.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	106
Tennessee State School Bond Authority, Series 2010, 4.848%, 9/15/27 GO, ST INTERCEPT CNTY GTD	100,000	108
Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	76
Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,205,000	956
Tobacco Settlement Financing Corp., Series 2007A, 6.706%, 6/1/46 RB	3,395,000	2,419
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB, GO OF AUTH	800,000	883
University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	123

Total Municipal Bonds
(Cost: $11,542)		12,722

Structured Products (7.1%)

Structured Products (7.1%)
ACE Securities Corp., Series 2004-RM2, Class M2, 0.949%, 1/25/35	86,893	83
ACE Securities Corp., Series 2004-HE4, Class M1, 1.054%, 12/25/34	94,900	85
Ace Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 0.804%, 7/25/35	100,000	83
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 1.654%, 3/25/35	300,000	262
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	366,767	370

Multi-Sector Bond Portfolio

Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.83%, 9/25/45	10,831	10
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.024%, 7/25/34	59,083	52
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC20, Class M4, 1.054%, 6/25/35	200,000	163
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 1.40%, 8/15/33	54,460	51
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.598%, 6/10/49	100,000	110
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.825%, 2/10/51	79,446	88
Banc of America Funding Corp., Series 2007-D, Class 1A4, 0.387%, 6/20/47	228,398	210
Banc of America Funding Corp., Series 2007-6, Class A1, 0.444%, 7/25/37	173,538	144
Banc of America Funding Corp., Series 2005-H, Class 5A1, 2.745%, 11/20/35	294,086	259
Barclays Capital, Inc., 5.142%, 7/26/36 144A	86,726	68
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 4.575%, 7/25/34	29,713	29
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 4.413%, 11/25/36	406,804	309
Bear Stearns Asset Backed Securities I Trust, Series 07-AQ1, Class A1, 0.264%, 11/25/36	27,933	23
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 0.354%, 12/25/36	90,197	84

Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 0.354%, 4/25/37	589,521	520
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 0.584%, 11/25/35	100,000	96
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 1.404%, 8/25/37	400,135	348
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.644%, 7/25/35	98,868	98
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A2, 5.664%, 6/11/40	36,100	36
CD Commercial Mortgage Trust, Series 2006-CD2, Class A1B, 5.303%, 1/15/46	1,164,106	1,236
CHL Mortgage Pass-Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	401,757	369
CHL Mortgage Pass-Through Trust, Series 06-16, Class 2A1, 6.50%, 11/25/36	60,977	56
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	15,734	16
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2C, 0.364%, 12/25/36	100,000	44
Citigroup Mortgage Loan Trust, Inc., Series 05-HE3, Class M2, 0.634%, 9/25/35	300,000	261
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 2.895%, 9/25/37	41,062	34
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 2A3A, 5.621%, 9/25/37	186,784	158
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.294%, 4/25/47	91,341	76

Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.314%, 12/25/46	48,918	45
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.347%, 9/20/46	60,174	45
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.352%, 12/20/46	81,235	59
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.367%, 7/20/46	25,947	16
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.487%, 11/20/35	18,027	14
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.609%, 1/25/36	44,702	43
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 3.495%, 7/25/46	32,009	30
Countrywide Alternative Loan Trust, Series 2003-19CB, Class 2A1, 4.50%, 9/25/18	9,714	10
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	656,579	583
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 5.505%, 5/25/36	38,822	32
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	60,996	59
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.00%, 5/25/37	514,767	408

Multi-Sector Bond Portfolio

Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	49,924	50
Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A2, 0.254%, 8/25/37	313,391	309
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.294%, 7/25/37	100,000	74
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.304%, 4/25/46	361,671	327
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 0.324%, 5/25/37	629,862	528
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A2, 0.334%, 8/25/36	883,585	857
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.414%, 5/25/36	38,726	39
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.444%, 7/25/36	100,000	81
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 0.444%, 8/25/36	200,000	153
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.504%, 3/25/36	143,493	113
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 0.504%, 4/25/36	198,125	194
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	136,749	136
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.378%, 7/25/36	100,000	69
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.089%, 4/25/46	65,797	37

Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.50%, 12/20/35	22,570	18
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 4.858%, 10/25/35	54,839	47
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.971%, 9/15/39	200,000	219
Dryden Senior Loan Fund, Series 2011-22A, 1.409%, 1/15/22 144A	500,000	500
Federal National Mortgage Association, Series 2003-W6, Class F, 0.504%, 9/25/42	45,372	45
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4, 0.304%, 7/25/36	55,293	51
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.294%, 9/25/36	214,778	190
First Horizon Mortgage Pass Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	906,730	820
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	24,553	25
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	109
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.384%, 3/25/36	44,572	39
GSAMP Trust, Series 2007-NC1, Class A2A, 0.204%, 12/25/46	23,454	13
GSAMP Trust, Series 2007-FM2, Class A2B, 0.244%, 1/25/37	279,844	150
GSAMP Trust, Series 04-WF, Class M2, 1.804%, 10/25/34	167,519	143
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.622%, 1/25/36	8,413	8

Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.624%, 3/25/47	35,740	31
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.65%, 9/25/35	34,858	35
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	338,511	296
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.396%, 6/19/35	59,075	51
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.466%, 11/19/35	25,697	22
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 0.494%, 4/25/37	500,000	300
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.404%, 3/25/35	23,352	20
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 0.544%, 11/25/35	300,000	192
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.394%, 7/25/35	5,083	5
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.454%, 7/25/35	27,144	24
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.531%, 10/25/34	67,064	66
ING Investment Management CLO, Ltd., Series 2006-3A, Class A1, 0.487%, 12/13/20 144A	1,079,678	1,062
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 0.934%, 6/25/35	76,724	74
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.539%, 10/25/35	32,293	28

Multi-Sector Bond Portfolio

Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5, 4.654%, 1/12/37	63,451	64
JPMorgan Mortgage Trust, Series 2007-A1, Class 6A1, 2.671%, 7/25/35	55,193	55
JPMorgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.113%, 6/25/37	212,246	192
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.654%, 3/26/37 144A	295,514	292
Landmark VII CDO, Ltd., Series 2006-7A, Class A1L, 0.514%, 7/15/18 144A	129,337	129
Lehman XS Trust, Series 2005-4, Class 1A3, 0.554%, 10/25/35	56,144	54
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.324%, 2/25/37	37,139	34
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 0.604%, 2/25/47	1,444,582	935
Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3, 0.534%, 8/25/35	100,000	88
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 6A1, 5.343%, 5/25/36	58,982	58
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 5A1, 5.417%, 12/25/35	661,918	622
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A, 2.457%, 2/25/36	17,968	17
Morgan Stanley ABS Capital I, Inc., Series 2005-WMC5, Class M5, 1.144%, 6/25/35	300,000	245
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31, 5.439%, 2/12/44	22,613	23
Morgan Stanley Capital, Inc., Series 2006-HE8, Class A2C, 0.294%, 10/25/36	96,197	56

Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley Capital, Inc., Series 2007-HE5, Class A2C, 0.404%, 3/25/37	93,468	49
Morgan Stanley Capital, Inc., Series 2005-HE7, Class A2C, 0.474%, 11/25/35	57,364	55
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.054%, 7/25/32	24,519	23
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.504%, 2/25/33	72,323	68
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.424%, 9/25/35	10,249	10
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.323%, 7/25/35	810,784	732
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.895%, 8/25/35	43,425	42
Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.654%, 7/25/35	100,000	94
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 0.951%, 8/25/35	400,000	358
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.294%, 1/25/37	55,809	47
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.344%, 8/25/36	25,848	19
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.344%, 9/25/36	55,770	41
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 2.998%, 3/25/35	511,241	420
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00%, 10/25/34	575,058	601

	Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Residential Asset Mortgage Products, Series 2006-NC2, Class A2, 0.344%, 2/25/36	40,647	39
	Residential Asset Mortgage Products, Series 2007-RP4, Class A, 0.504%, 11/25/46 144A	435,976	373
	Residential Asset Mortgage Products, Series 2005-EFC4, Class M3, 0.634%, 9/25/35	300,000	252
	Residential Asset Securities Corp., Series 2007-KS1, Class A3, 0.304%, 1/25/37	500,000	419
	Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 0.494%, 4/25/37	1,600,000	1,062
	Residential Asset Securities Corp., Series 06-EMX1, Class M1, 0.564%, 1/25/36	200,000	169
(p)	Rise, Ltd., Series 2014-1, Class A, 4.75%, 2/15/39	800,000	814
	Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 1.114%, 1/25/36	188,846	147
	SLM Student Loan Trust, Series 2012-D, Class A1, 1.205%, 6/15/23 144A	56,266	57
	SLM Student Loan Trust, Series 2011-B, Class A3, 2.405%, 6/16/42 144A	100,000	106
	SLM Student Loan Trust, Series 2010-A, Class 1A, 3.20%, 5/16/44 144A	59,587	62
	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, 10/15/30 144A	400,000	421
	Soundview Home Loan Trust, Series 06-3, Class A3, 0.314%, 11/25/36	719,644	567
	Soundview Home Loan Trust, Series 06-OPT2, Class A4, 0.434%, 5/25/36	200,000	147

Multi-Sector Bond Portfolio

	Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Soundview Home Loan Trust, Series 2005-3, Class M3, 0.979%, 6/25/35	300,000	263
	Specialty Underwriting & Residential Finance Trust, Series 05-BC2, Class M3, 0.804%, 12/25/35	300,000	269
	Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.304%, 9/25/36	64,710	49
	Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 0.844%, 6/25/35	100,000	92
	Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 0.334%, 7/25/46	523,861	411
	Structured Asset Mortgage Investments II Trust, Series 05-AR8, Class A2, 1.614%, 2/25/36	1,091,726	911
	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A2, 0.294%, 5/25/47	300,000	285
	Structured Asset Securities Corp. Mortgage Loan Trust, Series 06-BC4, Class A4, 0.324%, 12/25/36	910,000	709
	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 0.524%, 4/25/36	100,000	83
	Structured Asset Securities Corp. Trust, Series 2005-1, Class 1A1, 0.504%, 2/25/35	113,129	106
	Structured Asset Securitization Corp. Mortgage Pass Through Certificates, Series 2004-3, Class 4A1, 5.73%, 3/25/34	17,712	18
	Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 0.804%, 12/25/35	52,760	41
(b)	Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 0.414%, 3/25/36	3,276,848	3,046

Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.235%, 6/15/20 144A	32,122	32
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A1A, 5.557%, 3/15/45	1,025,329	1,105
WaMu Mortgage Pass Through Certificates, Series 2006-AR2, Class 1A1, 2.343%, 3/25/36	663,990	614
WaMu Mortgage Pass Through Certificates, Series 06-AR8, Class 2A1, 2.414%, 8/25/36	35,440	31
WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.465%, 2/25/33	3,970	4
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A1, 4.685%, 2/25/37	12,908	12
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 3A3, 6.09%, 10/25/36	71,054	59
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 0.829%, 4/25/47	728,815	562
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 2.673%, 7/25/37	177,881	142
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.61%, 7/25/36	546,521	498
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.615%, 4/25/36	283,371	274
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 2.616%, 3/25/35	69,310	69

	Structured Products (7.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 5.962%, 11/25/37	219,343	201

	Total Structured Products
	(Cost: $35,009)		34,669

	Bank Loan Obligations (2.0%)

	Bank Loan Obligations (2.0%)
(b)	Dell, Inc., 4.50%, 4/29/20	3,410,453	3,384
	Grifols Worldwide Operations USA, Inc., 3.00%, 3/27/21	700,000	699
(k)	H.J. Heinz Co., 3.50%, 6/5/20	3,994,813	4,015
	Hilton Worldwide Finance LLC, 3.75%, 10/25/20	386,842	387
	Ziggo BV, 3.75%, 1/15/22	1,000,000	1,373

	Total Bank Loan Obligations
	(Cost: $9,845)		9,858

	Short-Term Investments (3.0%)

	Commercial Paper (1.9%)
(b)	Federal Home Loan Mortgage Corp., 0.10%, 8/1/14	490,000	490
(b)	Federal Home Loan Mortgage Corp., 0.12%, 7/1/14	4,000	4
(b)	US Treasury Bill, 0.003%, 4/3/14	2,900,000	2,900
(b)	US Treasury Bill, 0.004%, 4/17/14	2,900,000	2,900
(b)	US Treasury Bill, 0.004%, 8/21/14	1,504,000	1,503
(b)	US Treasury Bill, 0.026%, 8/7/14	700,000	700
(b)	US Treasury Bill, 0.04%, 9/4/14	640,000	640

	Total		9,137

Multi-Sector Bond Portfolio

Short-Term Investments (3.0%)	Shares/ $ Par	Value $ (000’s)

Governments (1.1%)
US Treasury Repurchase, 0.08%, dated 3/31/14, due 4/1/14 (collateralized by US Treasury Note, 1.25%, 11/30/18, valued at $5,396,621, repurchase proceeds of $5,300,000)	5,300,000	5,300

Total		5,300

Total Short-Term Investments
(Cost: $14,437)		14,437

Total Investments (98.4%)
(Cost: $467,829)(a)		479,492

Other Assets, Less
Liabilities (1.6%)		7,840

Net Assets (100.0%)		487,332

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $108,931 representing 22.3% of the net assets.

CNTY GTD — County Guaranteed

GO — General Obligation

RB — Revenue Bond

ST INTERCEPT — State Aid Intercept

TRAN — Tax Allocation Bond

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $467,829 and the net unrealized appreciation of investments based on that cost was $11,663 which is comprised of $16,739 aggregate gross unrealized appreciation and $5,076 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2014, $46,269)	386	6/14	$(353)
US Ten Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2014, $12,022)	97	6/14	(43)

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(f)	Foreign Bond — par value is foreign denominated

Multi-Sector Bond Portfolio

(h)	Forward foreign currency contracts outstanding on March 31, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	UBS AG	BRL	4,440	4/14	$84		$-	$84
Sell	UBS AG	BRL	4,440	4/14	-		(133)	(133)
Sell	UBS AG	BRL	4,440	5/14	-		(81)	(81)
Sell	BNP Paribas S.A.	CAD	1,066	4/14	-		(3)	(3)
Buy	Barclays Bank PLC	EUR	2,177	4/14	-		(3)	(3)
Buy	Citibank, N.A.	EUR	52,019	4/14	-		(70)	(70)
Buy	Goldman Sachs International	EUR	98	4/14	-	(m)	-	- (m)
Buy	HSBC Bank USA	EUR	1,872	4/14	-		(4)	(4)
Buy	UBS AG	EUR	398	4/14	5		-	5
Sell	Bank of America	EUR	109	4/14	1		-	1
Sell	BNP Paribas S.A.	EUR	364	4/14	5		-	5
Sell	Citibank, N.A.	EUR	107	4/14	-		- (m)	- (m)
Sell	Goldman Sachs International	EUR	492	4/14	5		-	5
Sell	HSBC Bank USA	EUR	244	4/14	-	(m)	-	- (m)
Sell	J.P. Morgan Securities, Inc.	EUR	55,150	4/14	-		(450)	(450)
Sell	Citibank, N.A.	EUR	51,819	5/14	69		-	69
Sell	Goldman Sachs International	EUR	453	5/14	-	(m)	-	- (m)
Buy	BNP Paribas S.A.	GBP	23,832	4/14	131		-	131
Buy	RBS	GBP	547	4/14	3		-	3
Sell	Bank of America	GBP	443	4/14	-		(7)	(7)
Sell	Barclays Bank PLC	GBP	145	4/14	-	(m)	-	- (m)
Sell	Citibank, N.A.	GBP	560	4/14	-		(2)	(2)
Sell	Goldman Sachs International	GBP	21,406	4/14	-		(2)	(2)
Sell	HSBC Bank USA	GBP	1,133	4/14	2		-	2
Sell	J.P. Morgan Securities, Inc.	GBP	692	4/14	-		(9)	(9)
Sell	Barclays Bank PLC	GBP	843	5/14	-		(3)	(3)
Sell	BNP Paribas S.A.	GBP	23,832	5/14	-		(132)	(132)
Sell	BNP Paribas S.A.	JPY	18,500	4/14	4		-	4
Buy	BNP Paribas S.A.	MXN	43,130	5/14	28		-	28
Sell	BNP Paribas S.A.	MXN	49,293	5/14	-		(85)	(85)
Buy	Morgan Stanley & Co., Inc.	ZAR	432	4/14	1		-	1

					$338		$(984)	$(646)

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican New Peso

ZAR — South African Rand

Multi-Sector Bond Portfolio

(j)	Swap agreements outstanding as of March 31, 2014

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
6-Month AUD-BBR-BBSW	Citibank N.A.	Pay	3.50%	3/18	AUD	7,900	$2	$3

							$2	$3

Credit Default Swaps on Corporate or Sovereign Issues - Buy Protection

Reference Entity	Counterparty	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Notional Amount (000’s)	Market Value (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Republic of Turkey, 11.875%, 1/15/30	Citigroup Global Markets, Inc.	1.00%	3/19	USD	2.086%	1,000	$49	$56	$(7)
Republic of Turkey, 11.875%, 1/15/30	Morgan Stanley Capital Services LLC	1.00%	3/19	USD	2.086%	1,000	50	56	(6)

							$99	$112	$(13)

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Notional Amount (000’s)	Market Value (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas SA	1.00%	6/21	USD	2.333%	300	$(25)	$(21)	$(4)
Anglo American Capital PLC, 5.875%, 4/17/15	Citigroup Global Markets, Inc.	1.00%	3/19	EUR	1.604%	100	(4)	(5)	1
Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	Barclays Bank PLC	1.00%	3/18	USD	0.418%	600	13	(2)	15
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	1.00%	6/18	USD	1.391%	400	(6)	(6)	- (m)
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	1.00%	9/21	USD	2.042%	1,200	(82)	(40)	(42)
Federal Republic of Brazil, 12.25%, 3/6/30	BNP Paribas SA	1.00%	6/18	USD	1.391%	800	(13)	(9)	(4)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	1.00%	9/17	USD	1.193%	2,000	(13)	(32)	19
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	1.00%	9/21	USD	2.042%	300	(21)	(10)	(11)
Federal Republic of Brazil, 12.25%, 3/6/30	Citigroup Global Markets, Inc.	1.00%	6/18	USD	1.391%	1,100	(17)	(13)	(4)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs	1.00%	9/17	USD	1.193%	80	(1)	(1)	- (m)

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Notional Amount (000’s)	Market Value (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs	1.00%	9/21	USD	2.042%	400	$(28)	$(14)	$(14)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs	1.00%	6/18	USD	1.391%	1,100	(18)	(17)	(1)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	1.00%	6/17	USD	1.104%	200	(1)	(2)	1
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	1.00%	6/18	USD	1.391%	2,300	(36)	(27)	(9)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	1.00%	9/22	USD	2.128%	1,200	(98)	(69)	(29)
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	1.00%	3/17	USD	1.034%	1,100	-	(11)	11
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	1.00%	6/18	USD	1.391%	900	(14)	(14)	- (m)
Ford Motor Credit Co., LLC, 5.00%, 5/15/18	Goldman Sachs	5.00%	3/19	USD	0.938%	1,100	213	200	13
Ford Motor Credit Co., LLC, 5.00%, 5/15/18	JPMorgan Chase Bank, N.A.	5.00%	3/19	USD	0.938%	1,400	271	257	14
Frontier Communications, 5.00%, 9/20/17	Goldman Sachs	5.00%	9/17	USD	1.581%	125	15	(2)	17
Heidelbergcement Finance BV, 5.625%, 1/4/18	Goldman Sachs	5.00%	12/18	EUR	1.556%	200	44	36	8
Italian Government International Bond, 6.875%, 9/27/23	Citigroup Global Markets, Inc.	1.00%	12/18	USD	1.248%	2,800	(30)	(172)	142
Italian Government International Bond, 6.875%, 9/27/23	HSBC Bank USA	1.00%	3/17	USD	0.905%	1,500	4	(10)	14
Italian Government International Bond, 6.875%, 9/27/23	HSBC Bank USA	1.00%	12/18	USD	1.248%	1,400	(16)	(60)	44
Italian Government International Bond, 6.875%, 9/27/23	Morgan Stanley Capital Services LLC	1.00%	12/18	USD	1.248%	2,500	(27)	(152)	125
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services LLC	1.00%	9/15	USD	1.074%	200	-	(2)	2
Renault SA, 5.625%, 3/22/17	Citigroup Global Markets, Inc.	1.00%	12/18	EUR	1.051%	600	(2)	(37)	35
Renault SA, 5.625%, 3/22/17	Goldman Sachs	1.00%	12/18	EUR	1.051%	200	(1)	(12)	11
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	USD	1.546%	1,100	(46)	(27)	(19)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	5.00%	6/17	USD	13.642%	200	(42)	(14)	(28)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	5.00%	9/17	USD	13.497%	120	(26)	(13)	(13)
Royal Bank of Scotland PLC, 0.334%, 12/6/20	Goldman Sachs	1.00%	3/18	USD	0.893%	100	-	(3)	3

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Notional Amount (000’s)	Market Value (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russia Government International Bond, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	3/19	USD	2.107%	300	$(15)	$(20)	$5
Russia Government International Bond, 7.50%, 3/31/30	Citigroup Global Markets, Inc.	1.00%	3/19	USD	2.107%	400	(21)	(27)	6
Russia Government International Bond, 7.50%, 3/31/30	Goldman Sachs	1.00%	3/23	USD	2.502%	1,300	(143)	(83)	(60)
Russia Government International Bond, 7.50%, 3/31/30	HSBC Bank USA	1.00%	6/17	USD	1.770%	300	(8)	(10)	2
Russia Government International Bond, 7.50%, 3/31/30	HSBC Bank USA	1.00%	9/17	USD	1.828%	200	(6)	(5)	(1)
Russia Government International Bond, 7.50%, 3/31/30	HSBC Bank USA	1.00%	3/19	USD	2.107%	100	(5)	(7)	2
Russia Government International Bond, 7.50%, 3/31/30	JPMorgan Chase Bank, N.A.	1.00%	12/18	USD	2.063%	2,300	(107)	(55)	(52)
Russia Government International Bond, 7.50%, 3/31/30	Morgan Stanley Capital Services LLC	1.00%	3/17	USD	1.729%	5,700	(119)	(185)	66
Schaeffler Finance BV Snr Se	Barclays Bank PLC	5.00%	6/19	EUR	1.738%	200	45	42	3
Schaeffler Finance BV Snr Se	Barclays Bank PLC	5.00%	6/19	EUR	1.738%	400	90	86	4
Spain Government Bond, 5.50%, 7/30/17	Barclays Bank PLC	1.00%	12/18	USD	0.966%	800	1	(45)	46
Spain Government Bond, 5.50%, 7/30/17	Barclays Bank PLC	1.00%	12/18	USD	0.966%	2,200	4	(123)	127
Spain Government Bond, 5.50%, 7/30/17	Morgan Stanley Capital Services LLC	1.00%	3/17	USD	0.652%	300	3	- (m)	3
Spain Government Bond, 5.50%, 7/30/17	Morgan Stanley Capital Services LLC	1.00%	12/18	USD	0.966%	1,000	2	(56)	58
Teck Resources, Ltd., 3.15%, 1/15/17	BNP Paribas SA	1.00%	3/19	USD	1.721%	800	(27)	(23)	(4)
Ukraine Government International Bond, 6.75%, 11/14/17	Citigroup Global Markets, Inc.	5.00%	3/19	USD	9.162%	900	(131)	(158)	27
Valeant Pharmaceuticals, 6.875%, 12/1/18	Goldman Sachs	5.00%	6/16	USD	0.680%	200	20	(2)	22

							$(424)	$(975)	$551

Multi-Sector Bond Portfolio

Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Counterparty	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Notional Amount (000’s)	Market Value (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX Emerging Markets Index, Series 17	Morgan Stanley Capital Services LLC	5.00%	6/17	USD	3.058%	1,235	$75	$64	$11
Markit CDX Emerging Markets Index, Series 18	Barclays Bank PLC	5.00%	12/17	USD	3.027%	500	35	46	(11)
Markit CDX Emerging Markets Index, Series 18	HSBC Bank USA	5.00%	12/17	USD	3.019%	635	44	64	(20)
Markit CDX Emerging Markets Index, Series 19	HSBC Bank USA	5.00%	6/18	USD	3.073%	1,600	121	118	3
Markit CDX Emerging Markets Index, Series 20	HSBC Bank USA	5.00%	12/18	USD	2.938%	1,300	116	123	(7)
Markit CDX Emerging Markets Index, Series 20	JPMorgan Chase Bank, N.A.	5.00%	12/18	USD	2.938%	1,000	90	96	(6)

							$481	$511	$(30)

Centrally Cleared Interest Rate Swaps

Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
6-Month AUD-BBR-BBSW	Pay	4.00%	6/19	AUD	23,900	$179
6-Month Euribor	Receive	2.75%	9/44	EUR	1,900	(61)
6-Month GBP-LIBOR	Receive	3.00%	9/24	GBP	12,800	(122)
6-Month JPY-LIBOR	Receive	1.00%	9/23	JPY	1,120,000	(46)

						$(50)

Centrally Cleared Credit Default Swap on Credit Indices - Sell Protection

Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX Emerging Markets Index, Series 20	5.00%	12/18	USD	1.087%	1,540	$(29)
Markit CDX Emerging Markets Index, Series 21	5.00%	6/19	USD	1.094%	17,900	$240

						$211

(k)	Cash in the amount of $4,320 (in thousands) and securities with an aggregate value of $49,711 (in thousands) have been pledged as collateral for outstanding swap contracts on March 31, 2014.

Multi-Sector Bond Portfolio

(m)	Amount is less than one thousand.

(p)	Restricted securities (excluding 144A issues) on March 31, 2014.

Description	Coupon	Maturity Date	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Rise, Ltd., Series 2014-1 - Class A (800,000 Restricted Shares)	4.75%	2/15/39	2/11/14	$806	$814	0.17%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$9,858	$-
Governments	-	8,951	-
Foreign Bonds	-	106,207	-
Municipal Bonds	-	12,722	-
Corporate Bonds
Consumer Products & Retailing	-	3,729	515
Transportation	-	5,217	887
All Others	-	282,300	-
Structured Products	-	33,485	1,184
Short-Term Investments	-	14,437	-
Other Financial Instruments^
Forward Currency Contracts	-	338	-
Interest Rate Swaps	-	182	-
Credit Default Swaps	-	1,078	22
Total Assets	$-	$478,504	$2,608
Liabilities:
Other Financial Instruments^
Futures	$(396)	$-	$-
Forward Currency Contracts	-	(984)	-
Interest Rate Swaps	-	(229)	-
Credit Default Swaps	-	(381)	-
Total Liabilities	$(396)	$(1,594)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Balanced Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Domestic Common Stocks and Warrants (0.0%)	Shares/ $ Par	Value $ (000’s)

	Materials (0.0%)
*	NewPage Group, Inc.	700	63

	Total		63

	Metals & Mining (0.0%)
*	Patriot Coal Corp. Warrants	2,727	37

	Total		37

	Total Domestic Common Stocks and Warrants
	(Cost: $76)		100

	Preferred Stocks (0.1%)

	Energy (0.0%)
	SandRidge Energy, Inc., 8.50%, 12/31/49	3,000	313

	Total		313

	Financials (0.1%)
	Ally Financial, Inc, 7.00%, 12/31/49 144A	357	353
	Ally Financial, Inc., 8.50%, 12/31/49	31,671	866
	GMAC Capital Trust I, 8.125%, 2/15/40	11,788	322

	Total		1,541

	Materials (0.0%)
	Thompson Creek Metals Co., 6.50%, 5/12/15	10,535	136

	Total		136

	Telecommunications (0.0%)
	Crown Castle International Corp., 4.50%, 11/1/16	735	75

	Total		75

	Total Preferred Stocks
	(Cost: $1,963)		2,065

	Investment Grade Segment (11.7%)

	Aerospace & Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	180,000	208
	Boeing Capital Corp., 2.125%, 8/15/16	460,000	474
	General Dynamics Corp., 2.25%, 11/15/22	560,000	517
	L-3 Communications Corp., 4.75%, 7/15/20	205,000	215
	L-3 Communications Corp., 4.95%, 2/15/21	850,000	910

Investment Grade Segment (11.7%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense continued
L-3 Communications Corp., 5.20%, 10/15/19	635,000	693
Lockheed Martin Corp., 3.35%, 9/15/21	175,000	178

Total		3,195

Autos & Vehicle Parts (0.4%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	980,000	1,001
American Honda Finance Corp., 2.125%, 10/10/18	710,000	713
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	140,000	141
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	45,000	47
Daimler Finance North America LLC, 2.875%, 3/10/21 144A	530,000	525
Ford Motor Co., 7.45%, 7/16/31	780,000	1,001
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	480,000	484
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	700,000	799
General Motors Financial Co., Inc., 2.75%, 5/15/16	620,000	628
General Motors Financial Co., Inc., 3.25%, 5/15/18	250,000	252
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,085,000	1,101
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,025,000	1,035
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	730,000	758

Total		8,485

Banking (1.9%)
American Express Co., 6.15%, 8/28/17	590,000	680
American Express Credit Corp., 1.30%, 7/29/16	305,000	307
Australia & New Zealand Banking Group, Ltd., 4.50%, 3/19/24 144A	1,175,000	1,172
Bank of America Corp., 2.60%, 1/15/19	610,000	612
Bank of America Corp., 3.30%, 1/11/23	670,000	646
Bank of America Corp., 4.00%, 4/1/24	360,000	360
Bank of America Corp., 4.125%, 1/22/24	955,000	966
Bank of America Corp., 5.00%, 1/21/44	955,000	975
Bank of America Corp., 5.75%, 12/1/17	870,000	985
Bank of Montreal, 2.55%, 11/6/22	570,000	538
The Bank of New York Mellon Corp., 3.55%, 9/23/21	1,125,000	1,165
Barclays Bank PLC, 6.05%, 12/4/17 144A	710,000	796
BNP Paribas SA, 2.40%, 12/12/18	1,400,000	1,400
Citigroup, Inc., 3.50%, 5/15/23	1,405,000	1,325
Citigroup, Inc., 3.953%, 6/15/16	2,955,000	3,131
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	225,000	233
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.50%, 1/11/21	180,000	195
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.75%, 12/1/43	905,000	988
Deutsche Bank AG, 4.296%, 5/24/28	595,000	561

Balanced Portfolio

Investment Grade Segment (11.7%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Discover Bank of Greenwood Delaware, 4.25%, 3/13/26	460,000	461
Fifth Third Bank, 4.75%, 2/1/15	740,000	765
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	1,405,000	1,433
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,170,000	1,325
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	955
HSBC Holdings PLC, 4.25%, 3/14/24	430,000	430
HSBC Holdings PLC, 5.10%, 4/5/21	590,000	660
HSBC Holdings PLC, 5.25%, 3/14/44	350,000	354
JPMorgan Chase & Co., 3.15%, 7/5/16	3,735,000	3,908
JPMorgan Chase & Co., 3.20%, 1/25/23	705,000	684
JPMorgan Chase & Co., 5.625%, 8/16/43	890,000	957
JPMorgan Chase & Co., 6.00%, 1/15/18	540,000	620
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	2,185,000	2,508
Morgan Stanley, 3.75%, 2/25/23	1,530,000	1,520
Morgan Stanley, 4.10%, 5/22/23	340,000	336
Morgan Stanley, 4.75%, 3/22/17	395,000	431
Morgan Stanley, 5.00%, 11/24/25	355,000	365
Nordea Bank AB, 4.875%, 1/27/20 144A	320,000	355
PNC Bank NA, 2.95%, 1/30/23	720,000	684
PNC Bank NA, 3.80%, 7/25/23	705,000	711
PNC Bank NA, 4.20%, 11/1/25	250,000	256
Royal Bank of Canada, 1.45%, 9/9/16	720,000	729
Royal Bank of Canada, 2.20%, 7/27/18	705,000	710
The Royal Bank of Scotland PLC, 5.625%, 8/24/20	375,000	423
Standard Chartered PLC, 3.20%, 5/12/16 144A	655,000	684
Standard Chartered PLC, 5.20%, 1/26/24 144A	740,000	760
State Street Corp., 2.875%, 3/7/16	390,000	406
SunTrust Bank/Atlanta GA, 2.75%, 5/1/23	485,000	454
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	461
The Toronto-Dominion Bank, 2.625%, 9/10/18	725,000	742
U.S. Bancorp, 3.442%, 2/1/16	700,000	731
Wachovia Corp., 5.75%, 2/1/18	215,000	246
Wells Fargo & Co., 1.50%, 1/16/18	1,115,000	1,104
Wells Fargo & Co., 3.45%, 2/13/23	525,000	509
Wells Fargo & Co., 4.60%, 4/1/21	715,000	787
Wells Fargo & Co., 7.98%, 3/29/49	255,000	290

Total		45,789

Basic Materials (0.1%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	890,000	998
Georgia-Pacific LLC, 7.75%, 11/15/29	50,000	66
Northwestern University, 4.643%, 12/1/44	285,000	297

Total		1,361

Builders & Building Materials (0.1%)
M.D.C. Holdings, Inc., 5.50%, 1/15/24	1,400,000	1,430

Total		1,430

Capital Goods (0.2%)
Caterpillar Financial Services Corp., 1.625%, 6/1/17	510,000	514
Caterpillar Financial Services Corp., 2.45%, 9/6/18	710,000	722
Caterpillar, Inc., 3.803%, 8/15/42	340,000	302
John Deere Capital Corp., 0.70%, 9/4/15	560,000	562
John Deere Capital Corp., 1.20%, 10/10/17	380,000	379
John Deere Capital Corp., 2.25%, 4/17/19	430,000	430
John Deere Capital Corp., 2.80%, 1/27/23	580,000	555

Total		3,464

Chemicals (0.1%)
Eastman Chemical Co., 7.25%, 1/15/24	85,000	101

Investment Grade Segment (11.7%)	Shares/ $ Par	Value $ (000’s)

Chemicals continued
LYB International Finance BV, 4.875%, 3/15/44	570,000	569
LyondellBasell Industries NV, 5.00%, 4/15/19	260,000	289
LyondellBasell Industries NV, 6.00%, 11/15/21	260,000	305
Monsanto Co., 5.125%, 4/15/18	55,000	62
The Mosaic Co., 4.25%, 11/15/23	305,000	313
The Mosaic Co., 5.45%, 11/15/33	535,000	578
Praxair, Inc., 3.55%, 11/7/42	710,000	615

Total		2,832

Conglomerate & Diversified Manufacturing (0.1%)
Eaton Corp., 2.75%, 11/2/22	1,685,000	1,595
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19 144A	165,000	164
Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23 144A	180,000	184
Roper Industries, Inc., 3.125%, 11/15/22	615,000	581
United Technologies Corp., 3.10%, 6/1/22	390,000	389
United Technologies Corp., 4.50%, 6/1/42	470,000	479

Total		3,392

Consumer Products & Retailing (0.7%)
AutoNation, Inc., 5.50%, 2/1/20	165,000	179
Colgate-Palmolive Co., 2.10%, 5/1/23	835,000	762
Costco Wholesale Corp., 1.70%, 12/15/19	1,385,000	1,339
CVS Caremark Corp., 5.30%, 12/5/43	190,000	210
CVS Caremark Corp., 6.25%, 6/1/27	715,000	874
CVS Pass-Through Trust, 6.036%, 12/10/28	492,108	553
Delhaize Group SA, 4.125%, 4/10/19	710,000	736
The Gap, Inc., 5.95%, 4/12/21	640,000	721
The Home Depot, Inc., 2.25%, 9/10/18	1,240,000	1,254
The Home Depot, Inc., 3.75%, 2/15/24	530,000	541
The Home Depot, Inc., 4.40%, 4/1/21	205,000	225
The Home Depot, Inc., 5.40%, 3/1/16	175,000	191
The Home Depot, Inc., 5.875%, 12/16/36	70,000	84
The Kroger Co., 4.00%, 2/1/24	395,000	399
Lowe’s Cos., Inc., 3.80%, 11/15/21	125,000	132
Lowe’s Cos., Inc., 3.875%, 9/15/23	720,000	742
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	1,405,000	1,454
Nordstrom, Inc., 5.00%, 1/15/44 144A	1,059,000	1,108
Nordstrom, Inc., 6.25%, 1/15/18	225,000	259
The Procter & Gamble Co., 2.30%, 2/6/22	900,000	861
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	766
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	565,000	563
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	320,000	298
The TJX Cos., Inc., 2.50%, 5/15/23	380,000	352
Unilever Capital Corp., 2.20%, 3/6/19	1,065,000	1,065
Wal-Mart Stores, Inc., 1.95%, 12/15/18	360,000	360
Wal-Mart Stores, Inc., 2.80%, 4/15/16	300,000	313
Wal-Mart Stores, Inc., 3.25%, 10/25/20	480,000	498
Wal-Mart Stores, Inc., 3.625%, 7/8/20	250,000	263
Wal-Mart Stores, Inc., 4.875%, 7/8/40	415,000	445

Total		17,547

Electric Utilities (1.2%)
Alabama Power Co., 3.95%, 6/1/21	780,000	813
Ameren Corp., 8.875%, 5/15/14	300,000	303
Appalachian Power Co., 4.60%, 3/30/21	390,000	427
Arizona Public Service Co., 5.05%, 9/1/41	355,000	389
Arizona Public Service Co., 8.75%, 3/1/19	95,000	122
Bruce Mansfield Unit, 6.85%, 6/1/34	444,144	481
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	441
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	438
Commonwealth Edison Co., 4.70%, 1/15/44	320,000	335

Balanced Portfolio

Investment Grade Segment (11.7%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	136
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	121
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	170
Constellation Energy Group, Inc., 5.15%, 12/1/20	150,000	164
Consumers Energy Co., 3.375%, 8/15/23	225,000	225
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	675,000	685
The Detroit Edison Co., 3.45%, 10/1/20	410,000	425
Dominion Resources, Inc., 1.40%, 9/15/17	705,000	695
DTE Energy Co., 6.375%, 4/15/33	175,000	213
Duke Energy Corp., 6.25%, 6/15/18	40,000	46
Duke Energy Indiana, Inc., 3.75%, 7/15/20	775,000	816
Duke Energy Ohio, Inc., 3.80%, 9/1/23	130,000	135
Duke Energy Progress, Inc., 2.80%, 5/15/22	535,000	523
Duke Energy Progress, Inc., 4.10%, 3/15/43	1,035,000	988
Entergy Corp., 5.125%, 9/15/20	420,000	450
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,062
Exelon Generation Co. LLC, 4.25%, 6/15/22	705,000	715
Jersey Central Power & Light Co., 4.70%, 4/1/24 144A	500,000	518
MidAmerican Energy Co., 2.40%, 3/15/19	725,000	730
Mississippi Power Co., 4.75%, 10/15/41	595,000	585
Monongahela Power Co., 5.40%, 12/15/43 144A	360,000	395
Nevada Power Co., 5.95%, 3/15/16	60,000	66
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	800,000	839
Northeast Utilities, 2.80%, 5/1/23	505,000	471
Northeast Utilities, 4.50%, 11/15/19	40,000	43
Northern States Power Co./MN, 2.60%, 5/15/23	700,000	660
NV Energy, Inc., 6.25%, 11/15/20	340,000	397
Ohio Edison Co., 6.875%, 7/15/36	145,000	182
Ohio Power Co., 5.375%, 10/1/21	375,000	433
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,175,000	1,207
Pacific Gas & Electric Co., 3.85%, 11/15/23	190,000	192
Pacific Gas & Electric Co., 5.125%, 11/15/43	395,000	421
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	255
PacifiCorp., 3.85%, 6/15/21	780,000	825
Peco Energy Co., 1.20%, 10/15/16	405,000	408
Peco Energy Co., 2.375%, 9/15/22	440,000	415
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	234
PPL Capital Funding, Inc., 4.20%, 6/15/22	380,000	394
PPL Capital Funding, Inc., 4.70%, 6/1/43	525,000	508
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	169
Public Service Co. of Colorado, 2.50%, 3/15/23	345,000	322
Public Service Co. of Colorado, 3.20%, 11/15/20	520,000	534
Public Service Co. of New Mexico, 5.35%, 10/1/21	405,000	439
Public Service Electric & Gas Co., 2.30%, 9/15/18	725,000	735
Public Service Electric & Gas Co., 3.65%, 9/1/42	300,000	269
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	697
San Diego Gas & Electric Co., 3.60%, 9/1/23	500,000	514
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	253
Southern California Edison Co., 3.50%, 10/1/23	630,000	636

Investment Grade Segment (11.7%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Southern Electric Generating Co., 2.20%, 12/1/18 144A	610,000	599
Tampa Electric Co., 5.40%, 5/15/21	530,000	605
Union Electric Co., 3.90%, 9/15/42	405,000	377
Union Electric Co., 6.40%, 6/15/17	180,000	206
Union Electric Co., 6.70%, 2/1/19	180,000	216
Virginia Electric & Power Co., 3.45%, 9/1/22	680,000	693
Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	62

Total		28,822

Energy (0.5%)
Anadarko Petroleum Corp., 6.20%, 3/15/40	710,000	822
Anadarko Petroleum Corp., 6.375%, 9/15/17	780,000	893
Apache Corp., 4.75%, 4/15/43	370,000	372
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	391,000	440
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	101
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	399
ConocoPhillips, 6.00%, 1/15/20	1,175,000	1,391
Devon Energy Corp., 1.875%, 5/15/17	365,000	368
Devon Energy Corp., 3.25%, 5/15/22	555,000	547
Encana Corp., 3.90%, 11/15/21	475,000	487
EOG Resources, Inc., 4.40%, 6/1/20	245,000	269
Marathon Oil Corp., 6.60%, 10/1/37	140,000	175
National Oilwell Varco, Inc., 1.35%, 12/1/17	120,000	119
National Oilwell Varco, Inc., 2.60%, 12/1/22	430,000	408
Noble Energy, Inc., 5.25%, 11/15/43	710,000	741
Noble Energy, Inc., 6.00%, 3/1/41	280,000	320
Occidental Petroleum Corp., 4.125%, 6/1/16	315,000	337
Petrohawk Energy Corp., 6.25%, 6/1/19	695,000	756
Rowan Cos., 5.85%, 1/15/44	570,000	579
Sempra Energy, 2.30%, 4/1/17	315,000	322
Sempra Energy, 2.875%, 10/1/22	320,000	303
Sempra Energy, 6.15%, 6/15/18	250,000	289
Talisman Energy, Inc., 3.75%, 2/1/21	700,000	696
Transocean, Inc., 6.375%, 12/15/21	590,000	663
Weatherford International, Ltd., 5.95%, 4/15/42	375,000	404

Total		12,201

Entertainment (0.1%)
Historic TW, Inc., 6.625%, 5/15/29	580,000	698
Historic TW, Inc., 6.875%, 6/15/18	195,000	231
Time Warner, Inc., 5.35%, 12/15/43	735,000	783
Viacom, Inc., 3.875%, 4/1/24	285,000	284
Viacom, Inc., 4.25%, 9/1/23	420,000	432
Viacom, Inc., 5.25%, 4/1/44	345,000	353
Viacom, Inc., 5.85%, 9/1/43	355,000	390

Total		3,171

Finance (0.2%)
General Electric Capital Corp., 3.10%, 1/9/23	905,000	886
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,983
General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	950,000	1,006
The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	25,000	27

Total		3,902

Balanced Portfolio

Investment Grade Segment (11.7%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage (0.6%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	255,000	299
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	985,000	930
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	220,000	253
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,020,000	1,548
Archer-Daniels-Midland Co., 4.479%, 3/1/21	230,000	249
The Coca-Cola Co., 2.50%, 4/1/23	750,000	704
The Coca-Cola Co., 3.15%, 11/15/20	1,485,000	1,522
Coca-Cola Femsa, SAB de CV, 2.375%, 11/26/18	695,000	694
Coca-Cola Femsa, SAB de CV, 3.875%, 11/26/23	345,000	346
Coca-Cola Femsa, SAB de CV, 5.25%, 11/26/43	475,000	506
ConAgra Foods, Inc., 1.90%, 1/25/18	185,000	184
ConAgra Foods, Inc., 4.65%, 1/25/43	205,000	198
Diageo Capital PLC, 1.125%, 4/29/18	535,000	520
Diageo Capital PLC, 2.625%, 4/29/23	385,000	359
Diageo Capital PLC, 3.875%, 4/29/43	280,000	256
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	287
Heineken NV, 1.40%, 10/1/17 144A	270,000	269
Heineken NV, 2.75%, 4/1/23 144A	400,000	371
Kellogg Co., 3.25%, 5/21/18	235,000	246
Kraft Foods Group, Inc., 2.25%, 6/5/17	180,000	185
Kraft Foods Group, Inc., 5.375%, 2/10/20	230,000	262
Kraft Foods Group, Inc., 6.125%, 8/23/18	303,000	352
Mead Johnson Nutrition Co., 4.90%, 11/1/19	640,000	699
Mondelez International, Inc., 4.00%, 2/1/24	1,050,000	1,066
Mondelez International, Inc., 6.50%, 2/9/40	645,000	811
PepsiCo, Inc., 7.90%, 11/1/18	80,000	100
Pernod-Ricard SA, 5.75%, 4/7/21 144A	430,000	488
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	580,000	593
WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	100,000	100
WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	135,000	135
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	115,000	115
WM Wrigley Jr. Co., 2.90%, 10/21/19 144A	270,000	272
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	175,000	177

Total		15,096

Foreign Agencies (0.1%)
Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	272
Petroleos Mexicanos, 6.375%, 1/23/45 144A	230,000	248
Statoil ASA, 2.45%, 1/17/23	1,035,000	970
Statoil ASA, 2.90%, 11/8/20	1,065,000	1,075

Total		2,565

Healthcare (0.2%)
Express Scripts Holding Co., 2.65%, 2/15/17	330,000	341
Express Scripts Holding Co., 3.125%, 5/15/16	155,000	161
Express Scripts Holding Co., 3.50%, 11/15/16	560,000	593
Express Scripts Holding Co., 3.90%, 2/15/22	175,000	179
McKesson Corp., 2.284%, 3/15/19	285,000	283
McKesson Corp., 2.85%, 3/15/23	235,000	221
McKesson Corp., 4.883%, 3/15/44	140,000	142
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	885
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	255,000	253

Investment Grade Segment (11.7%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	185,000	184
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	205,000	211
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	135,000	146

Total		3,599

Insurance (0.5%)
Aetna, Inc., 1.50%, 11/15/17	125,000	125
Aetna, Inc., 2.75%, 11/15/22	225,000	211
American International Group, Inc., 3.375%, 8/15/20	1,315,000	1,342
American International Group, Inc., 4.875%, 6/1/22	955,000	1,046
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	705,000	703
The Hartford Financial Services Group, Inc., 4.30%, 4/15/43	730,000	681
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	235,000	238
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	75,000	82
MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	870
MetLife, Inc., 4.368%, 9/15/23	475,000	506
MetLife, Inc., 4.875%, 11/13/43	175,000	182
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	720,000	761
New York Life Global Funding, 2.45%, 7/14/16 144A	780,000	808
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	1,172,010	1,203
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	283
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	193
Prudential Financial, Inc., 6.20%, 11/15/40	905,000	1,095
UnitedHealth Group, Inc., 1.40%, 10/15/17	100,000	100
UnitedHealth Group, Inc., 2.75%, 2/15/23	120,000	113
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	117
UnitedHealth Group, Inc., 3.95%, 10/15/42	50,000	45
UnitedHealth Group, Inc., 4.70%, 2/15/21	400,000	441
WellPoint, Inc., 3.125%, 5/15/22	55,000	53
WellPoint, Inc., 3.30%, 1/15/23	625,000	599
WellPoint, Inc., 3.70%, 8/15/21	25,000	26
WellPoint, Inc., 4.35%, 8/15/20	15,000	16

Total		11,839

Media (0.4%)
21st Century Fox America, Inc., 3.00%, 9/15/22	255,000	245
21st Century Fox America, Inc., 4.00%, 10/1/23	345,000	351
21st Century Fox America, Inc., 5.40%, 10/1/43	855,000	921
21st Century Fox America, Inc., 6.90%, 8/15/39	120,000	151
Comcast Corp., 2.85%, 1/15/23	950,000	916
Comcast Corp., 4.50%, 1/15/43	610,000	595
Comcast Corp., 4.65%, 7/15/42	610,000	608
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	1,045,000	1,034
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	1,050,000	1,053
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	90,000	95
Discovery Communications LLC, 3.25%, 4/1/23	100,000	96
Discovery Communications LLC, 4.875%, 4/1/43	75,000	73

Balanced Portfolio

Investment Grade Segment (11.7%)	Shares/ $ Par	Value $ (000’s)

Media continued
Discovery Communications LLC, 5.05%, 6/1/20	225,000	250
NBCUniversal Media LLC, 4.45%, 1/15/43	610,000	590
NBCUniversal Media LLC, 6.40%, 4/30/40	180,000	223
SES Global Americas Holdings GP, 2.50%, 3/25/19 144A	350,000	348
SES Global Americas Holdings GP, 5.30%, 3/25/44 144A	700,000	701
Time Warner Cable, Inc., 4.00%, 9/1/21	700,000	726
Time Warner Cable, Inc., 4.50%, 9/15/42	1,025,000	941
Time Warner Cable, Inc., 5.875%, 11/15/40	255,000	276

Total		10,193

Metals & Mining (0.3%)
Barrick North America Finance LLC, 4.40%, 5/30/21	265,000	267
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	429
BHP Billiton Finance USA, Ltd., 3.85%, 9/30/23	1,180,000	1,209
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	975,000	959
Goldcorp, Inc., 3.70%, 3/15/23	110,000	104
Newmont Mining Corp., 3.50%, 3/15/22	185,000	168
Newmont Mining Corp., 6.25%, 10/1/39	86,000	83
Plains Exploration & Production Co., 6.125%, 6/15/19	690,000	762
Plains Exploration & Production Co., 6.50%, 11/15/20	225,000	248
Plains Exploration & Production Co., 6.75%, 2/1/22	395,000	437
Plains Exploration & Production Co., 6.875%, 2/15/23	315,000	350
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	600,000	632
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	260
Teck Resources, Ltd., 3.00%, 3/1/19	110,000	110

Total		6,018

Oil & Gas (0.4%)
BP Capital Markets PLC, 1.846%, 5/5/17	725,000	736
BP Capital Markets PLC, 2.50%, 11/6/22	1,200,000	1,119
BP Capital Markets PLC, 4.50%, 10/1/20	185,000	201
BP Capital Markets PLC, 4.75%, 3/10/19	1,320,000	1,467
Cenovus Energy, Inc., 4.45%, 9/15/42	700,000	664
Chevron Corp., 1.718%, 6/24/18	355,000	354
Chevron Corp., 2.427%, 6/24/20	170,000	169
Chevron Corp., 3.191%, 6/24/23	535,000	528
Husky Energy, Inc., 3.95%, 4/15/22	590,000	605
Husky Energy, Inc., 7.25%, 12/15/19	80,000	98
Shell International Finance BV, 1.90%, 8/10/18	535,000	535
Shell International Finance BV, 4.30%, 9/22/19	1,580,000	1,744
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	341
Total Capital International SA, 1.50%, 2/17/17	105,000	107
Total Capital SA, 2.125%, 8/10/18	535,000	540
Total Capital SA, 4.45%, 6/24/20	950,000	1,045

Total		10,253

Personal Credit Institutions (0.4%)
Toyota Motor Credit Corp., 0.344%, 1/15/15	10,000,000	10,006

Total		10,006

Pharmaceuticals (0.5%)
AbbVie, Inc., 1.75%, 11/6/17	990,000	993
AbbVie, Inc., 2.90%, 11/6/22	585,000	563

Investment Grade Segment (11.7%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Actavis, Inc., 1.875%, 10/1/17	85,000	85
Actavis, Inc., 3.25%, 10/1/22	210,000	201
Amgen, Inc., 3.875%, 11/15/21	935,000	975
Gilead Sciences, Inc., 2.05%, 4/1/19	250,000	248
Gilead Sciences, Inc., 3.70%, 4/1/24	520,000	520
Merck & Co., Inc., 2.80%, 5/18/23	355,000	337
Merck & Co., Inc., 3.875%, 1/15/21	590,000	630
Merck & Co., Inc., 5.75%, 11/15/36	30,000	36
Mylan, Inc., 3.125%, 1/15/23 144A	520,000	493
Mylan, Inc., 5.40%, 11/29/43	610,000	633
The Novartis Capital Corp., 2.40%, 9/21/22	1,080,000	1,021
The Novartis Capital Corp., 4.40%, 5/6/44	700,000	706
Perrigo Co., PLC, 2.30%, 11/8/18 144A	175,000	173
Perrigo Co., PLC, 4.00%, 11/15/23 144A	280,000	280
Perrigo Co., PLC, 5.30%, 11/15/43 144A	225,000	237
Pfizer, Inc., 5.35%, 3/15/15	370,000	387
Roche Holdings, Inc., 6.00%, 3/1/19 144A	351,000	413
Sanofi-Aventis SA, 2.625%, 3/29/16	1,155,000	1,200
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	580,000	539
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	615,000	587
Wyeth LLC, 5.50%, 2/15/16	25,000	27

Total		11,284

Pipelines (0.6%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	160
Enbridge, Inc., 4.00%, 10/1/23	720,000	721
Energy Transfer Partners LP, 4.15%, 10/1/20	495,000	511
Energy Transfer Partners LP, 4.65%, 6/1/21	285,000	300
Energy Transfer Partners LP, 6.05%, 6/1/41	715,000	775
Energy Transfer Partners LP, 6.70%, 7/1/18	305,000	354
EnLink Midstream Partners LP, 4.40%, 4/1/24	360,000	367
EnLink Midstream Partners LP, 5.60%, 4/1/44	395,000	417
Enterprise Products Operating LLC, 4.85%, 3/15/44	690,000	688
Enterprise Products Operating LLC, 5.10%, 2/15/45	585,000	605
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	795,000	894
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	317
Kinder Morgan Energy Partners, L.P., 3.50%, 3/1/21	575,000	573
Magellan Midstream Partners LP, 5.15%, 10/15/43	370,000	389
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	395
NiSource Finance Corp., 5.80%, 2/1/42	915,000	985
NiSource Finance Corp., 6.125%, 3/1/22	730,000	841
Oneok Partners LP, 5.00%, 9/15/23	365,000	391
Oneok Partners LP, 6.20%, 9/15/43	415,000	475
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	205
Spectra Energy Partners LP, 4.75%, 3/15/24	830,000	874
Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24	160,000	160
Sunoco Logistics Partners Operations LP, 5.30%, 4/1/44	855,000	854
Western Gas Partners LP, 5.45%, 4/1/44	690,000	703
Williams Partners LP, 3.35%, 8/15/22	115,000	110
Williams Partners LP, 4.00%, 11/15/21	135,000	137
Williams Partners LP, 4.125%, 11/15/20	54,000	56
Williams Partners LP, 5.40%, 3/4/44	575,000	590

Balanced Portfolio

Investment Grade Segment (11.7%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Williams Partners LP, 5.80%, 11/15/43	105,000	113

Total		13,960

Real Estate Investment Trusts (0.7%)
ARC Properties Operating Partnership LP/Clark Acquisition LLC., 3.00%, 2/6/19 144A	520,000	518
ARC Properties Operating Partnership LP/Clark Acquisition LLC., 4.60%, 2/6/24 144A	520,000	520
AvalonBay Communities, Inc., 2.85%, 3/15/23	195,000	183
Boston Properties LP, 3.125%, 9/1/23	175,000	164
Boston Properties LP, 3.80%, 2/1/24	345,000	342
BRE Properties, Inc., 3.375%, 1/15/23	525,000	498
BRE Properties, Inc., 5.20%, 3/15/21	535,000	586
BRE Properties, Inc., 5.50%, 3/15/17	245,000	271
CBL & Associates LP, 5.25%, 12/1/23	945,000	972
Corporate Office Properties LP, 3.60%, 5/15/23	720,000	666
Corporate Office Properties LP, 5.25%, 2/15/24	725,000	756
DDR Corp., 4.625%, 7/15/22	190,000	199
DDR Corp., 4.75%, 4/15/18	580,000	629
Duke Realty LP, 3.875%, 2/15/21	1,060,000	1,062
Essex Portfolio LP, 3.625%, 8/15/22	1,050,000	1,025
HCP, Inc., 4.20%, 3/1/24	120,000	122
HCP, Inc., 4.25%, 11/15/23	505,000	516
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	305
Lexington Realty Trust, 4.25%, 6/15/23	1,385,000	1,341
Mid-America Apartments LP, 6.05%, 9/1/16 144A	360,000	395
Piedmont Operating Partnership LP, 3.40%, 6/1/23	1,170,000	1,084
Piedmont Operating Partnership LP, 4.45%, 3/15/24	620,000	619
Realty Income Corp., 4.65%, 8/1/23	660,000	691
Simon Property Group LP, 3.375%, 3/15/22	650,000	657
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	145,000	150
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	90,000	97
WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	428
WP Carey, Inc., 4.60%, 4/1/24	1,040,000	1,040

Total		15,836

Services (0.1%)
QVC, Inc., 3.125%, 4/1/19 144A	160,000	159
QVC, Inc., 4.85%, 4/1/24 144A	355,000	360
Republic Services, Inc., 5.25%, 11/15/21	425,000	475
Waste Management, Inc., 2.90%, 9/15/22	460,000	439
Waste Management, Inc., 4.60%, 3/1/21	440,000	477

Total		1,910

Technology (0.3%)
Apple, Inc., 1.00%, 5/3/18	565,000	548
Cisco Systems, Inc., 2.125%, 3/1/19	1,050,000	1,045
Fidelity National Information Services, Inc., 3.50%, 4/15/23	360,000	342
Fidelity National Information Services, Inc., 5.00%, 3/15/22	935,000	978
Hewlett-Packard Co., 2.75%, 1/14/19	700,000	705
Hewlett-Packard Co., 4.65%, 12/9/21	355,000	376
International Business Machines Corp., 1.95%, 7/22/16	400,000	412
International Business Machines Corp., 2.00%, 1/5/16	520,000	533
Microsoft Corp., 0.875%, 11/15/17	210,000	207
Microsoft Corp., 3.75%, 5/1/43	535,000	479
Oracle Corp., 2.375%, 1/15/19	890,000	901

Investment Grade Segment (11.7%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Oracle Corp., 2.50%, 10/15/22	565,000	531

Total		7,057

Telecommunications (0.7%)
America Movil SAB de CV, 2.375%, 9/8/16	430,000	443
America Movil SAB de CV, 5.00%, 3/30/20	515,000	564
American Tower Corp., 5.00%, 2/15/24	1,085,000	1,130
American Tower Corp., 7.00%, 10/15/17	200,000	232
AT&T Corp., 8.00%, 11/15/31	380,000	527
AT&T, Inc., 2.625%, 12/1/22	1,050,000	976
AT&T, Inc., 2.95%, 5/15/16	865,000	901
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	550,000	535
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	275,000	364
Qwest Corp., 6.50%, 6/1/17	595,000	673
Rogers Communications, Inc., 4.10%, 10/1/23	225,000	231
Rogers Communications, Inc., 5.00%, 3/15/44	700,000	705
Rogers Communications, Inc., 5.45%, 10/1/43	400,000	425
Telefonica Emisiones SAU, 3.729%, 4/27/15	555,000	571
Verizon Communications, Inc., 2.45%, 11/1/22	710,000	647
Verizon Communications, Inc., 4.50%, 9/15/20	1,065,000	1,157
Verizon Communications, Inc., 5.15%, 9/15/23	885,000	969
Verizon Communications, Inc., 6.25%, 4/1/37	400,000	465
Verizon Communications, Inc., 6.35%, 4/1/19	770,000	908
Verizon Communications, Inc., 6.40%, 9/15/33	1,025,000	1,217
Verizon Communications, Inc., 6.55%, 9/15/43	1,435,000	1,746

Total		15,386

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	455,000	442
Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	375,000	359
Burlington Northern Santa Fe LLC, 4.90%, 4/1/44	315,000	325
Canadian National Railway Co., 5.85%, 11/15/17	140,000	160
CSX Corp., 3.70%, 10/30/20	70,000	72
CSX Corp., 3.70%, 11/1/23	305,000	302
CSX Corp., 4.25%, 6/1/21	200,000	213
CSX Corp., 5.60%, 5/1/17	490,000	549
FedEx Corp., 4.90%, 1/15/34	410,000	421
FedEx Corp., 5.10%, 1/15/44	285,000	295
Norfolk Southern Corp., 2.903%, 2/15/23	789,000	751
Union Pacific Corp., 2.25%, 2/15/19	235,000	235
Union Pacific Corp., 4.30%, 6/15/42	700,000	674

Total		4,798

Yankee Sovereign (0.0%)
Mexico Government International Bond, 5.55%, 1/21/45	365,000	388

Total		388

Total Investment Grade Segment
(Cost: $267,118)		275,779

Balanced Portfolio

Governments (12.7%)	Shares/ $ Par	Value $ (000’s)

Governments (12.7%)
Israel Government AID Bond, 0.00%, 11/15/22	2,600,000	1,982
Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	8,383
Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	11,710
US Department of Housing & Urban Development, 6.17%, 8/1/14	2,054,000	2,059
US Treasury, 0.25%, 12/31/15	16,300,000	16,279
US Treasury, 0.375%, 3/31/16	112,190,000	112,067
US Treasury, 1.375%, 9/30/18	4,655,000	4,613
US Treasury, 1.50%, 12/31/18	81,030,000	80,422
US Treasury, 1.625%, 3/31/19	32,570,000	32,405
US Treasury, 2.75%, 2/15/24	3,280,000	3,287
US Treasury, 2.875%, 5/15/43	11,190,000	9,767
US Treasury Stripped, 0.00%, 2/15/34	8,100,000	3,942
US Treasury Stripped, 0.00%, 5/15/34	27,805,000	13,406

Total Governments
(Cost: $295,925)		300,322

Municipal Bonds (0.9%)

Municipal Bonds (0.9%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,312,000	1,456
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	70,000	90
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	1,124
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	441
The City of New York, Series C-1, 5.517%, 10/1/37 GO	590,000	663
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,282
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,170,000	1,347
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	200,000	228
Energy Northwest, Series E, 2.197%, 7/1/19 RB	935,000	929
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	5,000	5
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	30,000	30
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	1,340,000	1,332
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	585,000	757
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,250,000	2,591
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	203,000	257
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	579
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	2,465,000	2,610
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	494
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	137

Municipal Bonds (0.9%)	Shares/ $ Par	Value $ (000’s)
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	930,000	954
State of California, Series A, 4.988%, 4/1/39 GO	790,000	789
State of California, Series 2010, 5.70%, 11/1/21 GO	780,000	911
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,315,000	1,405
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	378
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	820,000	1,012

Total Municipal Bonds
(Cost: $19,888)		21,801

Structured Products (15.2%)

Structured Products (15.2%)
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A2, 1.976%, 6/1/21	2,000,000	1,979
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3, 2.845%, 3/1/26	460,000	447
Ally Auto Receivables Trust, Series 2012-2, Class C, 2.26%, 7/16/18 144A	990,000	1,009
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.149%, 2/14/43 IO	3,771,455	96
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM, 5.766%, 5/10/45	1,000,000	1,095
Capital Auto Receivables Asset Trust, Series 2013-4, Class A2x, 0.85%, 2/21/17	315,000	315
Capital Auto Receivables Asset Trust/Ally, Series 2014-1, Class A, 0.96%, 4/20/17	1,150,000	1,152
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	2,200,000	2,199
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	1,450,000	1,450
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	5,385,000	5,429
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	1,575,000	1,583
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	176,977	179
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	1,110,000	1,123
Commercial Mortgage Pass-Through Certificates, Series 2014-LC15, Class A4, 4.006%, 4/10/47	3,255,000	3,347

Balanced Portfolio

Structured Products (15.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,024,744	1,082
CSMC Trust, Series 2013-IVR, Class A6, 2.50%, 7/25/43	4,821,422	4,735
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	5,250,000	5,256
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.605%, 5/15/18	500,000	500
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.961%, 2/15/31 IO	10,588,290	99
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.167%, 10/15/30 IO 144A	594,270	3
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	3,125,385	3,174
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.487%, 8/25/20 IO	16,078,533	1,133
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	1,519,196	1,470
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	1,767,018	1,768
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	320,138	332
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	675,954	694
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	998,491	1,026
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	856,307	880
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	1,578,266	1,524
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	10,552,694	10,188
Federal Home Loan Mortgage Corp., 3.00%, 2/1/43	3,148,059	3,039
Federal Home Loan Mortgage Corp., 3.00%, 4/1/43	22,100,985	21,337
Federal Home Loan Mortgage Corp., Series K030, Class A2, 3.25%, 4/25/23	1,805,000	1,819
Federal Home Loan Mortgage Corp., 3.32%, 2/25/23	2,090,000	2,119
Federal Home Loan Mortgage Corp., 3.50%, 10/1/25	149,920	157
Federal Home Loan Mortgage Corp., 3.50%, 11/1/25	126,680	133
Federal Home Loan Mortgage Corp., 3.50%, 12/1/25	817,221	857
Federal Home Loan Mortgage Corp., 3.50%, 1/1/26	38,114	40
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	699,221	732
Federal Home Loan Mortgage Corp., 3.50%, 3/1/26	34,721	36

Structured Products (15.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 5/1/26	276,532	290
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	529,713	555
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	1,339,692	1,402
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	32,181	34
Federal Home Loan Mortgage Corp., 3.50%, 5/1/29	960,000	1,002
Federal Home Loan Mortgage Corp., 3.50%, 2/1/42	1,680,165	1,690
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	1,665,869	1,675
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	969,986	976
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	3,292,428	3,312
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	8,858,040	8,910
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	251,521	266
Federal Home Loan Mortgage Corp., 4.00%, 7/1/24	1,379,510	1,461
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	1,322,619	1,401
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	426,854	452
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	592,672	627
Federal Home Loan Mortgage Corp., 4.00%, 12/1/26	182,502	193
Federal Home Loan Mortgage Corp., 4.00%, 11/1/40	335,414	348
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	8,945,935	9,284
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	9,141,500	9,487
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	117,195	122
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	5,908,521	6,131
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	441,461	458
Federal Home Loan Mortgage Corp., 4.00%, 3/1/42	253,445	263
Federal Home Loan Mortgage Corp., 4.00%, 10/1/43	167,129	173
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	457,190	483
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	339,923	342
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	357,404	381
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	966,873	1,036
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,154,937	2,306

Balanced Portfolio

Structured Products (15.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	13,941,050	14,872
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	215,916	232
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	702,793	756
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	5,685,706	6,281
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	3,360,843	3,686
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	324,706	356
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	531,885	585
Federal Home Loan Mortgage Corp., 5.00%, 3/1/41	185,139	201
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	938,393	1,022
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	4,623,775	5,035
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	3,547,166	3,849
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	195,756	212
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	507,293	545
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	100,438	107
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	630,647	682
Federal Home Loan Mortgage Corp., 5.50%, 6/1/33	34,078	38
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	668,702	739
Federal Home Loan Mortgage Corp., 5.50%, 1/1/37	1,191,643	1,308
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	432,150	474
Federal Home Loan Mortgage Corp., 5.50%, 8/1/38	211,482	232
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	535,368	587
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	501,485	557
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	38,868	44
Federal Home Loan Mortgage Corp. TBA, 2.50%, 5/1/28	1,815,000	1,809
Federal Home Loan Mortgage Corp. TBA, 3.00%, 5/1/27	2,920,000	2,989
Federal Home Loan Mortgage Corp. TBA, 3.00%, 5/1/43	1,035,000	995
Federal Home Loan Mortgage Corp. TBA, 3.50%, 5/1/41	1,005,000	1,006
Federal Home Loan Mortgage Corp. TBA, 4.00%, 5/1/41	15,025,000	15,533
Federal Home Loan Mortgage Corp. TBA, 4.50%, 5/1/39	230,000	244

Structured Products (15.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	143,264	137
Federal National Mortgage Association, 1.75%, 3/25/28	896,846	858
Federal National Mortgage Association, 2.50%, 8/1/28	2,561,757	2,563
Federal National Mortgage Association, 2.96%, 5/1/22	320,000	323
Federal National Mortgage Association, 3.00%, 10/1/26	64,081	66
Federal National Mortgage Association, 3.00%, 3/1/27	980,996	1,009
Federal National Mortgage Association, 3.00%, 6/1/27	1,640,673	1,687
Federal National Mortgage Association, 3.00%, 5/1/44	3,655,000	3,517
Federal National Mortgage Association, 3.50%, 9/1/23	312,831	322
Federal National Mortgage Association, 3.50%, 4/1/26	737,255	773
Federal National Mortgage Association, 3.50%, 10/1/42	3,159,423	3,181
Federal National Mortgage Association, 3.50%, 5/1/43	4,451,628	4,482
Federal National Mortgage Association, 3.50%, 6/1/43	21,931,193	22,081
Federal National Mortgage Association, 3.50%, 7/1/43	1,848,274	1,861
Federal National Mortgage Association, 3.53%, 9/1/23	380,000	391
Federal National Mortgage Association, 3.61%, 9/1/23	160,000	166
Federal National Mortgage Association, 3.67%, 8/1/23	52,599	55
Federal National Mortgage Association, 3.73%, 8/1/23	262,911	274
Federal National Mortgage Association, 4.00%, 12/1/41	655,333	681
Federal National Mortgage Association, 4.50%, 6/1/19	2,787,929	2,956
Federal National Mortgage Association, 4.50%, 12/1/19	258,488	278
Federal National Mortgage Association, 4.50%, 11/1/40	2,467,998	2,637
Federal National Mortgage Association, 4.50%, 1/1/41	2,006,066	2,147
Federal National Mortgage Association, 4.50%, 2/1/41	2,586,822	2,762
Federal National Mortgage Association, 4.50%, 3/1/41	320,578	342
Federal National Mortgage Association, 4.50%, 4/1/41	291,486	311
Federal National Mortgage Association, 4.50%, 5/1/41	11,822,084	12,620
Federal National Mortgage Association, 4.50%, 8/1/41	789,544	842
Federal National Mortgage Association, 5.00%, 3/1/20	946,327	1,024

Balanced Portfolio

Structured Products (15.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 5/1/20	1,428,281	1,537
Federal National Mortgage Association, 5.00%, 5/1/38	1,401,640	1,526
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	489,620	490
Federal National Mortgage Association, 5.50%, 4/1/21	468,978	510
Federal National Mortgage Association, 5.50%, 3/1/35	2,716,812	3,016
Federal National Mortgage Association, 5.50%, 9/1/35	3,415,945	3,793
Federal National Mortgage Association, 5.50%, 11/1/35	3,915,260	4,344
Federal National Mortgage Association, 5.50%, 11/1/37	2,636,066	2,954
Federal National Mortgage Association, 6.00%, 5/1/35	88,773	99
Federal National Mortgage Association, 6.00%, 6/1/35	177,191	200
Federal National Mortgage Association, 6.00%, 7/1/35	1,744,954	1,961
Federal National Mortgage Association, 6.00%, 10/1/35	363,530	404
Federal National Mortgage Association, 6.00%, 11/1/35	1,958,054	2,191
Federal National Mortgage Association, 6.00%, 9/1/36	568,337	632
Federal National Mortgage Association, 6.00%, 12/1/37	1,041,555	1,158
Federal National Mortgage Association, 6.00%, 3/1/38	368,209	411
Federal National Mortgage Association, 6.00%, 10/1/38	223,019	248
Federal National Mortgage Association, 6.00%, 4/1/40	853,821	950
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	3,274,385	3,642
Federal National Mortgage Association, 6.50%, 7/1/37	1,822,595	2,045
Federal National Mortgage Association, 6.75%, 4/25/18	159,192	162
Ford Credit Auto Lease Trust, Series 2014-A, Class A3, 0.68%, 4/17/17	550,000	550
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	475,000	474
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	1,300,000	1,300
Ford Credit Auto Owner Trust, Series 2013-D, Class A4, 1.11%, 2/15/19	1,450,000	1,447
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	845,000	852

Structured Products (15.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	1,600,000	1,600
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	1,200,000	1,224
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	500,000	498
Freddie Mac Gold Pool, 3.00%, 7/1/43	3,170,217	3,061
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	460,000	461
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	3,070,000	3,108
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	534
Government National Mortgage Association, 5.00%, 7/15/33	643,433	710
Government National Mortgage Association, 5.50%, 1/15/32	53,016	59
Government National Mortgage Association, 5.50%, 2/15/32	406,860	452
Government National Mortgage Association, 5.50%, 9/15/32	11,386	13
GS Mortgage Securities Trust, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	1,550,739	1,501
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	480,000	480
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	740,000	744
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 2/15/18	1,000,000	1,007
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	900,000	937
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	1,515,000	1,654
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	1,975,000	2,168
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 5.845%, 4/15/45	2,270,000	2,485
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	355,704	379

Balanced Portfolio

Structured Products (15.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC20, Class AM, 5.904%, 2/12/51	1,780,000	2,011
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A3, 1.06%, 11/15/17	2,500,000	2,517
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	160,687	163
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	175,062	183
Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A3, 0.62%, 7/15/16	625,000	625
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.224%, 1/25/37	1,698,466	785
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.283%, 11/12/37	1,120,000	1,190
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, 5.856%, 9/12/49	2,120,000	2,371
Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	450,000	451
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	1,559,587	1,645
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	68,925	71
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	1,377,543	1,292
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	709,176	723
Toyota Auto Receivables Trust, Series 2013-B, Class A4, 1.46%, 1/15/19	1,500,000	1,516
Trade MAPS, Ltd., Series 2013-1A, Class A, 0.854%, 12/10/18	2,775,000	2,784
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	4,000,000	4,293
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.612%, 12/25/34	339,200	348
World Omni Auto Receivables Trust, Series 2013-B, Class A3, 0.83%, 8/15/18	300,000	300

Total Structured Products
(Cost: $352,617)		359,157

Below Investment Grade Segment (6.7%)

Aerospace & Defense (0.1%)
Bombardier, Inc., 5.75%, 3/15/22 144A	150,000	152
Bombardier, Inc., 6.00%, 10/15/22 144A	150,000	150

	Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

	Aerospace & Defense continued
	Bombardier, Inc., 6.125%, 1/15/23 144A	280,000	283
	Bombardier, Inc., 7.75%, 3/15/20 144A	445,000	498
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	265,000	293
	Spirit AeroSystems, Inc., 5.25%, 3/15/22 144A	45,000	45
	Triumph Group, Inc., 4.875%, 4/1/21	195,000	192

	Total		1,613

	Autos & Vehicle Parts (0.2%)
	American Axle & Manufacturing, Inc., 5.125%, 2/15/19	80,000	83
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	295,000	314
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	145,000	159
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	245,000	277
(d)	Exide Technologies, 8.625%, 2/1/18	155,000	118
	General Motors Co., 3.50%, 10/2/18 144A	500,000	509
	General Motors Financial Co., Inc., 4.75%, 8/15/17	340,000	363
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	390,000	425
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	365,000	407
	Jaguar Land Rover Automotive PLC, 4.125%, 12/15/18 144A	125,000	128
	Lear Corp., 5.375%, 3/15/24	155,000	158
	Meritor, Inc., 6.25%, 2/15/24	60,000	60
	Meritor, Inc., 6.75%, 6/15/21	145,000	153
	Navistar International Corp., 8.25%, 11/1/21	380,000	388
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	195,000	199
	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	190,000	202
	Visteon Corp., 6.75%, 4/15/19	168,000	177

	Total		4,120

	Banking (0.2%)
	Ally Financial, Inc., 2.75%, 1/30/17	1,585,000	1,601
	Ally Financial, Inc., 7.50%, 9/15/20	380,000	452
	Ally Financial, Inc., 8.00%, 3/15/20	370,000	446
	E*TRADE Financial Corp., 6.375%, 11/15/19	200,000	217
	E*TRADE Financial Corp., 6.75%, 6/1/16	355,000	384
	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.875%, 4/15/22 144A	75,000	76
	JPMorgan Chase & Co., 7.90%, 4/29/49	275,000	311
	KCG Holdings, Inc., 8.25%, 6/15/18 144A	270,000	289
	Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	350,000	358
	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	355,000	368
(d)(n)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	0
(d)(n)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	0

	Total		4,502

	Basic Materials (0.3%)
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	229
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19 144A	390,000	408
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	73,235	77

Balanced Portfolio

	Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	125,000	139
	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, 6.00%, 6/15/17 144A	330,000	342
(c)	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	324,105	353
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	125,000	132
	Cascades, Inc., 7.875%, 1/15/20	100,000	107
	Graphic Packaging International, Inc., 4.75%, 4/15/21	195,000	195
	Harland Clarke Holdings Corp., 6.875%, 3/1/20 144A	140,000	142
	Harland Clarke Holdings Corp., 9.25%, 3/1/21 144A	295,000	296
	Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 6.875%, 2/15/19 144A	140,000	145
	Plastipak Holdings, Inc., 6.50%, 10/1/21 144A	190,000	199
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	600,000	628
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	515,000	556
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	170,000	186
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	385,000	412
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	475,000	531
	Sealed Air Corp., 6.50%, 12/1/20 144A	120,000	132
	Sealed Air Corp., 8.125%, 9/15/19 144A	215,000	240
	Sealed Air Corp., 8.375%, 9/15/21 144A	275,000	317

	Total		5,766

	Builders & Building Materials (0.2%)
	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	140,000	149
	Building Materials Corp. of America, 6.75%, 5/1/21 144A	255,000	277
	Cemex Finance LLC, 6.00%, 4/1/24 144A	195,000	196
	Cemex SAB de CV, 5.875%, 3/25/19 144A	100,000	104
	Cemex SAB de CV, 6.50%, 12/10/19 144A	565,000	601
	D.R. Horton, Inc., 3.75%, 3/1/19	155,000	155
	K Hovnanian Enterprises, Inc., 7.00%, 1/15/19 144A	175,000	179
	KB Home, 4.75%, 5/15/19	155,000	156
	KB Home, 7.25%, 6/15/18	290,000	326
	KB Home, 9.10%, 9/15/17	120,000	142
	Lennar Corp., 4.50%, 6/15/19	535,000	544
	Mattamy Group Corp., 6.50%, 11/15/20 144A	125,000	127
	Ply Gem Industries, Inc., 6.50%, 2/1/22 144A	200,000	202
	Summit Materials LLC / Summit Finance Corp., 10.50%, 1/31/20 144A	290,000	327
	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.625%, 3/1/24 144A	110,000	109
	USG Corp., 5.875%, 11/1/21 144A	50,000	53
	USG Corp., 7.875%, 3/30/20 144A	225,000	251

	Total		3,898

	Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

	Capital Goods (0.1%)
	Ashtead Capital, Inc., 6.50%, 7/15/22 144A	80,000	87
	BlueLine Rental Finance Corp., 7.00%, 2/1/19 144A	70,000	74
	Case New Holland, Inc., 7.875%, 12/1/17	205,000	240
	CNH Capital LLC, 3.625%, 4/15/18	250,000	254
	Jurassic Holdings III, 6.875%, 2/15/21 144A	635,000	654
	Terex Corp., 6.00%, 5/15/21	200,000	214
	United Rentals North America, Inc., 5.75%, 7/15/18	115,000	123
	United Rentals North America, Inc., 5.75%, 11/15/24	85,000	86
	United Rentals North America, Inc., 6.125%, 6/15/23	125,000	133
	United Rentals North America, Inc., 7.375%, 5/15/20	160,000	177
(c)	Vander Intermediate Holding II Corp., 9.75%, 2/1/19 144A	25,000	26

	Total		2,068

	Chemicals (0.2%)
	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21 144A	80,000	87
	Celanese US Holdings LLC, 4.625%, 11/15/22	620,000	611
	Hexion US Finance Corp., 6.625%, 4/15/20	650,000	673
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	555,000	577
	Huntsman International LLC, 4.875%, 11/15/20	455,000	458
	Ineos Finance PLC, 7.50%, 5/1/20 144A	160,000	176
	Ineos Finance PLC, 8.375%, 2/15/19 144A	580,000	641
	Ineos Group Holdings SA, 5.875%, 2/15/19 144A	185,000	189
	Ineos Group Holdings SA, 6.125%, 8/15/18 144A	135,000	140
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	320,000	330
	Tronox Finance, 6.375%, 8/15/20	295,000	303

	Total		4,185

	Conglomerate & Diversified Manufacturing (0.1%)
	Amsted Industries, Inc., 5.00%, 3/15/22 144A	960,000	965
	Entegris, Inc., 6.00%, 4/1/22 144A	125,000	128
	Gardner Denver, Inc., 6.875%, 8/15/21 144A	115,000	118
	Rexel SA, 5.25%, 6/15/20 144A	260,000	266
	WESCO Distribution, Inc., 5.375%, 12/15/21 144A	160,000	164

	Total		1,641

	Consumer Products & Retailing (0.2%)
(c)	BI-LO LLC/BI-LO Finance Corp., 8.625%, 9/15/18 144A	225,000	233
	Cash America International, Inc., 5.75%, 5/15/18	255,000	251
(c)	Century Intermediate Holdings Co. 2, 9.75%, 2/15/19 144A	35,000	37
	First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	255,000	248
	Guitar Center, Inc., 6.50%, 4/15/19 144A	75,000	75
	Guitar Center, Inc., 9.625%, 4/15/20 144A	355,000	352
	Hanesbrands, Inc., 6.375%, 12/15/20	250,000	273
	JC Penney Corp., Inc., 7.95%, 4/1/17	290,000	265
	Levi Strauss & Co., 6.875%, 5/1/22	225,000	247
	Levi Strauss & Co., 7.625%, 5/15/20	240,000	261
	Limited Brands, Inc., 5.625%, 2/15/22	1,010,000	1,067
	Limited Brands, Inc., 8.50%, 6/15/19	110,000	133

Balanced Portfolio

Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Neiman Marcus Group LTD, Inc., 8.00%, 10/15/21 144A	140,000	154
Prestige Brands, Inc., 5.375%, 12/15/21 144A	140,000	143
Rent-A-Center, Inc., 4.75%, 5/1/21	80,000	75
Rent-A-Center, Inc., 6.625%, 11/15/20	339,000	350
Revlon Consumer Products Corp., 5.75%, 2/15/21	295,000	296
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	20,000	21
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	255,000	279
SUPERVALU, Inc., 6.75%, 6/1/21	260,000	264
SUPERVALU, Inc., 8.00%, 5/1/16	230,000	254

Total		5,278

Electric Utilities (0.1%)
The AES Corp., 5.50%, 3/15/24	250,000	248
The AES Corp., 8.00%, 10/15/17	78,000	92
The AES Corp., 8.00%, 6/1/20	100,000	118
Calpine Corp., 6.00%, 1/15/22 144A	110,000	116
Calpine Corp., 7.50%, 2/15/21 144A	198,000	216
Calpine Corp., 7.875%, 7/31/20 144A	365,000	402
GenOn Americas Generation LLC, 8.50%, 10/1/21	450,000	430
NRG Energy, Inc., 6.25%, 7/15/22 144A	345,000	355
NRG Energy, Inc., 7.625%, 1/15/18	415,000	466
NRG Energy, Inc., 7.625%, 5/15/19	330,000	344
NRG Energy, Inc., 8.25%, 9/1/20	35,000	38
Puget Energy, Inc., 5.625%, 7/15/22	355,000	405

Total		3,230

Energy (1.0%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	110,000	119
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	330,000	355
Antero Resources Finance Corp., 5.375%, 11/1/21 144A	315,000	320
Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	95,000	101
Atwood Oceanics, Inc., 6.50%, 2/1/20	90,000	97
Aurora USA Oil & Gas, Inc., 7.50%, 4/1/20 144A	100,000	110
Bill Barrett Corp., 7.00%, 10/15/22	190,000	200
Bill Barrett Corp., 7.625%, 10/1/19	405,000	439
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	80,000	85
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 4/15/22	160,000	173
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	155,000	170
Chesapeake Energy Corp., 5.375%, 6/15/21	390,000	410
Chesapeake Energy Corp., 6.125%, 2/15/21	475,000	518
Chesapeake Energy Corp., 6.875%, 11/15/20	325,000	369
Chesapeake Energy Corp., 7.25%, 12/15/18	170,000	198
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	225,000	233
Cimarex Energy Co., 5.875%, 5/1/22	380,000	412
Comstock Resources, Inc., 7.75%, 4/1/19	260,000	277
Comstock Resources, Inc., 9.50%, 6/15/20	205,000	234
Concho Resources, Inc., 5.50%, 4/1/23	240,000	250
Concho Resources, Inc., 7.00%, 1/15/21	135,000	149
Denbury Resources, Inc., 8.25%, 2/15/20	228,000	248
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21 144A	285,000	299

Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

Energy continued
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	290,000	335
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	112
Exterran Holdings, Inc., 7.25%, 12/1/18	225,000	238
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21	195,000	194
Exterran Partners LP/EXLP Finance Corp., 6.00%, 10/1/22 144A	220,000	216
Forest Oil Corp., 7.25%, 6/15/19	620,000	543
Forum Energy Technologies, Inc., 6.25%, 10/1/21 144A	220,000	233
Halcon Resources Corp., 8.875%, 5/15/21	235,000	244
Halcon Resources Corp., 9.75%, 7/15/20 144A	80,000	86
Halcon Resources Corp., 9.75%, 7/15/20	255,000	275
Hercules Offshore, Inc., 6.75%, 4/1/22 144A	170,000	165
Hercules Offshore, Inc., 7.50%, 10/1/21 144A	115,000	116
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	210,000	228
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	120,000	131
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	215,000	233
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	260,000	255
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	135,000	141
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/1/22 144A	70,000	71
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	145,000	149
Kodiak Oil & Gas Corp., 5.50%, 2/1/22	185,000	189
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	355,000	394
Laredo Petroleum, Inc., 5.625%, 1/15/22 144A	85,000	86
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21	195,000	195
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	570,000	594
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/1/19 144A	275,000	287
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	252,000	271
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	65,000	71
Magnum Hunter Resources Corp., 9.75%, 5/15/20	315,000	349
MEG Energy Corp., 6.375%, 1/30/23 144A	300,000	311
MEG Energy Corp., 7.00%, 3/31/24 144A	50,000	53
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, 6/1/21	580,000	606
Northern Oil and Gas, Inc., 8.00%, 6/1/20	95,000	101
Oasis Petroleum, Inc., 6.50%, 11/1/21	480,000	516
Oasis Petroleum, Inc., 6.875%, 3/15/22 144A	245,000	265
Offshore Group Investment, Ltd., 7.50%, 11/1/19	525,000	559
Oil States International, Inc., 5.125%, 1/15/23	135,000	151
Oil States International, Inc., 6.50%, 6/1/19	165,000	174
Pacific Drilling SA, 5.375%, 6/1/20 144A	260,000	258
Pacific Drilling V, Ltd., 7.25%, 12/1/17 144A	410,000	443
Parker Drilling Co., 6.75%, 7/15/22 144A	125,000	129
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	300,000	322
Pioneer Energy Services, Corp., 6.125%, 3/15/22 144A	30,000	31

Balanced Portfolio

Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

Energy continued
QEP Resources, Inc., 5.25%, 5/1/23	205,000	204
QEP Resources, Inc., 6.875%, 3/1/21	240,000	264
Range Resources Corp., 5.75%, 6/1/21	195,000	209
Rosetta Resources, Inc., 5.875%, 6/1/22	630,000	644
Rosetta Resources, Inc., 9.50%, 4/15/18	290,000	305
Samson Investment Co., 10.75%, 2/15/20 144A	920,000	1,003
Sanchez Energy Corp., 7.75%, 6/15/21 144A	740,000	790
SandRidge Energy, Inc., 7.50%, 3/15/21	435,000	464
SandRidge Energy, Inc., 7.50%, 2/15/23	200,000	212
SandRidge Energy, Inc., 8.125%, 10/15/22	250,000	273
SESI LLC, 6.375%, 5/1/19	265,000	282
SM Energy Co., 6.50%, 11/15/21	225,000	243
SM Energy Co., 6.50%, 1/1/23	135,000	144
SM Energy Co., 6.625%, 2/15/19	230,000	246
Swift Energy Co., 7.875%, 3/1/22	105,000	105
Swift Energy Co., 8.875%, 1/15/20	235,000	247
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	405,000	433
Unit Corp., 6.625%, 5/15/21	240,000	254
Venoco, Inc., 8.875%, 2/15/19	130,000	131
Whiting Petroleum Corp., 5.00%, 3/15/19	315,000	333
Whiting Petroleum Corp., 5.75%, 3/15/21	190,000	204
WPX Energy, Inc., 5.25%, 1/15/17	555,000	594
WPX Energy, Inc., 6.00%, 1/15/22	270,000	277

Total		23,947

Entertainment (0.1%)
Activision Blizzard, Inc., 5.625%, 9/15/21 144A	720,000	770
AMC Entertainment, Inc., 9.75%, 12/1/20	110,000	127
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20 144A	280,000	303
Regal Entertainment Group, 5.75%, 3/15/22	160,000	165
Speedway Motorsports, Inc., 6.75%, 2/1/19	305,000	324
WMG Acquisition Corp., 5.625%, 4/15/22 144A	45,000	46
WMG Acquisition Corp., 6.00%, 1/15/21 144A	77,000	80
WMG Acquisition Corp., 6.75%, 4/15/22 144A	220,000	221

Total		2,036

Finance (0.3%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	275,000	300
Aircastle, Ltd., 4.625%, 12/15/18	160,000	164
Aircastle, Ltd., 5.125%, 3/15/21	385,000	385
Aircastle, Ltd., 6.25%, 12/1/19	140,000	151
Aircastle, Ltd., 6.75%, 4/15/17	215,000	239
Aircastle, Ltd., 7.625%, 4/15/20	115,000	131
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	195,000	203
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	60,520	63
CIT Group, Inc., 5.00%, 5/15/17	225,000	240
CIT Group, Inc., 5.00%, 8/15/22	300,000	311
CIT Group, Inc., 5.375%, 5/15/20	305,000	327
CIT Group, Inc., 5.50%, 2/15/19 144A	250,000	269
FTI Consulting, Inc., 6.00%, 11/15/22	160,000	163
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17 144A	155,000	157
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20 144A	390,000	413
International Lease Finance Corp., 7.125%, 9/1/18 144A	185,000	215
International Lease Finance Corp., 8.75%, 3/15/17	285,000	335
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	180,000	181

Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

Finance continued
PHH Corp., 6.375%, 8/15/21	380,000	392
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	260,000	260
SLM Corp., 4.875%, 6/17/19	315,000	320
SLM Corp., 5.50%, 1/15/19	255,000	270
SLM Corp., 8.00%, 3/25/20	260,000	299
SLM Corp., 8.45%, 6/15/18	195,000	230
Springleaf Finance Corp., 6.00%, 6/1/20	385,000	392

Total		6,410

Food & Beverage (0.1%)
ARAMARK Corp., 5.75%, 3/15/20	295,000	312
Darling International, Inc., 5.375%, 1/15/22 144A	95,000	98
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	135,000	144
JBS Investments GmbH, 7.25%, 4/3/24 144A	220,000	220
JBS Investments GmbH, 7.75%, 10/28/20 144A	220,000	232
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	420,000	447
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	330,000	350
Post Holdings, Inc., 6.75%, 12/1/21 144A	465,000	492
Post Holdings, Inc., 7.375%, 2/15/22 144A	55,000	59
Post Holdings, Inc., 7.375%, 2/15/22	55,000	59
Smithfield Foods, Inc., 6.625%, 8/15/22	270,000	292
Sun Merger Sub, Inc., 5.25%, 8/1/18 144A	190,000	197
Sun Merger Sub, Inc., 5.875%, 8/1/21 144A	95,000	99
TreeHouse Foods, Inc., 4.875%, 3/15/22	240,000	241

Total		3,242

Foreign Agencies (0.1%)
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	290
Eksportfinans ASA, 2.00%, 9/15/15	2,000,000	1,985

Total		2,275

Gaming/Leisure/Lodging (0.1%)
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	465,000	411
Churchill Downs, Inc., 5.375%, 12/15/21 144A	80,000	82
Golden Nugget Escrow, Inc., 8.50%, 12/1/21 144A	160,000	163
MGM Resorts International, 6.625%, 12/15/21	250,000	275
MGM Resorts International, 6.75%, 10/1/20	210,000	233
MGM Resorts International, 7.75%, 3/15/22	225,000	261
MGM Resorts International, 8.625%, 2/1/19	360,000	431
NCL Corp., Ltd., 5.00%, 2/15/18	100,000	104
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21	115,000	116
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	140,000	143
Scientific Games International, Inc., 6.25%, 9/1/20	345,000	362
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	265,000	267
Wynn Macau, Ltd., 5.25%, 10/15/21 144A	275,000	280

Total		3,128

Healthcare (0.4%)
Biomet, Inc., 6.50%, 8/1/20	285,000	307
Catamaran Corp., 4.75%, 3/15/21	85,000	86
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	200,000	210
CHS/Community Health Systems, Inc., 6.875%, 2/1/22 144A	280,000	293

Balanced Portfolio

Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	300,000	325
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	390,000	428
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	635,000	684
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	665,000	707
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	65,000	73
HCA Holdings, Inc., 6.25%, 2/15/21	350,000	375
HCA Holdings, Inc., 7.75%, 5/15/21	240,000	265
HCA, Inc., 5.875%, 3/15/22	770,000	830
HCA, Inc., 5.875%, 5/1/23	220,000	226
HCA, Inc., 6.50%, 2/15/20	455,000	510
HCA, Inc., 8.00%, 10/1/18	190,000	225
Hologic, Inc., 6.25%, 8/1/20	80,000	85
Kindred Healthcare, Inc., 6.375%, 4/15/22 144A	145,000	145
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	305,000	355
LifePoint Hospitals, Inc., 5.50%, 12/1/21 144A	190,000	197
MPH Acquisition Holdings LLC, 6.625%, 4/1/22 144A	50,000	51
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	375,000	411
Tenet Healthcare Corp., 4.375%, 10/1/21	705,000	680
Tenet Healthcare Corp., 4.50%, 4/1/21	200,000	195
Tenet Healthcare Corp., 5.00%, 3/1/19 144A	155,000	155
Tenet Healthcare Corp., 6.00%, 10/1/20 144A	190,000	203
Tenet Healthcare Corp., 6.25%, 11/1/18	405,000	447
Tenet Healthcare Corp., 6.75%, 2/1/20	250,000	263
Tenet Healthcare Corp., 8.125%, 4/1/22	285,000	318
WellCare Health Plans, Inc., 5.75%, 11/15/20	160,000	168

Total		9,217

Insurance (0.0%)
Centene Corp., 5.75%, 6/1/17	440,000	478
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21 144A	380,000	406

Total		884

Media (0.6%)
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22 144A	110,000	113
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	515,000	519
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	150,000	159
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	280,000	306
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	290,000	287
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	405,000	423
CSC Holdings LLC, 6.75%, 11/15/21	635,000	710
CSC Holdings LLC, 7.625%, 7/15/18	170,000	198
CSC Holdings LLC, 7.875%, 2/15/18	105,000	121
CSC Holdings LLC, 8.625%, 2/15/19	300,000	358
DISH DBS Corp., 4.25%, 4/1/18	585,000	611
DISH DBS Corp., 5.00%, 3/15/23	265,000	267
DISH DBS Corp., 5.125%, 5/1/20	390,000	407
DISH DBS Corp., 5.875%, 7/15/22	265,000	283

Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

Media continued
DISH DBS Corp., 6.75%, 6/1/21	520,000	582
DISH DBS Corp., 7.875%, 9/1/19	485,000	573
Gannett Co., 5.125%, 10/15/19 144A	190,000	199
Gannett Co., 5.125%, 7/15/20 144A	235,000	241
Gray Television, Inc., 7.50%, 10/1/20	160,000	174
Hughes Satellite Systems Corp., 6.50%, 6/15/19	375,000	412
Hughes Satellite Systems Corp., 7.625%, 6/15/21	165,000	186
IAC/InterActiveCorp., 4.875%, 11/30/18	160,000	167
Inmarsat Finance PLC, 7.375%, 12/1/17 144A	115,000	120
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	360,000	387
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	295,000	320
Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	445,000	468
Lee Enterprises, Inc., 9.50%, 3/15/22 144A	215,000	221
LIN Television Corp., 6.375%, 1/15/21	210,000	223
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21 144A	80,000	80
Netflix, Inc., 5.375%, 2/1/21	160,000	168
Nexstar Finance, Inc., 6.875%, 11/15/20	95,000	102
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 144A	220,000	221
Outerwall, Inc., 6.00%, 3/15/19	420,000	439
R.R. Donnelley & Sons Co., 6.00%, 4/1/24	155,000	156
R.R. Donnelley & Sons Co., 7.00%, 2/15/22	95,000	104
R.R. Donnelley & Sons Co., 7.875%, 3/15/21	155,000	177
Sinclair Television Group, Inc., 5.375%, 4/1/21	325,000	323
Sinclair Television Group, Inc., 6.125%, 10/1/22	220,000	223
Sinclair Television Group, Inc., 6.375%, 11/1/21	130,000	135
Sirius XM Holdings, Inc., 4.25%, 5/15/20 144A	155,000	151
Sirius XM Holdings, Inc., 4.625%, 5/15/23 144A	130,000	123
Sirius XM Holdings, Inc., 5.75%, 8/1/21 144A	250,000	260
Sirius XM Holdings, Inc., 5.875%, 10/1/20 144A	285,000	300
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 144A	105,000	108
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	150,000	155
Univision Communications, Inc., 6.75%, 9/15/22 144A	231,000	256
Univision Communications, Inc., 7.875%, 11/1/20 144A	725,000	801
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	360,000	385
UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	505,000	557
Videotron, Ltd., 5.00%, 7/15/22	375,000	376
Virgin Media Secured Finance PLC, 5.375%, 4/15/21 144A	330,000	341
VTR Finance BV, 6.875%, 1/15/24 144A	140,000	146

Total		15,122

Metals & Mining (0.4%)
AK Steel Corp., 7.625%, 5/15/20	125,000	125
AK Steel Corp., 8.75%, 12/1/18	300,000	337
Aleris International, Inc., 7.625%, 2/15/18	220,000	227
Aleris International, Inc., 7.875%, 11/1/20	210,000	216

Balanced Portfolio

	Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	450,000	345
	ArcelorMittal, 5.75%, 8/5/20	235,000	250
	ArcelorMittal, 6.00%, 3/1/21	250,000	267
	ArcelorMittal, 6.125%, 6/1/18	665,000	729
	ArcelorMittal, 6.75%, 2/25/22	405,000	444
	CONSOL Energy, Inc., 8.00%, 4/1/17	300,000	313
	CONSOL Energy, Inc., 8.25%, 4/1/20	415,000	451
	First Quantum Minerals, Ltd., 6.75%, 2/15/20 144A	45,000	46
	First Quantum Minerals, Ltd., 7.00%, 2/15/21 144A	176,000	179
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	225,000	237
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	1,065,000	1,147
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	320,000	352
	GrafTech International, Ltd., 6.375%, 11/15/20	120,000	124
	HudBay Minerals, Inc., 9.50%, 10/1/20 144A	15,000	16
	HudBay Minerals, Inc., 9.50%, 10/1/20	145,000	155
	Imperial Metals Corp., 7.00%, 3/15/19 144A	35,000	36
	KGHM International, Ltd., 7.75%, 6/15/19 144A	245,000	258
	Molycorp, Inc., 6.00%, 9/1/17	310,000	245
	Molycorp, Inc., 10.00%, 6/1/20	305,000	302
	New Gold, Inc., 6.25%, 11/15/22 144A	240,000	244
(c)	Patriot Coal Corp., 15.00%, 12/15/23	24,070	42
	Peabody Energy Corp., 6.00%, 11/15/18	305,000	320
	Peabody Energy Corp., 6.25%, 11/15/21	575,000	576
	Peabody Energy Corp., 6.50%, 9/15/20	305,000	315
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	100,000	103
	Steel Dynamics, Inc., 6.125%, 8/15/19	135,000	147
	Steel Dynamics, Inc., 6.375%, 8/15/22	135,000	147
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	240,000	220
	United States Steel Corp., 7.375%, 4/1/20	220,000	240
	Vedanta Resources PLC, 6.00%, 1/31/19 144A	220,000	220

	Total		9,375

	Oil & Gas (0.1%)
	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21 144A	145,000	146
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20	140,000	150
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	590,000	640
	Tesoro Corp., 4.25%, 10/1/17	140,000	147
	Tesoro Corp., 5.125%, 4/1/24	115,000	114
	Tesoro Corp., 5.375%, 10/1/22	140,000	144
	Ultra Petroleum Corp., 5.75%, 12/15/18 144A	140,000	147
	Western Refining, Inc., 6.25%, 4/1/21	162,000	168

	Total		1,656

	Other Holdings (-%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/15	200,000	-
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	1,090,000	-

	Total		-

	Pharmaceuticals (0.1%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	365,000	475
(c)	Capsugel SA, 7.00%, 5/15/19 144A	110,000	113

Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Endo Finance LLC, 5.75%, 1/15/22 144A	315,000	323
Endo Health Solutions, Inc., 7.00%, 7/15/19	90,000	97
Endo Health Solutions, Inc., 7.25%, 1/15/22	160,000	173
Forest Laboratories, Inc., 4.375%, 2/1/19 144A	325,000	342
Forest Laboratories, Inc., 5.00%, 12/15/21 144A	720,000	761
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 144A	110,000	113
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 144A	110,000	113
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21 144A	115,000	123
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	160,000	168
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20 144A	135,000	146
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18 144A	378,000	416

Total		3,363

Pipelines (0.5%)
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	125,000	125
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	175,000	188
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20	270,000	288
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	160,000	168
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 3/1/22 144A	125,000	131
El Paso LLC, 7.00%, 6/15/17	515,000	581
El Paso LLC, 7.25%, 6/1/18	515,000	586
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	280,000	250
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,535,000	1,625
Energy Transfer Equity LP, 7.50%, 10/15/20	355,000	406
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	235,000	243
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	265,000	288
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	910,000	985
Kinder Morgan, Inc., 5.00%, 2/15/21 144A	175,000	175
Kinder Morgan, Inc., 5.625%, 11/15/23 144A	150,000	148
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	218,000	235
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	145,000	157
NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 144A	235,000	244
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21	95,000	101
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	268,000	301
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23	155,000	144
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	315,000	328
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	480,000	498

Balanced Portfolio

Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	390,000	402
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	295,000	294
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 144A	550,000	573
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 144A	890,000	825
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	124,000	132
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	155,000	162
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	145,000	152
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	225,000	239

Total		10,974

Real Estate Investment Trusts (0.0%)
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	250,000	267
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	235,000	253
Pennymac Corp., 5.375%, 5/1/20 144A	305,000	296
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/1/21	60,000	63

Total		879

Services (0.1%)
The ADT Corp., 4.125%, 4/15/19	115,000	114
The ADT Corp., 6.25%, 10/15/21 144A	400,000	411
APX Group, 8.75%, 12/1/20	155,000	158
Clean Harbors, Inc., 5.125%, 6/1/21	100,000	102
Clean Harbors, Inc., 5.25%, 8/1/20	190,000	196
Ctrip.com International, Ltd., 1.25%, 10/15/18 144A	145,000	142
The Geo Group, Inc., 5.875%, 1/15/22	190,000	195
The Geo Group, Inc., 6.625%, 2/15/21	220,000	236
Mobile Mini, Inc., 7.875%, 12/1/20	485,000	539
QVC, Inc., 5.125%, 7/2/22	105,000	109
QVC, Inc., 7.375%, 10/15/20 144A	195,000	210
Service Corp. International, 4.50%, 11/15/20	120,000	117
Service Corp. International, 7.00%, 5/15/19	205,000	217
Service Corp. International, 8.00%, 11/15/21	110,000	127

Total		2,873

Technology (0.4%)
ACI Worldwide, Inc., 6.375%, 8/15/20 144A	95,000	100
Advanced Micro Devices, Inc., 6.75%, 3/1/19 144A	185,000	186
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17 144A	155,000	159
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 144A	190,000	201
Amkor Technology, Inc., 6.375%, 10/1/22	165,000	171
Amkor Technology, Inc., 6.625%, 6/1/21	280,000	299
Audatex North America, Inc., 6.00%, 6/15/21 144A	595,000	635
Audatex North America, Inc., 6.125%, 11/1/23 144A	160,000	170
BCP Singapore VI Cayman Financing Co., 8.00%, 4/15/21 144A	245,000	249
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	285,000	300

Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	502,000	511
Equinix, Inc., 7.00%, 7/15/21	245,000	273
First Data Corp., 6.75%, 11/1/20 144A	305,000	328
First Data Corp., 7.375%, 6/15/19 144A	400,000	430
First Data Corp., 8.25%, 1/15/21 144A	170,000	184
First Data Corp., 11.25%, 1/15/21	375,000	428
First Data Corp., 11.75%, 8/15/21	610,000	640
Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	520,000	530
Freescale Semiconductor, Inc., 6.00%, 1/15/22 144A	160,000	170
iGATE Corp., 4.75%, 4/15/19 144A	100,000	100
Iron Mountain, Inc., 7.75%, 10/1/19	255,000	281
Iron Mountain, Inc., 8.375%, 8/15/21	28,000	30
JDS Uniphase Corp., 0.625%, 8/15/33 144A	275,000	287
Micron Technology, Inc., 5.875%, 2/15/22 144A	645,000	676
NCR Corp., 4.625%, 2/15/21	580,000	583
NCR Corp., 5.00%, 7/15/22	85,000	85
NCR Corp., 5.875%, 12/15/21 144A	455,000	479
NCR Corp., 6.375%, 12/15/23 144A	125,000	133
SunGard Data Systems, Inc., 7.625%, 11/15/20	240,000	263
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	290,000	312

Total		9,193

Telecommunications (0.7%)
CenturyLink, Inc., 5.15%, 6/15/17	465,000	499
CenturyLink, Inc., 5.625%, 4/1/20	450,000	473
CenturyLink, Inc., 6.45%, 6/15/21	1,045,000	1,123
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	195,000	226
Columbus International, Inc., 7.375%, 3/30/21 144A	125,000	129
Digicel Group, Ltd., 7.125%, 4/1/22 144A	125,000	126
Digicel Group, Ltd., 8.25%, 9/30/20 144A	290,000	310
Digicel, Ltd., 6.00%, 4/15/21 144A	300,000	307
Frontier Communications Corp., 8.125%, 10/1/18	105,000	123
Frontier Communications Corp., 8.50%, 4/15/20	385,000	448
Frontier Communications Corp., 8.75%, 4/15/22	160,000	183
Frontier Communications Corp., 9.25%, 7/1/21	230,000	273
GCI, Inc., 8.625%, 11/15/19	555,000	594
MetroPCS Wireless, Inc., 6.625%, 11/15/20	245,000	262
SBA Communications Corp., 5.625%, 10/1/19	250,000	262
SBA Telecommunications, Inc., 5.75%, 7/15/20	200,000	209
SBA Telecommunications, Inc., 8.25%, 8/15/19	150,000	159
SoftBank Corp., 4.50%, 4/15/20 144A	320,000	318
Sprint Capital Corp., 6.90%, 5/1/19	330,000	362
Sprint Communications, Inc., 6.00%, 11/15/22	970,000	988
Sprint Communications, Inc., 7.00%, 8/15/20	700,000	763
Sprint Communications, Inc., 9.00%, 11/15/18 144A	540,000	660
Sprint Communications, Inc., 9.125%, 3/1/17	225,000	266
Sprint Communications, Inc., 11.50%, 11/15/21	295,000	392
Sprint Corp., 7.125%, 6/15/24 144A	155,000	163
Sprint Corp., 7.25%, 9/15/21 144A	630,000	687

Balanced Portfolio

	Below Investment Grade Segment (6.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Sprint Corp., 7.875%, 9/15/23 144A	475,000	522
	Telecom Italia Capital SA, 7.175%, 6/18/19	250,000	287
	T-Mobile USA, Inc., 6.125%, 1/15/22	285,000	298
	T-Mobile USA, Inc., 6.25%, 4/1/21	650,000	687
	T-Mobile USA, Inc., 6.542%, 4/28/20	605,000	651
	T-Mobile USA, Inc., 6.625%, 4/1/23	130,000	138
	T-Mobile USA, Inc., 6.633%, 4/28/21	455,000	489
	T-Mobile USA, Inc., 6.731%, 4/28/22	215,000	230
	T-Mobile USA, Inc., 6.836%, 4/28/23	105,000	113
	tw telecom holdings, inc., 5.375%, 10/1/22	190,000	194
	Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	390,000	424
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	698,502	732
	Windstream Corp., 6.375%, 8/1/23	265,000	258
	Windstream Corp., 7.75%, 10/15/20	540,000	579
	Windstream Corp., 7.75%, 10/1/21	285,000	306
	Windstream Corp., 7.875%, 11/1/17	225,000	258

	Total		16,471

	Transportation (0.0%)
	The Hertz Corp., 4.25%, 4/1/18	60,000	62
	The Hertz Corp., 5.875%, 10/15/20	105,000	112
	Stena AB, 7.00%, 2/1/24 144A	280,000	285
	United Continental Holdings, Inc., 6.00%, 12/1/20	475,000	494

	Total		953

	Total Below Investment Grade Segment
	(Cost: $150,661)		158,299

	Investment Companies (46.9%)

	Domestic Equity (35.9%)
	iShares Russell 2000 ETF	25,730	2,993
	iShares Russell Mid-Cap ETF	41,662	6,448
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	53,683,532	71,077
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	39,786,955	69,587
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	26,996,424	71,352
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	50,207,972	149,871
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	66,029,557	70,256
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	40,143,031	68,885
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	63,879,740	69,884
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	24,338,759	95,773
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	56,780,730	98,685
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	12,736,981	33,817

	Investment Companies (46.9%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity continued
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	13,006,517	32,295
	SPDR S&P MidCap 400 ETF Trust	33,273	8,337

	Total		849,260

	Foreign Equity (11.0%)
	iShares MSCI EAFE ETF	98,700	6,630
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	10,192,058	9,948
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	33,551,463	72,102
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	161,202,742	158,462
	Vanguard FTSE Developed Markets ETF	312,415	12,893

	Total		260,035

	Total Investment Companies
	(Cost: $953,594)		1,109,295

	Short-Term Investments (8.6%)

	Commercial Paper (8.6%)
(b)	Atlantic Asset Securitization LLC, 0.06%, 4/1/14 144A	4,900,000	4,900
	Caterpillar Financial Services Corp., 0.10%, 6/25/14 144A	10,000,000	9,997
	Cox Enterprises, Inc., 0.20%, 4/1/14 144A	6,800,000	6,800
	Cox Enterprises, Inc., 0.23%, 4/9/14 144A	10,000,000	9,999
	Credit Suisse of New York, 0.19%, 7/25/14 144A	10,000,000	9,999
(b)	Duke Energy Corp., 0.19%, 4/2/14 144A	10,000,000	10,000
(b)	Duke Energy Corp., 0.19%, 4/4/14 144A	10,000,000	10,000
	Federal Home Loan Bank, 0.05%, 5/9/14	5,000,000	5,000
	Federal Home Loan Bank, 0.07%, 5/23/14	5,000,000	4,999
	General Electric Capital Corp., 0.938%, 4/24/14	10,000,000	10,003
(b)	General Mills, Inc., 0.10%, 4/3/14 144A	10,000,000	10,000
(b)	General Mills, Inc., 0.12%, 4/2/14 144A	10,000,000	10,000
(b)	John Deere Bank SA, 0.08%, 4/4/14 144A	10,000,000	10,000
	Liberty Street Funding LLC, 0.13%, 4/11/14 144A	10,000,000	10,000
	Liberty Street Funding LLC, 0.16%, 5/23/14 144A	10,000,000	9,998
(b)	Lowe’s Cos., Inc., 0.17%, 4/1/14 144A	10,000,000	10,000
(b)	Lowe’s Cos., Inc., 0.18%, 4/2/14 144A	10,000,000	10,000
(b)	Sheffield Receivables Corp., 0.10%, 4/10/14 144A	16,000,000	16,000
(b)	Staples, Inc., 0.21%, 4/1/14 144A	10,000,000	10,000
	Toyota Motor Credit Corp., 0.10%, 5/6/14 144A	10,000,000	9,999
	Xcel Energy, Inc., 0.17%, 4/2/14 144A	5,000,000	5,000

Balanced Portfolio

Short-Term Investments (8.6%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continued
Xcel Energy, Inc., 0.17%, 4/3/14 144A	5,000,000	5,000
Xcel Energy, Inc., 0.17%, 4/4/14 144A	5,000,000	5,000

Total		202,694

Total Short-Term Investments
(Cost: $202,692)		202,694

Total Investments (102.8%)
(Cost: $2,244,534)(a)		2,429,512

Other Assets, Less
Liabilities (-2.8%)		(65,969)

Net Assets (100.0%)		2,363,543

Balanced Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $276,306 representing 11.6% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $2,244,534 and the net unrealized appreciation of investments based on that cost was $184,978 which is comprised of $191,540 aggregate gross unrealized appreciation and $6,562 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2014, $30,257)	327	6/14	$228
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2014, $28,913)	218	6/14	(130)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2014, $31,115)	250	6/14	240
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2014, $12,113)	85	6/14	(167)

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(q)	Affiliated Company

Balanced Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$-	$-	$100
Preferred Stocks
Financials	1,188	353	-
All Others	524	-	-
Government & Agency Bonds	-	300,322	-
Municipal Bonds	-	21,801	-
Corporate Bonds	-	434,078	-
Structured Products	-	353,265	5,892
Investment Companies	1,109,295	-	-
Short-Term Investments	-	202,694	-
Other Financial Instruments^
Futures	468	-	-
Total Assets	$1,111,475	$1,312,513	$5,992
Liabilities:
Other Financial Instruments^
Futures	(297)	-	-
Total Liabilities	$(297)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the quarter ended March 31, 2014, there were transfers from Level 3 to Level 2 in the amount of $3,635 thousand. The transfers were the result of an increase in the quantity of observable inputs for a security that is priced by a third party vendor.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2014 (unaudited)

	Domestic Common Stocks and Warrants (0.0%)	Shares/ $ Par	Value $ (000’s)

	Materials (0.0%)
*	NewPage Group, Inc.	220	20

	Total		20

	Metals & Mining (0.0%)
*	Patriot Coal Corp. Warrants	453	6

	Total		6

	Total Domestic Common Stocks and Warrants
	(Cost: $22)		26

	Preferred Stocks (0.1%)

	Energy (0.0%)
	SandRidge Energy, Inc., 8.50%, 12/31/49	400	42

	Total		42

	Financials (0.1%)
	Ally Financial, Inc, 8.50%, 12/31/49	4,589	126
	Ally Financial, Inc., 7.00%, 12/31/49 144A	91	90
	GMAC Capital Trust I, 8.125%, 2/15/40	1,703	46

	Total		262

	Metals & Mining (0.0%)
	Thompson Creek Metals Co., 6.50%, 5/15/15	1,455	19

	Total		19

	Real Estate Investment Trusts (0.0%)
	Crown Castle International Corp., 4.50%, 11/1/16	100	10

	Total		10

	Total Preferred Stocks
	(Cost: $296)		333

	Investment Grade Segment (6.4%)

	Aerospace & Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	15,000	17
	Boeing Capital Corp., 2.125%, 8/15/16	35,000	36
	General Dynamics Corp., 2.25%, 11/15/22	40,000	37
	L-3 Communications Corp., 4.75%, 7/15/20	15,000	16
	L-3 Communications Corp., 4.95%, 2/15/21	55,000	59
	L-3 Communications Corp., 5.20%, 10/15/19	45,000	49

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense continued
Lockheed Martin Corp., 3.35%, 9/15/21	10,000	10

Total		224

Autos & Vehicle Parts (0.1%)
American Honda Finance Corp., 2.125%, 10/10/18	40,000	40
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	15,000	15
Daimler Finance North America LLC, 2.875%, 3/10/21 144A	30,000	30
Ford Motor Co., 7.45%, 7/16/31	40,000	51
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	20,000	20
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	45,000	51
Toyota Motor Credit Corp., 1.75%, 5/22/17	70,000	71
Toyota Motor Credit Corp., 3.30%, 1/12/22	75,000	76
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	45,000	47

Total		401

Banking (1.0%)
American Express Co., 6.15%, 8/28/17	35,000	40
American Express Credit Corp., 1.30%, 7/29/16	20,000	20
Bank of America Corp., 2.60%, 1/15/19	40,000	40
Bank of America Corp., 3.30%, 1/11/23	65,000	63
Bank of America Corp., 4.00%, 4/1/24	25,000	25
Bank of America Corp., 4.125%, 1/22/24	60,000	61
Bank of America Corp., 5.00%, 1/21/44	60,000	61
Bank of America Corp., 5.75%, 12/1/17	20,000	23
Bank of Montreal, 2.55%, 11/6/22	35,000	33
The Bank of New York Mellon Corp., 3.55%, 9/23/21	65,000	67
Bank of Nova Scotia, 1.375%, 12/18/17	40,000	40
BNP Paribas SA, 2.40%, 12/12/18	90,000	90
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	20,000	20
Citigroup, Inc., 3.50%, 5/15/23	90,000	85
Citigroup, Inc., 3.953%, 6/15/16	200,000	212
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	15,000	16
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.50%, 1/11/21	15,000	16
Credit Suisse of New York, 5.50%, 5/1/14	125,000	125
Fifth Third Bank, 4.75%, 2/1/15	45,000	46
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	90,000	92
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	65,000	74
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	57
HSBC Holdings PLC, 5.10%, 4/5/21	35,000	39
JPMorgan Chase & Co., 3.15%, 7/5/16	225,000	235
JPMorgan Chase & Co., 3.20%, 1/25/23	80,000	78
JPMorgan Chase & Co., 5.625%, 8/16/43	60,000	64
JPMorgan Chase & Co., 6.00%, 1/15/18	30,000	34
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	120,000	138
Morgan Stanley, 3.75%, 2/25/23	60,000	60
Morgan Stanley, 3.80%, 4/29/16	50,000	53
Morgan Stanley, 4.10%, 5/22/23	20,000	20
Morgan Stanley, 4.75%, 3/22/17	70,000	76

Asset Allocation Portfolio

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Morgan Stanley, 5.00%, 11/24/25	25,000	26
PNC Bank NA, 3.80%, 7/25/23	45,000	45
Royal Bank of Canada, 1.45%, 9/9/16	50,000	51
Royal Bank of Canada, 2.20%, 7/27/18	45,000	45
The Royal Bank of Scotland PLC, 5.625%, 8/24/20	90,000	102
State Street Corp., 2.875%, 3/7/16	25,000	26
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	28
The Toronto-Dominion Bank, 2.625%, 9/10/18	45,000	46
U.S. Bancorp, 3.442%, 2/1/16	45,000	47
Wachovia Corp., 5.75%, 2/1/18	5,000	6
Wells Fargo & Co., 1.50%, 1/16/18	70,000	69
Wells Fargo & Co., 3.45%, 2/13/23	25,000	24
Wells Fargo & Co., 4.60%, 4/1/21	45,000	50

Total		2,668

Basic Materials (0.0%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	65,000	73
Georgia-Pacific LLC, 7.75%, 11/15/29	5,000	6
Northwestern University, 4.643%, 12/1/44	20,000	21

Total		100

Builders & Building Materials (0.0%)
M.D.C. Holdings, Inc., 5.50%, 1/15/24	80,000	82

Total		82

Capital Goods (0.1%)
Caterpillar Financial Services Corp., 2.45%, 9/6/18	40,000	41
John Deere Capital Corp., 0.70%, 9/4/15	40,000	40
John Deere Capital Corp., 1.20%, 10/10/17	25,000	25
John Deere Capital Corp., 2.25%, 4/17/19	30,000	30
John Deere Capital Corp., 2.80%, 1/27/23	40,000	38

Total		174

Chemicals (0.1%)
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6
LYB International Finance BV, 4.875%, 3/15/44	35,000	35
LyondellBasell Industries NV, 5.00%, 4/15/19	15,000	17
LyondellBasell Industries NV, 6.00%, 11/15/21	15,000	18
The Mosaic Co., 4.25%, 11/15/23	15,000	15
The Mosaic Co., 5.45%, 11/15/33	30,000	32
Praxair, Inc., 3.55%, 11/7/42	40,000	35

Total		158

Conglomerate & Diversified Manufacturing (0.1%)
Eaton Corp., 2.75%, 11/2/22	115,000	109
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19 144A	10,000	10
Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23 144A	10,000	10
Roper Industries, Inc., 3.125%, 11/15/22	40,000	38
United Technologies Corp., 3.10%, 6/1/22	25,000	25
United Technologies Corp., 4.50%, 6/1/42	30,000	30

Total		222

Consumer Products & Retailing (0.5%)
AutoNation, Inc., 5.50%, 2/1/20	25,000	27
Colgate-Palmolive Co., 2.10%, 5/1/23	50,000	46
Costco Wholesale Corp., 1.70%, 12/15/19	90,000	87
CVS Caremark Corp., 5.30%, 12/5/43	10,000	11
CVS Caremark Corp., 6.25%, 6/1/27	40,000	49
CVS Pass-Through Trust, 6.036%, 12/10/28	36,008	40
Delhaize Group SA, 4.125%, 4/10/19	50,000	52
The Gap, Inc., 5.95%, 4/12/21	100,000	113
The Home Depot, Inc., 2.25%, 9/10/18	70,000	71
The Home Depot, Inc., 3.75%, 2/15/24	30,000	31
The Home Depot, Inc., 5.40%, 3/1/16	50,000	54

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
The Kroger Co., 4.00%, 2/1/24	25,000	25
The Kroger Co., 7.50%, 4/1/31	40,000	51
Lowe’s Cos., Inc., 3.80%, 11/15/21	10,000	11
Lowe’s Cos., Inc., 3.875%, 9/15/23	50,000	51
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	85,000	88
Nordstrom, Inc., 5.00%, 1/15/44 144A	59,000	62
Nordstrom, Inc., 6.25%, 1/15/18	15,000	17
The Procter & Gamble Co., 2.30%, 2/6/22	50,000	48
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	47
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	30,000	30
The TJX Cos., Inc., 2.50%, 5/15/23	20,000	19
Unilever Capital Corp., 2.20%, 3/6/19	60,000	60
Wal-Mart Stores, Inc., 1.95%, 12/15/18	25,000	25
Wal-Mart Stores, Inc., 2.80%, 4/15/16	20,000	21
Wal-Mart Stores, Inc., 3.25%, 10/25/20	35,000	36
Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	16
Wal-Mart Stores, Inc., 4.875%, 7/8/40	30,000	32

Total		1,220

Electric Utilities (0.7%)
Alabama Power Co., 3.95%, 6/1/21	50,000	52
Ameren Corp., 8.875%, 5/15/14	15,000	15
Appalachian Power Co., 4.60%, 3/30/21	20,000	22
Arizona Public Service Co., 5.05%, 9/1/41	10,000	11
Arizona Public Service Co., 8.75%, 3/1/19	10,000	13
Bruce Mansfield Unit, 6.85%, 6/1/34	26,126	28
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	23
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	27
Commonwealth Edison Co., 4.70%, 1/15/44	20,000	21
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	11
Constellation Energy Group, Inc., 5.15%, 12/1/20	10,000	11
Consumers Energy Co., 3.375%, 8/15/23	15,000	15
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	45,000	46
The Detroit Edison Co., 3.45%, 10/1/20	25,000	26
Dominion Resources, Inc., 1.40%, 9/15/17	45,000	44
DTE Energy Co., 6.375%, 4/15/33	5,000	6
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Duke Energy Indiana, Inc., 3.75%, 7/15/20	45,000	47
Duke Energy Ohio, Inc., 3.80%, 9/1/23	10,000	10
Duke Energy Progress, Inc., 2.80%, 5/15/22	35,000	34
Duke Energy Progress, Inc., 4.10%, 3/15/43	65,000	62
Entergy Corp., 5.125%, 9/15/20	20,000	21
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	57
Exelon Generation Co. LLC, 4.25%, 6/15/22	45,000	46
Jersey Central Power & Light Co., 4.70%, 4/1/24 144A	30,000	31
MidAmerican Energy Co., 2.40%, 3/15/19	45,000	45
Mississippi Power Co., 4.75%, 10/15/41	35,000	34
Monongahela Power Co., 5.40%, 12/15/43 144A	25,000	27
Nevada Power Co., 5.95%, 3/15/16	10,000	11
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	95,000	100
Northeast Utilities, 2.80%, 5/1/23	30,000	28
Northeast Utilities, 4.50%, 11/15/19	10,000	11
Northern States Power Co./MN, 2.60%, 5/15/23	45,000	43
NV Energy, Inc., 6.25%, 11/15/20	25,000	29
Ohio Edison Co., 6.875%, 7/15/36	5,000	6
Ohio Power Co., 5.375%, 10/1/21	25,000	29
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	77
Pacific Gas & Electric Co., 3.85%, 11/15/23	15,000	15
Pacific Gas & Electric Co., 5.125%, 11/15/43	25,000	27
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	11
PacifiCorp., 3.85%, 6/15/21	50,000	53

Asset Allocation Portfolio

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Peco Energy Co., 1.20%, 10/15/16	25,000	25
Peco Energy Co., 2.375%, 9/15/22	30,000	28
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	7
PPL Capital Funding, Inc., 4.20%, 6/15/22	25,000	26
PPL Capital Funding, Inc., 4.70%, 6/1/43	35,000	34
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	11
Public Service Co. of Colorado, 2.50%, 3/15/23	20,000	19
Public Service Co. of Colorado, 3.20%, 11/15/20	30,000	31
Public Service Co. of New Mexico, 5.35%, 10/1/21	25,000	27
Public Service Electric & Gas Co., 2.30%, 9/15/18	45,000	46
Public Service Electric & Gas Co., 3.65%, 9/1/42	20,000	18
Puget Energy, Inc., 5.625%, 7/15/22	20,000	23
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	38
San Diego Gas & Electric Co., 3.60%, 9/1/23	35,000	36
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	13
Southern California Edison Co., 3.50%, 10/1/23	45,000	45
Southern Electric Generating Co., 2.20%, 12/1/18 144A	40,000	39
Tampa Electric Co., 5.40%, 5/15/21	5,000	6
Union Electric Co., 3.90%, 9/15/42	25,000	23
Union Electric Co., 6.40%, 6/15/17	10,000	12
Union Electric Co., 6.70%, 2/1/19	10,000	12
Virginia Electric & Power Co., 3.45%, 9/1/22	40,000	41

Total		1,797

Energy (0.3%)
Anadarko Petroleum Corp., 6.20%, 3/15/40	45,000	52
Anadarko Petroleum Corp., 6.375%, 9/15/17	80,000	92
Apache Corp., 4.75%, 4/15/43	25,000	25
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	28
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	6
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	54
ConocoPhillips, 6.00%, 1/15/20	85,000	101
Devon Energy Corp., 1.875%, 5/15/17	25,000	25
Devon Energy Corp., 3.25%, 5/15/22	35,000	34
Encana Corp., 3.90%, 11/15/21	30,000	31
EOG Resources, Inc., 4.40%, 6/1/20	15,000	16
Marathon Oil Corp., 6.60%, 10/1/37	10,000	12
National Oilwell Varco, Inc., 1.35%, 12/1/17	10,000	10
National Oilwell Varco, Inc., 2.60%, 12/1/22	30,000	28
Noble Energy, Inc., 4.15%, 12/15/21	10,000	11
Noble Energy, Inc., 5.25%, 11/15/43	45,000	47
Noble Energy, Inc., 6.00%, 3/1/41	15,000	17
Occidental Petroleum Corp., 4.125%, 6/1/16	20,000	21
Petrohawk Energy Corp., 6.25%, 6/1/19	45,000	49
Rowan Cos., 5.85%, 1/15/44	35,000	36
Sempra Energy, 2.30%, 4/1/17	25,000	26
Sempra Energy, 2.875%, 10/1/22	20,000	19
Sempra Energy, 6.15%, 6/15/18	15,000	17
Talisman Energy, Inc., 3.75%, 2/1/21	45,000	45
Transocean, Inc., 6.375%, 12/15/21	35,000	39
Weatherford International, Ltd., 5.95%, 4/15/42	25,000	27

Total		868

Entertainment (0.1%)
Historic TW, Inc., 6.625%, 5/15/29	40,000	48
Historic TW, Inc., 6.875%, 6/15/18	10,000	12
Time Warner, Inc., 5.35%, 12/15/43	40,000	42
Viacom, Inc., 3.875%, 4/1/24	15,000	15
Viacom, Inc., 4.25%, 9/1/23	25,000	26

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Entertainment continued
Viacom, Inc., 5.25%, 4/1/44	35,000	36
Viacom, Inc., 5.85%, 9/1/43	20,000	22

Total		201

Finance (0.1%)
General Electric Capital Corp., 3.10%, 1/9/23	95,000	93
General Electric Capital Corp., 5.625%, 5/1/18	125,000	143

Total		236

Food & Beverage (0.4%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	15,000	17
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	65,000	61
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	70,000	106
Archer-Daniels-Midland Co., 4.479%, 3/1/21	10,000	11
The Coca-Cola Co., 2.50%, 4/1/23	50,000	47
The Coca-Cola Co., 3.15%, 11/15/20	90,000	92
Coca-Cola Femsa, SAB de CV, 2.375%, 11/26/18	40,000	40
Coca-Cola Femsa, SAB de CV, 3.875%, 11/26/23	20,000	20
Coca-Cola Femsa, SAB de CV, 5.25%, 11/26/43	25,000	27
ConAgra Foods, Inc., 1.90%, 1/25/18	10,000	10
ConAgra Foods, Inc., 4.65%, 1/25/43	10,000	10
Diageo Capital PLC, 1.125%, 4/29/18	30,000	29
Diageo Capital PLC, 2.625%, 4/29/23	20,000	19
Diageo Capital PLC, 3.875%, 4/29/43	15,000	14
General Mills, Inc., 3.15%, 12/15/21	40,000	40
Heineken NV, 1.40%, 10/1/17 144A	20,000	20
Heineken NV, 2.75%, 4/1/23 144A	30,000	28
Kellogg Co., 3.25%, 5/21/18	15,000	16
Kraft Foods Group, Inc., 2.25%, 6/5/17	10,000	10
Kraft Foods Group, Inc., 5.375%, 2/10/20	62,000	71
Kraft Foods Group, Inc., 6.125%, 8/23/18	40,000	46
Mead Johnson Nutrition Co., 4.90%, 11/1/19	35,000	38
Mondelez International, Inc., 4.00%, 2/1/24	65,000	66
Mondelez International, Inc., 6.50%, 2/9/40	46,000	58
PepsiCo, Inc., 7.90%, 11/1/18	35,000	44
Pernod-Ricard SA, 5.75%, 4/7/21 144A	30,000	34
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	45,000	46
WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	5,000	5
WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	5,000	5
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	5,000	5
WM Wrigley Jr. Co., 2.90%, 10/21/19 144A	15,000	15
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	10,000	10

Total		1,060

Foreign Agencies (0.1%)
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	17
Petroleos Mexicanos, 6.375%, 1/23/45 144A	15,000	16
Statoil ASA, 2.45%, 1/17/23	65,000	61
Statoil ASA, 2.90%, 11/8/20	70,000	70

Total		164

Healthcare (0.1%)
Express Scripts Holding Co., 2.65%, 2/15/17	20,000	21
Express Scripts Holding Co., 3.125%, 5/15/16	25,000	26
Express Scripts Holding Co., 3.50%, 11/15/16	40,000	42
Express Scripts Holding Co., 3.90%, 2/15/22	10,000	10
McKesson Corp., 2.284%, 3/15/19	15,000	15
McKesson Corp., 2.85%, 3/15/23	15,000	14
McKesson Corp., 4.883%, 3/15/44	10,000	10
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	30
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	15,000	15

Asset Allocation Portfolio

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	10,000	10
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	10,000	10
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	5,000	5

Total		208

Insurance (0.2%)
Aetna, Inc., 1.50%, 11/15/17	5,000	5
Aetna, Inc., 2.75%, 11/15/22	15,000	14
American International Group, Inc., 3.375%, 8/15/20	85,000	87
American International Group, Inc., 4.875%, 6/1/22	60,000	66
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	45,000	45
The Hartford Financial Services Group, Inc., 4.30%, 4/15/43	20,000	19
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	15,000	15
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	5,000	5
MetLife, Inc., 4.368%, 9/15/23	30,000	32
MetLife, Inc., 4.875%, 11/13/43	10,000	10
New York Life Global Funding, 2.45%, 7/14/16 144A	80,000	83
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	21
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	6
Prudential Financial, Inc., 6.20%, 11/15/40	65,000	79
UnitedHealth Group, Inc., 1.40%, 10/15/17	5,000	5
UnitedHealth Group, Inc., 2.75%, 2/15/23	5,000	5
UnitedHealth Group, Inc., 2.875%, 3/15/22	5,000	5
UnitedHealth Group, Inc., 3.95%, 10/15/42	5,000	4
UnitedHealth Group, Inc., 4.70%, 2/15/21	25,000	28
WellPoint, Inc., 3.125%, 5/15/22	10,000	9
WellPoint, Inc., 3.30%, 1/15/23	30,000	29
WellPoint, Inc., 3.70%, 8/15/21	5,000	5

Total		577

Media (0.3%)
21st Century Fox America, Inc., 3.00%, 9/15/22	15,000	14
21st Century Fox America, Inc., 4.00%, 10/1/23	30,000	31
21st Century Fox America, Inc., 5.40%, 10/1/43	50,000	54
21st Century Fox America, Inc., 6.90%, 8/15/39	10,000	13
Comcast Corp., 2.85%, 1/15/23	85,000	82
Comcast Corp., 4.50%, 1/15/43	35,000	34
Comcast Corp., 4.65%, 7/15/42	35,000	35
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	95,000	94
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	60,000	60
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	5,000	5
Discovery Communications LLC, 3.25%, 4/1/23	5,000	5
Discovery Communications LLC, 4.875%, 4/1/43	5,000	5
Discovery Communications LLC, 5.05%, 6/1/20	25,000	28
NBCUniversal Media LLC, 4.45%, 1/15/43	35,000	34
NBCUniversal Media LLC, 6.40%, 4/30/40	15,000	19
SES Global Americas Holdings GP, 2.50%, 3/25/19 144A	20,000	20
SES Global Americas Holdings GP, 5.30%, 3/25/44 144A	40,000	40
Time Warner Cable, Inc., 4.00%, 9/1/21	40,000	41
Time Warner Cable, Inc., 4.50%, 9/15/42	70,000	64

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Media continued
Time Warner Cable, Inc., 5.875%, 11/15/40	15,000	16

Total		694

Metals & Mining (0.1%)
Barrick North America Finance LLC, 4.40%, 5/30/21	10,000	10
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	29
BHP Billiton Finance USA, Ltd., 3.85%, 9/30/23	75,000	77
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	60,000	59
Goldcorp, Inc., 3.70%, 3/15/23	10,000	9
Newmont Mining Corp., 3.50%, 3/15/22	10,000	9
Newmont Mining Corp., 6.25%, 10/1/39	5,000	5
Plains Exploration & Production Co., 6.125%, 6/15/19	40,000	44
Plains Exploration & Production Co., 6.50%, 11/15/20	15,000	17
Plains Exploration & Production Co., 6.75%, 2/1/22	30,000	33
Plains Exploration & Production Co., 6.875%, 2/15/23	20,000	22
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	50,000	53
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	20
Teck Resources, Ltd., 3.00%, 3/1/19	15,000	15

Total		402

Oil & Gas (0.3%)
BP Capital Markets PLC, 1.846%, 5/5/17	45,000	46
BP Capital Markets PLC, 2.50%, 11/6/22	75,000	70
BP Capital Markets PLC, 4.50%, 10/1/20	10,000	11
BP Capital Markets PLC, 4.75%, 3/10/19	80,000	89
Cenovus Energy, Inc., 4.45%, 9/15/42	45,000	43
Chevron Corp., 1.718%, 6/24/18	25,000	25
Chevron Corp., 2.427%, 6/24/20	10,000	10
Chevron Corp., 3.191%, 6/24/23	35,000	35
Husky Energy, Inc., 3.95%, 4/15/22	55,000	56
Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
Shell International Finance BV, 1.90%, 8/10/18	35,000	35
Shell International Finance BV, 4.30%, 9/22/19	120,000	132
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	19
Total Capital International SA, 1.50%, 2/17/17	15,000	15
Total Capital SA, 2.125%, 8/10/18	35,000	35
Total Capital SA, 4.45%, 6/24/20	100,000	110

Total		737

Pharmaceuticals (0.3%)
AbbVie, Inc., 1.75%, 11/6/17	135,000	135
AbbVie, Inc., 2.90%, 11/6/22	100,000	96
Actavis, Inc., 1.875%, 10/1/17	5,000	5
Actavis, Inc., 3.25%, 10/1/22	10,000	10
Amgen, Inc., 3.875%, 11/15/21	65,000	68
Gilead Sciences, Inc., 2.05%, 4/1/19	15,000	15
Gilead Sciences, Inc., 3.70%, 4/1/24	30,000	30
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	26
Merck & Co., Inc., 2.80%, 5/18/23	20,000	19
Merck & Co., Inc., 3.875%, 1/15/21	15,000	16
Mylan, Inc., 3.125%, 1/15/23 144A	35,000	33
Mylan, Inc., 5.40%, 11/29/43	35,000	36
The Novartis Capital Corp., 2.40%, 9/21/22	60,000	57
The Novartis Capital Corp., 4.40%, 5/6/44	40,000	40
Perrigo Co., PLC, 2.30%, 11/8/18 144A	10,000	10
Perrigo Co., PLC, 4.00%, 11/15/23 144A	15,000	15
Perrigo Co., PLC, 5.30%, 11/15/43 144A	15,000	16
Pfizer, Inc., 5.35%, 3/15/15	15,000	16
Roche Holdings, Inc., 6.00%, 3/1/19 144A	17,000	20
Sanofi-Aventis SA, 2.625%, 3/29/16	60,000	62

Asset Allocation Portfolio

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	40,000	37
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	50,000	48
Wyeth LLC, 5.50%, 2/15/16	5,000	5

Total		815

Pipelines (0.3%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	12
Enbridge, Inc., 4.00%, 10/1/23	50,000	50
Energy Transfer Partners LP, 4.15%, 10/1/20	30,000	31
Energy Transfer Partners LP, 4.65%, 6/1/21	25,000	26
Energy Transfer Partners LP, 6.05%, 6/1/41	40,000	43
Energy Transfer Partners LP, 6.70%, 7/1/18	35,000	41
EnLink Midstream Partners LP, 4.40%, 4/1/24	25,000	26
EnLink Midstream Partners LP, 5.60%, 4/1/44	25,000	26
Enterprise Products Operating LLC, 4.85%, 3/15/44	45,000	45
Enterprise Products Operating LLC, 5.10%, 2/15/45	35,000	36
Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	35,000	35
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	55,000	62
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	17
Magellan Midstream Partners LP, 5.15%, 10/15/43	25,000	26
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	35
NiSource Finance Corp., 5.80%, 2/1/42	55,000	59
NiSource Finance Corp., 6.125%, 3/1/22	20,000	23
Oneok Partners LP, 5.00%, 9/15/23	25,000	27
Oneok Partners LP, 6.20%, 9/15/43	25,000	29
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	18
Spectra Energy Partners LP, 4.75%, 3/15/24	55,000	58
Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24	10,000	10
Sunoco Logistics Partners Operations LP, 5.30%, 4/1/44	45,000	45
Western Gas Partners LP, 5.45%, 4/1/44	45,000	46
Williams Partners LP, 3.35%, 8/15/22	30,000	29
Williams Partners LP, 4.00%, 11/15/21	10,000	10
Williams Partners LP, 4.125%, 11/15/20	5,000	5
Williams Partners LP, 5.40%, 3/4/44	40,000	41
Williams Partners LP, 5.80%, 11/15/43	5,000	5

Total		916

Real Estate Investment Trusts (0.4%)
ARC Properties Operating Partnership LP/Clark Acquisition LLC., 3.00%, 2/6/19 144A	35,000	35
ARC Properties Operating Partnership LP/Clark Acquisition LLC., 4.60%, 2/6/24 144A	35,000	35
AvalonBay Communities, Inc., 2.85%, 3/15/23	10,000	9
Boston Properties LP, 3.125%, 9/1/23	10,000	9
Boston Properties LP, 3.80%, 2/1/24	40,000	40
BRE Properties, Inc., 3.375%, 1/15/23	30,000	28
BRE Properties, Inc., 5.20%, 3/15/21	35,000	38
BRE Properties, Inc., 5.50%, 3/15/17	15,000	17
CBL & Associates LP, 5.25%, 12/1/23	60,000	62
Corporate Office Properties LP, 3.60%, 5/15/23	45,000	42
Corporate Office Properties LP, 5.25%, 2/15/24	45,000	47
DDR Corp., 4.625%, 7/15/22	10,000	10
DDR Corp., 4.75%, 4/15/18	40,000	43
Duke Realty LP, 3.875%, 2/15/21	65,000	65
Essex Portfolio LP, 3.625%, 8/15/22	65,000	64

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
HCP, Inc., 4.20%, 3/1/24	5,000	5
HCP, Inc., 4.25%, 11/15/23	30,000	31
Health Care REIT, Inc., 3.625%, 3/15/16	15,000	16
Lexington Realty Trust, 4.25%, 6/15/23	90,000	87
Mid-America Apartments LP, 6.05%, 9/1/16 144A	20,000	22
Piedmont Operating Partnership LP, 3.40%, 6/1/23	75,000	69
Piedmont Operating Partnership LP, 4.45%, 3/15/24	40,000	40
Realty Income Corp., 4.65%, 8/1/23	40,000	42
Simon Property Group LP, 3.375%, 3/15/22	50,000	51
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	10,000	10
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	5,000	5
WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	30
WP Carey, Inc., 4.60%, 4/1/24	65,000	65

Total		1,017

Services (0.0%)
Republic Services, Inc., 5.25%, 11/15/21	25,000	28
Waste Management, Inc., 2.90%, 9/15/22	30,000	29
Waste Management, Inc., 4.60%, 3/1/21	30,000	32

Total		89

Technology (0.2%)
Apple, Inc., 1.00%, 5/3/18	30,000	29
Cisco Systems, Inc., 2.125%, 3/1/19	60,000	60
Fidelity National Information Services, Inc., 3.50%, 4/15/23	35,000	33
Fidelity National Information Services, Inc., 5.00%, 3/15/22	65,000	68
Hewlett-Packard Co., 2.75%, 1/14/19	50,000	50
Hewlett-Packard Co., 4.65%, 12/9/21	20,000	21
International Business Machines Corp., 1.95%, 7/22/16	25,000	26
Microsoft Corp., 0.875%, 11/15/17	15,000	15
Microsoft Corp., 3.75%, 5/1/43	30,000	27
Oracle Corp., 2.375%, 1/15/19	50,000	51
Oracle Corp., 2.50%, 10/15/22	35,000	33

Total		413

Telecommunications (0.4%)
America Movil SAB de CV, 5.00%, 3/30/20	35,000	38
American Tower Corp., 5.00%, 2/15/24	60,000	63
American Tower Corp., 7.00%, 10/15/17	15,000	17
AT&T Corp., 8.00%, 11/15/31	70,000	97
AT&T, Inc., 2.625%, 12/1/22	75,000	70
AT&T, Inc., 2.95%, 5/15/16	50,000	52
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	35,000	34
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	45,000	60
Qwest Corp., 6.50%, 6/1/17	40,000	45
Rogers Communications, Inc., 4.10%, 10/1/23	15,000	15
Rogers Communications, Inc., 5.00%, 3/15/44	40,000	40
Rogers Communications, Inc., 5.45%, 10/1/43	30,000	32
Telefonica Emisiones SAU, 3.729%, 4/27/15	35,000	36
Verizon Communications, Inc., 2.45%, 11/1/22	40,000	37
Verizon Communications, Inc., 4.50%, 9/15/20	60,000	65
Verizon Communications, Inc., 5.15%, 9/15/23	50,000	55
Verizon Communications, Inc., 6.25%, 4/1/37	30,000	35
Verizon Communications, Inc., 6.35%, 4/1/19	50,000	59
Verizon Communications, Inc., 6.40%, 9/15/33	60,000	71
Verizon Communications, Inc., 6.55%, 9/15/43	85,000	103

Total		1,024

Asset Allocation Portfolio

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Transportation (0.1%)
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	75,000	73
Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	25,000	24
Burlington Northern Santa Fe LLC, 4.90%, 4/1/44	20,000	21
Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
CSX Corp., 3.70%, 10/30/20	5,000	5
CSX Corp., 3.70%, 11/1/23	20,000	20
CSX Corp., 4.25%, 6/1/21	15,000	16
CSX Corp., 5.60%, 5/1/17	30,000	33
FedEx Corp., 4.90%, 1/15/34	25,000	26
FedEx Corp., 5.10%, 1/15/44	15,000	15
Norfolk Southern Corp., 2.903%, 2/15/23	48,000	46
Union Pacific Corp., 2.25%, 2/15/19	15,000	15
Union Pacific Corp., 4.30%, 6/15/42	45,000	43

Total		343

Yankee Sovereign (0.0%)
Mexico Government International Bond, 5.55%, 1/21/45	25,000	27

Total		27

Total Investment Grade Segment
(Cost: $16,258)		16,837

Governments (7.6%)

Governments (7.6%)
US Treasury, 0.375%, 3/31/16	9,830,000	9,819
US Treasury, 1.375%, 9/30/18	640,000	634
US Treasury, 1.50%, 12/31/18	6,550,000	6,501
US Treasury, 1.625%, 3/31/19	990,000	985
US Treasury, 2.75%, 11/15/42	740,000	630
US Treasury, 2.875%, 5/15/43	380,000	332
US Treasury, 5.375%, 2/15/31	285,000	365
US Treasury Stripped, 0.00%, 2/15/34	590,000	287
US Treasury Stripped, 0.00%, 5/15/34	1,195,000	576

Total Governments
(Cost: $20,137)		20,129

Municipal Bonds (0.5%)

Municipal Bonds (0.5%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	88,000	98
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	5,000	6
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	65
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	11
The City of New York, Series C-1, 5.517%, 10/1/37 GO	40,000	45
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	81
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	75,000	86
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	15,000	17
Energy Northwest, Series E, 2.197%, 7/1/19 RB	60,000	60
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	5,000	5
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	85,000	84

Municipal Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	40,000	52
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	150,000	173
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	12,000	15
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	49
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	105,000	111
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	35
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	34
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	12
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	60,000	62
State of California, Series A, 4.988%, 4/1/39 GO	50,000	50
State of California, Series 2010, 5.70%, 11/1/21 GO	80,000	93
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	85,000	91
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	24
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	50,000	62

Total Municipal Bonds
(Cost: $1,285)		1,421

Structured Products (8.9%)

Structured Products (8.9%)
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A2, 1.976%, 6/1/21	250,000	247
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.149%, 2/14/43 IO	213,469	5
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM, 5.766%, 5/10/45	150,000	164
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, 4.75%, 6/11/41	140,000	144
Capital Auto Receivables Asset Trust, Series 2013-4, Class A2x, 0.85%, 2/21/17	20,000	20
Capital Auto Receivables Asset Trust/Ally, Series 2014-1, Class A, 0.96%, 4/20/17	75,000	75
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	75,000	75
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	85,000	85
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	345,000	348
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	100,000	100

Asset Allocation Portfolio

Structured Products (8.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	9,241	9
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	75,000	76
Commercial Mortgage Pass-Through Certificates, Series 2014-LC15, Class A4, 4.006%, 4/10/47	95,000	98
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	77,425	82
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	350,000	350
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	156,269	159
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.487%, 8/25/20 IO	963,288	68
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	99,186	96
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	115,365	115
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	46,131	48
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	97,403	100
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	143,880	148
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	52,758	54
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	87,423	84
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	587,746	567
Federal Home Loan Mortgage Corp., 3.00%, 4/1/43	2,088,280	2,016
Federal Home Loan Mortgage Corp., Series K030, Class A2, 3.25%, 4/25/23	110,000	111
Federal Home Loan Mortgage Corp., 3.32%, 2/25/23	120,000	122
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	147,161	154
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	195,823	205
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	6,967	7
Federal Home Loan Mortgage Corp., 3.50%, 5/1/29	240,000	250
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	87,023	88
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	62,445	63
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	210,229	211

Structured Products (8.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	723,357	727
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	18,235	19
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	31,899	34
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	27,437	29
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	38,095	40
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	263,159	273
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	548,490	569
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	654,207	679
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	20,664	21
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	32,656	35
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	51,633	55
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	25,464	28
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	11,972	13
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	4,741	5
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,634	2
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	923,824	989
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	443,105	474
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	7,687	8
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	33,947	36
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	169,337	181
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	498,504	532
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	11,166	12
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	31,434	33
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	10,476	11
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	34,470	37
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	41,122	45
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	142,756	155
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	261,340	285
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	235,880	256

Asset Allocation Portfolio

Structured Products (8.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	9,549	10
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	37,147	41
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	7,370	8
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	46,778	51
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	60,391	64
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	21,583	24
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	47,630	52
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	162,887	176
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	31,760	35
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	17,432	19
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	953	1
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	6,503	7
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	897	1
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	32,608	36
Federal Home Loan Mortgage Corp., 6.00%, 1/1/39	71,384	79
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	2,538	3
Federal Home Loan Mortgage Corp. TBA, 3.50%, 5/1/41	205,000	205
Federal Home Loan Mortgage Corp. TBA, 4.00%, 5/1/41	1,185,000	1,225
Federal Home Loan Mortgage Corp. TBA, 4.50%, 5/1/39	110,000	117
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	9,353	9
Federal National Mortgage Association, 1.75%, 3/25/28	58,553	56
Federal National Mortgage Association, 2.50%, 8/1/28	270,641	271
Federal National Mortgage Association, 2.96%, 5/1/22	20,000	20
Federal National Mortgage Association, 3.00%, 9/1/28	372,069	383
Federal National Mortgage Association, 3.00%, 5/1/44	520,000	500
Federal National Mortgage Association, 3.50%, 9/1/23	13,904	14
Federal National Mortgage Association, 3.50%, 2/1/42	38,644	39
Federal National Mortgage Association, 3.50%, 10/1/42	155,597	157

Structured Products (8.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.50%, 5/1/43	192,503	194
Federal National Mortgage Association, 3.50%, 6/1/43	1,413,731	1,423
Federal National Mortgage Association, 3.50%, 7/1/43	119,888	121
Federal National Mortgage Association, 3.53%, 9/1/23	23,000	24
Federal National Mortgage Association, 3.61%, 9/1/23	10,000	10
Federal National Mortgage Association, 3.67%, 8/1/23	4,962	5
Federal National Mortgage Association, 3.73%, 8/1/23	10,913	11
Federal National Mortgage Association, 4.00%, 12/1/41	179,073	186
Federal National Mortgage Association, 4.50%, 6/1/19	101,084	107
Federal National Mortgage Association, 4.50%, 12/1/19	9,418	10
Federal National Mortgage Association, 4.50%, 7/1/20	22,054	24
Federal National Mortgage Association, 4.50%, 9/1/24	13,341	14
Federal National Mortgage Association, 4.50%, 11/1/40	151,195	162
Federal National Mortgage Association, 5.00%, 3/1/20	46,185	50
Federal National Mortgage Association, 5.00%, 5/1/20	74,316	81
Federal National Mortgage Association, 5.00%, 11/1/34	178,705	197
Federal National Mortgage Association, 5.00%, 5/1/38	210,246	229
Federal National Mortgage Association, 5.32%, 4/1/14	19,146	19
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	25,250	25
Federal National Mortgage Association, 5.50%, 4/1/21	30,976	34
Federal National Mortgage Association, 5.50%, 10/1/34	86,120	95
Federal National Mortgage Association, 5.50%, 3/1/35	52,034	57
Federal National Mortgage Association, 5.50%, 9/1/35	275,953	306
Federal National Mortgage Association, 5.50%, 11/1/35	240,336	267
Federal National Mortgage Association, 5.50%, 2/1/37	145,843	162
Federal National Mortgage Association, 5.50%, 11/1/37	165,840	186
Federal National Mortgage Association, 5.50%, 4/1/38	286,011	317
Federal National Mortgage Association, 6.00%, 10/1/34	48,766	54
Federal National Mortgage Association, 6.00%, 11/1/34	114,321	128

Asset Allocation Portfolio

Structured Products (8.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 5/1/35	3,209	4
Federal National Mortgage Association, 6.00%, 6/1/35	675	1
Federal National Mortgage Association, 6.00%, 7/1/35	48,586	55
Federal National Mortgage Association, 6.00%, 10/1/35	31,979	36
Federal National Mortgage Association, 6.00%, 11/1/35	34,815	39
Federal National Mortgage Association, 6.00%, 9/1/36	19,666	22
Federal National Mortgage Association, 6.00%, 12/1/37	15,781	18
Federal National Mortgage Association, 6.00%, 4/1/40	12,937	14
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	177,231	197
Federal National Mortgage Association TBA, 2.50%, 5/1/28	150,000	149
Ford Credit Auto Lease Trust, Series 2014-A, Class A3, 0.68%, 4/17/17	40,000	40
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	30,000	30
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.57%, 10/15/17	100,000	100
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	75,000	75
Ford Credit Auto Owner Trust, Series 2013-D, Class A4, 1.11%, 2/15/19	150,000	150
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	65,000	66
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	100,000	100
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	85,000	87
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	225,000	228
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	43
GS Mortgage Securities Trust, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	228,050	221
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	180,000	180

Structured Products (8.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	40,000	40
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	65,000	68
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.143%, 12/15/47	125,000	121
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	100,000	109
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 5.845%, 4/15/45	150,000	164
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC20, Class AM, 5.904%, 2/12/51	20,000	23
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	9,627	10
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	10,656	11
Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A3, 0.62%, 7/15/16	50,000	50
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.224%, 1/25/37	92,457	43
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.283%, 11/12/37	70,000	74
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, 5.856%, 9/12/49	140,000	157
Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	100,000	100
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	77,803	82
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	4,070	4
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	86,396	81
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	44,350	45
Trade MAPS, Ltd., Series 2013-1A, Class A, 0.854%, 12/10/18	200,000	201
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50%, 3/15/17	140,000	155

Asset Allocation Portfolio

	Structured Products (8.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	World Omni Auto Receivables Trust, Series 2013-B, Class A3, 0.83%, 8/15/18	25,000	25

	Total Structured Products
	(Cost: $23,242)		23,646

	Below Investment Grade Segment (7.9%)

	Aerospace & Defense (0.1%)
	Bombardier, Inc., 5.75%, 3/15/22 144A	20,000	20
	Bombardier, Inc., 6.00%, 10/15/22 144A	20,000	20
	Bombardier, Inc., 6.125%, 1/15/23 144A	35,000	35
	Bombardier, Inc., 7.75%, 3/15/20 144A	65,000	73
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	40,000	44
	Spirit AeroSystems, Inc., 5.25%, 3/15/22 144A	5,000	5
	Triumph Group, Inc., 4.875%, 4/1/21	30,000	30

	Total		227

	Autos & Vehicle Parts (0.2%)
	American Axle & Manufacturing, Inc., 5.125%, 2/15/19	10,000	10
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	40,000	43
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	30,000	33
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	40,000	45
(d)	Exide Technologies, 8.625%, 2/1/18	50,000	38
	General Motors Co., 3.50%, 10/2/18 144A	30,000	31
	General Motors Financial Co., Inc., 2.75%, 5/15/16	35,000	36
	General Motors Financial Co., Inc., 3.25%, 5/15/18	15,000	15
	General Motors Financial Co., Inc., 4.75%, 8/15/17	50,000	53
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	55,000	60
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	50,000	56
	Jaguar Land Rover Automotive PLC, 4.125%, 12/15/18 144A	15,000	15
	Lear Corp., 5.375%, 3/15/24	20,000	20
	Meritor, Inc., 6.25%, 2/15/24	10,000	10
	Meritor, Inc., 6.75%, 6/15/21	20,000	21
	Navistar International Corp., 8.25%, 11/1/21	55,000	56
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	30,000	31
	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	25,000	27
	Visteon Corp., 6.75%, 4/15/19	28,000	29

	Total		629

	Banking (0.2%)
	Ally Financial, Inc., 2.75%, 1/30/17	110,000	111
	Ally Financial, Inc., 7.50%, 9/15/20	90,000	107
	Ally Financial, Inc., 8.00%, 3/15/20	45,000	54
	E*TRADE Financial Corp., 6.375%, 11/15/19	30,000	33
	E*TRADE Financial Corp., 6.75%, 6/1/16	50,000	54
	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.875%, 4/15/22 144A	10,000	10
	JPMorgan Chase & Co., 7.90%, 4/29/49	35,000	40
	KCG Holdings, Inc., 8.25%, 6/15/18 144A	35,000	37
	Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	20,000	21
	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	25,000	26

	Total		493

	Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials (0.3%)
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	34
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19 144A	55,000	58
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	10,588	11
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	20,000	22
	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, 6.00%, 6/15/17 144A	45,000	47
(c)	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	47,047	51
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	20,000	21
	Cascades, Inc., 7.875%, 1/15/20	20,000	21
	Graphic Packaging International, Inc., 4.75%, 4/15/21	25,000	25
	Harland Clarke Holdings Corp., 6.875%, 3/1/20 144A	20,000	20
	Harland Clarke Holdings Corp., 9.25%, 3/1/21 144A	40,000	40
	Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 6.875%, 2/15/19 144A	20,000	21
	Plastipak Holdings, Inc., 6.50%, 10/1/21 144A	25,000	26
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	80,000	84
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	55,000	60
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	25,000	27
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	55,000	59
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	70,000	78
	Sealed Air Corp., 6.50%, 12/1/20 144A	15,000	17
	Sealed Air Corp., 8.125%, 9/15/19 144A	20,000	22
	Sealed Air Corp., 8.375%, 9/15/21 144A	40,000	46

	Total		790

	Builders & Building Materials (0.2%)
	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	20,000	21
	Building Materials Corp. of America, 6.75%, 5/1/21 144A	35,000	38
	Cemex Finance LLC, 6.00%, 4/1/24 144A	25,000	25
	Cemex SAB de CV, 5.875%, 3/25/19 144A	15,000	16
	Cemex SAB de CV, 6.50%, 12/10/19 144A	75,000	80
	D.R. Horton, Inc., 3.75%, 3/1/19	20,000	20
	K Hovnanian Enterprises, Inc., 7.00%, 1/15/19 144A	25,000	26
	KB Home, 4.75%, 5/15/19	20,000	20
	KB Home, 7.25%, 6/15/18	40,000	45
	KB Home, 9.10%, 9/15/17	20,000	24
	Lennar Corp., 4.50%, 6/15/19	40,000	41
	Mattamy Group Corp., 6.50%, 11/15/20 144A	15,000	15
	Ply Gem Industries, Inc., 6.50%, 2/1/22 144A	25,000	25
	Summit Materials LLC / Summit Finance Corp., 10.50%, 1/31/20 144A	40,000	45
	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.625%, 3/1/24 144A	15,000	15
	USG Corp., 5.875%, 11/1/21 144A	5,000	5
	USG Corp., 7.875%, 3/30/20 144A	35,000	39

	Total		500

Asset Allocation Portfolio

	Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

	Capital Goods (0.1%)
	Ashtead Capital, Inc., 6.50%, 7/15/22 144A	10,000	11
	BlueLine Rental Finance Corp., 7.00%, 2/1/19 144A	10,000	11
	Case New Holland, Inc., 7.875%, 12/1/17	20,000	23
	Caterpillar, Inc., 3.803%, 8/15/42	85,000	75
	CNH Capital LLC, 3.625%, 4/15/18	35,000	36
	Jurassic Holdings III, 6.875%, 2/15/21 144A	85,000	88
	Terex Corp., 6.00%, 5/15/21	30,000	32
	United Rentals North America, Inc., 5.75%, 7/15/18	15,000	16
	United Rentals North America, Inc., 5.75%, 11/15/24	10,000	10
	United Rentals North America, Inc., 6.125%, 6/15/23	15,000	16
	United Rentals North America, Inc., 7.375%, 5/15/20	20,000	22
(c)	Vander Intermediate Holding II Corp., 9.75%, 2/1/19 144A	5,000	5

	Total		345

	Chemicals (0.2%)
	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21 144A	10,000	11
	Celanese US Holdings LLC, 4.625%, 11/15/22	60,000	59
	Hexion US Finance Corp., 6.625%, 4/15/20	90,000	93
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	80,000	83
	Huntsman International LLC, 4.875%, 11/15/20	65,000	65
	Ineos Finance PLC, 7.50%, 5/1/20 144A	25,000	27
	Ineos Finance PLC, 8.375%, 2/15/19 144A	65,000	72
	Ineos Group Holdings SA, 5.875%, 2/15/19 144A	25,000	26
	Ineos Group Holdings SA, 6.125%, 8/15/18 144A	20,000	21
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	20,000	21
	Tronox Finance, 6.375%, 8/15/20	40,000	41

	Total		519

	Conglomerate & Diversified Manufacturing (0.1%)
	Amsted Industries, Inc., 5.00%, 3/15/22 144A	75,000	75
	Entegris, Inc., 6.00%, 4/1/22 144A	15,000	15
	Gardner Denver, Inc., 6.875%, 8/15/21 144A	15,000	15
	Rexel SA, 5.25%, 6/15/20 144A	40,000	41
	WESCO Distribution, Inc., 5.375%, 12/15/21 144A	20,000	21

	Total		167

	Consumer Products & Retailing (0.3%)
(c)	BI-LO LLC/BI-LO Finance Corp., 8.625%, 9/15/18 144A	30,000	31
	Cash America International, Inc., 5.75%, 5/15/18	35,000	34
(c)	Century Intermediate Holdings Co. 2, 9.75%, 2/15/19 144A	5,000	5
	First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	35,000	34
	Guitar Center, Inc., 6.50%, 4/15/19 144A	10,000	10
	Guitar Center, Inc., 9.625%, 4/15/20 144A	50,000	50
	Hanesbrands, Inc., 6.375%, 12/15/20	60,000	66
	JC Penney Corp., Inc., 7.95%, 4/1/17	40,000	37
	Levi Strauss & Co., 6.875%, 5/1/22	35,000	38
	Levi Strauss & Co., 7.625%, 5/15/20	30,000	33
	Limited Brands, Inc., 5.625%, 2/15/22	80,000	85
	Limited Brands, Inc., 8.50%, 6/15/19	15,000	18

Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Neiman Marcus Group LTD, Inc., 8.00%, 10/15/21 144A	20,000	22
Prestige Brands, Inc., 5.375%, 12/15/21 144A	20,000	20
Rent-A-Center, Inc., 4.75%, 5/1/21	10,000	9
Rent-A-Center, Inc., 6.625%, 11/15/20	43,000	44
Revlon Consumer Products Corp., 5.75%, 2/15/21	40,000	40
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	40,000	44
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	20,000	19
SUPERVALU, Inc., 6.75%, 6/1/21	35,000	35
SUPERVALU, Inc., 8.00%, 5/1/16	35,000	39

Total		713

Electric Utilities (0.2%)
The AES Corp., 5.50%, 3/15/24	35,000	35
The AES Corp., 8.00%, 10/15/17	5,000	6
The AES Corp., 8.00%, 6/1/20	45,000	53
Calpine Corp., 6.00%, 1/15/22 144A	15,000	16
Calpine Corp., 7.50%, 2/15/21 144A	52,000	57
Calpine Corp., 7.875%, 7/31/20 144A	56,000	62
GenOn Americas Generation LLC, 8.50%, 10/1/21	60,000	57
NRG Energy, Inc., 6.25%, 7/15/22 144A	45,000	46
NRG Energy, Inc., 7.625%, 1/15/18	80,000	90
NRG Energy, Inc., 7.625%, 5/15/19	55,000	57
NRG Energy, Inc., 8.25%, 9/1/20	5,000	6
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	86

Total		571

Energy (1.2%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	15,000	16
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	55,000	59
Antero Resources Finance Corp., 5.375%, 11/1/21 144A	45,000	46
Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	15,000	16
Atwood Oceanics, Inc., 6.50%, 2/1/20	15,000	16
Aurora USA Oil & Gas, Inc., 7.50%, 4/1/20 144A	15,000	16
Bill Barrett Corp., 7.00%, 10/15/22	25,000	26
Bill Barrett Corp., 7.625%, 10/1/19	45,000	49
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,000	11
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 4/15/22	20,000	22
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	20,000	22
Chesapeake Energy Corp., 5.375%, 6/15/21	55,000	58
Chesapeake Energy Corp., 6.125%, 2/15/21	75,000	82
Chesapeake Energy Corp., 6.875%, 11/15/20	55,000	62
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	40,000	41
Cimarex Energy Co., 5.875%, 5/1/22	55,000	60
Comstock Resources, Inc., 7.75%, 4/1/19	30,000	32
Comstock Resources, Inc., 9.50%, 6/15/20	55,000	63
Concho Resources, Inc., 5.50%, 4/1/23	35,000	36
Denbury Resources, Inc., 8.25%, 2/15/20	30,000	33
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21 144A	40,000	42
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	35,000	40
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	15,000	17
Exterran Holdings, Inc., 7.25%, 12/1/18	40,000	42

Asset Allocation Portfolio

Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21	25,000	25
Exterran Partners LP/EXLP Finance Corp., 6.00%, 10/1/22 144A	30,000	30
Forest Oil Corp., 7.25%, 6/15/19	70,000	61
Forum Energy Technologies, Inc., 6.25%, 10/1/21 144A	30,000	32
Halcon Resources Corp., 8.875%, 5/15/21	35,000	36
Halcon Resources Corp., 9.75%, 7/15/20 144A	10,000	11
Halcon Resources Corp., 9.75%, 7/15/20	35,000	38
Hercules Offshore, Inc., 6.75%, 4/1/22 144A	25,000	24
Hercules Offshore, Inc., 7.50%, 10/1/21 144A	15,000	15
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	30,000	33
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	20,000	22
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	35,000	38
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	35,000	34
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	20,000	21
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/1/22 144A	10,000	10
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	20,000	20
Kodiak Oil & Gas Corp., 5.50%, 2/1/22	30,000	31
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	55,000	61
Laredo Petroleum, Inc., 5.625%, 1/15/22 144A	10,000	10
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21	25,000	25
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	90,000	94
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/1/19 144A	65,000	68
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	43,000	46
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	10,000	11
Magnum Hunter Resources Corp., 9.75%, 5/15/20	70,000	77
MEG Energy Corp., 6.375%, 1/30/23 144A	45,000	47
MEG Energy Corp., 7.00%, 3/31/24 144A	5,000	5
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, 6/1/21	80,000	84
Northern Oil and Gas, Inc., 8.00%, 6/1/20	15,000	16
Oasis Petroleum, Inc., 6.50%, 11/1/21	75,000	81
Oasis Petroleum, Inc., 6.875%, 3/15/22 144A	35,000	38
Offshore Group Investment, Ltd., 7.50%, 11/1/19	70,000	75
Oil States International, Inc., 5.125%, 1/15/23	20,000	22
Oil States International, Inc., 6.50%, 6/1/19	25,000	26
Pacific Drilling SA, 5.375%, 6/1/20 144A	35,000	35
Parker Drilling Co., 6.75%, 7/15/22 144A	15,000	15
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	40,000	43
Pioneer Energy Services, Corp., 6.125%, 3/15/22 144A	5,000	5
QEP Resources, Inc., 5.25%, 5/1/23	30,000	30
QEP Resources, Inc., 6.875%, 3/1/21	30,000	33
Range Resources Corp., 5.75%, 6/1/21	35,000	37
Rosetta Resources, Inc., 5.875%, 6/1/22	85,000	87
Rosetta Resources, Inc., 9.50%, 4/15/18	45,000	47
Samson Investment Co., 10.75%, 2/15/20 144A	85,000	93
Sanchez Energy Corp., 7.75%, 6/15/21 144A	100,000	107
SandRidge Energy, Inc., 7.50%, 3/15/21	65,000	69
SandRidge Energy, Inc., 7.50%, 2/15/23	30,000	32
SandRidge Energy, Inc., 8.125%, 10/15/22	35,000	38
SESI LLC, 6.375%, 5/1/19	45,000	48
SM Energy Co., 6.50%, 11/15/21	20,000	22
SM Energy Co., 6.50%, 1/1/23	20,000	21

Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

Energy continued
SM Energy Co., 6.625%, 2/15/19	35,000	37
Swift Energy Co., 7.875%, 3/1/22	15,000	15
Swift Energy Co., 8.875%, 1/15/20	25,000	26
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	40,000	43
Unit Corp., 6.625%, 5/15/21	35,000	37
Venoco, Inc., 8.875%, 2/15/19	25,000	25
Whiting Petroleum Corp., 5.00%, 3/15/19	45,000	48
Whiting Petroleum Corp., 5.75%, 3/15/21	25,000	27
WPX Energy, Inc., 5.25%, 1/15/17	65,000	70
WPX Energy, Inc., 6.00%, 1/15/22	45,000	46

Total		3,310

Entertainment (0.1%)
Activision Blizzard, Inc., 5.625%, 9/15/21 144A	55,000	59
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20 144A	40,000	43
Regal Entertainment Group, 5.75%, 3/15/22	20,000	21
Speedway Motorsports, Inc., 6.75%, 2/1/19	45,000	48
WMG Acquisition Corp., 5.625%, 4/15/22 144A	5,000	5
WMG Acquisition Corp., 6.00%, 1/15/21 144A	9,000	9
WMG Acquisition Corp., 6.75%, 4/15/22 144A	30,000	30

Total		215

Finance (0.4%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	40,000	44
Aircastle, Ltd., 4.625%, 12/15/18	20,000	20
Aircastle, Ltd., 5.125%, 3/15/21	55,000	55
Aircastle, Ltd., 6.25%, 12/1/19	20,000	22
Aircastle, Ltd., 6.75%, 4/15/17	25,000	28
Aircastle, Ltd., 7.625%, 4/15/20	15,000	17
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	25,000	26
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	14,240	15
CIT Group, Inc., 5.00%, 5/15/17	35,000	37
CIT Group, Inc., 5.00%, 8/15/22	45,000	47
CIT Group, Inc., 5.375%, 5/15/20	45,000	48
CIT Group, Inc., 5.50%, 2/15/19 144A	30,000	32
FTI Consulting, Inc., 6.00%, 11/15/22	20,000	20
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17 144A	20,000	20
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20 144A	55,000	58
International Lease Finance Corp., 7.125%, 9/1/18 144A	40,000	47
International Lease Finance Corp., 8.75%, 3/15/17	55,000	65
International Lease Finance Corp., 8.875%, 9/1/17	40,000	48
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	25,000	25
PHH Corp., 6.375%, 8/15/21	50,000	52
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	35,000	35
SLM Corp., 4.875%, 6/17/19	45,000	46
SLM Corp., 5.50%, 1/15/19	35,000	37
SLM Corp., 8.00%, 3/25/20	35,000	40
SLM Corp., 8.45%, 6/15/18	25,000	29
Springleaf Finance Corp., 6.00%, 6/1/20	55,000	56

Total		969

Food & Beverage (0.2%)
ARAMARK Corp., 5.75%, 3/15/20	40,000	42
Darling International, Inc., 5.375%, 1/15/22 144A	15,000	15
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	40,000	43
JBS Investments GmbH, 7.25%, 4/3/24 144A	30,000	30
JBS Investments GmbH, 7.75%, 10/28/20 144A	30,000	32

Asset Allocation Portfolio

Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	65,000	69
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	45,000	48
Post Holdings, Inc., 6.75%, 12/1/21 144A	65,000	69
Post Holdings, Inc., 7.375%, 2/15/22 144A	10,000	11
Post Holdings, Inc., 7.375%, 2/15/22	5,000	5
Smithfield Foods, Inc., 6.625%, 8/15/22	40,000	43
Sun Merger Sub, Inc., 5.25%, 8/1/18 144A	25,000	26
Sun Merger Sub, Inc., 5.875%, 8/1/21 144A	10,000	10
TreeHouse Foods, Inc., 4.875%, 3/15/22	20,000	20

Total		463

Foreign Agencies (0.1%)
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	43
Eksportfinans ASA, 2.00%, 9/15/15	125,000	124

Total		167

Gaming/Leisure/Lodging (0.2%)
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	60,000	53
Churchill Downs, Inc., 5.375%, 12/15/21 144A	10,000	10
Golden Nugget Escrow, Inc., 8.50%, 12/1/21 144A	20,000	20
MGM Resorts International, 6.625%, 12/15/21	35,000	39
MGM Resorts International, 6.75%, 10/1/20	30,000	33
MGM Resorts International, 7.75%, 3/15/22	30,000	35
MGM Resorts International, 8.625%, 2/1/19	50,000	60
NCL Corp., Ltd., 5.00%, 2/15/18	15,000	16
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21	15,000	15
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	20,000	20
Scientific Games International, Inc., 6.25%, 9/1/20	45,000	47
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	40,000	40
Wynn Macau, Ltd., 5.25%, 10/15/21 144A	40,000	41

Total		429

Healthcare (0.4%)
Biomet, Inc., 6.50%, 8/1/20	40,000	43
Catamaran Corp., 4.75%, 3/15/21	10,000	10
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	30,000	31
CHS/Community Health Systems, Inc., 6.875%, 2/1/22 144A	40,000	42
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	45,000	49
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	55,000	60
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	85,000	92
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	55,000	58
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	10,000	11
HCA Holdings, Inc., 6.25%, 2/15/21	45,000	48
HCA Holdings, Inc., 7.75%, 5/15/21	35,000	39
HCA, Inc., 5.875%, 3/15/22	25,000	27
HCA, Inc., 5.875%, 5/1/23	30,000	31
HCA, Inc., 6.50%, 2/15/20	80,000	90
HCA, Inc., 8.00%, 10/1/18	30,000	35
Hologic, Inc., 6.25%, 8/1/20	10,000	11
Kindred Healthcare, Inc., 6.375%, 4/15/22 144A	20,000	20
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	40,000	46

Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
LifePoint Hospitals, Inc., 5.50%, 12/1/21 144A	25,000	26
MPH Acquisition Holdings LLC, 6.625%, 4/1/22 144A	5,000	5
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	55,000	60
Tenet Healthcare Corp., 4.375%, 10/1/21	40,000	39
Tenet Healthcare Corp., 4.50%, 4/1/21	30,000	29
Tenet Healthcare Corp., 5.00%, 3/1/19 144A	20,000	20
Tenet Healthcare Corp., 6.00%, 10/1/20 144A	25,000	27
Tenet Healthcare Corp., 6.25%, 11/1/18	40,000	44
Tenet Healthcare Corp., 6.75%, 2/1/20	35,000	37
Tenet Healthcare Corp., 8.125%, 4/1/22	40,000	45
WellCare Health Plans, Inc., 5.75%, 11/15/20	20,000	21

Total		1,096

Insurance (0.0%)
Centene Corp., 5.75%, 6/1/17	75,000	82
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21 144A	50,000	53

Total		135

Media (0.7%)
Cablevision Systems Corp., 7.75%, 4/15/18	45,000	51
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22 144A	10,000	10
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	75,000	76
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	10,000	11
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	20,000	22
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	40,000	40
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	55,000	57
CSC Holdings LLC, 6.75%, 11/15/21	85,000	95
CSC Holdings LLC, 7.625%, 7/15/18	40,000	46
CSC Holdings LLC, 7.875%, 2/15/18	22,000	25
CSC Holdings LLC, 8.625%, 2/15/19	25,000	30
DISH DBS Corp., 4.25%, 4/1/18	85,000	89
DISH DBS Corp., 5.00%, 3/15/23	35,000	35
DISH DBS Corp., 5.125%, 5/1/20	55,000	57
DISH DBS Corp., 5.875%, 7/15/22	40,000	43
DISH DBS Corp., 6.75%, 6/1/21	80,000	90
DISH DBS Corp., 7.875%, 9/1/19	50,000	59
Gannett Co., 5.125%, 10/15/19 144A	25,000	26
Gannett Co., 5.125%, 7/15/20 144A	30,000	31
Gray Television, Inc., 7.50%, 10/1/20	20,000	22
Hughes Satellite Systems Corp., 6.50%, 6/15/19	40,000	44
Hughes Satellite Systems Corp., 7.625%, 6/15/21	25,000	28
IAC/InterActiveCorp., 4.875%, 11/30/18	20,000	21
Inmarsat Finance PLC, 7.375%, 12/1/17 144A	15,000	16
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	50,000	54
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	50,000	54
Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	60,000	63
Lee Enterprises, Inc., 9.50%, 3/15/22 144A	30,000	31
LIN Television Corp., 6.375%, 1/15/21	30,000	32
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21 144A	10,000	10
Netflix, Inc., 5.375%, 2/1/21	20,000	21
Nexstar Finance, Inc., 6.875%, 11/15/20	15,000	16
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 144A	30,000	30

Asset Allocation Portfolio

	Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Outerwall, Inc., 6.00%, 3/15/19	55,000	57
	R.R. Donnelley & Sons Co., 6.00%, 4/1/24	20,000	20
	R.R. Donnelley & Sons Co., 7.875%, 3/15/21	20,000	23
	RR Donnelley & Sons Co., 7.00%, 2/15/22	15,000	17
	Sinclair Television Group, Inc., 5.375%, 4/1/21	45,000	45
	Sinclair Television Group, Inc., 6.125%, 10/1/22	10,000	10
	Sinclair Television Group, Inc., 6.375%, 11/1/21	20,000	21
	Sirius XM Holdings, Inc., 4.25%, 5/15/20 144A	20,000	20
	Sirius XM Holdings, Inc., 4.625%, 5/15/23 144A	20,000	19
	Sirius XM Holdings, Inc., 5.75%, 8/1/21 144A	35,000	36
	Sirius XM Holdings, Inc., 5.875%, 10/1/20 144A	40,000	42
	Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 144A	15,000	15
	Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	20,000	21
	Univision Communications, Inc., 6.75%, 9/15/22 144A	31,000	34
	Univision Communications, Inc., 7.875%, 11/1/20 144A	20,000	22
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	55,000	61
	Videotron, Ltd., 5.00%, 7/15/22	55,000	55
	Virgin Media Secured Finance PLC, 5.375%, 4/15/21 144A	45,000	46
	VTR Finance BV, 6.875%, 1/15/24 144A	20,000	21

	Total		1,920

	Metals & Mining (0.5%)
	AK Steel Corp., 7.625%, 5/15/20	20,000	20
	AK Steel Corp., 8.75%, 12/1/18	45,000	51
	Aleris International, Inc., 7.625%, 2/15/18	35,000	36
	Aleris International, Inc., 7.875%, 11/1/20	30,000	31
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	65,000	50
	ArcelorMittal, 5.75%, 8/5/20	40,000	43
	ArcelorMittal, 6.00%, 3/1/21	35,000	37
	ArcelorMittal, 6.125%, 6/1/18	95,000	104
	ArcelorMittal, 6.75%, 2/25/22	55,000	60
	CONSOL Energy, Inc., 8.00%, 4/1/17	40,000	42
	CONSOL Energy, Inc., 8.25%, 4/1/20	100,000	109
	First Quantum Minerals, Ltd., 6.75%, 2/15/20 144A	5,000	5
	First Quantum Minerals, Ltd., 7.00%, 2/15/21 144A	24,000	24
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	35,000	37
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	60,000	65
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	55,000	61
	GrafTech International, Ltd., 6.375%, 11/15/20	15,000	15
	HudBay Minerals, Inc., 9.50%, 10/1/20	20,000	21
	Imperial Metals Corp., 7.00%, 3/15/19 144A	5,000	5
	KGHM International, Ltd., 7.75%, 6/15/19 144A	40,000	42
	Molycorp, Inc., 6.00%, 9/1/17	45,000	36
	Molycorp, Inc., 10.00%, 6/1/20	40,000	40
	New Gold, Inc., 6.25%, 11/15/22 144A	30,000	30
(c)	Patriot Coal Corp., 15.00%, 12/15/23	4,845	8
	Peabody Energy Corp., 6.00%, 11/15/18	50,000	52
	Peabody Energy Corp., 6.25%, 11/15/21	65,000	65
	Peabody Energy Corp., 6.50%, 9/15/20	45,000	47
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	15,000	15
	Steel Dynamics, Inc., 6.125%, 8/15/19	20,000	22
	Steel Dynamics, Inc., 6.375%, 8/15/22	20,000	22
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	35,000	32

	Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	United States Steel Corp., 7.375%, 4/1/20	30,000	33

	Total		1,260

	Oil & Gas (0.1%)
	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21 144A	20,000	20
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20	20,000	21
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	35,000	38
	Tesoro Corp., 4.25%, 10/1/17	20,000	21
	Tesoro Corp., 5.125%, 4/1/24	15,000	15
	Tesoro Corp., 5.375%, 10/1/22	20,000	21
	Ultra Petroleum Corp., 5.75%, 12/15/18 144A	20,000	21
	Western Refining, Inc., 6.25%, 4/1/21	23,000	24

	Total		181

	Other Holdings (-%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/15	30,000	-
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	260,000	-

	Total		-

	Pharmaceuticals (0.1%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	50,000	65
(c)	Capsugel SA, 7.00%, 5/15/19 144A	15,000	15
	Endo Finance LLC, 5.75%, 1/15/22 144A	45,000	46
	Endo Health Solutions, Inc., 7.00%, 7/15/19	15,000	16
	Endo Health Solutions, Inc., 7.25%, 1/15/22	30,000	33
	Forest Laboratories, Inc., 4.375%, 2/1/19 144A	45,000	47
	Forest Laboratories, Inc., 5.00%, 12/15/21 144A	55,000	58
	Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 144A	15,000	15
	JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 144A	15,000	16
	Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21 144A	15,000	16
	Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	20,000	21
	Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20 144A	20,000	22
	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18 144A	52,000	57

	Total		427

	Pipelines (0.5%)
	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	15,000	15
	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	30,000	32
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20	35,000	37
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	20,000	21
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 3/1/22 144A	15,000	16
	El Paso LLC, 7.00%, 6/15/17	25,000	28
	El Paso LLC, 7.25%, 6/1/18	70,000	80
	El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	20,000	18
	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	175,000	185
	Energy Transfer Equity LP, 7.50%, 10/15/20	85,000	97
	Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	35,000	36
	Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	35,000	38

Asset Allocation Portfolio

Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	60,000	65
Kinder Morgan, Inc., 5.00%, 2/15/21 144A	25,000	25
Kinder Morgan, Inc., 5.625%, 11/15/23 144A	20,000	20
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	32,000	35
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	20,000	22
NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 144A	35,000	36
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21	15,000	16
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	39,000	44
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23	25,000	23
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	45,000	47
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	35,000	36
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	55,000	57
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	40,000	40
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 144A	75,000	78
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 144A	50,000	46
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	18,000	19
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	20,000	21
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	20,000	21
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	30,000	32

Total		1,286

Real Estate Investment Trusts (0.0%)
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	40,000	43
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	40,000	43
Pennymac Corp., 5.375%, 5/1/20 144A	45,000	44
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/1/21	10,000	10

Total		140

Services (0.2%)
The ADT Corp., 4.125%, 4/15/19	15,000	15
The ADT Corp., 6.25%, 10/15/21 144A	55,000	56
APX Group, 8.75%, 12/1/20	20,000	20
Clean Harbors, Inc., 5.125%, 6/1/21	15,000	15
Clean Harbors, Inc., 5.25%, 8/1/20	30,000	31
Ctrip.com International, Ltd., 1.25%, 10/15/18 144A	20,000	20
The Geo Group, Inc., 5.875%, 1/15/22	25,000	26
The Geo Group, Inc., 6.625%, 2/15/21	35,000	38
Mobile Mini, Inc., 7.875%, 12/1/20	65,000	72
QVC, Inc., 3.125%, 4/1/19 144A	10,000	10
QVC, Inc., 4.85%, 4/1/24 144A	25,000	25
QVC, Inc., 5.125%, 7/2/22	15,000	16
QVC, Inc., 7.375%, 10/15/20 144A	30,000	32
Service Corp. International, 4.50%, 11/15/20	15,000	15
Service Corp. International, 7.00%, 5/15/19	30,000	32

Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

Services continued
Service Corp. International, 8.00%, 11/15/21	15,000	17

Total		440

Technology (0.5%)
ACI Worldwide, Inc., 6.375%, 8/15/20 144A	15,000	16
Advanced Micro Devices, Inc., 6.75%, 3/1/19 144A	25,000	25
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17 144A	20,000	21
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 144A	25,000	26
Amkor Technology, Inc., 6.375%, 10/1/22	25,000	26
Amkor Technology, Inc., 6.625%, 6/1/21	25,000	27
Audatex North America, Inc., 6.00%, 6/15/21 144A	70,000	75
Audatex North America, Inc., 6.125%, 11/1/23 144A	20,000	21
BCP Singapore VI Cayman Financing Co., 8.00%, 4/15/21 144A	35,000	36
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	40,000	42
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	69,000	70
Equinix, Inc., 7.00%, 7/15/21	25,000	28
First Data Corp., 6.75%, 11/1/20 144A	70,000	75
First Data Corp., 7.375%, 6/15/19 144A	50,000	54
First Data Corp., 8.25%, 1/15/21 144A	25,000	27
First Data Corp., 11.25%, 1/15/21	50,000	57
First Data Corp., 11.75%, 8/15/21	85,000	89
Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	70,000	71
Freescale Semiconductor, Inc., 6.00%, 1/15/22 144A	20,000	21
iGATE Corp., 4.75%, 4/15/19 144A	15,000	15
Iron Mountain, Inc., 7.75%, 10/1/19	45,000	50
Iron Mountain, Inc., 8.375%, 8/15/21	6,000	6
JDS Uniphase Corp., 0.625%, 8/15/33 144A	40,000	42
Micron Technology, Inc., 5.875%, 2/15/22 144A	65,000	68
NCR Corp., 4.625%, 2/15/21	55,000	55
NCR Corp., 5.00%, 7/15/22	10,000	10
NCR Corp., 5.875%, 12/15/21 144A	50,000	53
NCR Corp., 6.375%, 12/15/23 144A	15,000	16
SunGard Data Systems, Inc., 7.625%, 11/15/20	65,000	71
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	40,000	43

Total		1,236

Telecommunications (0.8%)
CenturyLink, Inc., 5.15%, 6/15/17	70,000	75
CenturyLink, Inc., 5.625%, 4/1/20	60,000	63
CenturyLink, Inc., 6.45%, 6/15/21	150,000	161
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	35,000	41
Columbus International, Inc., 7.375%, 3/30/21 144A	15,000	15
Digicel Group, Ltd., 7.125%, 4/1/22 144A	15,000	15
Digicel Group, Ltd., 8.25%, 9/30/20 144A	40,000	43
Digicel, Ltd., 6.00%, 4/15/21 144A	40,000	41
Frontier Communications Corp., 8.125%, 10/1/18	30,000	35
Frontier Communications Corp., 8.50%, 4/15/20	55,000	64
Frontier Communications Corp., 8.75%, 4/15/22	30,000	34
Frontier Communications Corp., 9.25%, 7/1/21	30,000	36
GCI, Inc., 8.625%, 11/15/19	70,000	75
MetroPCS Wireless, Inc., 6.625%, 11/15/20	30,000	32
SBA Communications Corp., 5.625%, 10/1/19	35,000	37

Asset Allocation Portfolio

	Below Investment Grade Segment (7.9%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	SBA Telecommunications, Inc., 5.75%, 7/15/20	30,000	31
	SBA Telecommunications, Inc., 8.25%, 8/15/19	23,000	24
	SoftBank Corp., 4.50%, 4/15/20 144A	45,000	45
	Sprint Capital Corp., 6.90%, 5/1/19	35,000	38
	Sprint Communications, Inc., 6.00%, 11/15/22	90,000	92
	Sprint Communications, Inc., 7.00%, 8/15/20	30,000	33
	Sprint Communications, Inc., 9.00%, 11/15/18 144A	70,000	86
	Sprint Communications, Inc., 9.125%, 3/1/17	35,000	41
	Sprint Communications, Inc., 11.50%, 11/15/21	50,000	67
	Sprint Corp., 7.125%, 6/15/24 144A	20,000	21
	Sprint Corp., 7.25%, 9/15/21 144A	85,000	93
	Sprint Corp., 7.875%, 9/15/23 144A	65,000	72
	Telecom Italia Capital SA, 7.175%, 6/18/19	35,000	40
	T-Mobile USA, Inc., 6.125%, 1/15/22	40,000	42
	T-Mobile USA, Inc., 6.25%, 4/1/21	90,000	95
	T-Mobile USA, Inc., 6.542%, 4/28/20	55,000	59
	T-Mobile USA, Inc., 6.625%, 4/1/23	20,000	21
	T-Mobile USA, Inc., 6.633%, 4/28/21	40,000	43
	T-Mobile USA, Inc., 6.731%, 4/28/22	15,000	16
	T-Mobile USA, Inc., 6.836%, 4/28/23	5,000	5
	tw telecom holdings, 5.375%, 10/1/22	25,000	25
	Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	55,000	60
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	106,666	112
	Windstream Corp., 6.375%, 8/1/23	35,000	34
	Windstream Corp., 7.75%, 10/15/20	25,000	27
	Windstream Corp., 7.75%, 10/1/21	40,000	43
	Windstream Corp., 7.875%, 11/1/17	50,000	57

	Total		2,089

	Transportation (0.0%)
	The Hertz Corp., 4.25%, 4/1/18	10,000	10
	The Hertz Corp., 5.875%, 10/15/20	15,000	16
	Stena AB, 7.00%, 2/1/24 144A	40,000	41
	United Continental Holdings, Inc., 6.00%, 12/1/20	65,000	68

	Total		135

	Total Below Investment Grade Segment
	(Cost: $19,793)		20,852

	Investment Companies (61.9%)

	Domestic Equity (46.1%)
	iShares iBoxx $ High Yield Corporate Bond Fund	5,562	525
	iShares Russell 2000 ETF	8,685	1,010
	iShares Russell Mid-Cap ETF	10,303	1,594
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	7,295,212	9,659
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	5,406,108	9,455
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	3,667,073	9,692
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	6,822,719	20,366
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	10,092,600	10,738

	Investment Companies (61.9%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity continued
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	6,134,956	10,528
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	8,680,738	9,497
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	3,276,076	12,891
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	7,646,688	13,290
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	2,291,800	6,085
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	2,340,726	5,812
	SPDR S&P MidCap 400 ETF Trust	3,874	971

	Total		122,113

	Foreign Equity (15.8%)
	iShares MSCI EAFE ETF	51,380	3,451
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	1,682,137	1,642
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5,089,075	10,937
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	24,437,395	24,022
	Vanguard FTSE Developed Markets ETF	43,770	1,806

	Total		41,858

	Total Investment Companies
	(Cost: $140,422)		163,971

	Short-Term Investments (7.2%)

	Commercial Paper (7.2%)
	Atlantic Asset Securitization LLC, 0.06%, 4/1/14 144A	1,000,000	1,000
(b)	Cox Enterprises, Inc., 0.22%, 4/2/14 144A	3,000,000	3,000
(b)	Duke Energy Corp., 0.18%, 4/3/14 144A	3,000,000	3,000
	Federal Home Loan Bank, 0.07%, 5/23/14	1,000,000	1,000
	Liberty Street Funding LLC, 0.13%, 4/2/14 144A	3,000,000	3,000
	Lowe’s Cos., Inc., 0.18%, 4/4/14	3,000,000	3,000
	Staples, Inc., 0.21%, 4/9/14	2,000,000	2,000

Asset Allocation Portfolio

Short-Term Investments (7.2%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continued
Xcel Energy, Inc., 0.17%, 4/7/14 144A	3,000,000	3,000

Total		19,000

Total Short-Term Investments
(Cost: $19,000)		19,000

Total Investments (100.5%)
(Cost: $240,455)(a)		266,215

Other Assets, Less
Liabilities (-0.5%)		(1,312)

Net Assets (100.0%)		264,903

Asset Allocation Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 the value of these securities (in thousands) was $22,253 representing 8.4% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $240,455 and the net unrealized appreciation of investments based on that cost was $25,760 which is comprised of $26,219 aggregate gross unrealized appreciation and $459 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2014, $5,829)	63	6/14	$44
US Five Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2014, $1,672)	14	6/14	6
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2014, $535)	4	6/14	2
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2014, $747)	6	6/14	6
US Two Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2014, $878)	4	6/14	0	(m)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2014, $1,138)	8	6/14	(18)

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(m)	Amount is less than one thousand.

(q)	Affiliated Company

Asset Allocation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$-	$-	$26
Preferred Stocks
Financials	172	90	-
All Others	71	-	-
US Government & Agency Bonds	-	20,129	-
Municipal Bonds	-	1,421	-
Corporate Bonds	-	37,689	-
Structured Products	-	23,218	428
Investment Companies	163,971	-	-
Short-Term Investments	-	19,000	-
Other Financial Instruments^
Futures	58	-	-
Total Assets	$164,272	$101,547	$454
Liabilities:
Other Financial Instruments^
Futures	(18)	-	-
Total Liabilities	$(18)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the quarter ended March 31, 2014, there were transfers from Level 3 to Level 2 in the amount of $159 thousand. The transfers were the result of an increase in the quantity of observable inputs for a security that is priced by a third party vendor.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 12, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 12, 2014

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: May 12, 2014